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                                                                   March 6, 2001

Kemper
Important News

                               for Kemper Ohio Tax-Free Income Fund Shareholders

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here's a brief overview of some matters affecting Kemper Ohio Tax-Free Income Fund that will be the subject of a shareholder vote.
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                                     Q & A
                             ---------------------
                             QUESTIONS AND ANSWERS
                             ---------------------

Q What is happening?

A Zurich Scudder Investments, Inc. ("ZSI"), the investment manager for Kemper Funds and Scudder Funds, has initiated a program to reorganize and combine the two fund families in response to changing industry conditions and investor needs. The goal is to create one streamlined, multi-class family of funds under the Scudder brand. The enclosed Proxy Statement/Prospectus provides a detailed discussion of the reasons behind the proposed reorganization of your fund as well as your fund Board's considerations in determining to recommend its approval by shareholders.

Q What issues am I being asked to vote on?

A As described in the enclosed Proxy Statement/Prospectus, you are asked to approve:

 .    the election of your fund's Board of Trustees;

 .    the combination of your fund into Scudder Managed Municipal Bonds, a fund with compatible investment policies that is also managed by ZSI; and

 .    the ratification of Ernst & Young LLP as your fund's independent auditors.

After reviewing the proposals, your fund's Board has determined that these actions are in the best interest of the fund's shareholders. The Board recommends that you vote FOR each proposal.

Q Why am I voting on my fund's Board of Trustees?

A The Trustees are your representatives who oversee the management and operations of your fund. The enclosed Proxy Statement/Prospectus outlines the prospective members' qualifications and their current roles in overseeing the Kemper Funds. If the proposal to combine your fund with Scudder Managed Municipal Bonds is approved by the shareholders, the Board of Scudder Managed Municipal Bonds will oversee the operations of the combined fund. You will find information about the members of that fund's board in that fund's statement of additional information, which is available upon request.

                                                     (continued on inside cover)

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                                                          [LOGO OF KEMPER FUNDS]

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Q What does the Board do for my fund?

A The Board hires the investment manager to manage and provide shareholder services for the fund. Among other responsibilities, the Board reviews fund performance, the quality of services provided to shareholders and the competitiveness of fund expenses. The Board also evaluates the benefits to shareholders of any proposals made by ZSI concerning the fund.

Q Why has the Board recommended that I vote in favor of the proposed combination?

A As discussed in the Proxy Statement/Prospectus, the Board recommends the combination of funds for the following reasons:

 .    Given your fund's relative small size and ZSI's commitment to a streamlined family of funds, the reorganization would allow shareholders to continue their investment in a comparable fund and would be effected on a tax-free basis, as opposed to liquidation, which would be a taxable transaction.

 .    The combined fund would adopt an investment management fee schedule that, at all asset levels, is lower than the current rate applicable to your fund.

 .    The fixed fee rate under the new Administration Agreement for Class A,
     Class B and Class C shares is expected to be less than the estimated current operating expenses such classes would otherwise pay.

 .    It is a condition of the reorganization that your fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

 .    Although your fund agreed to pay the estimated costs of the reorganization allocated to each class of the fund's shares, management has estimated that such allocated costs will be recoverable from lower overall expense ratios within six months of completion of the reorganization. ZSI agreed to pay all of the costs of the reorganization that exceed the estimated costs.

Q How would the reorganization of my fund into another fund be processed?

A As described in the Proxy Statement/Prospectus, your shares would be exchanged for an equally valued number of shares in Scudder Managed Municipal Bonds. The value of your total investment would not change as a result of the exchange. However, the number of shares you own may be adjusted up or down -- depending on the net asset value (NAV) of your current fund and the NAV of your new fund when the transaction takes place.

Q When would the reorganization take place?

A If approved, the reorganization would occur during the second quarter of 2001. You will be notified of the changes and their implementation in future communications.

Q What other issues am I asked to vote on?

A You are asked to ratify the selection of Ernst & Young LLP as your fund's independent auditors. However, if the reorganization of your fund into Scudder Managed Municipal Bonds is approved by a majority of the fund's shareholders, PricewaterhouseCoopers LLP will serve as independent auditors of the combined fund.

Q Whom should I call for additional information about this Proxy Statement?

A Please call Shareholder Communications Corporation, your fund's information agent, at (800) 605-1203.

                                                                   March 6, 2001

Dear Kemper Funds Shareholder:

    Zurich Scudder Investments, Inc. ("ZSI"), the investment manager for Kemper Funds and Scudder Funds, has initiated a program to reorganize and combine the two fund families in response to changing industry conditions and investor needs. Our goal is to create one streamlined, multi-class family of funds under the Scudder brand. As part of this program, you are being asked to approve a proposed combination of your Fund with a similar Scudder Fund. The enclosed Proxy Statement/Prospectus provides a detailed discussion of the reasons behind the proposed reorganization and proposals that require shareholder approval.

    Please take the time to read the enclosed materials.

    The question and answer section that begins on the front cover of the Proxy Statement/Prospectus summarizes the proposals that require shareholder approv-al. The Proxy Statement/Prospectus itself provides greater detail about the proposals, why they are being made and how they apply to your Fund. After care-ful review, your Fund's Board has approved each of these proposals. The Board recommends that you read the enclosed materials carefully and vote in favor of each proposal.

    To vote, simply fill out the enclosed proxy card(s) -- be sure to sign and date it -- and return it to us in the enclosed postage-paid envelope. If you prefer, you can save time and postage cost by voting on the Internet or by tel-ephone. The enclosed flyer describes how. Because many of the funds for which ZSI acts as investment manager are holding shareholder meetings regarding these and other issues, you may receive more than one proxy card. If so, please vote each one.

    Your vote is very important to us. If we do not hear from you by April 6, 2001, our proxy solicitor may contact you. Thank you for your response and for your continued investment with ZSI.

Sincerely,

/s/ Edmond D. Villani                 /s/ Mark S. Casady
Edmond D. Villani                     Mark S. Casady
Chief Executive Officer               President
Zurich Scudder Investments, Inc.      Kemper State Tax-Free
                                      Income Series

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                       KEMPER OHIO TAX-FREE INCOME FUND

    Please take notice that a Special Meeting of Shareholders (the "Meeting") of Kemper Ohio Tax-Free Income Fund (the "Fund"), a series of Kemper State Tax-Free Income Series (the "Trust"), will be held at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 4:00 p.m., Eastern time, for the following purposes:

  Proposal 1:     To elect Trustees of the Trust.

  Proposal 2:     To approve an Agreement and Plan of Reorganization for the
                  Fund (the "Plan"). Under the Plan, (i) all or substan-tially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Managed Municipal
                  Bonds, (ii) each shareholder of the Fund would receive shares of Scudder Managed Municipal Bonds of a correspond-ing class to those held by the shareholder in the Fund in an amount equal to the value of the shareholder's holdings in the Fund, and (iii) the Fund would then be terminated.

  Proposal 3:     To ratify the selection of Ernst & Young LLP as the inde-
                  pendent auditors for the Fund for the Fund's current fis-cal year.

    The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

    Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or post-ponements thereof.

    In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accor-dance with applicable law to permit further solicitation of proxies with re-spect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Trust's (for a Trust-wide vote) or the Fund's (for a Fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such ad-journment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                                         By Order of the Board,

                                                        /s/ Maureen E. Kane
                                                                Maureen E. Kane
                                                                      Secretary

March 6, 2001

 IMPORTANT -- We urge you to sign and date the enclosed proxy card(s) and re-turn it in the enclosed envelope which requires no postage (or to take ad-vantage of the electronic or telephonic voting procedures described on the proxy card(s)). Your prompt return of the enclosed proxy card(s) (or your voting by other available means) may save the necessity and expense of fur-ther solicitations. If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.

                               TABLE OF CONTENTS

INTRODUCTION..............................................................   1

PROPOSAL 1: ELECTION OF TRUSTEES..........................................   3

PROPOSAL 2: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION..............  11

    SYNOPSIS..............................................................  11

    PRINCIPAL RISK FACTORS................................................  34

    THE PROPOSED TRANSACTION..............................................  35

PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AU-
  DITORS..................................................................  45

ADDITIONAL INFORMATION....................................................  45

                          PROXY STATEMENT/PROSPECTUS
                                 March 6, 2001
                 Relating to the acquisition of the assets of
                       KEMPER OHIO TAX-FREE INCOME FUND,
                             a separate series of
          KEMPER STATE TAX-FREE INCOME SERIES (the "Acquired Trust")

                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                                (800) 621-1048

                            ----------------------

            by and in exchange for shares of beneficial interest of
                       SCUDDER MANAGED MUNICIPAL BONDS,
                             a separate series of
                SCUDDER MUNICIPAL TRUST (the "Acquiring Trust")
                            Two International Place
                       Boston, Massachusetts 02110-4103
                                (800) 728-3337

                            ----------------------

                                 INTRODUCTION

    This Proxy Statement/Prospectus is being furnished to shareholders of Kem-per Ohio Tax-Free Income Fund (the "Fund") in connection with three proposals. Proposal 1 describes the election of Trustees and Proposal 3 proposes the rat-ification of the selection of the Fund's auditors.

    In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Managed Municipal Bonds, a fund with compatible investment characteristics and managed by the same in-vestment manager as the Fund, in exchange for shares of beneficial interest of Scudder Managed Municipal Bonds and the assumption by Scudder Managed Munici-pal Bonds of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Managed Municipal Bonds received would then be distributed to the shareholders of the Fund in complete liquida-tion of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder Managed Municipal Bonds and will re-ceive shares of Scudder Managed Municipal Bonds having an

                            ----------------------

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.

aggregate net asset value as of the close of business on the business day pre-ceding the closing of the Reorganization (the "Valuation Date") equal to the aggregate net asset value of such shareholder's shares of the Fund as of the close of business on the Valuation Date. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 11, 2001.

    Proposals 1 and 2 arise out of a restructuring program proposed by Zurich Scudder Investments, Inc. ("ZSI" or the "Investment Manager"), the investment manager of both the Fund and Scudder Managed Municipal Bonds, described in more detail below. The restructuring program is designed to respond to chang-ing industry conditions and investor needs. ZSI seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. ZSI believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Kemper Fund sharehold-ers.

    In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken either by the Fund or Scudder Managed Municipal Bonds (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken either by the Acquired Trust or the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

    This Proxy Statement/Prospectus sets forth concisely the information about Scudder Managed Municipal Bonds that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Managed Municipal Bonds, see Scudder Managed Municipal Bonds' prospec-tus offering Class A, Class B and Class C shares dated December 29, 2000, as supplemented from time to time, which is included in the materials you re-ceived with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated January 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be ob-tained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

    Also incorporated herein by reference is Scudder Managed Municipal Bonds' statement of additional information relating to Class A, Class B and

Class C shares dated December 29, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Managed Municipal Bonds at the telephone number or address listed above. A Statement of Additional Information, dated March 6, 2001, containing additional information about the Reorganization has been filed with the Secu-rities and Exchange Commission (the "SEC" or the "Commission") and is incorpo-rated by reference into this Proxy Statement/Prospectus. A copy of this State-ment of Additional Information is available upon request and without charge by calling or writing Scudder Managed Municipal Bonds at the telephone number or address listed above. Shareholder inquiries regarding Scudder Managed Munici-pal Bonds may be made by calling (800) 728-3337 and shareholder inquiries re-garding the Fund may be made by calling (800) 621-1048. The information con-tained in this document concerning each Fund has been provided by, and is in-cluded herein in reliance upon, that Fund.

    Scudder Managed Municipal Bonds is a diversified series of shares of bene-ficial interest of the Acquiring Trust, while the Fund is a non-diversified series of shares of beneficial interest of the Acquired Trust. The Acquiring Trust and the Acquired Trust are open-end management investment companies or-ganized as Massachusetts business trusts.

    The Board of Trustees of the Acquired Trust is soliciting proxies from shareholders of the Fund for the Special Meeting of Shareholders to be held on May 24, 2001, at ZSI's offices, 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:00 p.m. (Eastern time), and at any and all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

    The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1: ELECTION OF TRUSTEES

    At the Meeting, shareholders will be asked to elect twelve individuals to constitute the Board of Trustees of the Acquired Trust. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the current Board of Trustees of the Acquiring Trust will oversee the operations of the combined fund (see "Synopsis -- Other Differ-ences Between the Funds" under Proposal 2).

    As discussed further below, ZSI commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connec-tion with that initiative, the Independent Trustees (as defined below) of the two separate boards of the Kemper Funds proposed to consolidate into a single board. The twelve individuals who have been nominated for election as Trustees of the Acquired Trust were nominated after careful consideration by the pres-ent Board of Trustees. The nominees are listed below. Seven of the nominees are currently Trustees of the Acquired Trust and three of the other nominees are currently trustees or directors of other Kemper Funds. Two of the nomi-nees, although not currently trustees or directors of any Kemper Fund, are se-nior executive officers of ZSI. These twelve nominees are also being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects an effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and ZSI.

    The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on July 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner di-es, resigns or is removed as provided in the governing documents of the Ac-quired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees, as well as the Trustee not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted,
(i) each of the nominees and Trustees has engaged in the principal occupa-tion(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

            Name (Date of Birth),
    Principal Occupation and Affiliations      Year First Became a Board Member
    -------------------------------------      --------------------------------
John W. Ballantine (2/16/46),(/1/) Retired;    1999
  formerly, First Chicago NBD Corporation/The
  First National Bank of Chicago: 1996-1998,
  Executive Vice President and Chief Risk
  Management Officer; 1995-1996, Executive
  Vice President and Head of International
  Banking; Director, First Oak Brook
  Bancshares, Inc., Oak Brook Bank and
  Tokheim Corporation.

            Name (Date of Birth),
    Principal Occupation and Affiliations      Year First Became a Board Member
    -------------------------------------      --------------------------------
Lewis A. Burnham (1/8/33),(/1/) Retired;       1983
  formerly, Partner, Business Resources
  Group; formerly, Executive Vice President,
  Anchor Glass Container Corporation.

Mark S. Casady (9/12/60),* Managing Director,  Nominee
  ZSI; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

Linda C. Coughlin (1/1/52),*(/2/) Managing     2000
  Director, ZSI.

Donald L. Dunaway (3/8/37),(/1/) Retired;      1983
  formerly, Executive Vice President, A.O.
  Smith Corporation (diversified
  manufacturer).

James R. Edgar (7/22/46),(/3/) Distinguished   Nominee
  Fellow, University of Illinois Institute of
  Government and Public Affairs; Director,
  Kemper Insurance Companies (not affiliated
  with the Kemper Funds); Director, John B.
  Sanfilippo & Son, Inc.; Director, Horizon
  Group Properties, Inc.; formerly, Governor,
  State of Illinois.

William F. Glavin (8/30/58),* Managing         Nominee
  Director, ZSI; formerly, Executive Vice
  President of Market and Product
  Development, The Dreyfus Corporation.

Robert B. Hoffman (12/11/36),(/1/) Retired;    1983
  formerly, Chairman, Harnischfeger
  Industries, Inc. (machinery for the mining
  and paper industries); formerly, Vice
  Chairman and Chief Financial Officer,
  Monsanto Company (agricultural,
  pharmaceutical and nutritional/food
  products); formerly, Vice President, Head
  of International Operations, FMC
  Corporation (manufacturer of machinery and
  chemicals); Director, Harnischfeger
  Industries, Inc.

           Name (Date of Birth),
   Principal Occupation and Affiliations      Year First Became a Board Member
   -------------------------------------      --------------------------------
Shirley D. Peterson (9/3/41),(/1/) Retired;   1995
  formerly, President, Hood College;
  formerly, Partner, Steptoe & Johnson
  (attorneys); prior thereto, Commissioner,
  Internal Revenue Service; prior thereto,
  Assistant Attorney General (Tax), U.S.
  Department of Justice; Director, Bethlehem
  Steel Corp.

Fred B. Renwick (2/1/30),(/3/) Professor of   Nominee
  Finance, New York University, Stern School
  of Business; Director, the Wartburg
  Foundation; Chairman, Finance Committee of
  Morehouse College Board of Trustees;
  Director, American Bible Society
  Investment Committee; previously member of
  the Investment Committee of Atlanta
  University Board of Trustees; formerly
  Director of Board of Pensions Evangelical
  Lutheran Church in America.

William P. Sommers (7/22/33),(/1/) Retired;   1983
  formerly, President and Chief Executive
  Officer, SRI International (research and
  development); prior thereto, Executive
  Vice President, Iameter (medical
  information and educational service
  provider); prior thereto, Senior Vice
  President and Director, Booz, Allen &
  Hamilton Inc. (management consulting
  firm); Director, PSI Inc., Evergreen
  Solar, Inc. and Litton Industries;
  Advisor, Guckenheimer Enterprises;
  Consultant and Director, SRI/Atomic
  Tangerine.

John G. Weithers (8/8/33),(/3/) Formerly,     Nominee
  Chairman of the Board and Chief Executive
  Officer, Chicago Stock Exchange; Director,
  Federal Life Insurance Company; President
  of the Members of the Corporation and
  Trustee, DePaul University; Director,
  International Federation of Stock
  Exchanges; Director, Records Management
  Systems.

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* Interested person of the Acquired Trust, as defined in the Investment Com-pany Act of 1940, as amended (the "1940 Act").
(/1/)Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by ZSI.
(/2/)Ms. Coughlin serves as a board member of 56 investment companies with 137 portfolios managed by ZSI.
(/3/)Messrs. Edgar, Renwick and Weithers serve as board members of 16 invest-ment companies with 58 portfolios managed by ZSI.

Trustee Not Standing for Re-Election:

                             Present Office with the Acquired
                              Trust; Principal Occupation or
Name (Date of Birth)           Employment and Directorships
--------------------       ------------------------------------
Donald R. Jones (1/17/30)  Trustee; Retired; formerly,
                           Director, Motorola, Inc.
                           (manufacturer of electronic
                           equipment and components); Executive
                           Vice President and Chief Financial
                           Officer, Motorola, Inc.

    Appendix 1 lists the number of shares of each series of the Acquired Trust owned directly or beneficially by the Trustees and by the nominees for election.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

    The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. The board that is proposed for election at this Meeting is comprised of three individuals who are considered "interested" Trustees, and nine individu-als who have no affiliation with ZSI and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently adopted rules that require a majority of the board members of a fund to be "independent" if the fund takes advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, 75% will be Indepen-dent Trustees. Each of the nominees that will be considered an Independent Trustee, if elected, has been selected and nominated solely by the current In-dependent Trustees of the Acquired Trust.

    The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other require-ments. Furthermore, the Independent Trustees review the fees paid to the In-vestment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effec-tiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Re-port of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters, and regularly meet privately with their counsel.

    Currently, the Board of Trustees has an Audit Committee and a Nominating and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and a Contract Renewal Com-mittee. During calendar year 2000, the Board of Trustees met eight times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit Committee

    The Audit Committee makes recommendations regarding the selection of inde-pendent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that deline-ates the committee's duties and powers. Currently, the members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Donald R. Jones. The Audit Committee held five meetings during calendar year 2000.

Nominating and Governance Committee

    The Board of Trustees has a Nominating and Governance Committee, comprised of only Independent Trustees, that seeks and reviews candidates for considera-tion as nominees for membership on the Board and oversees the administration of the Acquired Trust's Governance Procedures and Guidelines. The Nominating and Governance Committee has a written charter that delineates the committee's duties and powers. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Acquired Trust. Currently, the members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), John W. Ballantine, Shirley D. Peterson and William P. Sommers. The Nominating and Governance Com-mittee held two meetings during calendar year 2000.

Officers

    The following persons are officers of the Acquired Trust:

                                  Present Office with the
                                 Acquired Trust; Principal
                                       Occupation or          Year First Became
Name (Date of Birth)                  Employment(/1/)          an Officer(/2/)
--------------------             -------------------------- ---------------------
Mark S. Casady.................. President; Managing                1998
 (9/21/60)                       Director, ZSI; formerly,
                                 Institutional Sales
                                 Manager of an unaffiliated
                                 mutual fund distributor.

Linda C. Coughlin............... Trustee, Vice President            2000
 (1/1/52)                        and Chairperson; Managing
                                 Director, ZSI.

Philip J. Collora............... Vice President and                 1989
 (11/15/45)                      Assistant Secretary;
                                 Attorney, Senior Vice
                                 President, ZSI.

Kathryn L. Quirk................ Vice President; Managing           1998
 (12/3/52)                       Director, ZSI.

Eleanor R. Brennan.............. Vice President; Senior             2000
 (3/3/64)                        Vice President, ZSI.

Philip G. Condon................ Vice President; Managing           2000
 (8/15/50)                       Director, ZSI

Ashton P. Goodfield............. Vice President; Senior             2000
 (10/3/63)                       Vice President, ZSI.

Richard L. Vandenberg........... Vice President; Managing           2001
 (11/16/49)                      Director, ZSI.

Linda J. Wondrack............... Vice President; Managing           1998
 (9/12/64)                       Director, ZSI; formerly,
                                 Senior Vice President and
                                 portfolio manager with an
                                 unaffiliated investment
                                 management firm.

John R. Hebble.................. Treasurer; Senior Vice             1998
 (6/27/58)                       President, ZSI.

Brenda Lyons.................... Assistant Treasurer;               1998
 (2/21/63)                       Senior Vice President,
                                 ZSI.

Maureen E. Kane................. Secretary; Vice President,         1998
 (2/14/62)                       ZSI; formerly, Assistant
                                 Vice President of an
                                 unaffiliated investment
                                 management firm; prior
                                 thereto, Associate Staff
                                 Attorney of an
                                 unaffiliated investment
                                 management firm, and
                                 Associate, Peabody &
                                 Arnold (law firm).

Caroline Pearson................ Assistant Secretary;               1998
 (4/1/62)                        Managing Director, ZSI;
                                 formerly, Associate,
                                 Dechert Price & Rhoads
                                 (law firm) 1989 to 1997.

-----------
(/1/)Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not neces-sarily in the same capacity.
(/2/)The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold office as the Trustees permit in accordance with the By-laws of the Acquired Trust.

Compensation of Trustees and Officers

    The Acquired Trust pays the Independent Trustees a monthly retainer and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. ZSI supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stock-holders of ZSI and participate in the fees paid to that firm, although the Ac-quired Trust makes no direct payments to them.

    To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. Independent Trustees of the Acquired Trust are not entitled to benefits under any pension or re-tirement plan. However, the Board of each Kemper Fund determined that, partic-ularly given the benefits that would accrue to the Kemper Funds from the re-structuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with ZSI agreeing to bear one-half of the cost of such benefit, given that ZSI also benefits from administrative efficiencies of a consolidated board. Mr. Jones, an Independent Trustee of the Acquired Trust who is not standing for re-election, will receive such a one-time benefit. The amount re-ceived on behalf of each fund for which he serves as a trustee ranges from $1,071 to $8,078 (approximately $225,000 in the aggregate for all the Kemper Funds).

    The following Compensation Table provides in tabular form the following data:

    Column (1) All Trustees who receive compensation from the Acquired Trust.

    Column (2) Aggregate compensation received by each Trustee from the Ac-quired Trust during calendar year 2000.

    Column (3) Total compensation received by each Trustee from funds advised by ZSI (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

                                                                    Total
                                                              Compensation from
                                   Aggregate Compensation           Fund
Name of Trustee                     from Acquired Trust       Complex(/2/)(/3/)
---------------                 ----------------------------  -----------------
John W. Ballantine............. $6,159.01 (4 fund portfolios)    $183,570.00
Lewis A. Burnham............... $5,569.82 (4 fund portfolios)    $154,040.00
Donald L. Dunaway(/1/)......... $6,920.14 (4 fund portfolios)    $205,350.00
Robert B. Hoffman.............. $5,888.99 (4 fund portfolios)    $163,890.00
Donald R. Jones................ $5,875.44 (4 fund portfolios)    $163,170.00
Shirley D. Peterson............ $6,292.15 (4 fund portfolios)    $149,010.00
William P. Sommers............. $5,518.19 (4 fund portfolios)    $153,330.00

-----------
(/1/)Pursuant to deferred compensation agreements with the Acquired Trust, Mr.
     Dunaway has deferred, in prior years, compensation from the Acquired Trust. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total de-ferred fees (including interest thereon) payable from the Acquired Trust to Mr. Dunaway are $29,456.
(/2/)Includes compensation for service on the boards of 26 Kemper trusts/corporations comprised of 45 fund portfolios. Each Trustee cur-rently serves on the boards of 26 Kemper trusts/corporations comprised of 45 fund portfolios.
(/3/)Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the ZSI restructuring initiative (which included a comprehensive review of ZSI's proposals, including a branding change, combinations of certain funds (including tax implica-tions), liquidations of certain funds, implementation of an administra-tion agreement for certain funds (including fee caps) and the consolida-tion of certain boards). Such amounts totaled $77,760, $43,200, $77,760, $47,520, $43,200, $47,520 and $43,200 for Messrs. Ballantine, Burnham,
     Dunaway, Hoffman, Jones, Sommers and Ms. Peterson, respectively. A por-tion of these meeting fees were borne by ZSI.

                 The Board of Trustees unanimously recommends that the shareholders of the Fund vote FOR each nominee.

                       PROPOSAL 2: APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I. SYNOPSIS

Introduction

    The Board of Trustees, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Managed Municipal Bonds in exchange for Class A, Class B and Class C shares of Scudder Managed Municipal Bonds; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the Reorganization, each share-holder of the Fund will become a shareholder of Scudder Managed Municipal Bonds, a fund with compatible investment characteristics and managed by the same investment manager as the Fund. Immediately after the Reorganization, each shareholder of the Fund will hold shares of the class of shares of Scudder Managed Municipal Bonds that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

    ZSI is the investment manager of both Funds. If the Reorganization is com-pleted, the Fund's shareholders will continue to enjoy all of the same share-holder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvest-ment. Services provided to the Class A, Class B and Class C shareholders of Scudder Managed Municipal Bonds are identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchases, Exchanges and Redemptions."

Background of the Reorganization

    The Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this ex-pansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by ZSI has followed this pattern.

    As a result, ZSI has sought ways to restructure and streamline the manage-ment and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered un-der the "Scudder" name. ZSI believes, and has advised the boards, that reduc-ing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund sharehold-ers. ZSI has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and poli-cies. ZSI believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not re-sult in any changes in the shareholder services currently offered to share-holders of the Kemper Funds.

    Most of the Scudder Funds have recently adopted a new fee structure for certain administrative services. Under this fee structure, in exchange for payment by a fund of a single administrative fee rate, ZSI provides or pays for substantially all services that the fund normally requires for its opera-tions, other than those provided under the fund's investment management agree-ment and certain other expenses. This administrative fee enables investors to determine with greater certainty the expense level that a fund will experi-ence, and, for the term of the administrative services agreement, transfers substantially all of the risk of increased costs to ZSI. Likewise, ZSI re-ceives all of the benefits of economies of scale from increases in asset size or decreased operating expenses. Scudder Managed Municipal Bonds has imple-mented such an administrative fee, as described in "Administrative Fee" below. As part of the restructuring effort, ZSI has proposed extending this adminis-trative fee structure to those funds currently offered under the Kemper name.

    The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a pos-itive impact on ZSI as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for ZSI in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

    Since receiving ZSI's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of ZSI, the Independent Trustees have requested, and ZSI has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction -- Board Approval of the Proposed Transaction" be-low.

    In determining whether to recommend that the shareholders of the Fund ap-prove the Reorganization, the Board of Trustees considered that:

  . Given the Fund's relative small size and ZSI's commitment to a stream-lined family of funds, the Reorganization would allow shareholders to continue their investment in a comparable fund and would be effected on a tax-free basis, as opposed to liquidation, which would be a tax-able transaction.

  . The combined fund would adopt an investment management fee schedule that, at all asset levels, is lower than the current rate applicable to the Fund.

  . The fixed fee rate under the new Administration Agreement for Class A, Class B and Class C shares is expected to be less than the estimated current operating expenses such classes would otherwise pay.

  . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free trans-action.

  . Although the Fund agreed to pay the estimated costs of the Reorganiza-tion allocated to each class of the Fund's shares, management has es-timated that such allocated costs will be recoverable from lower over-all expense ratios within six months of completion of the Reorganiza-tion. ZSI agreed to pay all of the costs of the Reorganization that exceed estimated costs.

    For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

  . the Reorganization is in the best interests of the Fund and its share-holders; and

  . the interests of the existing shareholders of the Fund will not be di-luted as a result of the Reorganization.

    Accordingly, the Trustees unanimously recommend approval of the Plan ef-fecting the Reorganization. If the Plan is not approved, the Fund will con-tinue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

    This section will help you compare the investment objectives and policies of the Fund and Scudder Managed Municipal Bonds. Please be aware that this is only a summary. More complete information may be found in the Funds' prospec-tuses.

    While certain of the investment objectives, policies and restrictions of the Funds are compatible, some significant differences do exist. The invest-ment objective of Scudder Managed Municipal Bonds is to seek income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. The investment objective of the Fund is to seek a high level of current income that is exempt from Ohio state and federal income taxes. There can be no assurance that either Fund will achieve its investment objective.

    Scudder Managed Municipal Bonds seeks its objective by investing at least 80% of its net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax. The Fund seeks its objective by normally investing at least 80% of its net as-sets in municipal securities whose income is free from regular federal income tax. Each Fund's policy with respect to investing at least 80% of net assets in securities whose income is free from regular federal income tax is funda-mental. While Scudder Managed Municipal Bonds invests in municipal securities of issuers across the U.S. and does not concentrate investments in any partic-ular state, the Fund invests at least 65% of its total assets in Ohio munici-pal securities and other securities that are exempt from Ohio state income taxes. Scudder Managed Municipal Bonds does not invest in securities issued by tobacco-producing companies. Each Fund can invest up to 20% of its net assets in securities whose income is subject to the alternative minimum tax. Although there is no current intention to do so, each Fund may invest more than 25% of its total assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in municipal securities whose investment income is taxable or AMT bonds and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. Shareholders of Scudder Managed Municipal Bonds may be subject to state and local taxes, including Ohio state tax, on distributions from such Fund.

    Each Fund may buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source) and gen-eral obligation bonds (which are typically backed by the issuer's ability to levy taxes). Each Fund may also (to a limited extent for the Fund) purchase municipal lease obligations and investments representing an interest in these. The Investment Manager uses several strategies in seeking to reduce Scudder Managed Municipal Bonds' downside risk, including (i) typically maintaining a high level of portfolio quality, (ii) keeping the fund's duration generally shorter than comparable mutual funds, and (iii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount.

    Scudder Managed Municipal Bonds normally invests at least 65% of its net assets in municipal securities in the three highest quality ratings of a Na-tionally Recognized Statistical Rating Organization such as Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch IBCA, Inc., and may invest up to 10% of its total assets in "high yield" or "junk" bonds rated as low as B. Normally, at least 90% of the Fund's municipal securities are in the top four grades of credit quality, and up to 10% of its municipal securities may be in junk bonds (i.e., those rated BB/Ba and below). Also, although each Fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the Investment Manager does not intend to use them as principal investments for either Fund, and may not use them at all. As a temporary defensive measure, the Fund may shift up to 100% of its assets and Scudder Managed Municipal Bonds may shift up to 20% of its assets into investments such as taxable money market securities. This could prevent losses, but would mean that the particular Fund would not be pursuing its objective.

    The Funds differ in their manner of security selection. The Investment Manager looks for securities that appear to offer the best total return poten-tial, in the case of Scudder Managed Municipal Bonds, and the best income po-tential, in the case of the Fund, although for each Fund the Investment Man-ager normally prefers securities that cannot be called in before maturity (see "Comparative Considerations" below). In making buy and sell decisions for each Fund, the Investment Manager typically weighs a number of factors, such as economic outlooks, possible interest rate movements and changes in supply and demand within the municipal bond market and, in the case of the Fund, specific security characteristics.

    The Funds' fundamental investment restrictions, as set forth under "In-vestment Restrictions" in each Fund's statement of additional information, are identical, except that, as noted above, unlike Scudder Managed Municipal Bonds, the Fund has elected to be classified as a non-diversified series of an open-end investment company. Generally, as compared to a diversified fund, a non-diversified fund is permitted to invest a larger portion of its assets in fewer issuers. Fundamental investment restrictions may not be changed without the approval of Fund shareholders. The Funds' non-fundamental investment re-strictions (i.e., those changeable by the Board without shareholder approval), as set forth under "Investment Restrictions" in each Fund's statement of addi-tional information, are identical, except that the Fund, but not Scudder Man-aged Municipal Bonds, has a stated restriction limiting investments in illiq-uid securities to no more than 15% of net assets. Both Funds are, however, subject to such restriction pursuant to applicable regulation. Investors should refer to each Fund's statement of additional information for a more de-tailed description of that Fund's investment policies and restrictions.

Portfolio Turnover

    The portfolio turnover rate for Scudder Managed Municipal Bonds, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator secu-rities with maturities at the time of acquisition of one year or less), for the fiscal year ended May 31, 2000 was 47%. The portfolio turnover rate for the Fund for the fiscal year ended August 31, 2000 was 9%. A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may re-sult in the realization of net capital gains, which would be taxable to share-holders when distributed.

Comparative Considerations

    The portfolio characteristics of the combined fund after the Reorganiza-tion will reflect the blended characteristics of the Fund and Scudder Managed Municipal Bonds. The following characteristics are as of December 31, 2000 for both Funds and also reflect the blended characteristics of both Funds after the Reorganization as of that same date. In addition to the Reorganization of the Fund into Scudder Managed Municipal Bonds, Kemper Municipal Bond Fund is also proposed to be reorganized into Scudder Managed Municipal Bonds. If shareholders of Kemper Municipal Bond Fund approve the reorganization of their fund into Scudder Managed Municipal Bonds, it will affect the blended charac-teristics of the combined fund.

    The Fund currently seeks to concentrate its investments in Ohio state and local municipal obligations, so that all or a portion of Fund distributions are exempt from both federal and Ohio state income taxes. Scudder Managed Mu-nicipal Bonds, however, does not focus its investments on municipal bonds of any one state. Interest from municipal bonds issued by states other than Ohio is not exempt from Ohio state taxes. Thus, while all or part of the distribu-tions made by Scudder Managed Municipal Bonds may be exempt from regular fed-eral income tax, no part of any such distributions will be exempt from Ohio state taxes.

                             Portfolio Composition

                                                                                                             % in non-
                               Tax         Avg.         Avg.          Portfolio Quality(/4/)      % in Ohio     Ohio
                            Equivalent   Maturity     Duration   -------------------------------- Municipal  Municipal
                 Yield(/1/) Yield(/2/) (Years)(/3/) (Years)(/3/)  AAA    AA     A    BBB  Unrated Securities Securities
                 ---------- ---------- ------------ ------------ ------ ----- ----- ----- ------- ---------- ----------
Fund............   3.78%      7.08%        14.0         7.4       59.0% 23.0%  1.0%  9.0%  8.00%    96.0%       4.0%
Scudder Managed
Municipal
Bonds...........   4.10%      6.79%        10.2         7.4       85.0%  8.0%  3.0%  1.0%  3.00%     2.0%      98.0%
Scudder Managed
Municipal
Bonds -- Pro
Forma
Combined(/5/)...   4.09%      6.78%        10.3         7.4      84.57% 8.25% 2.97% 1.13%  3.08%     3.6%      96.4%

----
(/1/)The yield provided for the Fund represents the yield for its Class A shares and the yield provided for Scudder Managed Municipal Bonds repre-sents the yield for its Class S shares, each for the 30 days ended Decem-ber 31, 2000. The yield is computed by dividing the net investment income per share earned during a specified one month or 30-day period by the maximum offering price per share on the last day of the period. In the case of the Class S shares of Scudder Managed Municipal Bonds, the maxi-mum offering price was calculated using the up-front sales charge appli-cable to Class A shares. The Pro Forma yield reflects the Class A shares' up-front sales charge of the combined fund, giving effect to the Reorga-nization, and, therefore, is not necessarily indicative of the actual yield to any particular shareholder. The yield for other classes of shares would vary.
(/2/)Tax equivalent yield is calculated by dividing that portion of each Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of a Fund's yield that is not tax-exempt. The applicable income tax rate for the Fund is 46.58% (the highest marginal combined federal and Ohio state income tax rate). The applicable income tax rate for Scudder Managed Municipal Bonds and the combined fund is 39.6% (the highest marginal federal income tax rate). The tax equivalent yield of other classes of shares would vary.
(/3/)Both dollar-weighted average maturity and duration reflect the sensitiv-ity of a Fund to interest rate fluctuations. The average dollar-weighted maturity of a Fund is the dollar-weighted average of the stated maturi-ties of all debt instruments held by the Fund. Duration is the weighted present value of principal and interest payments expressed in years and may more accurately measure a Fund's sensitivity to incremental changes in interest rates than average maturity. Other factors being equal (e.g., portfolio quality), a Fund with a longer maturity and duration reacts more strongly to interest rate changes than a Fund with a shorter matu-rity and duration. For example, a Fund with a duration of five years is expected to experience a price decrease of roughly five percent for each percent increase in interest rates, while a comparable fund with a dura-tion of four years is expected to experience a price decrease of roughly four percent for the same change in interest rates.
(/4/)Represents the lower of ratings by Moody's and S&P. See Annex A to each Fund's statement of additional information for a general description of Moody's and S&P's ratings of municipal obligations.
(/5/)Reflects the blended characteristics of the Fund and Scudder Managed Mu-nicipal Bonds as of December 31, 2000. Kemper Municipal Bond Fund is also proposed to be reorganized into Scudder Managed Municipal Bonds. If shareholders of Kemper Municipal Bond Fund approve their reorganization, the pro forma characteristics shown in the table above will change. The portfolio composition and characteristics of the combined fund will change consistent with its stated investment objectives and policies.

Performance

    The following tables show how the returns of the Fund and Scudder Managed Municipal Bonds over different periods average out. For context, the tables also include a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performance of both Funds and the index vary over time, and past performance is not necessarily indicative of future re-sults. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                Class A Shares

                                                     Past     Past     Since
                                          Past Year 5 Years 10 Years Inception*
                                          --------- ------- -------- ----------
Fund -- Class A(/1/)....................    2.56%    3.18%     N/A     5.04%
Scudder Managed Municipal Bonds -- Class
  A(/2/)................................    5.75%    4.46%   6.50%       N/A
Comparative Index for both Funds: Lehman
  Brothers Municipal Bond Index(/3/)....   11.68%    5.84%   7.32%     6.26%

-----------

* Inception date of the Fund's Class A shares is March 22, 1993. Index com-parison begins March 31, 1993.
(/1/Class)A performance is adjusted for maximum sales charge.
(/2/)Class A shares of Scudder Managed Municipal Bonds are newly offered and therefore have no available performance information. The average annual total returns for Scudder Managed Municipal Bonds Class A shares are de-rived from the historical performance of Class S shares, adjusted to re-flect the impact of the maximum initial sales charge and the higher total annual operating expenses applicable to Class A shares.
(/3/)The Lehman Brothers Municipal Bond Index is an unmanaged, market value-weighted measure of municipal bonds issued across the United States.

    Total return for the Fund would have been lower from inception through 1994 if the Investment Manager had not maintained expenses during that period.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                Class B Shares

                                             Past   Past     Past     Since
                                             Year  5 Years 10 Years Inception*
                                            ------ ------- -------- ----------
Fund -- Class B(/1/).......................  4.26%  3.29%     N/A     4.97%
Scudder Managed Municipal Bonds -- Class
  B(/2/)...................................  6.87%  4.27%   6.05%       N/A
Comparative Index for both Funds: Lehman
  Brothers Municipal Bond Index(/3/)....... 11.68%  5.84%   7.32%     6.76%

-----------

* Inception date of the Fund's Class B shares is May 31, 1994. Index compar-ison begins May 31, 1994.
(/1/) Class B performance is adjusted for maximum contingent deferred sales charge.
(/2/)Class B shares of Scudder Managed Municipal Bonds are newly offered and therefore have no available performance information. The average annual total returns for Scudder Managed Municipal Bonds Class B shares are de-rived from the historical performance of Class S shares, adjusted to re-flect the impact of the maximum contingent deferred sales charge and the higher total annual operating expenses applicable to Class B shares.
(/3/)The Lehman Brothers Municipal Bond Index is an unmanaged, market value-weighted measure of municipal bonds issued across the United States.

    Total return for the Fund would have been lower from inception through 1994 if the Investment Manager had not maintained expenses during that period.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                Class C Shares

                                             Past   Past     Past     Since
                                             Year  5 Years 10 Years Inception*
                                            ------ ------- -------- ----------
Fund -- Class C............................  7.27%  3.46%     N/A     4.97%
Scudder Managed Municipal Bonds -- Class
  C(/1/)...................................  9.85%  4.58%   6.14%       N/A
Comparative Index for both Funds: Lehman
  Brothers Municipal Bond Index(/2/)....... 11.68%  5.84%   7.32%     6.76%

-----------
* Inception date of the Fund's Class C shares is May 31, 1994. Index compar-ison begins May 31, 1994.
(/1/)Class C shares of Scudder Managed Municipal Bonds are newly offered and therefore have no available performance information. The average annual total returns for Scudder Managed Municipal Bonds Class C shares are de-rived from the historical performance of Class S shares, adjusted to re-flect the impact of the higher total annual operating expenses applicable to Class C shares.
(/2/)The Lehman Brothers Municipal Bond Index is an unmanaged, market value-weighted measure of municipal bonds issued across the United States.

    Total return for the Fund would have been lower from inception through 1994 if the Investment Manager had not maintained expenses during that period.

    For management's discussion of Scudder Managed Municipal Bonds' perfor-mance for the fiscal year ended May 31, 2000, please refer to Exhibit B. Shareholders of the Fund should be aware that the performance discussion and data in Exhibit B have not been adjusted to reflect the impact of the sales charges and distribution fees borne by Class A, Class B and Class C shares, which would reduce performance.

Investment Manager; Fees and Expenses

    Each Fund retains the investment management firm of ZSI, pursuant to sepa-rate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. ZSI is a Delaware corpo-ration located at 345 Park Avenue, New York, New York 10154-0010.

    Each Fund pays the Investment Manager a graduated investment management fee, although the fee rates and breakpoints differ. The fee is graduated so that increases in a Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of May 31, 2000, Scudder Managed Municipal Bonds had total net assets of $664,425,993. For the fiscal year ended May 31, 2000, Scudder Managed Munici-pal Bonds paid the Investment Manager a fee of 0.52% of its average daily net assets. As of August 31, 2000, the Fund had total net assets of $37,806,839. For the fiscal year ended August 31, 2000, the Fund paid the Investment Man-ager a fee of 0.55% of its average daily net assets.

    Currently, the fee schedules for the Fund and Scudder Managed Municipal Bonds are as follows:

               Fund                            Scudder Managed Municipal Bonds
------------------------------------         -------------------------------------------
                               Fee                                             Fee
Average Daily Net Assets       Rate          Average Daily Net Assets          Rate
------------------------       ----          ------------------------          ----
First $250 million            0.550%         First $2 billion                 0.490%
Next $750 million             0.520%         Next $1 billion                  0.465%
Next $1.5 billion             0.500%         Over $3 billion                  0.440%
Next $2.5 billion             0.480%
Next $2.5 billion             0.450%
Next $2.5 billion             0.430%
Next $2.5 billion             0.410%
Over $12.5 billion            0.400%

    ZSI has proposed that Scudder Managed Municipal Bonds adopt a lower in-vestment management fee schedule after the Reorganization, as shown in the ta-ble below:

                                     Combined Fund
           -------------------------------------------------------------------
                                                                         Fee
           Average Daily Net Assets                                      Rate
           ------------------------                                      ----
           First $250 million                                           0.450%
           Next $750 million                                            0.430%
           Next $1.5 billion                                            0.410%
           Next $2.5 billion                                            0.400%
           Next $2.5 billion                                            0.380%
           Next $2.5 billion                                            0.360%
           Next $2.5 billion                                            0.340%
           Over $12.5 billion                                           0.320%

    The effectiveness of the new investment management agreement for Scudder Managed Municipal Bonds and the Closing are contingent upon each other. Based upon the Fund's average daily net assets for the twelve month period ended No-vember 30, 2000, the effective advisory fee rate for the Fund was 0.55% of av-erage daily net assets. Based upon each Fund's average daily net assets for the twelve month period ended November 30, 2000, the effective advisory fee rate for Scudder Managed Municipal Bonds after the Reorganization would be 0.41% of average daily net assets, giving effect to the proposed new invest-ment management agreement.

Administrative Fee

    Scudder Managed Municipal Bonds has entered into an administrative serv-ices agreement with ZSI (the "Administration Agreement"), pursuant to which ZSI provides or pays others to provide substantially all of the administrative services required by the Class A, Class B and Class C shares of Scudder Man-aged Municipal Bonds (other than those provided by ZSI under its investment management agreement with that Fund) in exchange for the payment by Scudder Managed Municipal Bonds of an annual administrative services fee (the "Admin-istrative Fee") equal to 0.100%, 0.125% and 0.150% of average daily net assets attributable to the Class A, Class B and Class C shares, respectively. In ad-dition, ZSI has agreed to waive an additional 0.005% of the Administrative Fee for Class A shares for a period of one year following the date of the Closing. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its current shareholder services agreement and underwriting and distribution services agreement with Scudder Managed Municipal Bonds are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Managed Municipal Bonds' future expense ratio more predict-able. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating ex-penses. The details of this arrangement (including expenses that are not cov-ered) are set out below.

    Various service providers (the "Service Providers"), some of which are af-filiated with ZSI, provide certain services to Scudder Managed Municipal Bonds pursuant to separate agreements. These Service Providers may differ from the current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes net asset value for Scudder Managed Municipal Bonds and maintains its accounting records. Kemper Service Company, also a subsidiary of ZSI, is the transfer, shareholder servicing and dividend-paying agent for the Class A, Class B and Class C shares of Scudder Managed Municipal Bonds. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and em-ployee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of Scudder Managed Municipal Bonds, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Managed Municipal Bonds.

    Under the Administration Agreement, each Service Provider provides the services to Scudder Managed Municipal Bonds described above, except that ZSI pays these entities for the provision of their services to Scudder Managed Mu-nicipal Bonds and pays most other fund expenses, including insurance, regis-tration, printing and postage fees. In return, Scudder Managed Municipal Bonds pays ZSI the Administrative Fee.

    The Administration Agreement will remain in effect with respect to the Class A, Class B and Class C shares for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee Scudder Man-aged Municipal Bonds. The Administration Agreement shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the trustees, including the Inde-pendent Trustees, that oversee Scudder Managed Municipal Bonds. The fee pay-able by Scudder Managed Municipal Bonds to ZSI pursuant to the Administration Agreement is reduced by the amount of any credit received from Scudder Managed Municipal Bonds' custodian for cash balances.

    Certain expenses of Scudder Managed Municipal Bonds are not borne by ZSI under the Administration Agreement, such as taxes, brokerage, interest and ex-traordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder Man-aged Municipal Bonds continues to pay the fees required by its investment man-agement agreement with ZSI. In addition, it pays the fees under its services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Services Fees" below.

Comparison of Expenses

    The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A, Class B and Class C shares of Scudder Managed Munici-pal Bonds, and compares these with the expenses of the Fund. As indicated be-low, it is expected that the total expense ratio of each class of Scudder Man-aged Municipal Bonds following the Reorganization will be lower than the cur-rent expense ratio of the corresponding class of the Fund. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended November 30, 2000 (prior to the creation of Class A, Class B and Class C shares of Scudder Managed Municipal Bonds) and on a pro forma basis as of that date and for the twelve month period then end-ed, assuming the Reorganization had been in effect for the period.

    It is being proposed to shareholders of Kemper Municipal Bond Fund ("Kem-per Municipal"), another fund advised by ZSI, that Scudder Managed Municipal Bonds acquire the net assets of Kemper Municipal. The closing of this other acquisition and the Closing are not contingent upon each other. The Pro Forma-1 column in each table below assumes that Scudder Managed Municipal Bonds will not acquire the net assets of Kemper Municipal and thus reflects only the ac-quisition by Scudder Managed Municipal Bonds of the net assets of the Fund. The Pro Forma-2 column in each table below assumes that Scudder Managed Munic-ipal Bonds will acquire the net assets of both Kemper Municipal and the Fund.

                            Expense Comparison Table
                                 Class A Shares

                                                         Scudder      Scudder
                                                         Managed      Managed
                                            Scudder     Municipal    Municipal
                                            Managed     Bonds --     Bonds --
                                           Municipal   Pro Forma-1  Pro Forma-2
                                     Fund    Bonds     Combined(a)  Combined(a)
                                    ------ ---------   -----------  -----------
Shareholder Fees
Maximum Sales Charge (Load)
  Imposed on Purchases (as % of
  offering price).................   4.50%   4.50%        4.50%        4.50%
Maximum Contingent Deferred Sales
  Charge (Load) (as % of
  redemption proceeds)(b).........    None    None         None         None
Maximum Deferred Sales Charge
  (Load) imposed on reinvested
  dividends.......................    None    None         None         None
Redemption Fee (as a percentage of
  amount redeemed, if
  applicable).....................    None    None         None         None
Annual Fund Operating Expenses
  (unaudited) (as a % of average
  net assets)
Management Fees...................   0.55%   0.49%(c)     0.43%        0.41%
Distribution and/or Service
  (12b-1) Fees....................    None   0.25%(d)     0.22%(e)     0.19%(e)
Other Expenses....................   0.54%   0.10%(f)     0.10%        0.10%
                                    ------  ------       ------       ------
Total Annual Fund Operating
  Expenses........................   1.09%   0.84%        0.75%        0.70%
Expense Waiver....................    None   0.01%(g)     0.01%(g)     0.01%(g)
                                    ------  ------       ------       ------
Net Annual Fund Operating
  Expenses........................   1.09%   0.83%        0.74%        0.69%
Expense Example of Total Operating
  Expenses Assuming Redemption at
  the End of the Period(h)
One Year..........................  $  556  $  531       $  522       $  517
Three Years.......................  $  781  $  705       $  678       $  663
Five Years........................  $1,024  $  894       $  847       $  821
Ten Years.........................  $1,719  $1,440       $1,338       $1,280

-----------
Notes to Expense Comparison Table:
(a) Each Scudder Managed Municipal Bonds -- Pro Forma Combined column reflects expenses estimated for the combined fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro forma expenses reflect the implementation of a new investment management agreement for Scudder Managed Municipal Bonds to be effective upon the Reorganization, the im-plementation of Scudder Managed Municipal Bonds' Administration Agreement and the adoption of a distribution plan.

(b) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.
(c) Restated to reflect Scudder Managed Municipal Bonds' new investment man-agement agreement.
(d) Reflects a shareholder services fee of 0.25%. The shareholder services fee for Scudder Managed Municipal Bonds is authorized by a Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class A shares of the Fund also bear a shareholder services fee of up to 0.25%, which is included under the "Other Expenses" category for the Fund because it is not autho-rized by a Rule 12b-1 Plan.
(e) The maximum fee rate authorized to be paid pursuant to the shareholder services agreement is 0.25%.
(f) Restated to reflect the implementation of Scudder Managed Municipal Bonds' Administration Agreement.
(g) By contract, ZSI has agreed to waive 0.005% of the Administrative Fee for Class A shares for a period of one year following the Closing.
(h) Expense examples (including one year of waived expenses for Scudder Man-aged Municipal Bonds and the combined fund) reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the rein-vestment of all dividends, total operating expenses remain the same and redemptions at the end of each period. This is only an example; your ac-tual expenses will be different.

                           Expense Comparison Table
                                Class B Shares

                                                         Scudder      Scudder
                                                         Managed      Managed
                                            Scudder     Municipal    Municipal
                                            Managed     Bonds --     Bonds --
                                           Municipal   Pro Forma-1  Pro Forma-2
                                     Fund    Bonds     Combined(a)  Combined(a)
                                    ------ ---------   -----------  -----------
Shareholder Fees
Maximum Sales Charge (Load)
  Imposed on Purchases (as % of
  offering price).................    None    None          None        None
Maximum Contingent Deferred Sales
  Charge (Load) (as % of
  redemption proceeds)(b).........   4.00%   4.00%         4.00%       4.00%
Maximum Deferred Sales Charge
  (Load) imposed on reinvested
  dividends.......................    None    None          None        None
Redemption Fee (as a percentage of
  amount redeemed, if
  applicable).....................    None    None          None        None
Annual Fund Operating Expenses
  (unaudited) (as a % of average
  net assets).....................
Management Fees...................   0.55%   0.49%(c)      0.43%       0.41%
Distribution and/or Service
  (12b-1) Fees....................   0.75%   1.00%(d)      1.00%(d)    1.00%(d)
Other Expenses....................   0.61%   0.13%(e)      0.13%       0.13%
Total Annual Fund Operating
  Expenses........................   1.91%   1.62%         1.56%       1.54%
Expense Example of Total Operating
  Expenses Assuming Redemption at
  the End of the Period(f)
One Year..........................  $  594  $  565       $   559      $  557
Three Years.......................  $  900  $  811       $   793      $  786
Five Years........................  $1,232  $1,081       $ 1,050      $1,039
Ten Years.........................  $1,823  $1,521       $ 1,438      $1,415
Expense Example of Total Operating
  Expenses Assuming No Redemption
  at the End of the Period(f)
One Year..........................  $  194  $  165       $   159      $  157
Three Years.......................  $  600  $  511       $   493      $  486
Five Years........................  $1,032  $  881       $   850      $  839
Ten Years.........................  $1,823  $1,521       $ 1,438      $1,415

-----------
Notes to Expense Comparison Table:
(a) Each Scudder Managed Municipal Bonds -- Pro Forma Combined column re-flects expenses estimated for the combined fund subsequent to the Reor-
    ganization and reflects the effect of the Reorganization. Pro forma ex-penses reflect the implementation of a new investment management agreement for Scudder Managed Municipal Bonds to be effective upon the Reorganiza-tion, the implementation of Scudder Managed Municipal Bonds' Administra-tion Agreement and the adoption of a distribution plan.
(b) Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.
(c) Restated to reflect Scudder Managed Municipal Bonds' new investment man-agement agreement.
(d) Includes a shareholder services fee of 0.25%. The shareholder services fee for Scudder Managed Municipal Bonds is authorized by a Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class B shares of the Fund also bear a shareholder services fee of 0.25%, which is included under the "Other Expenses" category for the Fund because it is not authorized by a Rule 12b-1 Plan.
(e) Restated to reflect the implementation of Scudder Managed Municipal Bonds' Administration Agreement.
(f) Expense examples reflect what an investor would pay on a $10,000 invest-ment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase. This is only an example; your actual ex-penses will be different.

                           Expense Comparison Table
                                Class C Shares

                                                         Scudder      Scudder
                                                         Managed      Managed
                                            Scudder     Municipal    Municipal
                                            Managed     Bonds --     Bonds --
                                           Municipal   Pro Forma-1  Pro Forma-2
                                     Fund    Bonds     Combined(a)  Combined(a)
                                    ------ ---------   -----------  -----------
Shareholder Fees
Maximum Sales Charge (Load)
  Imposed on Purchases (as % of
  offering price).................    None    None         None         None
Maximum Contingent Deferred Sales
  Charge (Load) (as % of
  redemption proceeds)(b).........   1.00%   1.00%        1.00%        1.00%
Maximum Deferred Sales Charge
  (Load) imposed on reinvested
  dividends.......................    None    None         None         None
Redemption Fee (as a percentage of
  amount redeemed, if
  applicable).....................    None    None         None         None
Annual Fund Operating Expenses
  (unaudited) (as a % of average
  net assets).....................
Management Fees...................   0.55%   0.49%(c)     0.43%        0.41%
Distribution and/or Service
  (12b-1) Fees....................   0.75%   1.00%(d)     1.00%(d)     1.00%(d)
Other Expenses....................   0.62%   0.15%(e)     0.15%        0.15%
Total Annual Fund Operating
  Expenses........................   1.92%   1.64%        1.58%        1.56%
Expense Example of Total Operating
  Expenses Assuming Redemption at
  the End of the Period(f)
One Year..........................  $  295  $  267       $  261       $  259
Three Years.......................  $  603  $  517       $  499       $  493
Five Years........................  $1,037  $  892       $  860       $  850
Ten Years.........................  $2,243  $1,944       $1,878       $1,856
Expense Example of Total Operating
  Expenses Assuming No Redemption
  at the End of the Period(f)
One Year..........................  $  195  $  167       $  161       $  159
Three Years.......................  $  603  $  517       $  499       $  493
Five Years........................  $1,037  $  892       $  860       $  850
Ten Years.........................  $2,243  $1,994       $1,878       $1,856

-----------
Notes to Expense Comparison Table:
(a) Each Scudder Managed Municipal Bonds -- Pro Forma Combined column re-flects expenses estimated for the combined fund subsequent to the

    Reorganization and reflects the effect of the Reorganization. Pro forma expenses reflect the implementation of a new investment management agree-ment for Scudder Managed Municipal Bonds to be effective upon the Reorga-nization, the implementation of Scudder Managed Municipal Bonds' Adminis-tration Agreement and the adoption of a distribution plan.
(b) Contingent deferred sales charge on Class C shares is 1% for shares sold during the first year after purchase.
(c) Restated to reflect Scudder Managed Municipal Bonds' new investment man-agement agreement.
(d) Includes a shareholder services fee of 0.25%. The shareholder services fee for Scudder Managed Municipal Bonds is authorized by a Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class C shares of the Fund also bear a shareholder services fee of 0.25%, which is included under the "Other Expenses" category for the Fund because it is not authorized by a Rule 12b-1 Plan.
(e) Restated to reflect the implementation of Scudder Managed Municipal Bonds' Administration Agreement.
(f) Expense examples reflect what an investor would pay on a $10,000 invest-ment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. This is only an example; your actual expenses will be different.

Distribution and Services Fees

    Pursuant to an underwriting and distribution services agreement with Scudder Managed Municipal Bonds, KDI, 222 South Riverside Plaza, Chicago, Il-linois 60606, an affiliate of the Investment Manager, acts as the principal underwriter and distributor of the Class A, Class B and Class C shares of that Fund and acts as agent of the Fund in the continuing offer of such shares. Scudder Managed Municipal Bonds has adopted distribution plans on behalf of the Class A, Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribu-tion plans for the Fund, Scudder Managed Municipal Bonds pays KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The dis-tribution plans for Scudder Managed Municipal Bonds, however, unlike the distribution plans for the Fund, also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the shareholder services agreement (the "Services Agreement") de-scribed below. Neither KDI nor the Trustees of the Acquired Trust believe that the services performed by KDI under the Services Agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other serv-ices provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the Services Agreement are "distribution" services, the distribution plans for Scudder Managed Municipal Bonds authorize the payment of the services fee. The fact that the services fee is authorized by Scudder Managed Municipal Bonds' distribution plans does not change the fee rate or affect the nature or qual-ity of the services provided by KDI.

    Pursuant to the Services Agreement with Scudder Managed Municipal Bonds, which is substantially identical to the current services agreement with the Fund, KDI receives a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Managed Municipal Bonds. KDI uses the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Managed Municipal Bonds, and may retain any portion of the fee not paid to firms to compensate itself for ad-ministrative functions performed for the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attribut-able to the relevant class of shares.

Purchases, Exchanges and Redemptions

    Both Funds are part of the Scudder Kemper complex of mutual funds. The procedures for purchases, exchanges and redemptions of Class A, Class B and Class C shares of Scudder Managed Municipal Bonds are identical to those of the Fund. Shares of Scudder Managed Municipal Bonds are exchangeable for shares of the same class of most other open-end funds advised by ZSI offering such shares.

    Corresponding classes of shares of Scudder Managed Municipal Bonds have identical sales charges to those of the Fund. Scudder Managed Municipal Bonds has a maximum initial sales charge of 4.50% on Class A shares. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within two years of the date on which they were pur-chased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year, declines to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase.

    Class A, Class B and Class C shares of Scudder Managed Municipal Bonds re-ceived in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Managed Municipal Bonds as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Managed Municipal Bonds re-ceived in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

    Services available to shareholders of Class A, Class B and Class C shares of Scudder Managed Municipal Bonds are identical to those available to share-holders of the corresponding classes of shares of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, exchanges by telephone to most other Scudder Kemper funds that offer Class A, Class B and Class C shares, and rein-vestment privileges. Please see Scudder Managed Municipal Bonds' prospectus for additional information.

Dividends and Other Distributions

    Each Fund intends to declare dividends from its net investment income daily and distribute them monthly. Each Fund intends to distribute net real-ized capital gains after utilization of capital loss carry forwards, if any, in November or December of each year. An additional distribution may be made if necessary. Shareholders of each Fund can have their dividends and distribu-tions automatically invested in additional shares of the same class of that Fund, or a different fund in the same family of funds, at net asset value and credited to the shareholder's account on the payment date or, at the share-holder's election, sent to the shareholder by check. For retirement plans, re-investment is the only option.

    If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and un-distributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds.

    Charter Documents.

    Each of the Acquired Trust and the Acquiring Trust is established as a Massachusetts business trust pursuant to separate Declarations of Trust. Al-though the organizational documents of the Acquired Trust and the Acquiring Trust are similar, some differences do exist. The more significant differences are listed below.

  . A vote of a majority of the Acquired Trust's outstanding shares is re-quired to remove a trustee from office; a vote of two-thirds of the Acquiring Trust's outstanding shares is required to remove a trustee from office.

  . A special meeting of Fund shareholders may be called by shareholders holding at least 25% of the Fund's shares then outstanding (10% of the Acquired Trust's shares if the purpose is to determine the removal of a Trustee); 10% of Scudder Managed Municipal Bonds' shares then out-standing are required to call a special meeting of its shareholders.

    Trustees and Officers.

    The Trustees of the Acquired Trust, currently and as proposed under Pro-posal 1, are different from those of the Acquiring Trust. As described in Scudder Managed Municipal Bonds' statement of additional information, which is available upon request, the following individuals comprise the Board of Trust-ees of the Acquiring Trust: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Ma-rie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick. In addition, the officers of the Acquired Trust and Acquiring Trust are different. (See Proposal 1 and each Fund's statement of additional information for further information.)

    Fiscal Year.

    The Fund's fiscal year-end is August 31. Scudder Managed Municipal Bonds' fiscal year-end is May 31.

    Auditors.

    The Fund's auditors are Ernst & Young LLP. Scudder Managed Municipal Bonds' auditors are PricewaterhouseCoopers LLP.

Tax Consequences

    As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the mean-ing of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

                                   *   *   *

    The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of addi-tional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II. PRINCIPAL RISK FACTORS

    Because of their similar investment objectives, policies and strategies, the principal risks presented by Scudder Managed Municipal Bonds are similar to those presented by the Fund. The main risks applicable to each Fund in-clude, among others, interest rate risk, credit quality risk and management risk (i.e., securities selection by the Investment Manager). A rise in inter-est rates generally means a fall in bond prices and, in turn, a fall in the value of an investment in the Funds. Interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and longer durations (a measure of sensitivity to interest rate movements). His-torically, Scudder Managed Municipal Bonds generally has had a longer dollar-weighted average maturity than the Fund. Credit quality risk refers to the fact that if a portfolio security declines in credit quality or goes into de-fault, it could hurt Fund performance. The fact that a Fund may emphasize in-vestments in certain geographic regions or sectors of the municipal market in-creases credit risk because any factors affecting these regions or sectors could affect a large portion of that Fund's securities similarly. These risks may be higher for the Fund because it is not diversified and invests primarily in securities issued by a single state, thus intensifying the impact of any economic or other problems affecting that state. As a result of being non-di-versified, the Fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding as com-pared to Scudder Managed Municipal Bonds, which is a diversified fund. Invest-ments in high yield securities, or "junk bonds," entail relatively greater risk of loss of income and principal than investments in higher rated securi-ties, and may fluctuate more in value. This risk may affect both Funds, but may be more pronounced for the Fund to the extent that it invests in lower quality high-yield bonds than Scudder Managed Municipal Bonds or may be more pronounced for Scudder Managed Municipal Bonds to the extent that it invests in junk bonds to a greater extent than the Fund. Lastly, unlike the Fund, Scudder Managed Municipal Bonds' risk management strategies could make its long-term performance somewhat lower than it would have been without such strategies. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

    For a further discussion of the investment techniques and risk factors ap-plicable to each Fund, see "Investment Objectives, Policies and Restrictions of the Funds" above, and each Fund's prospectus and statement of additional information.

III. THE PROPOSED TRANSACTION

Description of the Plan

    As stated above, the Plan provides for the transfer of all or substan-tially all of the assets of the Fund to Scudder Managed Municipal Bonds in ex-change for that number of full and fractional Class A, Class B and Class C shares of Scudder Managed Municipal Bonds having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Managed Municipal Bonds will assume all of the liabilities of the Fund. The Fund will distribute the Class A, Class B and Class C shares received in the exchange to the shareholders of the corresponding classes of the Fund in com-plete liquidation of the Fund. The Fund will then be terminated.

    Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class A, Class B and Class C shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Managed Municipal Bonds identical in all material re-spects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class A, Class B and Class C shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class A, Class B or Class C shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class A, Class B or Class C shares of Scudder Managed Municipal Bonds distributed in the Reorgani-zation to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

    Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class A, Class B or Class C shares of Scudder Managed Municipal Bonds received by the shareholder in connection with the Reorganization.

    The obligations of each Trust, on behalf of the respective Funds, under the Plan are subject to various conditions, as stated therein, which includes Scudder Managed Municipal Bonds' adoption of a new investment management agreement and securities valuation procedures identical to the Fund's proce-dures. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be nec-essary in the opinion of counsel to permit the parties to carry out the trans-actions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminat-ed: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by September 1, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material mis-representation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the ef-fect of changing the provisions for determining the number of shares of Scudder Managed Municipal Bonds to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transaction

    As discussed above, the Reorganization is part of a ZSI initiative that is intended to restructure and streamline the management and operations of the funds ZSI advises. ZSI first proposed the Reorganization to the Trustees of the Fund at a meeting held on May 24, 2000, see "Synopsis -- Background of the Reorganization" above. This initiative includes five major components:

  (i) A change in branding to offer virtually all funds advised by ZSI under the Scudder name, with a concentration on intermediary distribution;

  (ii) The combination of funds with similar investment objectives and poli-cies, including, in particular, the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

  (iii) The liquidation of certain small funds which have not achieved mar-ket acceptance and which are unlikely to reach an efficient operat-ing size;

  (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's in-vestment management agreement) and most expenses; and

  (v) The consolidation of certain boards overseeing funds advised by ZSI.

    The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as board members. They were assisted in this review by their inde-pendent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24th meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of ZSI, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to ZSI's proposals.

    Following the conclusion of this process, the Trustees of the Fund, the board members of other funds involved and ZSI reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

    On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the Reorganization and certain re-lated proposals. The Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

    In determining whether to recommend that the shareholders of the Fund ap-prove the Reorganization, the Board of Trustees considered that:

  . Given the Fund's relative small size and ZSI's commitment to a stream-lined family of funds, the Reorganization would allow shareholders to continue their investment in a comparable fund and would be effected on a tax-free basis, as opposed to liquidation, which would be a tax-able transaction.

  . The combined fund would adopt an investment management fee schedule that, at all asset levels, is lower than the current rate applicable to the Fund.

  . The fixed fee rate under the new Administration Agreement for Class A, Class B and Class C shares is expected to be less than the estimated current operating expenses such classes would otherwise pay.

  . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free trans-action.

  . Although the Fund agreed to pay the estimated costs of the Reorganiza-tion allocated to each class of the Fund's shares, management has es-timated that such allocated costs will be recoverable from lower over-all expense ratios within six months of completion of the Reorganiza-tion. ZSI agreed to pay all of the costs of the Reorganization that exceed estimated costs.

    As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Managed Municipal Bonds after the Reorganization, and between the es-timated operating expenses of Scudder Managed Municipal Bonds and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objec-tives, policies, restrictions and portfolios; (d) the service features avail-able to shareholders of each Fund; (e) prospects for Scudder Managed Municipal Bonds to attract additional assets; and (f) the investment performance and tax equivalent yield of each Fund.

    As part of their analysis, the Trustees considered direct and indirect costs to shareholders including: (a) the direct costs of the Reorganization to be borne by existing shareholders; (b) the potential costs of any necessary rebalancing of the Fund's portfolio; and (c) the potential tax consequences to shareholders as a result of differences in the Funds' realized or unrealized capital gains or losses and capital loss carry-forwards.

    Costs. The anticipated costs of the Reorganization allocable to the Fund are $10,208, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Class A, Class B and Class C shares of the Fund will each pay 100% of their respective allocated costs of the Reorganization, which are $5,535 for Class A, $3,328 for Class B and $1,345 for Class C (except that Scudder Managed Municipal Bonds is bearing the SEC registration fees which are estimated to be $10,136). ZSI is bearing any cost overruns.

    The estimated costs of the Reorganization borne by the Fund have been expensed, resulting in a reduction of net asset value per share of $0.0023, $0.0028 and $0.0068 for Class A, Class B and Class C shares, respectively. Management of the Fund expects that reduced operating expenses resulting from the Reorganization should allow for recovery of the allocated costs of the Re-organization within six months after the Closing.

    Potential Tax Consequences. Although the Reorganization will be achieved on a federally tax-free basis (see the Proposed Transaction -- "Federal Income Tax Consequences"), there are differences in the Funds' unrealized gains or losses, tax loss carryovers and portfolio turnover rates which may affect the timing and amount of any future capital gain distributions paid to sharehold-ers.

                                                                 Fiscal
                                        12/31/00                  Year
                                       Unrealized                 Loss
                                       Gain (Loss)             Carryovers Fiscal Year
                           12/31/00      as % of   Fiscal Year  as % of    Portfolio
                          Unrealized    12/31/00      Loss      12/31/00   Turnover
                          Gain (Loss)  Net Assets  Carryovers  Net Assets    Rate
                         ------------- ----------- ----------- ---------- -----------
Fund.................... $   1,859,640    4.8%     $   494,000    1.3%         9%
Scudder Managed
 Municipal Bonds........ $ 205,134,541    9.1%     $ 7,526,000    0.3%        47%
Kemper Municipal Bond
 Fund................... $ 163,907,894    6.4%     $80,556,000    3.1%        44%

    As noted above, it is being proposed to shareholders of Kemper Municipal, another fund advised by ZSI, that Scudder Managed Municipal Bonds acquire the net assets of Kemper Municipal. The closing of this other acquisition and the Closing are not contingent upon each other. Scudder Managed Municipal Bonds has total tax-basis loss carryovers into its current fiscal year ending May 31, 2001 of $7,526,000 consisting of a capital loss carryover of $5,238,000 and a post-October loss carryover of $2,288,000. The capital loss carryover expires $1,538,000 in 2007, and $3,700,000 in 2008. The post-October capital loss was incurred from November 1, 1999 through May 31, 2000 and Scudder Man-aged Municipal Bonds elected to defer it and treat it as arising in the fiscal year ending May 31, 2001. Kemper Municipal has total tax-basis loss carryovers into its current fiscal year ending on the proposed merger date of June 11, 2001, the proposed date of the closing, of $80,556,000 consisting of a capital loss carryover of $49,987,000 and a post-October loss carryover of $30,569,000. The capital loss carryover expires in 2008. The post-October cap-ital loss was incurred from November 1, 1999 through September 30, 2000 and Kemper Municipal elected to defer it and treat it as arising in the fiscal year ending on the proposed date of the closing. The Fund has total tax-basis loss carryovers into its current fiscal year ending on the proposed merger date of $494,000 consisting of a capital loss carryover of $355,000 and a post-October loss carryover of $139,000. The capital loss carryover expires $14,000 in 2007, and $341,000 in 2008. The post-October capital loss was in-curred from November 1, 1999 through August 31, 2000 and the Fund elected to defer it and treat it as arising in the fiscal year ending on the proposed date of the closing.

    After the Reorganization, the Fund's capital loss carryovers will be available to Scudder Managed Municipal Bonds to offset its capital gains, al-though the amount of these losses which may offset Scudder Managed Municipal Bonds' capital gains in any given year may be limited. As a result of this limitation, it is possible that Scudder Managed Municipal Bonds may not be able to use these losses as rapidly as the Fund might have, and part or all of these losses may not be useable at all. The ability of Scudder Managed Munici-pal Bonds or the Fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. Net capital losses of regulated in-vestment companies generally expire at the end of the eighth taxable year af-ter they arise, if not previously absorbed by that time; therefore, it is pos-sible that some or all of the these losses will expire unused. In addition, the benefits of any capital loss carryovers currently are available only to the shareholders of each fund respectively. After the Reorganization, however, these benefits will inure to all the shareholders of Scudder Managed Municipal Bonds.

  The Trustees of the Fund considered the possibility that shareholders of the Fund in taxable accounts could incur indirect costs as a result of future capital gain distributions or the loss of current tax loss carryovers (shareholders in tax deferred retirement accounts are not affected). They concluded that such future tax consequences are not quantifiable or predictable due to uncertainties as to the amount of any actual future realization of capital gains or losses in view of future changes in portfolio values, and the differing consequences of future capital gain distributions to each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to that shareholder. Shareholders should, however, review their own tax situation to determine what potential effect, if any, the tax differences shown above may have on them.

    The Trustees also gave extensive consideration to possible economies of scale that might be realized by ZSI in connection with the Reorganization, as well as the other fund combinations included in ZSI's restructuring proposal.

    Based on all the foregoing, the Board concluded that the Fund's participa-tion in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trust-ees, including the Independent Trustees, unanimously recommends that share-holders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

    Scudder Managed Municipal Bonds is a series of the Acquiring Trust, a Mas-sachusetts business trust established under a Declaration of Trust dated Sep-tember 24, 1976, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the shares of the Acquiring Trust into separate series. Scudder Managed Municipal Bonds is one of two series of the Acquiring Trust that the board has created to date. The Trustees of the Acquiring Trust are also authorized to further di-vide the shares of the series of the Acquiring Trust into classes. The shares of Scudder Managed Municipal Bonds are currently divided into five classes:
Class S, Class AARP, Class A, Class B and Class C. Although shareholders of different classes of a series have an interest in the same portfolio of as-sets, shareholders of different classes bear different expense levels because dis-tribution costs and certain other expenses approved by the Trustees of the Ac-quiring Trust are borne directly by the class incurring such expenses.

    Each share of each class of Scudder Managed Municipal Bonds represents an interest in Scudder Managed Municipal Bonds that is equal to and proportionate with each other share of that class of Scudder Managed Municipal Bonds. Scudder Managed Municipal Bonds shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Managed Municipal Bonds, except as described below under "Other Differences Between the Funds -- Charter Documents".

Federal Income Tax Consequences

    The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for fed-eral income tax purposes: (i) the transfer to Scudder Managed Municipal Bonds of all or substantially all of the assets of the Fund in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Managed Mu-nicipal Bonds of all of the liabilities of the Fund, followed by the distribu-tion of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganiza-tion" within the meaning of Section 368(a)(1) of the Code, and Scudder Managed Municipal Bonds and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recog-nized by the Fund upon the transfer of all or substantially all of its assets to Scudder Managed Municipal Bonds in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Managed Municipal Bonds of all of the liabilities of the Fund or upon the distribution of the Class A, Class B and Class C shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder Managed Municipal Bonds will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Managed Municipal Bonds will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Managed Municipal Bonds upon the receipt of the assets of the Fund in exchange for Class A, Class B and Class C shares and the assumption by Scudder Managed Municipal Bonds of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class A, Class B and Class C shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class A,

Class B and Class C shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class A, Class B and Class C shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

    After the Closing, Scudder Managed Municipal Bonds may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

    While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters. It should be noted, however, that no portion of any distributions made by Scudder Managed Municipal Bonds will be exempt from Ohio State income taxes.

Legal Matters

    Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issu-ance of shares of Scudder Managed Municipal Bonds will be passed on by Dechert, Ten Post Office Square-South, Boston, Massachusetts 02109.

Capitalization

 The following table shows on an unaudited basis the capitalization of Scudder Managed Municipal Bonds, Kemper Municipal Bond Fund and the Fund* as of Novem-ber 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(/1/):

                                                                                      Scudder Managed
                                                                                         Municipal
                                                         Kemper                          Bonds --
                         Scudder Managed               Municipal     Pro Forma           Pro Forma
                         Municipal Bonds    Fund       Bond Fund    Adjustments          Combined
                         --------------- ----------- -------------- -----------       ---------------
Net Assets
Class S Shares.......... $  768,364,686                                               $  768,364,686
Class AARP Shares....... $1,446,292,965                                               $1,446,292,965
Class A Shares..........                 $24,673,336 $2,459,913,045 $   (5,535)(/3/)  $2,484,580,846
Class B Shares..........                 $10,715,941 $   61,127,564 $   (3,328)(/4/)  $   71,840,177
Class C Shares..........                 $ 2,330,951 $    8,056,799 $   (1,744)(/5/)  $   10,386,006
                                                                                      --------------
Total Net Assets........                                                              $4,781,464,680(/2/)
                                                                                      ==============
Shares Outstanding
Class S Shares..........     87,690,199                                                   87,690,199
Class AARP Shares.......    165,067,246                                                  165,067,246
Class A Shares..........                   2,482,322    253,434,706 27,710,922           283,827,950
Class B Shares..........                   1,078,679      6,314,141    808,113             8,200,933
Class C Shares..........                     234,615        828,763    122,239             1,185,617
Net Asset Value per
Share
Class S Shares.......... $         8.76                                               $         8.76
Class AARP Shares....... $         8.76                                               $         8.76
Class A Shares..........                 $      9.94 $         9.71                   $         8.76
Class B Shares..........                 $      9.93 $         9.68                   $         8.76
Class C Shares..........                 $      9.94 $         9.72                   $         8.76

----
* It is being proposed to shareholders of Kemper Municipal Bond Fund, an-other fund advised by ZSI, that Scudder Managed Municipal Bonds acquire the net assets of that other fund. The closing of this other acquisition and the Closing are not contingent upon each other. Pro forma capital-ization reflects the acquisition by Scudder Managed Municipal Bonds of both this other fund and the Fund.
(/1/) Assumes the Reorganization had been consummated on November 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder Managed Municipal Bonds will be received by the shareholders of the Fund and Kemper Municipal Bond Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Managed Municipal Bonds that actually will be received on or after such date.
(/2/) Scudder Managed Municipal Bonds -- Pro Forma Combined net assets do not reflect expense reductions that would result from the implementation of Scudder Managed Municipal Bonds' Administration Agreement for an entire year.
(/3/) Represents one-time proxy, legal, accounting and other costs of the Re-
      organization to be borne by the Class A shares of the Fund.
(/4/) Represents one-time proxy, legal, accounting and other costs of the Re-
      organization to be borne by the Class B shares of the Fund.
(/5/) Represents one-time proxy, legal, accounting and other costs of the Re-organization of $1,345 and $399 to be borne by the Class C shares of the Fund and Kemper Municipal Bond Fund, respectively.

   The Board of Trustees unanimously recommends that the shareholders of the
                    Fund vote in favor of this Proposal 2.

PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS

    The Board of Trustees, including all of the Independent Trustees, has se-lected Ernst & Young LLP ("E&Y") to act as independent auditors of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, PricewaterhouseCoopers LLP will serve as the independent auditors for the combined fund. One or more representatives of E&Y are expected to be present at the Meeting and will have an opportunity to make a statement if they so de-sire. Such representatives are expected to be available to respond to appro-priate questions posed by shareholders or management.

    The following table shows fees paid to E&Y during the Fund's most recent fiscal year. The information in the column "Audit Fees" shows the amounts paid to E&Y for the audit and review of financial statements of the Fund. The in-formation in the columns "Financial Information Systems Design and Implementa-tion Fees" and "All Other Fees" shows the aggregate amounts paid to E&Y by the Fund, ZSI and all entities controlling, controlled by, or under common control with ZSI that provide services to the Fund. The Audit Committee of the Board has generally considered whether E&Y's receipt of non-audit fees from the Fund, ZSI and all entities controlling, controlled by, or under common control with ZSI that provide services to the Fund is compatible with maintaining E&Y's independence.

                            Financial Information
                             Systems Design and
       Audit Fees            Implementation Fees                  All Other Fees(/1/)
       ----------           ---------------------                 -------------------
       $4,000                         --                                 $100

-----------
(/1/In)addition to the amount shown in the table for the Fund, E&Y received an aggregate amount of $2,785,000, which includes $787,000 for services per-formed on behalf of the Fund and other ZSI-advised funds and $1,998,000 for services performed for ZSI and other related entities that provide support for the operations of the funds.

     The Board of Trustees unanimously recommends that shareholders of the
                    Fund vote in favor of this Proposal 3.

                            ADDITIONAL INFORMATION

Information about the Funds

    Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC. The information regarding the Acquired Trust and the Fund may be obtained without charge by writing to Kemper Distribu-tors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or by calling 1-800-621-1048. The information regarding the Acquiring Trust and Scudder Man-aged Municipal Bonds may be obtained without charge by writing to Scudder In-vestor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling 1-800-728-3337.

    The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance there-with, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be in-spected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional
Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such ma-terial can also be obtained from the Public Reference Branch, Office of Con-sumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which con-tains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and state-ments of additional information, and other information about the Trusts and the Funds.

General

    Proxy Solicitation. Proxy solicitation costs will be considered Reorgani-zation expenses and will be allocated accordingly. See "The Proposed Transac-tion -- Board Approval of the Proposed Transaction." In addition to solicita-tion by mail, certain officers and representatives of the Acquired Trust, of-ficers and employees of ZSI and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

    Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Zurich Scudder Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meet-ing, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

    The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Acquired Trust (for a Trust-wide vote) or the Fund (for a Fund-wide vote) entitled to be cast shall be neces-sary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a Trust-wide vote) or the Fund's (for a Fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been vot-ed. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the benefi-cial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

    The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting on such elec-tion (i.e., the twelve nominees receiving the greatest number of votes will be elected). Shareholders of all series of the Acquired Trust will meet sepa-rately on May 24, 2001 and the vote on Proposal 1 and related quorum and ad-journment requirements will be determined based upon the results of the voting of shares of each series, voting as a single class. Approval of Proposal 2 re-quires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meet-ing. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

    Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the Meeting. As of February 5, 2001, there were 2,492,781 Class A shares, 1,037,789 Class B shares and 218,708 Class C shares of the Fund outstanding. As of February 5, 2001 there were 131,957,049 shares in the other series of the Acquired Trust outstanding.

    As of December 31, 2000, the officers and Trustees of the Acquiring Trust as a group owned beneficially less than 1% of the outstanding shares of

Scudder Managed Municipal Bonds. Appendix 2 hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares, as well as the beneficial owners of more than 5% of the shares of each class of each other series of the Acquired Trust. To the best of each Trust's knowledge, as of De-cember 31, 2000, no person owned beneficially more than 5% of any class of ei-ther Fund's outstanding shares or the shares of any other series of the Ac-quired Trust, except as stated on Appendix 2.

    Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $326.40. As the Meet-ing date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder cast-ing the vote and the voting instructions of the shareholder are accurately de-termined.

    In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirma-tion that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer ques-tions about the process, he or she is not permitted to recommend to the share-holder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

    Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirm-ing their instructions upon request.

    If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still sub-mit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-605-1203. Any proxy given by a shareholder is revocable until voted at the Meeting.

    Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time be-fore the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

    Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the mat-ters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in ac-cordance with their best judgment in the interest of the Acquired Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,

/s/ Maureen E. Kane
Maureen E. Kane
Secretary

                        INDEX OF EXHIBITS AND APPENDICES

 EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

 EXHIBIT B:  MANAGEMENT'S DISCUSSION OF SCUDDER MANAGED MUNICIPAL BONDS'
             PERFORMANCE

 APPENDIX 1: TRUSTEE AND NOMINEE SHAREHOLDINGS

 APPENDIX 2: BENEFICIAL OWNERS OF FUND SHARES

                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [   ], 2001, by and among Scudder Municipal Trust (the "Ac-
quiring Trust"), a Massachusetts business trust, on behalf of Scudder Managed Municipal Bonds (the "Acquiring Fund"), a separate series of the Acquiring Trust, Kemper State Tax-Free Income Series (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of Kemper Ohio Tax-Free Income Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust, and Zurich Scudder Investments, Inc. ("ZSI"), investment adviser to the Funds (for pur-poses of Paragraph 10.2 of the Agreement only). The principal place of busi-ness of the Acquiring Trust is Two International Place, Boston, Massachusetts 02110-4103. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

    This Agreement is intended to be and is adopted as a plan of reorganiza-tion and liquidation within the meaning of Section 368(a) of the Internal Rev-enue Code of 1986, as amended (the "Code"). The reorganization (the "Reorgani-zation") will consist of the transfer of all or substantially all of the as-sets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B and Class C shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILI-TIES AND THE LIQUIDATION OF THE ACQUIRED FUND

    1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Ac-quired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B and Class C shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corre-sponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

    1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and div-idends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of as-sets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other dis-tributions paid pursuant to section 1.4).

    1.3. The Acquired Fund will endeavor to discharge all of its known liabil-ities and obligations prior to the Closing Date as defined in section 3.6.

    1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (com-puted without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

    1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of rec-ord with respect to each class of its shares (the "Acquired Fund Sharehold-ers"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liq-uidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to the Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

    1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner de-scribed in the Acquiring Fund's then-current prospectus and statement of addi-tional information.

    1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commis-sion"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

    1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

    2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valua-tion Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust, as amended, and then-current prospec-tus or statement of additional information, copies of which have been deliv-ered to the Acquired Fund.

    2.2. The net asset value of a Class A, Class B or Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agree-ment, in the event that, as of the Valuation Time, there are no Class A, Class B and/or Class C Acquiring Fund Shares issued and outstanding, then, for pur-poses of this Agreement, the per share net asset value of a Class A, Class B and/or Class C share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

    2.3. The number of Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accor-dance with section 2.2.

    2.4. All computations of value hereunder shall be made by or under the di-rection of each Fund's respective accounting agent, if applicable, in accor-dance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.  CLOSING AND CLOSING DATE

    3.1. The Closing of the transactions contemplated by this Agreement shall be June 11, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, un-less otherwise agreed to by the parties. The Closing shall be held at the of-fices of Dechert, Ten Post Office Square -- South, Boston, Massachusetts 02109, or at such other place and time as the parties may agree.

    3.2. The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets.

    3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the As-sets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written in-strument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a se-curities depository, as defined in Rule 17f-4 under the 1940 Act, shall be de-livered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire trans-fer of federal funds on the Closing Date.

    3.4. Kemper Service Company, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B and Class C Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Ac-quiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

    3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquir-ing Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Ex-change or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

    3.6. The liabilities of the Acquired Fund shall include all of the Ac-quired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.  REPRESENTATIONS AND WARRANTIES

    4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

      (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly orga-nized and validly existing under the laws of The Commonwealth of Massachu-setts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its busi-ness as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except juris-dictions in which the failure to so qualify would not have material ad-verse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

      (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registra-tion is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

      (c) No consent, approval, authorization, or order of any court or gov-ernmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securi-ties Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

      (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execu-tion, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, in-denture, instrument, contract, lease or other undertaking to which the Ac-quired Fund is a party or by which it is bound, and the execution, deliv-ery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, un-der any agreement, indenture, instrument, contract, lease, judgment or de-cree to which the Acquired Fund is a party or by which it is bound, or
  (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

      (e) No material litigation or administrative proceeding or investiga-tion of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended August 31, 2000, have been audited by Ernst & Young LLP, independent auditors, and are in accor-dance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabili-ties of the Acquired Fund required to be reflected on a balance sheet (in-cluding the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since August 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Ac-quired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the re-demption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment com-pany and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net cap-ital gain (as defined in the Code) that has accrued through the Closing Date;

      (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in com-pliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recogniz-ing that, under Massachusetts law, Acquired Fund Shareholders, under cer-tain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Kemper Service Com-pany, as provided in section 3.4. The Acquired Fund does not have out-standing any options, warrants or other rights to subscribe for or pur-chase any of the Acquired Fund shares, nor is there outstanding any secu-rity convertible into any of the Acquired Fund shares;

      (k) At the Closing Date, the Acquired Fund will have good and market-able title to the Acquired Fund's assets to be transferred to the Acquir-ing Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Ac-quiring Fund has received notice and necessary documentation at or prior to the Closing;

      (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary ac-tion on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement consti-tutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorgani-zation, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securi-ties Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable re-quirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the cir-cumstances under which they were made, not materially misleading; and

      (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all ma-terial respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the cir-cumstances under which such statements are made, not materially mislead-ing; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in con-formity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

    4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

      (a) The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly orga-nized and validly existing under the laws of The Commonwealth of Massachu-setts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its busi-ness as it is now being conducted and, subject to the approval of share-holders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accor-dance with the applicable provisions of the Acquiring Trust's Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do busi-ness in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have ma-terial adverse effect on the Acquiring Trust or Acquiring Fund. The Ac-quiring Fund has all material federal, state and local authorizations nec-essary to own all of the properties and assets and to carry on its busi-ness as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

      (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registra-tion is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

      (c) No consent, approval, authorization, or order of any court or gov-ernmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be re-quired by state securities laws;

      (d) The Acquiring Trust is not, and the execution, delivery and per-formance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, By-Laws, or (ii) in a violation or breach of, or con-stitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquir-ing Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, un-der any agreement, indenture, instrument, contract, lease, judgment or de-cree to which the Acquiring Fund is a party or by which it is bound, or
  (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

      (e) No material litigation or administrative proceeding or investiga-tion of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materi-ally and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmen-tal body which materially and adversely affects its business or its abil-ity to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended May 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known con-tingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since May 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or busi-ness other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquir-ing Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the re-demption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and re-ports shall have been paid or provision shall have been made for the pay-ment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regu-lated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

      (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in com-pliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recogniz-ing that, under Massachusetts law, Acquiring Fund Shareholders, under cer-tain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any op-tions, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

      (k) The Acquiring Fund Shares to be issued and delivered to the Ac-quired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly is-sued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

      (l) At the Closing Date, the Acquiring Fund will have good and market-able title to the Acquiring Fund's assets, free of any liens or other en-cumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary ac-tion on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affect-ing creditors' rights and to general equity principles;

      (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material re-spects with federal securities and other laws and regulations applicable thereto;

      (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable re-quirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the cir-cumstances under which they were made, not materially misleading;

      (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a ma-terial fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provid-ed, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with infor-mation that was furnished or should have been furnished by the Acquired Fund for use therein; and

      (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to con-tinue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

    5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will in-clude (i) the declaration and payment of customary dividends and other distri-butions and (ii) such changes as are contemplated by the Funds' normal opera-tions; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representa-tions and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's port-folio, the resulting portfolio will meet the Acquiring Fund's investment ob-jective, policies and restrictions, as set forth in the Acquiring Fund's Pro-spectus, a copy of which has been delivered to the Acquired Fund.

    5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records neces-sary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

    5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

    5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be is-sued hereunder are not being acquired for the purpose of making any distribu-tion thereof other than in accordance with the terms of this Agreement.

    5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concern-ing the beneficial ownership of the Acquired Fund shares.

    5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

    5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Regis-tration Statement") in connection with the meeting of the Acquired Fund Share-holders to consider approval of this Agreement and the transactions contem-plated herein. The Acquiring Fund will file the Registration Statement, in-cluding the Proxy Statement, with the Commission. The Acquired Fund will pro-vide the Acquiring Fund with information reasonably necessary for the prepara-tion of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compli-ance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

    5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Ac-quiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

    5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions con-templated herein; provided, however, that the Acquiring Fund may take such ac-tions it reasonably deems advisable after the Closing Date as circumstances change.

    5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, re-leases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in or-der to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

    5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

    5.12. The Acquiring Fund and the Acquired Fund shall each use its reason-able best efforts to fulfill or obtain the fulfillment of the conditions pre-cedent to effect the transactions contemplated by this Agreement as promptly as practicable.

    5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Sec-tion 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Ac-quiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

    5.14. At or immediately prior to the Closing, the Acquired Fund may de-clare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (com-puted without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

    The obligations of the Acquired Fund to consummate the transactions pro-vided for herein shall be subject, at its election, to the performance by the

Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further con-ditions:

    6.1. All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be af-fected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any per-son (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or of-ficers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litiga-tion.

    6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be af-fected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

    6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

      (a) The Acquiring Trust has been duly formed and is an existing busi-ness trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agree-ment has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and le-gally binding obligation of the Acquiring Trust, on behalf of the Acquir-ing Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Trust,
  (ii) the Ac-
  quiring Trust is duly registered as an investment company with the Commis-sion and is not subject to any stop order; and (iii) all regulatory con-sents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Ac-quired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

    The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

    6.4. The Acquiring Fund shall have performed all of the covenants and com-plied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

    6.5. The Acquiring Fund shall have (i) adopted a new investment management agreement, (ii) entered into an administrative services agreement with ZSI and
(iii) adopted security valuation procedures identical to the Acquired Fund's, each in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

    The obligations of the Acquiring Fund to consummate the transactions pro-vided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further condi-tions:

    7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be af-fected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any per-son (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or offi-cers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litiga-tion.

    7.2. The Acquired Fund shall have delivered to the Acquiring Fund a state-ment of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

    7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice

President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

    7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

      (a) The Acquired Trust has been duly formed and is an existing busi-ness trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agree-ment has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolven-cy, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust,
  (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regula-tory consents, authorizations, approvals or filings required to be ob-tained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

    The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

    7.5. The Acquired Fund shall have performed all of the covenants and com-plied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

    If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consum-mate the transactions contemplated by this Agreement:

    8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such ap-proval shall have been delivered to the Acquiring Fund. Notwithstanding any-thing herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

    8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contem-plated herein.

    8.3. All consents of other parties and all other consents, orders and per-mits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all mate-rial respects, of the transactions contemplated hereby shall have been ob-tained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

    8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threat-ened or contemplated under the 1933 Act.

    8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, sub-stantially to the effect that, based upon certain facts, assumptions and rep-resentations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Ac-quired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribu-tion of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Ac-quired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Ac-quiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged there-for; and (viii) the holding period of Acquiring Fund Shares received by Ac-quired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital as-sets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstand-ing anything herein to the contrary, neither the Acquiring Fund nor the Ac-quired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

    9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (includ-ing, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agree-ment.

    9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (in-cluding, without limitation, the payment of reasonable legal fees and reason-able costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.   FEES AND EXPENSES

    10.1. Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

    10.2. ZSI will bear all the expenses associated with the Reorganization, except that Class A shares of the Acquired Fund will bear $5,535, Class B shares of the Acquired Fund will bear $3,328, Class C shares of the Acquired Fund will bear $1,345 and the Acquiring Fund will bear all SEC registration fees (which are currently estimated to be $10,136). Any such expenses which are so borne by ZSI will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

    11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agree-ment or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.   TERMINATION

    12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the par-ties, or (ii) by either party if the Closing shall not have occurred on or be-fore September 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materi-ally breached its obligations under this Agreement or made a material and in-tentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresenta-tion, as to each of which all remedies at law or in equity of the party ad-versely affected shall survive.

13.   AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Ac-quired Fund and any authorized officer of the Acquiring Fund; provided, howev-er, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further ap-proval.

14.   NOTICES

    Any notice, report, statement or demand required or permitted by any pro-visions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid regis-tered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square -- South, Boston, Massachusetts 02109-4603,
Attention: Joseph R. Fleming, Esq., or to the Acquiring Fund, Two Interna-tional Place, Boston, Massachusetts 02110-4103, with a copy to Dechert, Ten Post Office Square -- South, Boston, Massachusetts 02109-4603, Attention: Jo-seph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.   HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

    15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or inter-pretation of this Agreement.

    15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any per-son, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    15.4. References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachu-setts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as pro-vided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the de-livery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by autho-rized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liabil-ity on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

    Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warran-ties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with re-spect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

    15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                              SCUDDER MUNICIPAL TRUST on behalf of
                                     Scudder Managed Municipal Bonds


---------------------------------    --------------------------------------
Secretary                            By:
                                     Its:

Attest: KEMPER STATE TAX-FREE INCOME SERIES on behalf of Kemper Ohio Tax-Free Income Fund


---------------------------------    ------------------------------------------
Secretary                            By:
                                     Its:

AGREED TO AND ACKNOWLEDGED ONLY WITH
  RESPECT TO PARAGRAPH 10.2 HERETO

ZURICH SCUDDER INVESTMENTS, INC.


--------------------------------------
By:
Its:

                                                                      EXHIBIT B+
MANAGEMENT'S DISCUSSION OF ACQUIRING FUND'S PERFORMANCE
--------------------------------------------------------------------------------
Performance Update                                                  May 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

      Scudder Managed         Lehman Brothers
      Municipal Bonds         Municipal Bond Index*

         '90   10000                10000
         '91   11031                11008
         '92   12112                12090
         '93   13694                13537
         '94   13955                13871
         '95   15135                15135
         '96   15830                15826
         '97   17129                17139
         '98   18706                18748
         '99   19462                19624
         '00   19342                19452

            Yearly periods ended May 31
--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                        Total Return
                              Growth of                            Average
Period ended 5/31/2000         $10,000           Cumulative         Annual
--------------------------------------------------------------------------------
Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------
1 year                         $ 9,938               -.62%           -.62%
5 year                         $12,780              27.80%           5.03%
10 year                        $19,342              93.42%           6.82%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index*
--------------------------------------------------------------------------------
1 year                         $ 9,912               -.88%           -.88%
5 year                         $12,853              28.53%           5.14%
10 year                        $19,452              94.52%           6.87%

* The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of the long-term, investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years. Index returns assume dividends are reinvested and, unlike Fund returns, do not reflect any fees or expenses.
   All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
+ Class A, Class B and Class C shares of Scudder Managed Municipal Bonds are newly-created classes and therefore do not have a performance history. Shareholders of Kemper Ohio Tax-Free Income Fund should be aware that the performance discussion and data in Exhibit B have not been adjusted to reflect the impact of the sales charges and distribution fees borne by Class A, Class B and Class C shares of Scudder Managed Municipal Bonds, which would reduce performance.

--------------------------------------------------------------------------------
Portfolio Management Discussion                                     May 31, 2000

               Dear Shareholders,

               Scudder Managed Municipal Bonds achieved its objectives and distinguished itself by ranking in the top 2% of similar funds for total return performance during the 12 months ended May 31, 2000. The fund's most recent fiscal year comprised one of the most difficult periods for fixed-income investments since 1994, however, as the Federal Reserve Board Open Market Committee
               (FOMC) raised short-term interest rates 175 basis points (1.75%) to 6.50%. Reflecting this adverse environment, the fund posted a -0.62% total return for the 12 months ended May 31, 2000. This return placed the fund fourth out of 272 peers as compiled by Lipper Analytical Services, Inc. The fund's strong competitive results also placed it in the top 3% of similar funds for the one-, three-, and five-year periods as shown in the table below.

               During the 12-month period, the Federal Reserve's resolve to head off inflation, coupled with weak investor demand for municipal bond funds, led to negative returns. Strong U.S. economic growth, the lowest unemployment rate in 30 years, and brisk consumer spending prompted the Fed to tighten monetary policy.

               For the fund, the overriding challenge was to preserve capital. We are pleased to report that the fund's return outpaced the -3.29% return of similar municipal bond funds during the 12 months ended May 31, 2000. In addition, Scudder Managed Municipal Bonds received a

--------------------------------------------------------------------------------
Strong Competitive Results
(Average annual returns for periods ended May 31, 2000)
--------------------------------------------------------------------------------

                Scudder          Lipper
                Managed         Average
             Municipal Bonds     Annual               Number of      Percentile
Period           Return          Return    Rank     Funds Tracked      Ranking
--------------------------------------------------------------------------------
1 Year           -0.62%          -3.29%      4  of       272           Top 2%
3 Years           4.13%           2.93%      6  of       223           Top 3%
5 Years           5.03%           3.99%     13  of       183           Top 2%
10 Years          6.82%           6.22%     10  of        84           Top 12%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

--------------------------------------------------------------------------------
               four-star (above average) rating from Morningstar as of May 31. Please turn to the Performance Update above for more information on the fund's long-term progress, including comparisons with the unmanaged Lehman Brothers Municipal Bond Index.

               The Treasury Initiates A Buyback

               Contrasting with the pressures on fixed income markets generated by FOMC interest rate increases, in February the U.S. Treasury announced plans to buy back some long-term debt and hold fewer debt auctions. This development generated a welcome rally following five months of negative fixed-income performance. The Treasury said that it plans to buy back 30-year government bonds and reduce auctions all along the maturity spectrum.

               Intermediate- and long-term bonds typically provide higher yields than securities maturing in a year or less since they involve more interest-rate risk. This pattern held true for both Treasuries and municipal bonds in the autumn and winter of 1999. However, as 2000 began, the Treasury yield curve inverted, so that by May 31, 2000, one-year Treasury bills offered higher yields than 30-year bonds. While the municipal yield curve flattened during the period, it did not invert. Long-term municipal bond yields reached a historically attractive ratio -- providing nearly all of the yield of comparable-maturity Treasuries. Long-maturity municipal bonds typically yield about 85% to 90% of a similar-maturity Treasury.

               Extending Maturity to Increase Yield

               Scudder Managed Municipal Bonds' goal is to provide a high level of tax-free income from an actively managed portfolio consisting primarily of investment-grade municipal bonds. Over the course of the period, higher interest rates created challenges, but also provided opportunities to reposition the fund's portfolio to what we believe is a favorable stance over the near term. Accordingly, our recent portfolio strategy has been to:

--------------------------------------------------------------------------------
               1) purchase intermediate-term bonds. Over the period, the fund sold bonds in the 15-year or longer range when the municipal yield curve was historically flat, and purchased bonds in the five- to 12-year range. This portion of the yield curve currently offers the best relative yield and total return potential given the steepness of the curve.

               2) recognize losses on certain bonds in order to offset capital gains in the fund's portfolio and carry losses forward in the future. This strategy provides us with additional flexibility to restructure the portfolio as needed, reducing concern about incurring significant capital gains when bonds are sold for a profit.

               In addition, the fund has maintained its cautious stance on the market with respect to interest rate risk, increasing its average duration only as much as its competitive universe. As of May 31, the fund's average duration was 7.35 years. (Duration gives relative weight to both principal and interest payments through the life of a bond and has replaced average maturity as the standard measure of interest rate sensitivity among professional investors. Generally, the shorter the duration, the less sensitive a portfolio will be to changes in interest rates.)

               Longer term, we continue to emphasize call protection when purchasing bonds for the fund's portfolio. (Generally a bond is called in by its issuer so that it can be refinanced at a lower prevailing rate.) Our call-protection strategy provides a more reliable income stream for the fund than would exist if the portfolio held a significant proportion of bonds that could be called in before their stated maturities.

               Lastly, the fund's overall level of portfolio quality remains high, with over 73% of the fund's portfolio rated AAA or AA, or of equivalent quality. And diversification remains an important strategy for the fund, allowing us to spread risk over a large number of sectors, maturities, and geographic areas. As of May 31, the fund held securities issued in 28 states plus the District of Columbia, Virgin Islands, and Puerto Rico.

--------------------------------------------------------------------------------
               Our Outlook

               Given recent government statistics that suggest U.S. economic growth has begun to moderate and the fact that the Federal Reserve raised its short-term interest-rate target in May by 50 basis points, municipal bonds may benefit from a more stable interest rate environment over the coming months. We believe the municipal bond market provides attractive value, with yields of longer-maturity municipals still close to those of Treasuries. In January 2000, the average municipal bond yield as measured by The Bond Buyer's Revenue Bond Index, reached 6.35%, the highest level since August 1995.

               We believe Scudder Managed Municipal Bonds is well positioned to benefit from historically attractive yields on longer-term municipal bonds. A moderately growing U.S. economy enhances municipal finances, which should continue to help bolster municipal credit ratings. And continuing volatility in the equity and taxable bond markets could prompt more investors to diversify their portfolios with tax-exempt bonds.

               In terms of fund strategy, we will continue to seek competitive returns by purchasing bonds in the most attractive maturities with the best bond structure over the coming months. And rather than attempting to make investment decisions based on short-term market movements, we will search for the most attractively valued bonds as we seek a high level of tax-free income for our shareholders.

               Thank you for investing with Scudder.

               Sincerely,
               Your Portfolio Management Team

               /s/ Phillip G. Condon            /s/ Ashton P. Goodfield

               Philip G. Condon                 Ashton P. Goodfield

                                  APPENDIX 1

                       Trustee and Nominee Shareholdings

    Many of the nominees and Trustees own shares of the series of the Acquired Trust and of other funds in the Kemper Family of Funds, allocating their in-vestments among such funds based on their individual investment needs. The following table sets forth, for each nominee and Trustee, the number of shares owned in each series of the Acquired Trust as of December 31, 2000. As of De-cember 31, 2000, no Trustee, nominee or officer of the Acquired Trust owned any shares of Kemper Ohio Tax-Free Income Fund. In addition, the last column in the table represents the aggregate dollar value of all shareholdings as of December 31, 2000 of each Trustee or nominee in all funds in the Kemper Family of Funds for which such person is a board member or nominee. The information as to beneficial ownership is based on statements furnished to the Acquired Trust by each nominee and Trustee. Unless otherwise noted, beneficial owner-ship is based on sole voting and investment power. Each nominee's and Trust-ee's individual shareholdings of each class of any series of the Acquired Trust constitute less than 1% of the outstanding shares of such class. As a group, the Trustees and officers own less than 1% of the shares of each class of any series of the Acquired Trust. All ownership is of Class A shares of the series.

                                                                   Aggregate
                                                                 Dollar Value
                                                                  of Holdings
                                                                 in the Kemper
                                                                   Family of
                                     Kemper    Kemper    Kemper    Funds For
                                    Florida  California New York  Which Each
                                    Tax-Free  Tax-Free  Tax-Free  Person is a
                                     Income    Income    Income  Board Member
                                      Fund      Fund      Fund    or Nominee
                                    -------- ---------- -------- -------------
John W. Ballantine.................      0        0         0    $   75,486.13
Lewis A. Burnham...................                              $1,340,184.39
Mark S. Casady.....................      0        0         0    $   50,562.09
Linda C. Coughlin..................      0        0         0    $   59,963.12
Donald L. Dunaway..................    110*     191*      101*   $1,553,693.30
James R. Edgar.....................      0        0         0                0
William F. Glavin..................      0        0         0                0
Robert B. Hoffman..................      0        0         0    $1,357,197.94
Donald R. Jones....................      0        0         0    $  618,763.72
Shirley D. Peterson................      0        0         0    $  211,323.08
Fred B. Renwick....................      0        0         0    $   16,183.12
William P. Sommers.................  5,706        0         0    $  481,266.32
John G. Weithers...................      0        0         0    $  153,882.29
All Trustees and Officers as a
  Group............................  5,816      191       101              N/A

-----------
*   Shares are held by joint ownership.

                                  APPENDIX 2

                       Beneficial Owners of Fund Shares

Kemper State Tax-Free Income Series

    As of December 31, 2000, 7,315,749 shares in the aggregate, or 7.11% of the outstanding shares of Kemper California Tax-Free Income Fund, Class A were held in the name of Smith Barney, Inc., Mutual Fund Dept., 333 W. 34th Street, New York, NY 10001 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 7,649,314 shares in the aggregate, or 7.43% of the outstanding shares of Kemper California Tax-Free Income Fund, Class A were held in the name of BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 6,630,865 shares in the aggregate, or 6.63% of the outstanding shares of Kemper California Tax-Free Income Fund, Class A were held in the name of First Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 7,898,873 shares in the aggregate, or 7.67% of the outstanding shares of Kemper California Tax-Free Income Fund, Class A were held in the name of Dean, Witter, Reynolds, Inc., 5 World Trade Center, New York, NY 10048 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 510,403 shares in the aggregate, or 11.71% of the outstanding shares of Kemper California Tax-Free Income Fund, Class B were held in the name of National Financial Services Corp., 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 218,672 shares in the aggregate, or 5.01% of the outstanding shares of Kemper California Tax-Free Income Fund, Class B were held in the name of Smith Barney, Inc., Mutual Fund Dept., 333 W. 34th Street, New York, NY 10001 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 429,229 shares in the aggregate, or 9.84% of the outstanding shares of Kemper California Tax-Free Income Fund, Class B were held in the name of BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 290,208 shares in the aggregate, or 6.65% of the outstanding shares of Kemper California Tax-Free Income Fund, Class B were held in the name of First Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 396,657 shares in the aggregate, or 9.10% of the outstanding shares of Kemper California Tax-Free Income Fund, Class B were held in the name of Dean, Witter, Reynolds, Inc., 5 World Trade Center, New York, NY 10048 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 51,394 shares in the aggregate, or 6.45% of the outstanding shares of Kemper California Tax-Free Income Fund, Class C were held in the name of Zurich Scudder Investments, Inc., for the benefit of Hel-ena Hale Living Trust, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 306,934 shares in the aggregate, or 38.52% of the outstanding shares of Kemper California Tax-Free Income Fund, Class C were held in the name of First Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 174,264 shares in the aggregate, or 21.87% of the outstanding shares of Kemper California Tax-Free Income Fund, Class C were held in the name of Wedbush Morgan Securities, P.O. Box 30014, Los Angeles, CA 90030 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 2,810,648 shares in the aggregate, or 14.68% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class A were held in the name of National Financial Services Corp., for the benefit of Da-nielle Rozgon, 200 Liberty Street, New York, New York 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 252,149 shares in the aggregate, or 21.76% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class B were held in the name of National Financial Services Corp., for the benefit of Carmel and Paul Grech, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 67,353 shares in the aggregate, or 5.81% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class B were held in the name of Smith Barney, Inc., Mutual Fund Dept., 333 W. 34th Street, New York, NY 10001 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 58,212 shares in the aggregate, or 5.02% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class B were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 69,741 shares in the aggregate, or 20.25% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class C were held in the name of Painewebber, for the benefit of Diane Riklis, 1000 Harbor Blvd., Weehawken, NJ 07087 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 74,852 shares in the aggregate, or 21.82% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class C were held in the name of Advest Inc., 90 State House Square, Hartford, CT 06103 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 77,589 shares in the aggregate, or 22.62% of the outstanding shares of Kemper New York Tax-Free Income Fund, Class C were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 493,013 shares in the aggregate, or 6.43% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class A were held in the name of National Financial Services Corp., for the benefit of Dorothea Cruice, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 930,143 shares in the aggregate, or 12.13% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class A were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 38,517 shares in the aggregate, or 6.32% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class B were held in the name of National Financial Services Corp., for the benefit of Lottie Strickland, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 41,975 shares in the aggregate, or 6.89% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, P.O. Box 2052, Jersey City,

NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 114,183 shares in the aggregate, or 18.75% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class B were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 50,957 shares in the aggregate, or 8.36% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class B were held in the name of Legg, Mason, Wood, Walker, Inc. P.O. Box 1476, Baltimore, MD 21203 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 18,916 shares in the aggregate, or 15.42% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class C were held in the name of National Financial Services Corp., for the benefit of David and Mary Pinkham, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 13,059 shares in the aggregate, or 10.64% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 7,444 shares in the aggregate, or 6.06% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class C were held in the name of BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 42,172 shares in the aggregate, or 34.37% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class C were held in the name of Southwest Securities Inc., for the benefit of Patricia Kaighin, P.O. Box 509002, Dallas, TX 75250 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 15,322 shares in the aggregate, or 12.49% of the outstanding shares of Kemper Florida Tax-Free Income Fund, Class C were held in the name of LINSCO/Private Ledger Corp., 9785 Towne Center Drive, San Die-go, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 143,374 shares in the aggregate, or 5.76% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class A were held in the name of National Financial Services Corp., for the benefit of Nancy Young, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 822,822 shares in the aggregate, or 33.06% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class A were held in the name of First Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 130,065 shares in the aggregate, or 12.15% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class B were held in the name of National Financial Services Corp., for the benefit of Ralph Povenmire, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 57,950 shares in the aggregate, or 5.41% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 458,505 shares in the aggregate, or 42.83% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class B were held in the name of BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 75,367 shares in the aggregate, or 7.04% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class B were held in the name of First Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 62,518 shares in the aggregate, or 5.84% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class B were held in the name of Carey & Co., care of Huntington National Bank, P.O. Box 1558, Co-lumbus, OH 43215 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 12,088 shares in the aggregate, or 5.15% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class C were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 131,467 shares in the aggregate, or 56.10% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class C were held in the name of BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 39,300 shares in the aggregate, or 16.77% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class C were held in the name of First Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

    As of December 31, 2000, 17,408 shares in the aggregate, or 7.42% of the outstanding shares of Kemper Ohio Tax-Free Income Fund, Class C were held in the name of Zurich Scudder Investments, Inc., for the benefit of Kathleen Fayen, 345 Park Avenue, New York, NY 10154 who may be deemed to be the benefi-cial owner of certain of these shares.

Scudder Managed Municipal Bonds

    As of December 31, 2000, 5,680,689 shares in the aggregate, or 6.47% of the outstanding shares of Scudder Managed Municipal Bonds, Class S were held in the name of Charles Schwab,101 Montgomery Street, San Francisco, CA 94101 who may be deemed to be the beneficial owner of certain of these shares.

     This Proxy Statement/Prospectus is accompanied by Scudder Managed Municipal Bonds' prospectus offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-02671), and is incorporated by reference herein.

     Kemper Ohio Tax-Free Income Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-03657), is incorporated by reference herein.

     Scudder Managed Municipal Bonds' statement of additional information offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on January 4, 2001 (File No. 811-02671), is incorporated by reference herein.

                                     PART B

                            SCUDDER MUNICIPAL TRUST

-------------------------------------------------------------------------------

                      Statement of Additional Information
                                 March 6, 2001

-------------------------------------------------------------------------------

Acquisition of the Assets of                   By and in Exchange for Shares of
Kemper Ohio Tax-Free Income Fund, a series of  Scudder Managed Municipal Bonds,
Kemper State Tax-Free Income Series            a series of
222 South Riverside Plaza                      Scudder Municipal Trust
Chicago, IL 60606                              (the "Acquiring Trust")
                                               Two International Place
                                               Boston, MA 02110-4103

          This Statement of Additional Information is available to the shareholders of Kemper Ohio Tax-Free Income Fund in connection with a proposed transaction whereby Scudder Managed Municipal Bonds will acquire all or substantially all of the assets and all of the liabilities of Kemper Ohio Tax-Free Income Fund in exchange for shares of the Scudder Managed Municipal Bonds (the "Reorganization").

          This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Managed Municipal Bonds' statement of additional information offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-02671) and is incorporated by reference herein.

2. Scudder Managed Municipal Bonds' annual report to shareholders for the fiscal year ended May 31, 2000, which was previously filed with the Commission via EDGAR on July 26, 2000 (File No. 811-02671) and is incorporated by reference herein.

3. Scudder Managed Municipal Bonds' semi-annual report to shareholders for the period ended November 30, 2000, which was previously filed with the Commission via EDGAR on January 31, 2001 (File No. 811-02671) and is incorporated by reference herein.

4. Kemper Ohio Tax-Free Income Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-03657) and is incorporated by reference herein.

5. Kemper Ohio Tax-Free Income Fund's statement of additional information dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-03657) and is incorporated by reference herein.

6. Kemper Ohio Tax-Free Income Fund's annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the Commission via EDGAR on October 25, 2000 (File No. 811-03657) and is incorporated by reference herein.

7. The financial statements and schedules of Scudder Managed Municipal Bonds and Kemper Ohio Tax-Free Income Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

          This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Scudder Managed Municipal Bonds at Two International Place, Boston, Massachusetts 02110-4103 or by calling Scudder Investor Services, Inc. at 1-800-728-3337. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Pro Forma
Portfolio of Investments*
As of November 30, 2000 (unaudited)

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Short-Term Municipal Bond Investments - 0.3%
Alabama
North Alabama, Environmental Improvement Authority,
  Pollution Control Revenue, Variable Rate, 4.85%,
  12/01/2000                                                                                                        1,100,000
Alaska
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline
  Project B, 4.2%, 12/01/2033                                                                     500,000             750,000
Kentucky
Kentucky Economic Development Authority Systems(Series C),
  Zero Coupon, 10/01/2016                                                                       6,500,000
Louisiana
Louisiana State Offshore Terminal Port Authority Revenue
  Series 1992 VRDN, 4.24999932%, 9/01/2008                                                                          1,500,000
Michigan
University of Michigan, Hospital Revenue, Series 1992 A,
  Daily Demand Note, 4.2%, 12/01/2019                                                           1,000,000
New York
Long Island, NY,  Power Authority New York Electricity,
  Revenue, Series 6, 4%, 5/01/2033                                                              2,900,000
New York Municipal Water Authority, Series 1994 G,
  Variable Rate Demand Note, 3.7499%, 6/15/2024                                                 1,500,000
Ohio
Ohio State Turnpike Community Revenue, Series A, 5.5%,
  2/15/2017                                                                 1,000,000
Pennsylvania
Pennsylvania State Higher Education Facilities Authority
  Revenue, 3.85%, 11/02/2029                                                                    4,200,000
Texas
Harris County, TX, Health Facilities Authority Revenue,
  St. Lukes Episcopal Hospital, Series A, Daily Demand
  Note, 4.15%, 2/15/2027                                                                                            3,000,000
Harris County, TX, Health Facilities Revenue, St. Lukes
  Episcopal Hospital, Series B, 4.15%, 2/15/2027                                                                    4,100,000
North Central, TX, Health Facilities Development Corp.,
  Presbyterian Medical Center, Daily Demand Note, Series
  C, 4.15%, 12/01/2015                                                                                              1,800,000
North Central, TX, Health Facilities Development Corp.,
  Presbyterian Medical Center, 1995 Series D, Daily Demand
  Note, 4.1%, 12/01/2015                                                                        1,000,000


Total Short-Term Municipal Bond Investments (Cost of
  $1,032,492, $15,937,840, $12,250,000, and $29,220,332
  respectively)


Medium-Term Municipal Bond Investments - 0.3%
District Of Columbia
District of Columbia, Unrefunded Balance, Series B,
  6.125%, 06/01/2003                                                                                                3,905,000
Texas
Montgomery County, TX, Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2003                                                                                             800,000
Montgomery County, TX, Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2004                                                                                             795,000
Montgomery County, TX,Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2005                                                                                             685,000
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2003                                                                             2,675,000
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2004                                                                             2,680,000
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2005                                                                             2,790,000
West Virginia
West Virginia ST Hospital Fin Authority, 6.75%, 09/01/2030                                                          3,000,000


Total Medium-Term Municipal Bond Investments (Cost of $0,
  $0, $14,938,504, and $14,938,504 respectively)


Long-Term Municipal Bond Investments - 99.4%
Alabama
Birmingham, AL, Jefferson Civic Center, Special Tax
  Revenue, 7.4%, 01/01/2008                                                                    12,000,000
Alaska
Anchorage, AK, Electric Utilities Revenue, 6.5%, 12/01/2015                                     5,000,000
North Slope Borough, AK, General Obligation, Series 1994
  B, Zero Coupon, 06/30/2004                                                                                       30,500,000
North Slope Borough, AK, General Obligation, Series 1994
  B, Zero Coupon, 06/30/2005                                                                                       43,800,000
North Slope Borough, AK, General Obligation, Series 1995
  A, Zero Coupon, 06/30/2006                                                                                       11,000,000
North Slope Borough, AK, General Obligation, Series 1997A,
  Zero Coupon, 06/30/2008                                                                      21,935,000           7,000,000
North Slope Borough, Alaska, General Obligation, 06/30/2011                                                         5,000,000
Arizona
Arizona Municipal Finance Program, Certificate of
  Participation, Series 25, MBIA, 7.875%, 08/01/2014                                                                3,500,000
Coconino County, AZ, Industrial Development Authority,
  Revenue, Guidance Center Income Project, Prerefunded
  6/1/2001, 9.25%, 06/01/2011                                                                     515,000
Maricopa County, AZ, School District #6, Washington
  Elementary, Series B, FGIC, 4.1%, 07/01/2013                                                                      2,950,000
Maricopa County, AZ, School District No. 28, Kyrene
  Elementary School, Series 1993 B, Zero Coupon, 01/01/2006                                                         4,905,000
Maricopa County, AZ, Unified School District #41, Gilbert
  School, FGIC, Zero Coupon, 01/01/2005                                                                             5,280,000
Phoenix, AZ, General Obligation, Partially Prerefunded,
  6.375%, 07/01/2013                                                                            7,400,000
Phoenix, AZ,Civic Improvement Corp., Wastewater System
  Revenue, 6%, 07/01/2011                                                                                           4,105,000
Phoenix, AZ, Street & Highway User Revenue, Prerefunded
  7/1/2002, 6.25%, 07/01/2011                                                                  10,000,000
Salt River Project, Arizona Agricultural Improvement,
  Revenue, Series C, 6.25%, 01/01/2019                                                          7,000,000
Arkansas
Jonesboro, AR, Residential Housing, Revenue, St Bernards
  Regional Medical Center, Series A, 5.8%, 07/01/2012                                           4,025,000
North Little Rock, AR, Electric Revenue, Series A, 6.5%,
  07/01/2010                                                                                   19,750,000
North Little Rock, AR, Electric Revenue, Series A, 6.5%,
  07/01/2015                                                                                   13,080,000
California
Alameda County, CA, Certificate of Participation, Santa
  Rita Jail Project, 5.375%, 06/01/2009                                                                             5,000,000
Banning, CA, Wastewater, Certificate of Participation,
  AMBAC, 8%, 01/01/2019                                                                                               960,000
Banning, CA, Wastewater, Certificate of Participation,
  AMBAC, 8%, 01/01/2019                                                                                             1,080,000
California Housing Finance Agency, Multi-Unit Rental
  Housing Revenue, Series  1992 A, 7.7%, 08/01/2010                                                                 1,000,000
California Pollution Control Financing Authority, Solid
  Waste Disposal Revenue, CanFibre of Riverside PJ, Series
  1997 A, AMT, 9%, 07/01/2019                                                                                      12,000,000
California General Obligation, Series 1989, 6.25%,
  10/01/2007                                                                                                        4,000,000
California General Obligation, Series 1990,, 6.25%,
  04/01/2008                                                                                                        5,000,000
California, General Obligation, Series 1991, 6.6%,
  02/01/2009                                                                                                       15,600,000
State of California,General Obligation, 5.75%, 05/01/2010                                      10,000,000
California State Public Works Board, Lease Revenue, Series
  A, AMBAC insured, 6.3%, 12/01/2006                                                                                8,095,000
California Statewide Community Development Authority,
  Certificates of Participation, Lutheran Homes, Series
  1999, 5.5%, 11/15/2008                                                                                            2,250,000
Foothill/ Eastern Corridor Agency, CA,  Toll Road Revenue,
  Series A, Prerefunded 1/1/2007, 6.5%, 01/01/2032                                             19,975,000
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue,
  Series A, Prerefunded 1/1/2007, 6%, 1/1/2034                                                  8,400,000
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Zero Coupon, 01/01/2015                                                            11,000,000
Foothills Eastern Corridor Agency, California Toll Road
  Revenue, Series A, Zero Coupon, 01/01/2017                                                    5,000,000
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Step-up Coupon, ETM, 0% to
  1/1/2005, 7.05% to, 01/01/2009                                                                                    5,000,000
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue, Series 1995 A, Step-up Coupon,
  Prerefundedv1/1/2010 at 102, 0%
  to 1/1/2005, 7.1% to, 01/01/2011                                                                                  4,000,000
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Step-up Coupon,
  Prerefunded 1/1/2010 at 102, 0% to 1/1/2005, 7.1% to,
  01/01/2012                                                                                                        4,000,000
Foothill Eastern Transportation Corridor Agency, CA , Toll
  Road Revenue,  Series 1995 A, Step-up Coupon,
  Prerefunded 1/1/2010 at 102, 0% to 1/1/2005, 7.15% to,
  01/01/2014                                                                                                        6,250,000
Foothill/ Eastern Corridor Agency, CA,  Toll Road Revenue,
  Series A, Prerefunded 1/1/2010, 6%, 01/01/2016                                               20,400,000
Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
  Series 1995 A, 5%, 01/01/2035                                                                 7,850,000
Los Angeles County, CA, Certificate of Participation,
  Disney Parking Project,  Series  1993, Zero Coupon,
  09/01/2007                                                                                                        4,030,000
Los Angeles County, CA, Certificate of Participation,
  Disney Parking Project, Series 1993, Zero Coupon,
  09/01/2009                                                                                                        5,425,000
Los Angeles County, CA, Capital Asset Leasing, AMBAC, 6%,
  12/01/2006                                                                                                        9,000,000
Madera County, CA, Certificates of Participation, Valley
  Childrens Hospital, 6.5%, 03/15/2010                                                                              2,840,000
Murrieta Valley, CA, University School District, General
  Obligation, Series A, Zero Coupon, 09/01/2014                                                 4,235,000
Oakland, CA, Redevelopment Agency, Tax Allocation, AMBAC,
  6%, 02/01/2007                                                                                                    2,000,000
Roseville, CA, Unified High School District, General
  Obligation, Series 1995 B, Zero Coupon, 08/01/2010                                                                1,830,000
Roseville, CA, Unified High School District, General
  Obligation, Series 1995 B, Zero Coupon, 08/01/2015                                                                1,000,000
San Diego, CA, Industrial Development Revenue, 6.8966%,
  09/01/2019                                                                                    7,300,000
San Diego, CA, Unified School District, General
  Obligation, Series A, Zero Coupon, 07/01/2014                                                 3,420,000
San Diego County, CA, Water Authority Revenue, Certificate
  of Participation, FGIC, 5.632%, 04/25/2007                                                                        6,300,000
San Diego, CA, Water Authority,, Certificate of
  Participation, FGIC, 5.681%, 04/22/2009                                                                           4,500,000

                                                                  Pro Forma        Kemper Ohio Tax
                                                                  Combined        Free Market Value       Kemper Municipal
                       Security Name                          Par/Shares Amount          ($)            Bond Market Value ($)
                                                            ------------------------------------------------------------------
Short-Term Municipal Bond Investments - 0.3%
Alabama
North Alabama, Environmental Improvement Authority,
  Pollution Control Revenue, Variable Rate, 4.85%,
  12/01/2000                                                       1,100,000
Alaska
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline
  Project B, 4.2%, 12/01/2033                                      1,250,000                                    500,000
Kentucky
Kentucky Economic Development Authority Systems(Series C),
  Zero Coupon, 10/01/2016                                          6,500,000                                  5,056,350
Louisiana
Louisiana State Offshore Terminal Port Authority Revenue
  Series 1992 VRDN, 4.24999932%, 9/01/2008                         1,500,000
Michigan
University of Michigan, Hospital Revenue, Series 1992 A,
  Daily Demand Note, 4.2%, 12/01/2019                              1,000,000                                  1,000,000
New York
Long Island, NY,  Power Authority New York Electricity,
  Revenue, Series 6, 4%, 5/01/2033                                 2,900,000                                  2,900,000
New York Municipal Water Authority, Series 1994 G,
  Variable Rate Demand Note, 3.7499%, 6/15/2024                    1,500,000                                  1,500,000
Ohio
Ohio State Turnpike Community Revenue, Series A, 5.5%,
  2/15/2017                                                        1,000,000           1,034,170
Pennsylvania
Pennsylvania State Higher Education Facilities Authority
  Revenue, 3.85%, 11/02/2029                                       4,200,000                                  4,200,000
Texas
Harris County, TX, Health Facilities Authority Revenue,
  St. Lukes Episcopal Hospital, Series A, Daily Demand
  Note, 4.15%, 2/15/2027                                           3,000,000
Harris County, TX, Health Facilities Revenue, St. Lukes
  Episcopal Hospital, Series B, 4.15%, 2/15/2027                   4,100,000
North Central, TX, Health Facilities Development Corp.,
  Presbyterian Medical Center, Daily Demand Note, Series
  C, 4.15%, 12/01/2015                                             1,800,000
North Central, TX, Health Facilities Development Corp.,
  Presbyterian Medical Center, 1995 Series D, Daily Demand
  Note, 4.1%, 12/01/2015                                           1,000,000                                  1,000,000

                                                                            --------------------------------------------------
Total Short-Term Municipal Bond Investments (Cost of
  $1,032,492, $15,937,840, $12,250,000, and $29,220,332
  respectively)                                                                        1,034,170             16,156,350
                                                                            ==================================================

Medium-Term Municipal Bond Investments - 0.3%
District Of Columbia
District of Columbia, Unrefunded Balance, Series B,
  6.125%, 06/01/2003                                               3,905,000
Texas
Montgomery County, TX, Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2003                                            800,000
Montgomery County, TX, Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2004                                            795,000
Montgomery County, TX,Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2005                                            685,000
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2003                            2,675,000
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2004                            2,680,000
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2005                            2,790,000
West Virginia
West Virginia ST Hospital Fin Authority, 6.75%, 09/01/2030         3,000,000

                                                                            --------------------------------------------------
Total Medium-Term Municipal Bond Investments (Cost of $0,
  $0, $14,938,504, and $14,938,504 respectively)                                              -                      -
                                                                            ==================================================

Long-Term Municipal Bond Investments - 99.4%
Alabama
Birmingham, AL, Jefferson Civic Center, Special Tax
  Revenue, 7.4%, 01/01/2008                                       12,000,000                                 12,020,520
Alaska
Anchorage, AK, Electric Utilities Revenue, 6.5%, 12/01/2015        5,000,000                                  5,730,600
North Slope Borough, AK, General Obligation, Series 1994
  B, Zero Coupon, 06/30/2004                                      30,500,000
North Slope Borough, AK, General Obligation, Series 1994
  B, Zero Coupon, 06/30/2005                                      43,800,000
North Slope Borough, AK, General Obligation, Series 1995
  A, Zero Coupon, 06/30/2006                                      11,000,000
North Slope Borough, AK, General Obligation, Series 1997A,
  Zero Coupon, 06/30/2008                                         28,935,000                                 15,060,790
North Slope Borough, Alaska, General Obligation, 06/30/2011        5,000,000
Arizona
Arizona Municipal Finance Program, Certificate of
  Participation, Series 25, MBIA, 7.875%, 08/01/2014               3,500,000
Coconino County, AZ, Industrial Development Authority,
  Revenue, Guidance Center Income Project, Prerefunded
  6/1/2001, 9.25%, 06/01/2011                                        515,000                                    533,246
Maricopa County, AZ, School District #6, Washington
  Elementary, Series B, FGIC, 4.1%, 07/01/2013                     2,950,000
Maricopa County, AZ, School District No. 28, Kyrene
  Elementary School, Series 1993 B, Zero Coupon, 01/01/2006        4,905,000
Maricopa County, AZ, Unified School District #41, Gilbert
  School, FGIC, Zero Coupon, 01/01/2005                            5,280,000
Phoenix, AZ, General Obligation, Partially Prerefunded,
  6.375%, 07/01/2013                                               7,400,000                                  7,730,262
Phoenix, AZ,Civic Improvement Corp., Wastewater System
  Revenue, 6%, 07/01/2011                                          4,105,000
Phoenix, AZ, Street & Highway User Revenue, Prerefunded
  7/1/2002, 6.25%, 07/01/2011                                     10,000,000                                 10,435,200
Salt River Project, Arizona Agricultural Improvement,
  Revenue, Series C, 6.25%, 01/01/2019                             7,000,000                                  7,229,320
Arkansas
Jonesboro, AR, Residential Housing, Revenue, St Bernards
  Regional Medical Center, Series A, 5.8%, 07/01/2012              4,025,000                                  4,223,191
North Little Rock, AR, Electric Revenue, Series A, 6.5%,
  07/01/2010                                                      19,750,000                                 22,296,367
North Little Rock, AR, Electric Revenue, Series A, 6.5%,
  07/01/2015                                                      13,080,000                                 14,954,625
California
Alameda County, CA, Certificate of Participation, Santa
  Rita Jail Project, 5.375%, 06/01/2009                            5,000,000
Banning, CA, Wastewater, Certificate of Participation,
  AMBAC, 8%, 01/01/2019                                              960,000
Banning, CA, Wastewater, Certificate of Participation,
  AMBAC, 8%, 01/01/2019                                            1,080,000
California Housing Finance Agency, Multi-Unit Rental
  Housing Revenue, Series  1992 A, 7.7%, 08/01/2010                1,000,000
California Pollution Control Financing Authority, Solid
  Waste Disposal Revenue, CanFibre of Riverside PJ, Series
  1997 A, AMT, 9%, 07/01/2019                                     12,000,000
California General Obligation, Series 1989, 6.25%,
  10/01/2007                                                       4,000,000
California General Obligation, Series 1990,, 6.25%,
  04/01/2008                                                       5,000,000
California, General Obligation, Series 1991, 6.6%,
  02/01/2009                                                      15,600,000
State of California,General Obligation, 5.75%, 05/01/2010         10,000,000                                 10,970,800
California State Public Works Board, Lease Revenue, Series
  A, AMBAC insured, 6.3%, 12/01/2006                               8,095,000
California Statewide Community Development Authority,
  Certificates of Participation, Lutheran Homes, Series
  1999, 5.5%, 11/15/2008                                           2,250,000
Foothill/ Eastern Corridor Agency, CA,  Toll Road Revenue,
  Series A, Prerefunded 1/1/2007, 6.5%, 01/01/2032                19,975,000                                 22,470,277
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue,
  Series A, Prerefunded 1/1/2007, 6%, 1/1/2034                     8,400,000                                  9,230,256
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Zero Coupon, 01/01/2015           11,000,000
Foothills Eastern Corridor Agency, California Toll Road
  Revenue, Series A, Zero Coupon, 01/01/2017                       5,000,000                                  2,113,600
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Step-up Coupon, ETM, 0% to
  1/1/2005, 7.05% to, 01/01/2009                                   5,000,000
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue, Series 1995 A, Step-up Coupon,
  Prerefundedv1/1/2010 at 102, 0%
  to 1/1/2005, 7.1% to, 01/01/2011                                 4,000,000
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Step-up Coupon,
  Prerefunded 1/1/2010 at 102, 0% to 1/1/2005, 7.1% to,
  01/01/2012                                                       4,000,000
Foothill Eastern Transportation Corridor Agency, CA , Toll
  Road Revenue,  Series 1995 A, Step-up Coupon,
  Prerefunded 1/1/2010 at 102, 0% to 1/1/2005, 7.15% to,
  01/01/2014                                                       6,250,000
Foothill/ Eastern Corridor Agency, CA,  Toll Road Revenue,
  Series A, Prerefunded 1/1/2010, 6%, 01/01/2016                  20,400,000                                 22,960,404
Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
  Series 1995 A, 5%, 01/01/2035                                    7,850,000                                  7,359,218
Los Angeles County, CA, Certificate of Participation,
  Disney Parking Project,  Series  1993, Zero Coupon,
  09/01/2007                                                       4,030,000
Los Angeles County, CA, Certificate of Participation,
  Disney Parking Project, Series 1993, Zero Coupon,
  09/01/2009                                                       5,425,000
Los Angeles County, CA, Capital Asset Leasing, AMBAC, 6%,
  12/01/2006                                                       9,000,000
Madera County, CA, Certificates of Participation, Valley
  Childrens Hospital, 6.5%, 03/15/2010                             2,840,000
Murrieta Valley, CA, University School District, General
  Obligation, Series A, Zero Coupon, 09/01/2014                    4,235,000                                  2,091,835
Oakland, CA, Redevelopment Agency, Tax Allocation, AMBAC,
  6%, 02/01/2007                                                   2,000,000
Roseville, CA, Unified High School District, General
  Obligation, Series 1995 B, Zero Coupon, 08/01/2010               1,830,000
Roseville, CA, Unified High School District, General
  Obligation, Series 1995 B, Zero Coupon, 08/01/2015               1,000,000
San Diego, CA, Industrial Development Revenue, 6.8966%,
  09/01/2019                                                       7,300,000                                  7,929,406
San Diego, CA, Unified School District, General
  Obligation, Series A, Zero Coupon, 07/01/2014                    3,420,000                                  1,694,781
San Diego County, CA, Water Authority Revenue, Certificate
  of Participation, FGIC, 5.632%, 04/25/2007                       6,300,000
San Diego, CA, Water Authority,, Certificate of
  Participation, FGIC, 5.681%, 04/22/2009                          4,500,000

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Short-Term Municipal Bond Investments - 0.3%
Alabama
North Alabama, Environmental Improvement Authority,
  Pollution Control Revenue, Variable Rate, 4.85%,
  12/01/2000                                                        1,100,000              1,100,000
Alaska
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline
  Project B, 4.2%, 12/01/2033                                         750,000              1,250,000
Kentucky
Kentucky Economic Development Authority Systems(Series C),
  Zero Coupon, 10/01/2016                                                                  5,056,350
Louisiana
Louisiana State Offshore Terminal Port Authority Revenue
  Series 1992 VRDN, 4.24999932%, 9/01/2008                          1,500,000              1,500,000
Michigan
University of Michigan, Hospital Revenue, Series 1992 A,
  Daily Demand Note, 4.2%, 12/01/2019                                                      1,000,000
New York
Long Island, NY,  Power Authority New York Electricity,
  Revenue, Series 6, 4%, 5/01/2033                                                         2,900,000
New York Municipal Water Authority, Series 1994 G,
  Variable Rate Demand Note, 3.7499%, 6/15/2024                                            1,500,000
Ohio
Ohio State Turnpike Community Revenue, Series A, 5.5%,
  2/15/2017                                                                                1,034,170
Pennsylvania
Pennsylvania State Higher Education Facilities Authority
  Revenue, 3.85%, 11/02/2029                                                               4,200,000
Texas
Harris County, TX, Health Facilities Authority Revenue,
  St. Lukes Episcopal Hospital, Series A, Daily Demand
  Note, 4.15%, 2/15/2027                                            3,000,000              3,000,000
Harris County, TX, Health Facilities Revenue, St. Lukes
  Episcopal Hospital, Series B, 4.15%, 2/15/2027                    4,100,000              4,100,000
North Central, TX, Health Facilities Development Corp.,
  Presbyterian Medical Center, Daily Demand Note, Series
  C, 4.15%, 12/01/2015                                              1,800,000              1,800,000
North Central, TX, Health Facilities Development Corp.,
  Presbyterian Medical Center, 1995 Series D, Daily Demand
  Note, 4.1%, 12/01/2015                                                                   1,000,000

                                                            ----------------------------------------
Total Short-Term Municipal Bond Investments (Cost of
  $1,032,492, $15,937,840, $12,250,000, and $29,220,332
  respectively)                                                    12,250,000             29,440,520
                                                            ========================================

Medium-Term Municipal Bond Investments - 0.3%
District Of Columbia
District of Columbia, Unrefunded Balance, Series B,
  6.125%, 06/01/2003                                                4,046,868              4,046,868
Texas
Montgomery County, TX, Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2003                                             704,536                704,536
Montgomery County, TX, Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2004                                             667,323                667,323
Montgomery County, TX,Prerefunded, Capital Appreciation,
  Zero Coupon, 09/01/2005                                             547,760                547,760
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2003                             2,353,251              2,353,251
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2004                             2,246,295              2,246,295
Montgomery County, TX, Unrefunded Balance, Capital
  Appreciation, Zero Coupon, 09/01/2005                             2,225,862              2,225,862
West Virginia
West Virginia ST Hospital Fin Authority, 6.75%, 09/01/2030          3,051,180              3,051,180

                                                            ----------------------------------------
Total Medium-Term Municipal Bond Investments (Cost of $0,
  $0, $14,938,504, and $14,938,504 respectively)                   15,843,075             15,843,075
                                                            ========================================

Long-Term Municipal Bond Investments - 99.4%
Alabama
Birmingham, AL, Jefferson Civic Center, Special Tax
  Revenue, 7.4%, 01/01/2008                                                               12,020,520
Alaska
Anchorage, AK, Electric Utilities Revenue, 6.5%, 12/01/2015                                5,730,600
North Slope Borough, AK, General Obligation, Series 1994
  B, Zero Coupon, 06/30/2004                                       25,723,700             25,723,700
North Slope Borough, AK, General Obligation, Series 1994
  B, Zero Coupon, 06/30/2005                                       35,131,542             35,131,542
North Slope Borough, AK, General Obligation, Series 1995
  A, Zero Coupon, 06/30/2006                                        8,385,630              8,385,630
North Slope Borough, AK, General Obligation, Series 1997A,
  Zero Coupon, 06/30/2008                                           4,806,270             19,867,060
North Slope Borough, Alaska, General Obligation, 06/30/2011         2,906,850              2,906,850
Arizona
Arizona Municipal Finance Program, Certificate of
  Participation, Series 25, MBIA, 7.875%, 08/01/2014                4,422,600              4,422,600
Coconino County, AZ, Industrial Development Authority,
  Revenue, Guidance Center Income Project, Prerefunded
  6/1/2001, 9.25%, 06/01/2011                                                                533,246
Maricopa County, AZ, School District #6, Washington
  Elementary, Series B, FGIC, 4.1%, 07/01/2013                      2,677,567              2,677,567
Maricopa County, AZ, School District No. 28, Kyrene
  Elementary School, Series 1993 B, Zero Coupon, 01/01/2006         3,861,265              3,861,265
Maricopa County, AZ, Unified School District #41, Gilbert
  School, FGIC, Zero Coupon, 01/01/2005                             4,372,315              4,372,315
Phoenix, AZ, General Obligation, Partially Prerefunded,
  6.375%, 07/01/2013                                                                       7,730,262
Phoenix, AZ,Civic Improvement Corp., Wastewater System
  Revenue, 6%, 07/01/2011                                           4,514,104              4,514,104
Phoenix, AZ, Street & Highway User Revenue, Prerefunded
  7/1/2002, 6.25%, 07/01/2011                                                             10,435,200
Salt River Project, Arizona Agricultural Improvement,
  Revenue, Series C, 6.25%, 01/01/2019                                                     7,229,320
Arkansas
Jonesboro, AR, Residential Housing, Revenue, St Bernards
  Regional Medical Center, Series A, 5.8%, 07/01/2012                                      4,223,191
North Little Rock, AR, Electric Revenue, Series A, 6.5%,
  07/01/2010                                                                              22,296,367
North Little Rock, AR, Electric Revenue, Series A, 6.5%,
  07/01/2015                                                                              14,954,625
California
Alameda County, CA, Certificate of Participation, Santa
  Rita Jail Project, 5.375%, 06/01/2009                             5,348,200              5,348,200
Banning, CA, Wastewater, Certificate of Participation,
  AMBAC, 8%, 01/01/2019                                             1,249,651              1,249,651
Banning, CA, Wastewater, Certificate of Participation,
  AMBAC, 8%, 01/01/2019                                             1,376,643              1,376,643
California Housing Finance Agency, Multi-Unit Rental
  Housing Revenue, Series  1992 A, 7.7%, 08/01/2010                 1,057,750              1,057,750
California Pollution Control Financing Authority, Solid
  Waste Disposal Revenue, CanFibre of Riverside PJ, Series
  1997 A, AMT, 9%, 07/01/2019                                       7,560,000              7,560,000
California General Obligation, Series 1989, 6.25%,
  10/01/2007                                                        4,473,800              4,473,800
California General Obligation, Series 1990,, 6.25%,
  04/01/2008                                                        5,612,550              5,612,550
California, General Obligation, Series 1991, 6.6%,
  02/01/2009                                                       17,956,848             17,956,848
State of California,General Obligation, 5.75%, 05/01/2010                                 10,970,800
California State Public Works Board, Lease Revenue, Series
  A, AMBAC insured, 6.3%, 12/01/2006                                8,981,969              8,981,969
California Statewide Community Development Authority,
  Certificates of Participation, Lutheran Homes, Series
  1999, 5.5%, 11/15/2008                                            2,415,397              2,415,397
Foothill/ Eastern Corridor Agency, CA,  Toll Road Revenue,
  Series A, Prerefunded 1/1/2007, 6.5%, 01/01/2032                                        22,470,277
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue,
  Series A, Prerefunded 1/1/2007, 6%, 1/1/2034                                             9,230,256
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Zero Coupon, 01/01/2015             5,312,010              5,312,010
Foothills Eastern Corridor Agency, California Toll Road
  Revenue, Series A, Zero Coupon, 01/01/2017                                               2,113,600
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Step-up Coupon, ETM, 0% to
  1/1/2005, 7.05% to, 01/01/2009                                    4,452,700              4,452,700
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue, Series 1995 A, Step-up Coupon,
  Prerefundedv1/1/2010 at 102, 0%
  to 1/1/2005, 7.1% to, 01/01/2011                                  3,668,520              3,668,520
Foothill Eastern Transportation Corridor Agency, CA, Toll
  Road Revenue,  Series 1995 A, Step-up Coupon,
  Prerefunded 1/1/2010 at 102, 0% to 1/1/2005, 7.1% to,
  01/01/2012                                                        3,668,520              3,668,520
Foothill Eastern Transportation Corridor Agency, CA , Toll
  Road Revenue,  Series 1995 A, Step-up Coupon,
  Prerefunded 1/1/2010 at 102, 0% to 1/1/2005, 7.15% to,
  01/01/2014                                                        5,743,312              5,743,312
Foothill/ Eastern Corridor Agency, CA,  Toll Road Revenue,
  Series A, Prerefunded 1/1/2010, 6%, 01/01/2016                                          22,960,404
Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
  Series 1995 A, 5%, 01/01/2035                                                            7,359,218
Los Angeles County, CA, Certificate of Participation,
  Disney Parking Project,  Series  1993, Zero Coupon,
  09/01/2007                                                        2,890,033              2,890,033
Los Angeles County, CA, Certificate of Participation,
  Disney Parking Project, Series 1993, Zero Coupon,
  09/01/2009                                                        3,477,750              3,477,750
Los Angeles County, CA, Capital Asset Leasing, AMBAC, 6%,
  12/01/2006                                                        9,829,260              9,829,260
Madera County, CA, Certificates of Participation, Valley
  Childrens Hospital, 6.5%, 03/15/2010                              3,270,714              3,270,714
Murrieta Valley, CA, University School District, General
  Obligation, Series A, Zero Coupon, 09/01/2014                                            2,091,835
Oakland, CA, Redevelopment Agency, Tax Allocation, AMBAC,
  6%, 02/01/2007                                                    2,189,760              2,189,760
Roseville, CA, Unified High School District, General
  Obligation, Series 1995 B, Zero Coupon, 08/01/2010                1,161,738              1,161,738
Roseville, CA, Unified High School District, General
  Obligation, Series 1995 B, Zero Coupon, 08/01/2015                  466,570                466,570
San Diego, CA, Industrial Development Revenue, 6.8966%,
  09/01/2019                                                                               7,929,406
San Diego, CA, Unified School District, General
  Obligation, Series A, Zero Coupon, 07/01/2014                                            1,694,781
San Diego County, CA, Water Authority Revenue, Certificate
  of Participation, FGIC, 5.632%, 04/25/2007                        6,702,759              6,702,759
San Diego, CA, Water Authority,, Certificate of
  Participation, FGIC, 5.681%, 04/22/2009                           4,812,705              4,812,705

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
San Francisco, CA, Bay Area Rapid Transit District, Sales
  Tax Revenue Refunding, AMBAC, 6.75%, 07/01/2010                                                                   2,000,000
San Joaquin, CA, Certificate of Participation, County
  Public Facilities Project, Series 1993, 5.5%, 11/15/2013                                                          3,895,000
San Joaquin Hills, CA, Revenue, Capital Appreciation,
  Series 1997 A, Zero Coupon, 01/15/2012                                                                            5,000,000
San Joaquin Hills, CA, Transportation, Revenue, Series A,
  Zero Coupon, 01/15/2013                                                                      35,295,000
San Joaquin Hills, CA, Transportation, Revenue, Series A,
  Zero Coupon, 01/15/2014                                                                      14,905,000
Ukiah, CA, Unified School District, Zero Coupon, 08/01/2015                                     2,000,000
Colorado
Arapahoe County, CO, Capital Improvements, Revenue, Series
  E, Prerefunded 8/31/2005, 7%, 08/31/2026                                                     25,525,000
Colorado Dept Trans RevRevenue, non-callable, fixed, 6%,
  06/15/2010                                                                                                        8,680,000
Colorado Health Facilities Authority Revenue, Covenant
  Retirement Community Project, 6.75%, 12/01/2025                                               4,150,000
Colorado Health Facilities Authority Revenue, Covenant
  Retirement Community Project, 6.75%, 12/01/2015                                               1,750,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2010                                                                          1,940,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.1%, 10/01/2005                                                                           2,030,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.15%, 10/01/2006                                                                          2,145,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series  1992 A, 8.15%, 10/01/2007                                                                       2,320,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992 A, 8.2%, 10/01/2008                                                                         2,510,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992 A, 8.2%, 10/01/2009                                                                         2,725,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2011                                                                          1,680,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2012                                                                          1,945,000
Denver, CO, City and County School Districts, General
  Obligation, Series A, 6.5%, 12/01/2010                                                        3,000,000
Denver, CO, City and County School Districts, General
  Obligation, Series A, 6.5%, 06/01/2010                                                        3,225,000
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2012, 7.5%, 11/15/2012                                                      5,940,000
Denver, CO, City and County Airport Revenue, Series A,
  7.4%, 11/15/2005                                                                              1,250,000
Denver, CO, City and County Airport Revenue, Series A,
  7.5%, 11/15/2006                                                                              1,000,000
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2025, 7.25%, 11/15/2025                                                     2,750,000
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2025, 7.25%, 11/15/2025                                                     7,000,000
Denver, CO, City and County Airport Revenue, Series E,
  5.25%, 11/15/2023                                                                            10,000,000
Denver, CO, City and County Airport Revenue, Series B,
  Prerefunded 11/15/2012, 7.25%, 11/15/2012                                                     3,260,000
Denver, CO, City and County Airport Revenue, Series C,
  Prerefunded 11/15/2002, 6.75%, 11/15/2022                                                     1,380,000
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2001, 8.75%, 11/15/2023                                                     2,120,000
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2004, 7.5%, 11/15/2023                                                      1,240,000
Denver, CO, City and County Airport Revenue, Series B,
  7.25%, 11/15/2012                                                                            12,715,000
Denver, CO, City and County Airport Revenue, Series C,
  6.75%, 11/15/2022                                                                             5,180,000
Denver, CO, City and County Airport, Unrefunded Balance,
  Revenue, Series A, 8.75%, 11/15/2023                                                          5,880,000
Denver, CO, City and County Airport, Unrefunded Balance,
  Revenue, Series A, 7.5%, 11/15/2023                                                           5,945,000
Denver Colo City & Cnty Arpt Rev, 11.7732%, 11/15/2013                                                              5,000,000
Denver, CO, Urban Renewal Authority, Tax Increment
  Revenue, Pavilions-Convention, AMT, Series 1989, 7.5%,
  09/01/2004                                                                                                          760,000
Douglas County, CO, School District, General Obligation,
  7%, 12/15/2013                                                                               10,000,000
Douglas County, CO, School District, General Obligation,
  Series A, 6.5%, 12/15/2016                                                                      715,000
Colorado Public Highway Authority Revenue, Series A,
  5.75%, 09/01/2014                                                                            13,700,000
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2014                                                                           11,295,000
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2015                                                                           21,500,000
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2017                                                                            5,000,000
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2018                                                                           12,000,000
Arapahoe E-470 Public Highway, Zero Coupon, 09/01/2020                                          7,000,000
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 9/1/2024                                      20,000,000
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 09/01/2024                                    10,000,000
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 09/01/2025                                    20,000,000
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 9/1/2034                                      15,200,000
Mesa County, CO, Residual Revenue, Single Family Housing,
  ETM, Series 1992, Zero Coupon, 12/01/2011                                                                        11,435,000
Colorado Metropolitan Waste & Water Reclamation, Revenue,
  Series B, 6%, 04/01/2010                                                                     11,505,000
Connecticut
Bridgeport, CT, Series A, 6%, 07/15/2014                                                        5,535,000
Connecticut StateGeneral Obligation Series B, 5.75%,
  6/15/2012                                                                                                         9,935,000
Connecticut StateGeneral Obligation Series B, 5.75%,
  06/15/2013                                                                                   11,260,000
Connecticut StateGeneral Obligation Series B, 5.875%,
  06/15/2014                                                                                    5,000,000
Connecticut State, Series E, 6%, 03/15/2012                                                     7,300,000
Connecticut Special Tax ObligationTransportation Special
  Tax Series 10, 5.5%, 09/01/2013                                                               7,480,000
Greenwich, CT, Housing Authority Revenue, Series A, 6.35%,
  09/01/2027                                                                                    2,640,000
District Of Columbia
District of Columbia, General Obligation, Series B3, MBIA,
  5.4%, 06/01/2006                                                                                                 10,000,000
District of Columbia, General Obligation, Series 1993 B,
  5.5%, 06/01/2008                                                                                                  3,225,000
District of Columbia, General Obligation, Series B, MBIA,
  5.5%, 06/01/2009                                                                                                  2,840,000
District of Columbia, General Obligation, Series B, MBIA,
  5.5%, 06/01/2012                                                                                                  1,050,000
District of Columbia, General Obligation, Series 1989 B,
  Zero Coupon, 06/01/2003                                                                                           2,000,000
District of Columbia, General Obligation, Series B,
  Prerefunded 6/1/2010, 6.3%, 06/01/2010                                                        4,500,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.4%, 06/01/2006                                                                                                 15,000,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2007                                                                                                 23,000,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2008                                                                                                 11,300,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2009                                                                                                 16,150,000
District of Columbia, Certificate of Participation, Series
  1993, 6.875%, 01/01/2003                                                                                          1,380,000
District of Columbia, Certificate of Participation, Series
  1993, 7.3%, 01/01/2013                                                                                            1,000,000
District of Columbia, General Obligation, Prerefunded
  8/1/99 at 100, MBIA Insured,, 6.5%, 06/01/2010                                                                      110,000
District of Columbia, Unrefunded Balance, MBIA Insured,
  6.25%, 06/01/2010                                                                                                 2,160,000
District of Columbia, Inverse Floating Rate Bond, 11%,
  12/07/2008                                                                                   20,620,000
District of Columbia, General Obligation, Inverse Floating
  Rate Note, Series 1999 B, 6.818%, 06/01/2010                                                                     12,500,000
District of Columbia Redevelopment Land Agency, Revenue,
  5.625%, 11/01/2010                                                                            3,280,000
District of Columbia, Water and Sewer Authority, Public
  Utility Revenue, Series 1998, 5.5%, 10/01/2023                                                                    5,000,000
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 13, 7.875%, 10/01/2013                                             1,210,000
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 14, 7.873%, 10/01/2014                                             1,970,000
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 15, 7.87%, 10/01/2015                                              3,565,000
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 16, 7.87%, 10/01/2016                                              2,750,000
Florida
Broward County, FL, Resource Recovery Waste Energy
  Company, Revenue, 7.95%, 12/01/2008                                                           7,665,000
Collier County Florida Health Facilities, Authority
  Hospital Revenue, 01/01/2033                                                                  2,000,000
Florida State Board of Education Lottery Revenue, Series
  A, 5.75%, 07/01/2012                                                                          6,530,000
Flordia St Dept Environmental Protn Preservation
  RevRevenue, 5.75%, 07/01/2012                                                                10,000,000
Highlands County, FL, Health Facilities Authority Revenue,
  Adventist Health Systems, 5.25%, 11/15/2028                                                   5,300,000
Hillsborough County, FL, Industrial Development, Revenue,
  Tampa Electric Project, 8%, 05/01/2022                                                       10,000,000
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/01/2012, 11.5%, 10/01/2012                                                        10,000
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                                                         35,000
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                                                         40,000
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                                                         15,000
Jacksonville, FL, Health Facilities A, Revenue, 11.5%,
  10/01/2012                                                                                       85,000
Lee County, FL, Airport Revenue, Series 14, 7.79%,
  10/01/2013                                                                                    3,960,000
Lee County, FL, Airport Revenue, Series 14, 8.04%,
  10/01/2015                                                                                    1,500,000
Lee County, FL, Airport Revenue, Series 14, 7.79%,
  10/01/2020                                                                                    1,410,000
Miami-Dade County, FL, Revenue, Series A, Zero Coupon,
  10/01/2014                                                                                    2,195,000
Miami-Dade County, FL, Special Obligation, Refunded,
  Series A, Zero Coupon, 10/01/2022                                                             7,000,000
Orange County, FL, Health  Facilities, Revenue, 6.25%,
  10/01/2016                                                                                      710,000
Orange County, FL, Health Facilities, Revenue, 6.25%,
  10/01/2018                                                                                      290,000
Orange County, FL, Health Facilities Authority, Revenue,
  Orlando Regional Healthcare, 6.25%, 10/01/2021                                                6,000,000
Orlando, FL, Utilities Commission Water and Electricity,
  Revenue, 6.75%, 10/01/2017                                                                    3,500,000
Palm Beach County, FL, Solid Waste Authority Revenue,
  Series A, Zero Coupon, 10/01/2013                                                            20,000,000
Sunrise, FL, Utilities System Revenue, Refunded, 5.5%,
  10/01/2018                                                                                   10,000,000
Georgia
Atlanta, GA, Airport Revenue, General Obligation, Series
  B, 5.75%, 01/01/2010                                                                          4,240,000
Atlanta, GA, Airport Revenue, General Obligation, Series
  B, 5.75%, 01/01/2011                                                                          1,590,000
Atlanta, GA, Airport Revenue, General Obligation, Series
  C, 6%, 01/01/2011                                                                                                 7,375,000
Atlanta, GA, Airport Revenue, General Obligation, Series
  C, 6.125%, 01/01/2012                                                                                             7,735,000
Atlanta, GA, Water & Wastewater Revenue, Series A, 5.5%,
  11/01/2019                                                                                   13,000,000
Burke County, GA, Development Authority, Pollution Control
  Revenue, Votgle Project, 7.7%, 01/01/2006                                                                         5,000,000
Chatham County, GA, School District, General Obligation,
  Prerefunded 8/1/2001, 6.15%, 08/01/2010                                                       7,300,000
Cobb County, GA, Kennestone Hospital Authority, Series A,
  MBIA, 5.625%, 04/01/2011                                                                                          2,305,000
Fulton County, GA, Housing Authority Single, Revenue,
  6.55%, 03/01/2018                                                                               175,000
Fulton County, GA, Housing Authority Single, Revenue,
  Series A, 6.6%, 03/01/2028                                                                    2,660,000
Georgia State, Series C, 5.75%, 09/01/2013                                                      4,600,000
State of Georgia, General Obligation, 5.5%, 09/01/2014                                          5,485,000

                                                                Pro Forma        Kemper Ohio Tax
                                                                Combined        Free Market Value       Kemper Municipal
                       Security Name                        Par/Shares Amount          ($)            Bond Market Value ($)
                                                          ------------------------------------------------------------------
San Francisco, CA, Bay Area Rapid Transit District, Sales
  Tax Revenue Refunding, AMBAC, 6.75%, 07/01/2010                2,000,000
San Joaquin, CA, Certificate of Participation, County
  Public Facilities Project, Series 1993, 5.5%, 11/15/2013       3,895,000
San Joaquin Hills, CA, Revenue, Capital Appreciation,
  Series 1997 A, Zero Coupon, 01/15/2012                         5,000,000
San Joaquin Hills, CA, Transportation, Revenue, Series A,
  Zero Coupon, 01/15/2013                                       35,295,000                                 19,154,243
San Joaquin Hills, CA, Transportation, Revenue, Series A,
  Zero Coupon, 01/15/2014                                       14,905,000                                  7,583,664
Ukiah, CA, Unified School District, Zero Coupon, 08/01/2015      2,000,000                                    933,140
Colorado
Arapahoe County, CO, Capital Improvements, Revenue, Series
  E, Prerefunded 8/31/2005, 7%, 08/31/2026                      25,525,000                                 28,838,400
Colorado Dept Trans RevRevenue, non-callable, fixed, 6%,
  06/15/2010                                                     8,680,000
Colorado Health Facilities Authority Revenue, Covenant
  Retirement Community Project, 6.75%, 12/01/2025                4,150,000                                  4,164,857
Colorado Health Facilities Authority Revenue, Covenant
  Retirement Community Project, 6.75%, 12/01/2015                1,750,000                                  1,778,717
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2010                       1,940,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.1%, 10/01/2005                        2,030,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.15%, 10/01/2006                       2,145,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series  1992 A, 8.15%, 10/01/2007                    2,320,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992 A, 8.2%, 10/01/2008                      2,510,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992 A, 8.2%, 10/01/2009                      2,725,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2011                       1,680,000
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2012                       1,945,000
Denver, CO, City and County School Districts, General
  Obligation, Series A, 6.5%, 12/01/2010                         3,000,000                                  3,415,440
Denver, CO, City and County School Districts, General
  Obligation, Series A, 6.5%, 06/01/2010                         3,225,000                                  3,645,991
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2012, 7.5%, 11/15/2012                       5,940,000                                  6,391,440
Denver, CO, City and County Airport Revenue, Series A,
  7.4%, 11/15/2005                                               1,250,000                                  1,372,837
Denver, CO, City and County Airport Revenue, Series A,
  7.5%, 11/15/2006                                               1,000,000                                  1,094,980
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2025, 7.25%, 11/15/2025                      2,750,000                                  2,946,212
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2025, 7.25%, 11/15/2025                      7,000,000                                  7,499,450
Denver, CO, City and County Airport Revenue, Series E,
  5.25%, 11/15/2023                                             10,000,000                                  9,657,000
Denver, CO, City and County Airport Revenue, Series B,
  Prerefunded 11/15/2012, 7.25%, 11/15/2012                      3,260,000                                  3,487,515
Denver, CO, City and County Airport Revenue, Series C,
  Prerefunded 11/15/2002, 6.75%, 11/15/2022                      1,380,000                                  1,463,517
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2001, 8.75%, 11/15/2023                      2,120,000                                  2,245,652
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2004, 7.5%, 11/15/2023                       1,240,000                                  1,389,221
Denver, CO, City and County Airport Revenue, Series B,
  7.25%, 11/15/2012                                             12,715,000                                 13,418,139
Denver, CO, City and County Airport Revenue, Series C,
  6.75%, 11/15/2022                                              5,180,000                                  5,403,931
Denver, CO, City and County Airport, Unrefunded Balance,
  Revenue, Series A, 8.75%, 11/15/2023                           5,880,000                                  6,183,702
Denver, CO, City and County Airport, Unrefunded Balance,
  Revenue, Series A, 7.5%, 11/15/2023                            5,945,000                                  6,484,033
Denver Colo City & Cnty Arpt Rev, 11.7732%, 11/15/2013           5,000,000
Denver, CO, Urban Renewal Authority, Tax Increment
  Revenue, Pavilions-Convention, AMT, Series 1989, 7.5%,
  09/01/2004                                                       760,000
Douglas County, CO, School District, General Obligation,
  7%, 12/15/2013                                                10,000,000                                 11,915,000
Douglas County, CO, School District, General Obligation,
  Series A, 6.5%, 12/15/2016                                       715,000                                    765,464
Colorado Public Highway Authority Revenue, Series A,
  5.75%, 09/01/2014                                             13,700,000                                 14,648,451
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2014                                            11,295,000                                  5,432,330
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2015                                            21,500,000                                  9,709,185
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2017                                             5,000,000                                  1,989,900
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2018                                            12,000,000                                  4,487,520
Arapahoe E-470 Public Highway, Zero Coupon, 09/01/2020           7,000,000                                  2,306,570
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 9/1/2024       20,000,000                                  5,179,000
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 09/01/2024     10,000,000                                  2,595,400
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 09/01/2025     20,000,000                                  4,892,600
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 9/1/2034       15,200,000                                  1,239,864
Mesa County, CO, Residual Revenue, Single Family Housing,
  ETM, Series 1992, Zero Coupon, 12/01/2011                     11,435,000
Colorado Metropolitan Waste & Water Reclamation, Revenue,
  Series B, 6%, 04/01/2010                                      11,505,000                                 11,684,478
Connecticut
Bridgeport, CT, Series A, 6%, 07/15/2014                         5,535,000                                  5,972,431
Connecticut StateGeneral Obligation Series B, 5.75%,
  6/15/2012                                                      9,935,000
Connecticut StateGeneral Obligation Series B, 5.75%,
  06/15/2013                                                    11,260,000                                 11,960,146
Connecticut StateGeneral Obligation Series B, 5.875%,
  06/15/2014                                                     5,000,000                                  5,346,250
Connecticut State, Series E, 6%, 03/15/2012                      7,300,000                                  8,039,417
Connecticut Special Tax ObligationTransportation Special
  Tax Series 10, 5.5%, 09/01/2013                                7,480,000                                  7,816,076
Greenwich, CT, Housing Authority Revenue, Series A, 6.35%,
  09/01/2027                                                     2,640,000                                  2,430,436
District Of Columbia
District of Columbia, General Obligation, Series B3, MBIA,
  5.4%, 06/01/2006                                              10,000,000
District of Columbia, General Obligation, Series 1993 B,
  5.5%, 06/01/2008                                               3,225,000
District of Columbia, General Obligation, Series B, MBIA,
  5.5%, 06/01/2009                                               2,840,000
District of Columbia, General Obligation, Series B, MBIA,
  5.5%, 06/01/2012                                               1,050,000
District of Columbia, General Obligation, Series 1989 B,
  Zero Coupon, 06/01/2003                                        2,000,000
District of Columbia, General Obligation, Series B,
  Prerefunded 6/1/2010, 6.3%, 06/01/2010                         4,500,000                                  4,705,650
District of Columbia, General Obligation, Series B, AMBAC,
  5.4%, 06/01/2006                                              15,000,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2007                                              23,000,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2008                                              11,300,000
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2009                                              16,150,000
District of Columbia, Certificate of Participation, Series
  1993, 6.875%, 01/01/2003                                       1,380,000
District of Columbia, Certificate of Participation, Series
  1993, 7.3%, 01/01/2013                                         1,000,000
District of Columbia, General Obligation, Prerefunded
  8/1/99 at 100, MBIA Insured,, 6.5%, 06/01/2010                   110,000
District of Columbia, Unrefunded Balance, MBIA Insured,
  6.25%, 06/01/2010                                              2,160,000
District of Columbia, Inverse Floating Rate Bond, 11%,
  12/07/2008                                                    20,620,000                                 22,067,317
District of Columbia, General Obligation, Inverse Floating
  Rate Note, Series 1999 B, 6.818%, 06/01/2010                  12,500,000
District of Columbia Redevelopment Land Agency, Revenue,
  5.625%, 11/01/2010                                             3,280,000                                  3,301,385
District of Columbia, Water and Sewer Authority, Public
  Utility Revenue, Series 1998, 5.5%, 10/01/2023                 5,000,000
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 13, 7.875%, 10/01/2013              1,210,000                                  1,421,459
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 14, 7.873%, 10/01/2014              1,970,000                                  2,313,804
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 15, 7.87%, 10/01/2015               3,565,000                                  4,173,830
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 16, 7.87%, 10/01/2016               2,750,000                                  3,211,065
Florida
Broward County, FL, Resource Recovery Waste Energy
  Company, Revenue, 7.95%, 12/01/2008                            7,665,000                                  7,883,452
Collier County Florida Health Facilities, Authority
  Hospital Revenue, 01/01/2033                                   2,000,000                                  2,000,000
Florida State Board of Education Lottery Revenue, Series
  A, 5.75%, 07/01/2012                                           6,530,000                                  6,997,809
Flordia St Dept Environmental Protn Preservation
  RevRevenue, 5.75%, 07/01/2012                                 10,000,000                                 10,716,400
Highlands County, FL, Health Facilities Authority Revenue,
  Adventist Health Systems, 5.25%, 11/15/2028                    5,300,000                                  4,211,698
Hillsborough County, FL, Industrial Development, Revenue,
  Tampa Electric Project, 8%, 05/01/2022                        10,000,000                                 10,671,600
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/01/2012, 11.5%, 10/01/2012                         10,000                                     11,838
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                          35,000                                     43,461
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                          40,000                                     51,828
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                          15,000                                     20,200
Jacksonville, FL, Health Facilities A, Revenue, 11.5%,
  10/01/2012                                                        85,000                                    134,142
Lee County, FL, Airport Revenue, Series 14, 7.79%,
  10/01/2013                                                     3,960,000                                  4,571,107
Lee County, FL, Airport Revenue, Series 14, 8.04%,
  10/01/2015                                                     1,500,000                                  1,746,825
Lee County, FL, Airport Revenue, Series 14, 7.79%,
  10/01/2020                                                     1,410,000                                  1,550,732
Miami-Dade County, FL, Revenue, Series A, Zero Coupon,
  10/01/2014                                                     2,195,000                                  1,021,574
Miami-Dade County, FL, Special Obligation, Refunded,
  Series A, Zero Coupon, 10/01/2022                              7,000,000                                  1,923,110
Orange County, FL, Health  Facilities, Revenue, 6.25%,
  10/01/2016                                                       710,000                                    791,756
Orange County, FL, Health Facilities, Revenue, 6.25%,
  10/01/2018                                                       290,000                                    322,393
Orange County, FL, Health Facilities Authority, Revenue,
  Orlando Regional Healthcare, 6.25%, 10/01/2021                 6,000,000                                  6,668,820
Orlando, FL, Utilities Commission Water and Electricity,
  Revenue, 6.75%, 10/01/2017                                     3,500,000                                  4,070,150
Palm Beach County, FL, Solid Waste Authority Revenue,
  Series A, Zero Coupon, 10/01/2013                             20,000,000                                 10,269,200
Sunrise, FL, Utilities System Revenue, Refunded, 5.5%,
  10/01/2018                                                    10,000,000                                 10,327,500
Georgia
Atlanta, GA, Airport Revenue, General Obligation, Series
  B, 5.75%, 01/01/2010                                           4,240,000                                  4,487,192
Atlanta, GA, Airport Revenue, General Obligation, Series
  B, 5.75%, 01/01/2011                                           1,590,000                                  1,678,976
Atlanta, GA, Airport Revenue, General Obligation, Series
  C, 6%, 01/01/2011                                              7,375,000
Atlanta, GA, Airport Revenue, General Obligation, Series
  C, 6.125%, 01/01/2012                                          7,735,000
Atlanta, GA, Water & Wastewater Revenue, Series A, 5.5%,
  11/01/2019                                                    13,000,000                                 13,346,840
Burke County, GA, Development Authority, Pollution Control
  Revenue, Votgle Project, 7.7%, 01/01/2006                      5,000,000
Chatham County, GA, School District, General Obligation,
  Prerefunded 8/1/2001, 6.15%, 08/01/2010                        7,300,000                                  7,527,833
Cobb County, GA, Kennestone Hospital Authority, Series A,
  MBIA, 5.625%, 04/01/2011                                       2,305,000
Fulton County, GA, Housing Authority Single, Revenue,
  6.55%, 03/01/2018                                                175,000                                    179,203
Fulton County, GA, Housing Authority Single, Revenue,
  Series A, 6.6%, 03/01/2028                                     2,660,000                                  2,744,667
Georgia State, Series C, 5.75%, 09/01/2013                       4,600,000                                  4,964,872
State of Georgia, General Obligation, 5.5%, 09/01/2014           5,485,000                                  5,768,903

                                                              Scudder Managed
                                                           Municipal Bonds Market   Pro Forma Combined
                       Security Name                              Value ($)           Market Value ($)
                                                          --------------------------------------------
San Francisco, CA, Bay Area Rapid Transit District, Sales
  Tax Revenue Refunding, AMBAC, 6.75%, 07/01/2010                 2,358,260              2,358,260
San Joaquin, CA, Certificate of Participation, County
  Public Facilities Project, Series 1993, 5.5%, 11/15/2013        4,216,415              4,216,415
San Joaquin Hills, CA, Revenue, Capital Appreciation,
  Series 1997 A, Zero Coupon, 01/15/2012                          2,888,000              2,888,000
San Joaquin Hills, CA, Transportation, Revenue, Series A,
  Zero Coupon, 01/15/2013                                                               19,154,243
San Joaquin Hills, CA, Transportation, Revenue, Series A,
  Zero Coupon, 01/15/2014                                                                7,583,664
Ukiah, CA, Unified School District, Zero Coupon, 08/01/2015                                933,140
Colorado
Arapahoe County, CO, Capital Improvements, Revenue, Series
  E, Prerefunded 8/31/2005, 7%, 08/31/2026                                              28,838,400
Colorado Dept Trans RevRevenue, non-callable, fixed, 6%,
  06/15/2010                                                      9,494,010              9,494,010
Colorado Health Facilities Authority Revenue, Covenant
  Retirement Community Project, 6.75%, 12/01/2025                                        4,164,857
Colorado Health Facilities Authority Revenue, Covenant
  Retirement Community Project, 6.75%, 12/01/2015                                        1,778,717
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2010                        2,068,971              2,068,971
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.1%, 10/01/2005                         2,159,696              2,159,696
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.15%, 10/01/2006                        2,283,910              2,283,910
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series  1992 A, 8.15%, 10/01/2007                     2,470,243              2,470,243
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992 A, 8.2%, 10/01/2008                       2,674,706              2,674,706
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992 A, 8.2%, 10/01/2009                       2,903,814              2,903,814
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2011                        1,791,686              1,791,686
Colorado Housing Finance Authority Revenue, Multi-Family
  Mortgage, Series 1992, 8.25%, 10/01/2012                        2,074,303              2,074,303
Denver, CO, City and County School Districts, General
  Obligation, Series A, 6.5%, 12/01/2010                                                 3,415,440
Denver, CO, City and County School Districts, General
  Obligation, Series A, 6.5%, 06/01/2010                                                 3,645,991
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2012, 7.5%, 11/15/2012                                               6,391,440
Denver, CO, City and County Airport Revenue, Series A,
  7.4%, 11/15/2005                                                                       1,372,837
Denver, CO, City and County Airport Revenue, Series A,
  7.5%, 11/15/2006                                                                       1,094,980
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2025, 7.25%, 11/15/2025                                              2,946,212
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2025, 7.25%, 11/15/2025                                              7,499,450
Denver, CO, City and County Airport Revenue, Series E,
  5.25%, 11/15/2023                                                                      9,657,000
Denver, CO, City and County Airport Revenue, Series B,
  Prerefunded 11/15/2012, 7.25%, 11/15/2012                                              3,487,515
Denver, CO, City and County Airport Revenue, Series C,
  Prerefunded 11/15/2002, 6.75%, 11/15/2022                                              1,463,517
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2001, 8.75%, 11/15/2023                                              2,245,652
Denver, CO, City and County Airport Revenue, Series A,
  Prerefunded 11/15/2004, 7.5%, 11/15/2023                                               1,389,221
Denver, CO, City and County Airport Revenue, Series B,
  7.25%, 11/15/2012                                                                     13,418,139
Denver, CO, City and County Airport Revenue, Series C,
  6.75%, 11/15/2022                                                                      5,403,931
Denver, CO, City and County Airport, Unrefunded Balance,
  Revenue, Series A, 8.75%, 11/15/2023                                                   6,183,702
Denver, CO, City and County Airport, Unrefunded Balance,
  Revenue, Series A, 7.5%, 11/15/2023                                                    6,484,033
Denver Colo City & Cnty Arpt Rev, 11.7732%, 11/15/2013            5,603,500              5,603,500
Denver, CO, Urban Renewal Authority, Tax Increment
  Revenue, Pavilions-Convention, AMT, Series 1989, 7.5%,
  09/01/2004                                                        795,233                795,233
Douglas County, CO, School District, General Obligation,
  7%, 12/15/2013                                                                        11,915,000
Douglas County, CO, School District, General Obligation,
  Series A, 6.5%, 12/15/2016                                                               765,464
Colorado Public Highway Authority Revenue, Series A,
  5.75%, 09/01/2014                                                                     14,648,451
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2014                                                                     5,432,330
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2015                                                                     9,709,185
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2017                                                                     1,989,900
Colorado Public Highway Authority Revenue, Series B, Zero
  Coupon, 09/01/2018                                                                     4,487,520
Arapahoe E-470 Public Highway, Zero Coupon, 09/01/2020                                   2,306,570
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 9/1/2024                                5,179,000
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 09/01/2024                              2,595,400
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 09/01/2025                              4,892,600
E-470 Pub Hwy Auth Colo RevRevenue, Zero Coupon, 9/1/2034                                1,239,864
Mesa County, CO, Residual Revenue, Single Family Housing,
  ETM, Series 1992, Zero Coupon, 12/01/2011                       6,584,501              6,584,501
Colorado Metropolitan Waste & Water Reclamation, Revenue,
  Series B, 6%, 04/01/2010                                                              11,684,478
Connecticut
Bridgeport, CT, Series A, 6%, 07/15/2014                                                 5,972,431
Connecticut StateGeneral Obligation Series B, 5.75%,
  6/15/2012                                                      10,622,998             10,622,998
Connecticut StateGeneral Obligation Series B, 5.75%,
  06/15/2013                                                                            11,960,146
Connecticut StateGeneral Obligation Series B, 5.875%,
  06/15/2014                                                                             5,346,250
Connecticut State, Series E, 6%, 03/15/2012                                              8,039,417
Connecticut Special Tax ObligationTransportation Special
  Tax Series 10, 5.5%, 09/01/2013                                                        7,816,076
Greenwich, CT, Housing Authority Revenue, Series A, 6.35%,
  09/01/2027                                                                             2,430,436
District Of Columbia
District of Columbia, General Obligation, Series B3, MBIA,
  5.4%, 06/01/2006                                               10,328,600             10,328,600
District of Columbia, General Obligation, Series 1993 B,
  5.5%, 06/01/2008                                                3,364,803              3,364,803
District of Columbia, General Obligation, Series B, MBIA,
  5.5%, 06/01/2009                                                2,966,380              2,966,380
District of Columbia, General Obligation, Series B, MBIA,
  5.5%, 06/01/2012                                                1,089,448              1,089,448
District of Columbia, General Obligation, Series 1989 B,
  Zero Coupon, 06/01/2003                                         1,781,780              1,781,780
District of Columbia, General Obligation, Series B,
  Prerefunded 6/1/2010, 6.3%, 06/01/2010                                                 4,705,650
District of Columbia, General Obligation, Series B, AMBAC,
  5.4%, 06/01/2006                                               15,492,900             15,492,900
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2007                                               23,948,750             23,948,750
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2008                                               11,789,855             11,789,855
District of Columbia, General Obligation, Series B, AMBAC,
  5.5%, 06/01/2009                                               16,868,675             16,868,675
District of Columbia, Certificate of Participation, Series
  1993, 6.875%, 01/01/2003                                        1,398,243              1,398,243
District of Columbia, Certificate of Participation, Series
  1993, 7.3%, 01/01/2013                                          1,046,790              1,046,790
District of Columbia, General Obligation, Prerefunded
  8/1/99 at 100, MBIA Insured,, 6.5%, 06/01/2010                    124,449                124,449
District of Columbia, Unrefunded Balance, MBIA Insured,
  6.25%, 06/01/2010                                               2,419,200              2,419,200
District of Columbia, Inverse Floating Rate Bond, 11%,
  12/07/2008                                                                            22,067,317
District of Columbia, General Obligation, Inverse Floating
  Rate Note, Series 1999 B, 6.818%, 06/01/2010                   13,696,500             13,696,500
District of Columbia Redevelopment Land Agency, Revenue,
  5.625%, 11/01/2010                                                                     3,301,385
District of Columbia, Water and Sewer Authority, Public
  Utility Revenue, Series 1998, 5.5%, 10/01/2023                  5,041,800              5,041,800
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 13, 7.875%, 10/01/2013                                      1,421,459
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 14, 7.873%, 10/01/2014                                      2,313,804
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 15, 7.87%, 10/01/2015                                       4,173,830
District of Columbia Water & Sewer Authority, Inverse
  Floating Rate Bond, Series 16, 7.87%, 10/01/2016                                       3,211,065
Florida
Broward County, FL, Resource Recovery Waste Energy
  Company, Revenue, 7.95%, 12/01/2008                                                    7,883,452
Collier County Florida Health Facilities, Authority
  Hospital Revenue, 01/01/2033                                                           2,000,000
Florida State Board of Education Lottery Revenue, Series
  A, 5.75%, 07/01/2012                                                                   6,997,809
Flordia St Dept Environmental Protn Preservation
  RevRevenue, 5.75%, 07/01/2012                                                         10,716,400
Highlands County, FL, Health Facilities Authority Revenue,
  Adventist Health Systems, 5.25%, 11/15/2028                                            4,211,698
Hillsborough County, FL, Industrial Development, Revenue,
  Tampa Electric Project, 8%, 05/01/2022                                                10,671,600
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/01/2012, 11.5%, 10/01/2012                                                 11,838
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                                                  43,461
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                                                  51,828
Jacksonville, FL, Health Facilities A, Revenue,
  Prerefunded 10/1/2012, 11.5%, 10/01/2012                                                  20,200
Jacksonville, FL, Health Facilities A, Revenue, 11.5%,
  10/01/2012                                                                               134,142
Lee County, FL, Airport Revenue, Series 14, 7.79%,
  10/01/2013                                                                             4,571,107
Lee County, FL, Airport Revenue, Series 14, 8.04%,
  10/01/2015                                                                             1,746,825
Lee County, FL, Airport Revenue, Series 14, 7.79%,
  10/01/2020                                                                             1,550,732
Miami-Dade County, FL, Revenue, Series A, Zero Coupon,
  10/01/2014                                                                             1,021,574
Miami-Dade County, FL, Special Obligation, Refunded,
  Series A, Zero Coupon, 10/01/2022                                                      1,923,110
Orange County, FL, Health  Facilities, Revenue, 6.25%,
  10/01/2016                                                                               791,756
Orange County, FL, Health Facilities, Revenue, 6.25%,
  10/01/2018                                                                               322,393
Orange County, FL, Health Facilities Authority, Revenue,
  Orlando Regional Healthcare, 6.25%, 10/01/2021                                         6,668,820
Orlando, FL, Utilities Commission Water and Electricity,
  Revenue, 6.75%, 10/01/2017                                                             4,070,150
Palm Beach County, FL, Solid Waste Authority Revenue,
  Series A, Zero Coupon, 10/01/2013                                                     10,269,200
Sunrise, FL, Utilities System Revenue, Refunded, 5.5%,
  10/01/2018                                                                            10,327,500
Georgia
Atlanta, GA, Airport Revenue, General Obligation, Series
  B, 5.75%, 01/01/2010                                                                   4,487,192
Atlanta, GA, Airport Revenue, General Obligation, Series
  B, 5.75%, 01/01/2011                                                                   1,678,976
Atlanta, GA, Airport Revenue, General Obligation, Series
  C, 6%, 01/01/2011                                               7,938,155              7,938,155
Atlanta, GA, Airport Revenue, General Obligation, Series
  C, 6.125%, 01/01/2012                                           8,392,552              8,392,552
Atlanta, GA, Water & Wastewater Revenue, Series A, 5.5%,
  11/01/2019                                                                            13,346,840
Burke County, GA, Development Authority, Pollution Control
  Revenue, Votgle Project, 7.7%, 01/01/2006                       5,459,500              5,459,500
Chatham County, GA, School District, General Obligation,
  Prerefunded 8/1/2001, 6.15%, 08/01/2010                                                7,527,833
Cobb County, GA, Kennestone Hospital Authority, Series A,
  MBIA, 5.625%, 04/01/2011                                        2,430,484              2,430,484
Fulton County, GA, Housing Authority Single, Revenue,
  6.55%, 03/01/2018                                                                        179,203
Fulton County, GA, Housing Authority Single, Revenue,
  Series A, 6.6%, 03/01/2028                                                             2,744,667
Georgia State, Series C, 5.75%, 09/01/2013                                               4,964,872
State of Georgia, General Obligation, 5.5%, 09/01/2014                                   5,768,903

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Georgia State, General ObligationSeries C, 6%, 07/01/2011                                      13,480,000
Georgia State(Series D), 5.75%, 10/01/2013                                                      5,000,000
Georgia State Housing & Financial Authority Revenue,
  Single Family Mortgage, 6.25%, 12/01/2028                                                    12,455,000
Georgia Municipal Electric Authority, Power Revenue,
  Series  1991 V, 6.5%, 01/01/2012                                                                                  5,000,000
Georgia Municipal Electricity Authority, Power Revenue,
  Series 1997 X, 6.5%, 01/01/2012                                                                                   3,500,000
Municipal Electric Authority Power Revenue , Series Y,
  6.4%, 01/01/2013                                                                                                  3,500,000
Georgia Municipal Electric Authority, Power Revenue,
  Series W, 6.6%, 01/01/2018                                                                    3,500,000
Georgia Municipal Electric Authority Power Revenue,
  RITES-PA 786, 6.3324%, 01/01/2016                                                                                 4,600,000
Macon-Bibb County, GA, Hospital Authority, Medical Center
  of Central Georgia, Series C, FGIC, 5.25%, 08/01/2011                                                             3,000,000
Hawaii
State of Hawaii, General Obligation, Series CT, 5.7%,
  09/01/2013                                                                                                       18,095,000
State of Hawaii, General Obligation, Series C, 5.75%,
  09/01/2014                                                                                    5,000,000
State of Hawaii, General Obligation, Series C, 5.8%,
  09/01/2015                                                                                    5,000,000
Hawaii State, Series CU, 5.875%, 10/01/2014                                                                         1,500,000
Hawaii St, Series CU, 5.875%, 10/01/2015                                                                            2,855,000
State of Hawaii, General Obligation, 5.25%, 10/1/2020                                           2,325,000
Hawaii St Arpts Systems Revenue, 6.5%, 07/01/2013                                                                   6,680,000
Illinois
Central Lake County, IL, Joint Action Water Agency,
  Refunding Revenue, MBIA, Zero Coupon, 05/01/2002                                                                  2,245,000
Central Lake County, IL, Joint Action Water Agency, Series
  1991, Zero Coupon, 05/01/2004                                                                                     2,445,000
Chicago, IL, General Obligation, Series A, MBIA, 5.375%,
  01/01/2013                                                                                                       15,410,000
Chicago, IL, General Obligation,  Certificate of
  Participation, Emergency Telephone Systems, Series 1993,
  5.6%, 1/1/2009                                                                                                    7,200,000
Chicago, IL, General Obligation, Series B, AMBAC, 5%,
  01/01/2010                                                                                                        5,200,000
Chicago, IL, General Obligation, Series B, 5%, 01/01/2011                                                           1,620,000
Chicago, IL, General Obligation, Series B, AMBAC, 5.125%,
  01/01/2015                                                                                                        9,550,000
Chicago, IL, General Obligation, AMBAC, 6.25%, 01/01/2011                                                           3,000,000
Chicago, IL, Capital Appreciation, City Colleges, Zero
  Coupon, 01/01/2017                                                                           20,000,000
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6.25%, 01/01/2009                                                    6,735,000
Chicago, IL, General Obligation Lease, Board of Education,
  Series A, MBIA, 6.25%, 01/01/2010                                                                                11,550,000
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6.25%, 01/01/2011                                                   10,000,000
Chicago, IL, General Obligation Lease, Certificate of
  Participation, Board of Education, Series 1992 A, 6.25%,
  01/01/2015                                                                                                       28,725,000
Chicago, IL, General Obligation Lease, Board of Education,
  Series A, MBIA Insured, 6%, 01/01/2016                                                                           11,025,000
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6%, 01/01/2020                                                                          36,625,000
Chicago, IL, General Obligation Lease, Board of Education
  , MBIA Insured, Series 1996, 6.25%, 12/01/2011                                                                    1,600,000
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, 6%, 12/01/2016                                                         5,000,000
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series A, Zero Coupon, 12/01/2012                                      3,500,000
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series A, Zero Coupon, 12/01/2014                                      2,000,000
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series B, Zero Coupon, 12/01/2009                                      7,615,000
Chicago, IL, Motor Fuel Tax Revenue, Series 1993, 5.375%,
  01/01/2014                                                                                                        5,000,000
Chicago, IL, O'Hare International Airport, Special
  Facilities Revenue, United Airlines Project, Series
  1999 A, 5.35%, 09/01/2016                                                                     3,000,000           4,500,000
Chicago, IL, O' Hare International Airport Revenue, Series
  A, 6%, 01/01/2012                                                                             5,000,000
Chicago,IL, O'Hare International Airport, Revenue
  Refunding, Series C, MBIA, 5%, 01/01/2011                                                                         6,500,000
Chicago, IL, Public Building Commission, Board of
  Education, Series A, MBIA, Zero Coupon, 01/01/2006                                                                2,430,000
Chicago, IL, Public Building Commission,  Series 1990 A
  ,ETM,  Zero Coupon, 01/01/2008                                                                                    4,000,000
Chicago, IL, Public Building Commission,  Series 1993 A,
  5.25%, 12/01/2008                                                                                                 2,655,000
Chicago, IL, Public Building Commission, Building Revenue,
  Series A, MBIA, 5.25%, 12/01/2011                                                                                 9,705,000
Chicago, IL, Public Building Commission, Building Revenue,
  Series A, MBIA, 5.25%, 12/01/2009                                                                                10,420,000
Chicago, IL, Tax Allocation, Central Station Project,
  Series A, Prerefunded 1/1/2005, 8.9%, 01/01/2011                                              1,530,000
Chicago, IL, Wastewater Transmission Revenue, FGIC, 5.5%,
  01/01/2009                                                                                                       11,990,000
Chicago, IL, Wastewater Transmission Revenue, FGIC, 5.5%,
  01/01/2010                                                                                                        7,220,000
Chicago, IL, Wastewater Transmission Revenue, Series 1993,
  5.375%, 01/01/2013                                                                                                3,215,000
Chicago, IL, Water Revenue, Zero Coupon, 11/01/2012                                             6,350,000
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2007                                                                   2,550,000
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2008                                                                   2,625,000
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2009                                                                   2,860,000
Cook County, IL, Rites-PA 591, 10.6851%, 11/15/2013                                            10,610,000
Cook County, IL, General Obligation, Zero Coupon, ETM,
  AMBAC Insured, 11/01/2004                                                                                         3,205,000
Cook County, IL, General Obligation, Series C, FGIC, 6%,
  11/15/2007                                                                                                        5,000,000
Cook County, IL, Capital Improvements, General Obligation,
  6.5%, 11/15/2014                                                                             18,560,000
Decatur, IL, General Obligation, Series 1991, AMBAC, Zero
  Coupon, 10/01/2003                                                                                                1,455,000
Decatur, IL, General Obligation, Series 1991, AMBAC, Zero
  Coupon, 10/01/2004                                                                                                1,415,000
Du-Page, IL, Industrial Development Revenue, Weyerhaeuser
  Company Project, Series 1983, 8.65%, 11/01/2008                                                                   3,600,000
Hoffman Estates, IL, Tax Increment Revenue,  Series 1991,
  Zero Coupon, 05/15/2006                                                                                           4,500,000
Hoffman Estates, IL, Tax Increment Revenue, Capital
  Appreciation, Junior Lien, Series 1991, Zero Coupon,
  05/15/2007                                                                                                       15,460,000
Illinois Development Financial Authority, Pollution
  Revenue, Commonwealth Edison Company Project, Series D,
  6.75%, 03/01/2015                                                                            16,780,000
Illinois Development Finance Authority, Pollution Control
  Revenue, Commonwealth Edison, Series 1994, 5.85%,
  01/15/2014                                                                                                        5,000,000
Illinois Development Financial Authority Hospital Revenue,
  Adventist Health System, 5.5%, 11/15/2020                                                    10,000,000
Illinois Adventish Health Systems, 5.5%, 11/15/2029                                                                 5,475,000
Illinois Development Financial Authority, General
  Obligation, Debt Restructure-East St Louis, 7.5%,
  11/15/2013                                                                                    3,750,000
Illinois Educational Facilities Authority, Loyola
  University, 1991 Series A, MBIA, Zero Coupon, 07/01/2004                                                          2,860,000
Illinois Educational Facilities Authority, Loyola
  University, Series 1991 A, ETM, Zero Coupon, 07/01/2005                                                           7,100,000
Illinois Health Facilities Authority, Children's Memorial
  Hospital, MBIA, 6.25%, 08/15/2013                                                                                 3,400,000
Illinois Health Facilities Authority, Felician Healthcare
  Inc., Series A, AMBAC, 6.25%, 12/01/2015                                                                         17,000,000
Illinois Health Facilities Authority, SSM Healthcare
  System, MBIA, 6.4%, 06/01/2008                                                                                    1,350,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2009                                                                                  1,640,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2006                                                                                  1,380,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2007                                                                                  1,460,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2008                                                                                  1,550,000
Illinois Health Facilities Authority Revenue, Health Care
  Facilities-Northwestern Medical, Prerefunded 11/15/2004,
  6.5%, 11/15/2015                                                                              3,900,000
Illinois Health Facilities Authority, Centegra Health
  System, Series 1998, 5.2%, 09/01/2012                                                                             1,000,000
Illinois Health Facilities Authority Revenue, South
  Suburban Hospital, Prerefunded 2/15/2002, 7%, 02/15/2009                                      3,055,000
Illinois Health Facilities Authority Revenue, South
  Suburban Hospital, 7%, 02/15/2009                                                             4,695,000
Illinois Dedicated Tax Revenue, Civic Center Project,
  Series A, 6.5%, 12/15/2007                                                                                        4,765,000
Illinois Dedicated Tax Revenue, Civic Center Project,
  Series A, AMBAC, 6.5%, 12/15/2008                                                                                 5,255,000
Illinois, Dedicated Tax Revenue, Civic Center Project,
  AMBAC, 6.25%, 12/15/2011                                                                                          3,000,000
Illinois, Dedicated Tax Revenue, Civic Center Project,
  AMBAC, 6.25%, 12/15/2020                                                                                          6,975,000
Illinois State Sales Tax Revenue, 6%, 06/15/2010                                                                    3,500,000
Illinois State Sales Tax Revenue, 6.125%, 06/15/2012                                                                2,000,000
Illinois State Sales Tax Revenue, Series 1992 P, 6.5%,
  06/15/2013                                                                                                        2,100,000
Illinois State Toll Highway Authority, Toll Highway
  Priority Revenue Bond, Series 1998 A, 5.5%, 01/01/2013                                                            3,665,000
Joliet, IL, Junior College Assistance Corp., Lease
  Revenue, North Campus Extension Center, MBIA, 6.7%,
  09/01/2012                                                                                                        2,500,000
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2011                                                         1,040,000
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2012                                                         1,300,000
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2013                                                         4,595,000
Kane County, IL , MBIA Insured, Series 1996A, 6.5%,
  02/01/2010                                                                                                        1,775,000
Kendall, Kane and Will Counties, IL, Community Unit School
  District Number 308, Oswego, FGIC, Zero Coupon,
  03/01/2005                                                                                                        1,540,000
Kendall, Kane and Will Counties, IL, Community Unit School
  District Number 308, Oswego, FGIC, Zero Coupon,
  03/01/2006                                                                                                        1,595,000
Lake, Cook, Kane and McHenry Counties, IL, General
  Obligation, 6.3%, 12/01/2017                                                                  1,885,000
Decatur, IL, Public Building Commission, General
  Obligation, Certificate of Participation, FGIC, 6.5%,
  01/01/2003                                                                                                        1,725,000
Decatur, IL, Public Building Commission, General
  Obligation, Certificate of Participation, FGIC, 6.5%,
  01/01/2006                                                                                                        1,500,000
Metropolitan Pier & Exposition Auth Ill Dedicated ST Tax
  Rev, 06/15/2011                                                                                                   3,795,000
Metropolitan Pier & Exposition Authority of Illinois ,
  McCormick Project, Series 1994, Zero Coupon, 06/15/2013                                                           7,565,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2005                                                                                     1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2005                                                                                     1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2006                                                                                     1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2006                                                                                     1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2007                                                                                     1,865,000

                                                                 Pro Forma        Kemper Ohio Tax
                                                                 Combined        Free Market Value       Kemper Municipal
                       Security Name                         Par/Shares Amount          ($)            Bond Market Value ($)
                                                           ------------------------------------------------------------------
Georgia State, General ObligationSeries C, 6%, 07/01/2011        13,480,000                                 14,770,305
Georgia State(Series D), 5.75%, 10/01/2013                        5,000,000                                  5,318,150
Georgia State Housing & Financial Authority Revenue,
  Single Family Mortgage, 6.25%, 12/01/2028                      12,455,000                                 12,793,402
Georgia Municipal Electric Authority, Power Revenue,
  Series  1991 V, 6.5%, 01/01/2012                                5,000,000
Georgia Municipal Electricity Authority, Power Revenue,
  Series 1997 X, 6.5%, 01/01/2012                                 3,500,000
Municipal Electric Authority Power Revenue , Series Y,
  6.4%, 01/01/2013                                                3,500,000
Georgia Municipal Electric Authority, Power Revenue,
  Series W, 6.6%, 01/01/2018                                      3,500,000                                  4,030,670
Georgia Municipal Electric Authority Power Revenue,
  RITES-PA 786, 6.3324%, 01/01/2016                               4,600,000
Macon-Bibb County, GA, Hospital Authority, Medical Center
  of Central Georgia, Series C, FGIC, 5.25%, 08/01/2011           3,000,000
Hawaii
State of Hawaii, General Obligation, Series CT, 5.7%,
  09/01/2013                                                     18,095,000
State of Hawaii, General Obligation, Series C, 5.75%,
  09/01/2014                                                      5,000,000                                  5,264,300
State of Hawaii, General Obligation, Series C, 5.8%,
  09/01/2015                                                      5,000,000                                  5,259,350
Hawaii State, Series CU, 5.875%, 10/01/2014                       1,500,000
Hawaii St, Series CU, 5.875%, 10/01/2015                          2,855,000
State of Hawaii, General Obligation, 5.25%, 10/1/2020             2,325,000                                  2,267,479
Hawaii St Arpts Systems Revenue, 6.5%, 07/01/2013                 6,680,000
Illinois
Central Lake County, IL, Joint Action Water Agency,
  Refunding Revenue, MBIA, Zero Coupon, 05/01/2002                2,245,000
Central Lake County, IL, Joint Action Water Agency, Series
  1991, Zero Coupon, 05/01/2004                                   2,445,000
Chicago, IL, General Obligation, Series A, MBIA, 5.375%,
  01/01/2013                                                     15,410,000
Chicago, IL, General Obligation,  Certificate of
  Participation, Emergency Telephone Systems, Series 1993,
  5.6%, 1/1/2009                                                  7,200,000
Chicago, IL, General Obligation, Series B, AMBAC, 5%,
  01/01/2010                                                      5,200,000
Chicago, IL, General Obligation, Series B, 5%, 01/01/2011         1,620,000
Chicago, IL, General Obligation, Series B, AMBAC, 5.125%,
  01/01/2015                                                      9,550,000
Chicago, IL, General Obligation, AMBAC, 6.25%, 01/01/2011         3,000,000
Chicago, IL, Capital Appreciation, City Colleges, Zero
  Coupon, 01/01/2017                                             20,000,000                                  8,264,600
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6.25%, 01/01/2009                      6,735,000                                  7,352,128
Chicago, IL, General Obligation Lease, Board of Education,
  Series A, MBIA, 6.25%, 01/01/2010                              11,550,000
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6.25%, 01/01/2011                     10,000,000                                 11,093,200
Chicago, IL, General Obligation Lease, Certificate of
  Participation, Board of Education, Series 1992 A, 6.25%,
  01/01/2015                                                     28,725,000
Chicago, IL, General Obligation Lease, Board of Education,
  Series A, MBIA Insured, 6%, 01/01/2016                         11,025,000
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6%, 01/01/2020                        36,625,000
Chicago, IL, General Obligation Lease, Board of Education
  , MBIA Insured, Series 1996, 6.25%, 12/01/2011                  1,600,000
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, 6%, 12/01/2016                           5,000,000                                  5,244,150
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series A, Zero Coupon, 12/01/2012        3,500,000                                  1,870,225
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series A, Zero Coupon, 12/01/2014        2,000,000                                    941,960
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series B, Zero Coupon, 12/01/2009        7,615,000                                  4,774,985
Chicago, IL, Motor Fuel Tax Revenue, Series 1993, 5.375%,
  01/01/2014                                                      5,000,000
Chicago, IL, O'Hare International Airport, Special
  Facilities Revenue, United Airlines Project, Series
  1999 A, 5.35%, 09/01/2016                                       7,500,000                                  2,609,250
Chicago, IL, O' Hare International Airport Revenue, Series
  A, 6%, 01/01/2012                                               5,000,000                                  5,108,850
Chicago,IL, O'Hare International Airport, Revenue
  Refunding, Series C, MBIA, 5%, 01/01/2011                       6,500,000
Chicago, IL, Public Building Commission, Board of
  Education, Series A, MBIA, Zero Coupon, 01/01/2006              2,430,000
Chicago, IL, Public Building Commission,  Series 1990 A
  ,ETM,  Zero Coupon, 01/01/2008                                  4,000,000
Chicago, IL, Public Building Commission,  Series 1993 A,
  5.25%, 12/01/2008                                               2,655,000
Chicago, IL, Public Building Commission, Building Revenue,
  Series A, MBIA, 5.25%, 12/01/2011                               9,705,000
Chicago, IL, Public Building Commission, Building Revenue,
  Series A, MBIA, 5.25%, 12/01/2009                              10,420,000
Chicago, IL, Tax Allocation, Central Station Project,
  Series A, Prerefunded 1/1/2005, 8.9%, 01/01/2011                1,530,000                                  1,632,234
Chicago, IL, Wastewater Transmission Revenue, FGIC, 5.5%,
  01/01/2009                                                     11,990,000
Chicago, IL, Wastewater Transmission Revenue, FGIC, 5.5%,
  01/01/2010                                                      7,220,000
Chicago, IL, Wastewater Transmission Revenue, Series 1993,
  5.375%, 01/01/2013                                              3,215,000
Chicago, IL, Water Revenue, Zero Coupon, 11/01/2012               6,350,000                                  3,431,794
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2007                 2,550,000
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2008                 2,625,000
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2009                 2,860,000
Cook County, IL, Rites-PA 591, 10.6851%, 11/15/2013              10,610,000                                 13,542,179
Cook County, IL, General Obligation, Zero Coupon, ETM,
  AMBAC Insured, 11/01/2004                                       3,205,000
Cook County, IL, General Obligation, Series C, FGIC, 6%,
  11/15/2007                                                      5,000,000
Cook County, IL, Capital Improvements, General Obligation,
  6.5%, 11/15/2014                                               18,560,000                                 21,161,740
Decatur, IL, General Obligation, Series 1991, AMBAC, Zero
  Coupon, 10/01/2003                                              1,455,000
Decatur, IL, General Obligation, Series 1991, AMBAC, Zero
  Coupon, 10/01/2004                                              1,415,000
Du-Page, IL, Industrial Development Revenue, Weyerhaeuser
  Company Project, Series 1983, 8.65%, 11/01/2008                 3,600,000
Hoffman Estates, IL, Tax Increment Revenue,  Series 1991,
  Zero Coupon, 05/15/2006                                         4,500,000
Hoffman Estates, IL, Tax Increment Revenue, Capital
  Appreciation, Junior Lien, Series 1991, Zero Coupon,
  05/15/2007                                                     15,460,000
Illinois Development Financial Authority, Pollution
  Revenue, Commonwealth Edison Company Project, Series D,
  6.75%, 03/01/2015                                              16,780,000                                 18,166,195
Illinois Development Finance Authority, Pollution Control
  Revenue, Commonwealth Edison, Series 1994, 5.85%,
  01/15/2014                                                      5,000,000
Illinois Development Financial Authority Hospital Revenue,
  Adventist Health System, 5.5%, 11/15/2020                      10,000,000                                  8,456,400
Illinois Adventish Health Systems, 5.5%, 11/15/2029               5,475,000
Illinois Development Financial Authority, General
  Obligation, Debt Restructure-East St Louis, 7.5%,
  11/15/2013                                                      3,750,000                                  4,070,437
Illinois Educational Facilities Authority, Loyola
  University, 1991 Series A, MBIA, Zero Coupon, 07/01/2004        2,860,000
Illinois Educational Facilities Authority, Loyola
  University, Series 1991 A, ETM, Zero Coupon, 07/01/2005         7,100,000
Illinois Health Facilities Authority, Children's Memorial
  Hospital, MBIA, 6.25%, 08/15/2013                               3,400,000
Illinois Health Facilities Authority, Felician Healthcare
  Inc., Series A, AMBAC, 6.25%, 12/01/2015                       17,000,000
Illinois Health Facilities Authority, SSM Healthcare
  System, MBIA, 6.4%, 06/01/2008                                  1,350,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2009                                1,640,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2006                                1,380,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2007                                1,460,000
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2008                                1,550,000
Illinois Health Facilities Authority Revenue, Health Care
  Facilities-Northwestern Medical, Prerefunded 11/15/2004,
  6.5%, 11/15/2015                                                3,900,000                                  4,243,005
Illinois Health Facilities Authority, Centegra Health
  System, Series 1998, 5.2%, 09/01/2012                           1,000,000
Illinois Health Facilities Authority Revenue, South
  Suburban Hospital, Prerefunded 2/15/2002, 7%, 02/15/2009        3,055,000                                  3,202,403
Illinois Health Facilities Authority Revenue, South
  Suburban Hospital, 7%, 02/15/2009                               4,695,000                                  5,163,795
Illinois Dedicated Tax Revenue, Civic Center Project,
  Series A, 6.5%, 12/15/2007                                      4,765,000
Illinois Dedicated Tax Revenue, Civic Center Project,
  Series A, AMBAC, 6.5%, 12/15/2008                               5,255,000
Illinois, Dedicated Tax Revenue, Civic Center Project,
  AMBAC, 6.25%, 12/15/2011                                        3,000,000
Illinois, Dedicated Tax Revenue, Civic Center Project,
  AMBAC, 6.25%, 12/15/2020                                        6,975,000
Illinois State Sales Tax Revenue, 6%, 06/15/2010                  3,500,000
Illinois State Sales Tax Revenue, 6.125%, 06/15/2012              2,000,000
Illinois State Sales Tax Revenue, Series 1992 P, 6.5%,
  06/15/2013                                                      2,100,000
Illinois State Toll Highway Authority, Toll Highway
  Priority Revenue Bond, Series 1998 A, 5.5%, 01/01/2013          3,665,000
Joliet, IL, Junior College Assistance Corp., Lease
  Revenue, North Campus Extension Center, MBIA, 6.7%,
  09/01/2012                                                      2,500,000
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2011       1,040,000
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2012       1,300,000
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2013       4,595,000
Kane County, IL , MBIA Insured, Series 1996A, 6.5%,
  02/01/2010                                                      1,775,000
Kendall, Kane and Will Counties, IL, Community Unit School
  District Number 308, Oswego, FGIC, Zero Coupon,
  03/01/2005                                                      1,540,000
Kendall, Kane and Will Counties, IL, Community Unit School
  District Number 308, Oswego, FGIC, Zero Coupon,
  03/01/2006                                                      1,595,000
Lake, Cook, Kane and McHenry Counties, IL, General
  Obligation, 6.3%, 12/01/2017                                    1,885,000                                  2,113,744
Decatur, IL, Public Building Commission, General
  Obligation, Certificate of Participation, FGIC, 6.5%,
  01/01/2003                                                      1,725,000
Decatur, IL, Public Building Commission, General
  Obligation, Certificate of Participation, FGIC, 6.5%,
  01/01/2006                                                      1,500,000
Metropolitan Pier & Exposition Auth Ill Dedicated ST Tax
  Rev, 06/15/2011                                                 3,795,000
Metropolitan Pier & Exposition Authority of Illinois ,
  McCormick Project, Series 1994, Zero Coupon, 06/15/2013         7,565,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2005                                   1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2005                                   1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2006                                   1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2006                                   1,865,000
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2007                                   1,865,000

                                                               Scudder Managed
                                                            Municipal Bonds Market   Pro Forma Combined
                       Security Name                               Value ($)           Market Value ($)
                                                           --------------------------------------------
Georgia State, General ObligationSeries C, 6%, 07/01/2011                                 14,770,305
Georgia State(Series D), 5.75%, 10/01/2013                                                 5,318,150
Georgia State Housing & Financial Authority Revenue,
  Single Family Mortgage, 6.25%, 12/01/2028                                               12,793,402
Georgia Municipal Electric Authority, Power Revenue,
  Series  1991 V, 6.5%, 01/01/2012                                  5,648,050              5,648,050
Georgia Municipal Electricity Authority, Power Revenue,
  Series 1997 X, 6.5%, 01/01/2012                                   3,953,635              3,953,635
Municipal Electric Authority Power Revenue , Series Y,
  6.4%, 01/01/2013                                                  3,929,800              3,929,800
Georgia Municipal Electric Authority, Power Revenue,
  Series W, 6.6%, 01/01/2018                                                               4,030,670
Georgia Municipal Electric Authority Power Revenue,
  RITES-PA 786, 6.3324%, 01/01/2016                                 5,745,814              5,745,814
Macon-Bibb County, GA, Hospital Authority, Medical Center
  of Central Georgia, Series C, FGIC, 5.25%, 08/01/2011             3,072,450              3,072,450
Hawaii
State of Hawaii, General Obligation, Series CT, 5.7%,
  09/01/2013                                                       19,027,616             19,027,616
State of Hawaii, General Obligation, Series C, 5.75%,
  09/01/2014                                                                               5,264,300
State of Hawaii, General Obligation, Series C, 5.8%,
  09/01/2015                                                                               5,259,350
Hawaii State, Series CU, 5.875%, 10/01/2014                         1,591,905              1,591,905
Hawaii St, Series CU, 5.875%, 10/01/2015                            3,016,336              3,016,336
State of Hawaii, General Obligation, 5.25%, 10/1/2020                                      2,267,479
Hawaii St Arpts Systems Revenue, 6.5%, 07/01/2013                   7,382,869              7,382,869
Illinois
Central Lake County, IL, Joint Action Water Agency,
  Refunding Revenue, MBIA, Zero Coupon, 05/01/2002                  2,103,475              2,103,475
Central Lake County, IL, Joint Action Water Agency, Series
  1991, Zero Coupon, 05/01/2004                                     2,081,697              2,081,697
Chicago, IL, General Obligation, Series A, MBIA, 5.375%,
  01/01/2013                                                       15,851,188             15,851,188
Chicago, IL, General Obligation,  Certificate of
  Participation, Emergency Telephone Systems, Series 1993,
  5.6%, 1/1/2009                                                    7,648,848              7,648,848
Chicago, IL, General Obligation, Series B, AMBAC, 5%,
  01/01/2010                                                        5,250,856              5,250,856
Chicago, IL, General Obligation, Series B, 5%, 01/01/2011           1,633,348              1,633,348
Chicago, IL, General Obligation, Series B, AMBAC, 5.125%,
  01/01/2015                                                        9,530,613              9,530,613
Chicago, IL, General Obligation, AMBAC, 6.25%, 01/01/2011           3,327,960              3,327,960
Chicago, IL, Capital Appreciation, City Colleges, Zero
  Coupon, 01/01/2017                                                                       8,264,600
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6.25%, 01/01/2009                                               7,352,128
Chicago, IL, General Obligation Lease, Board of Education,
  Series A, MBIA, 6.25%, 01/01/2010                                12,712,969             12,712,969
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6.25%, 01/01/2011                                              11,093,200
Chicago, IL, General Obligation Lease, Certificate of
  Participation, Board of Education, Series 1992 A, 6.25%,
  01/01/2015                                                       31,937,604             31,937,604
Chicago, IL, General Obligation Lease, Board of Education,
  Series A, MBIA Insured, 6%, 01/01/2016                           11,968,850             11,968,850
Chicago, IL, Board of Education, Certificates of
  Participation, Series A, 6%, 01/01/2020                          39,516,910             39,516,910
Chicago, IL, General Obligation Lease, Board of Education
  , MBIA Insured, Series 1996, 6.25%, 12/01/2011                    1,787,088              1,787,088
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, 6%, 12/01/2016                                                    5,244,150
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series A, Zero Coupon, 12/01/2012                                 1,870,225
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series A, Zero Coupon, 12/01/2014                                   941,960
Chicago, IL, Board of Education, General Obligation,
  Chicago School Reform, Series B, Zero Coupon, 12/01/2009                                 4,774,985
Chicago, IL, Motor Fuel Tax Revenue, Series 1993, 5.375%,
  01/01/2014                                                        5,098,750              5,098,750
Chicago, IL, O'Hare International Airport, Special
  Facilities Revenue, United Airlines Project, Series
  1999 A, 5.35%, 09/01/2016                                         3,913,875              6,523,125
Chicago, IL, O' Hare International Airport Revenue, Series
  A, 6%, 01/01/2012                                                                        5,108,850
Chicago,IL, O'Hare International Airport, Revenue
  Refunding, Series C, MBIA, 5%, 01/01/2011                         6,522,685              6,522,685
Chicago, IL, Public Building Commission, Board of
  Education, Series A, MBIA, Zero Coupon, 01/01/2006                1,909,129              1,909,129
Chicago, IL, Public Building Commission,  Series 1990 A
  ,ETM,  Zero Coupon, 01/01/2008                                    2,842,400              2,842,400
Chicago, IL, Public Building Commission,  Series 1993 A,
  5.25%, 12/01/2008                                                 2,739,853              2,739,853
Chicago, IL, Public Building Commission, Building Revenue,
  Series A, MBIA, 5.25%, 12/01/2011                                 9,945,586              9,945,586
Chicago, IL, Public Building Commission, Building Revenue,
  Series A, MBIA, 5.25%, 12/01/2009                                10,748,021             10,748,021
Chicago, IL, Tax Allocation, Central Station Project,
  Series A, Prerefunded 1/1/2005, 8.9%, 01/01/2011                                         1,632,234
Chicago, IL, Wastewater Transmission Revenue, FGIC, 5.5%,
  01/01/2009                                                       12,534,226             12,534,226
Chicago, IL, Wastewater Transmission Revenue, FGIC, 5.5%,
  01/01/2010                                                        7,553,130              7,553,130
Chicago, IL, Wastewater Transmission Revenue, Series 1993,
  5.375%, 01/01/2013                                                3,289,523              3,289,523
Chicago, IL, Water Revenue, Zero Coupon, 11/01/2012                                        3,431,794
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2007                   1,815,600              1,815,600
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2008                   1,773,555              1,773,555
Cook & Dupage Counties, IL , Housing Development
  Authority, Zero Coupon, FSA Insured, 12/01/2009                   1,831,887              1,831,887
Cook County, IL, Rites-PA 591, 10.6851%, 11/15/2013                                       13,542,179
Cook County, IL, General Obligation, Zero Coupon, ETM,
  AMBAC Insured, 11/01/2004                                         2,669,412              2,669,412
Cook County, IL, General Obligation, Series C, FGIC, 6%,
  11/15/2007                                                        5,361,950              5,361,950
Cook County, IL, Capital Improvements, General Obligation,
  6.5%, 11/15/2014                                                                        21,161,740
Decatur, IL, General Obligation, Series 1991, AMBAC, Zero
  Coupon, 10/01/2003                                                1,275,031              1,275,031
Decatur, IL, General Obligation, Series 1991, AMBAC, Zero
  Coupon, 10/01/2004                                                1,181,369              1,181,369
Du-Page, IL, Industrial Development Revenue, Weyerhaeuser
  Company Project, Series 1983, 8.65%, 11/01/2008                   3,643,308              3,643,308
Hoffman Estates, IL, Tax Increment Revenue,  Series 1991,
  Zero Coupon, 05/15/2006                                           3,407,580              3,407,580
Hoffman Estates, IL, Tax Increment Revenue, Capital
  Appreciation, Junior Lien, Series 1991, Zero Coupon,
  05/15/2007                                                       11,090,385             11,090,385
Illinois Development Financial Authority, Pollution
  Revenue, Commonwealth Edison Company Project, Series D,
  6.75%, 03/01/2015                                                                       18,166,195
Illinois Development Finance Authority, Pollution Control
  Revenue, Commonwealth Edison, Series 1994, 5.85%,
  01/15/2014                                                        5,310,450              5,310,450
Illinois Development Financial Authority Hospital Revenue,
  Adventist Health System, 5.5%, 11/15/2020                                                8,456,400
Illinois Adventish Health Systems, 5.5%, 11/15/2029                 4,438,637              4,438,637
Illinois Development Financial Authority, General
  Obligation, Debt Restructure-East St Louis, 7.5%,
  11/15/2013                                                                               4,070,437
Illinois Educational Facilities Authority, Loyola
  University, 1991 Series A, MBIA, Zero Coupon, 07/01/2004          2,416,013              2,416,013
Illinois Educational Facilities Authority, Loyola
  University, Series 1991 A, ETM, Zero Coupon, 07/01/2005           5,711,950              5,711,950
Illinois Health Facilities Authority, Children's Memorial
  Hospital, MBIA, 6.25%, 08/15/2013                                 3,750,336              3,750,336
Illinois Health Facilities Authority, Felician Healthcare
  Inc., Series A, AMBAC, 6.25%, 12/01/2015                         18,792,990             18,792,990
Illinois Health Facilities Authority, SSM Healthcare
  System, MBIA, 6.4%, 06/01/2008                                    1,480,383              1,480,383
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2009                                  1,767,100              1,767,100
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2006                                  1,465,601              1,465,601
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2007                                  1,560,652              1,560,652
Illinois Health Facilities Authority, Brokaw-Mennonite
  Healthcare, FGIC, 6%, 08/15/2008                                  1,663,894              1,663,894
Illinois Health Facilities Authority Revenue, Health Care
  Facilities-Northwestern Medical, Prerefunded 11/15/2004,
  6.5%, 11/15/2015                                                                         4,243,005
Illinois Health Facilities Authority, Centegra Health
  System, Series 1998, 5.2%, 09/01/2012                               902,970                902,970
Illinois Health Facilities Authority Revenue, South
  Suburban Hospital, Prerefunded 2/15/2002, 7%, 02/15/2009                                 3,202,403
Illinois Health Facilities Authority Revenue, South
  Suburban Hospital, 7%, 02/15/2009                                                        5,163,795
Illinois Dedicated Tax Revenue, Civic Center Project,
  Series A, 6.5%, 12/15/2007                                        5,281,526              5,281,526
Illinois Dedicated Tax Revenue, Civic Center Project,
  Series A, AMBAC, 6.5%, 12/15/2008                                 5,872,935              5,872,935
Illinois, Dedicated Tax Revenue, Civic Center Project,
  AMBAC, 6.25%, 12/15/2011                                          3,335,370              3,335,370
Illinois, Dedicated Tax Revenue, Civic Center Project,
  AMBAC, 6.25%, 12/15/2020                                          7,613,352              7,613,352
Illinois State Sales Tax Revenue, 6%, 06/15/2010                    3,805,865              3,805,865
Illinois State Sales Tax Revenue, 6.125%, 06/15/2012                2,171,400              2,171,400
Illinois State Sales Tax Revenue, Series 1992 P, 6.5%,
  06/15/2013                                                        2,358,447              2,358,447
Illinois State Toll Highway Authority, Toll Highway
  Priority Revenue Bond, Series 1998 A, 5.5%, 01/01/2013            3,814,348              3,814,348
Joliet, IL, Junior College Assistance Corp., Lease
  Revenue, North Campus Extension Center, MBIA, 6.7%,
  09/01/2012                                                        2,817,725              2,817,725
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2011           623,344                623,344
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2012           733,460                733,460
Kane, Cook and Dupage Counties, IL, School District #46
  Elgin, Series 1996B, FSA Insured, Zero Coupon, 01/01/2013         2,436,085              2,436,085
Kane County, IL , MBIA Insured, Series 1996A, 6.5%,
  02/01/2010                                                        1,990,272              1,990,272
Kendall, Kane and Will Counties, IL, Community Unit School
  District Number 308, Oswego, FGIC, Zero Coupon,
  03/01/2005                                                        1,258,149              1,258,149
Kendall, Kane and Will Counties, IL, Community Unit School
  District Number 308, Oswego, FGIC, Zero Coupon,
  03/01/2006                                                        1,239,410              1,239,410
Lake, Cook, Kane and McHenry Counties, IL, General
  Obligation, 6.3%, 12/01/2017                                                             2,113,744
Decatur, IL, Public Building Commission, General
  Obligation, Certificate of Participation, FGIC, 6.5%,
  01/01/2003                                                        1,792,016              1,792,016
Decatur, IL, Public Building Commission, General
  Obligation, Certificate of Participation, FGIC, 6.5%,
  01/01/2006                                                        1,622,565              1,622,565
Metropolitan Pier & Exposition Auth Ill Dedicated ST Tax
  Rev, 06/15/2011                                                   2,222,617              2,222,617
Metropolitan Pier & Exposition Authority of Illinois ,
  McCormick Project, Series 1994, Zero Coupon, 06/15/2013           3,915,870              3,915,870
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2005                                     1,517,643              1,517,643
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2005                                     1,482,003              1,482,003
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2006                                     1,443,435              1,443,435
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2006                                     1,409,194              1,409,194
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 04/01/2007                                     1,371,521              1,371,521

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2007                                                                                     1,865,000
Northwest Suburban Municipal Joint Action Water Agency,
  IL, Supply System Revenue, MBIA, 6.45%, 05/01/2007                                                                2,575,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2003                                                                                                1,295,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2004                                                                                                1,295,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2005                                                                                                1,295,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2006                                                                                                1,295,000
Illinois Regional Transportation Authority, 11.1422%,
  11/01/2021                                                                                   12,900,000
Rosemont, IL, Tax Increment Revenue, Series 1990, Zero
  Coupon, 12/01/2004                                                                                                6,000,000
Rosemont, IL, Tax Increment, Series C, FGIC, Zero Coupon,
  12/01/2005                                                                                                        4,455,000
Rosemont, IL, Tax Increment Revenue, Series 1990 , Zero
  Coupon, 12/01/2005                                                                                                7,060,000
Rosemont, IL, Tax Increment, Seriec C, FGIC, Zero Coupon,
  12/01/2007                                                                                                        2,655,000
St. Charles, IL,  Multifamily Housing Revenue,
  Housing-Wessel Court Project, 7.6%, 04/01/2024                                                3,680,000
Skokie, IL, Park District, Series 1994B, AMBAC Insured,
  Zero Coupon, 12/01/2011                                                                                           3,000,000
State University Retirement System, IL, Special Revenue,
  MBIA, Zero Coupon, 10/01/2003                                                                                     2,750,000
Illinois University Retirement System, Series 1990, Zero
  Coupon, 10/01/2005                                                                                                7,000,000
University of Illinois, Board of Trustees, Series 1991,
  AMBAC, Zero Coupon, 04/01/2003                                                                                    3,890,000
University of Illinois, Board of Trustees, Series 1991,
  AMBAC, Zero Coupon, 04/01/2005                                                                                    3,830,000
University Ill Univ Revs, 04/01/2015                                                                                3,300,000
University Park, IL,  Tax Allocation, Governors Gateway
  Industrial Park, 8.5%, 12/01/2011                                                             2,440,000
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2011                                                 4,145,000
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2012                                                 2,480,000
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2013                                                12,030,000
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2014                                                10,255,000
Will County, IL, School District No. 201, General
  Obligation, Series 1991, ETM, Zero Coupon, 12/15/2006                                                             3,725,000
Will County, IL, Community Unit School District, General
  Obligation, Series B, Zero Coupon, 11/01/2015                                                 8,000,000
Winnebago County, IL, School District No. 122, General
  Obligation, Series 1992, 6.55%, 06/01/2009                                                                        1,675,000
Winnebago County, IL, School District No. 122, General
  Obligation, Series 1992, 6.55%, 06/01/2010                                                                        1,825,000
Indiana
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2002                                                               1,290,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2003                                                               1,370,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2004                                                               1,450,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 7/1/2005                                                                 1,535,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2006                                                               1,630,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2007                                                               1,725,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2008                                                                 945,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2009                                                                 980,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2010                                                               1,035,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011                                                               1,100,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, Series A, 6%,
  07/01/2012                                                                                                        1,165,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2013                                                               1,230,000
Indiana Health Facilities Financing Authority Hospital
  RevenuePrerefunded, Techs Ancilla, 6%, 07/01/2014                                                                 1,310,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2015                                                               1,385,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2016                                                               1,470,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2017                                                               1,560,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2018                                                               1,655,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2002                                                                 405,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2003                                                                 430,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2004                                                                 455,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2005                                                                 485,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2006                                                                 515,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2007                                                                 545,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2008                                                                 300,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2009                                                                 310,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2010                                                                 325,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011                                                                 345,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2012                                                                  370,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2013                                                                  390,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2014                                                                  410,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2015                                                                  440,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2016                                                                  465,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2017                                                                  490,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2018                                                                  520,000
Indiana Health Facilities Financing Authority, Hospital
  Revenue, Fayette Memorial Hospital Project, 7.2%,
  10/01/2022                                                                                    1,800,000
Indiana Health Facilities Financing Authority, Charity
  Obligation Group, Series D, 5.75%, 11/15/2012                                                                     4,660,000
Indiana Municipal Power Agency, Power Supply System,
  Series 1993 B, 6%, 01/01/2012                                                                                     1,750,000
Indiana Municipal Power Agency, Power Supply System,
  Series 1993 B, 5.5%, 01/01/2016                                                                                   8,960,000
Indiana Transportation Financial Authority, Highway
  Revenue, Series A, 7.25%, 06/01/2015                                                          4,000,000
Indiana Transportation Finance Authority, Highway Revenue,
  Series 1993 A, 5.75%, 06/01/2012                                                                                  5,000,000
Indiana University, Revenue Refunding, Series H, AMBAC,
  Zero Coupon, 08/01/2006                                                                                           8,500,000
Indiana University, Revenue Refunding, Student Fee
  Revenue, Series H, Zero Coupon, AMBAC, 08/01/2008                                                                10,000,000
Merrillville, IN, Multiple School Building Corp., First
  Mortgage, MBIA, Zero Coupon, 01/15/2011                                                                           4,000,000
Iowa
Iowa Financial Authority, Hospital Facility Revenue,
  Trinity Regional Hospital Project, Prerefunded 7/1/2002,
  7%, 07/01/2022                                                                               12,000,000
Polk County, IA, Mercy Hospital, MBIA, 6.75%, 11/01/2005                                                            5,000,000
Kansas
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2004                                                                                                        3,575,000
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2005                                                                                                        5,300,000
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2006                                                                                                        1,875,000
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2004                                                                                                        2,640,000
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2005                                                                                                        3,950,000
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2006                                                                                                        1,375,000
Kansas Department of Transportation, 5.75%, 09/1/2012                                          17,450,000
Kansas Department of Transportation, 5.75%, 09/1/2013                                           8,235,000
Kentucky
Hopkins County, KY, Hospital Revenue, Trover Clinic Found,
  6.625%, 11/15/2011                                                                            4,000,000
Kenton County, KY,  Airport Board Revenue, Cincinnati
  Northern Kentucky, Series A, 6.3%, 03/01/2015                                                 6,250,000
Kentucky Economic Development Finance Authority Health
  Systems Revenue(Series C), Zero Coupon, 10/01/2011                                           10,295,000
Kentucky Economic Development Finance Authority Health
  Systems(Series C), Zero Coupon, 10/1/2012                                                    13,670,000
Kentucky Economic Development Finance Authority Health
  Systems(Series C), Zero Coupon, 10/01/2013                                                    5,000,000           3,245,000
Kentucky Economic Development Financial Authority Health
  Systems Revenues, 10/01/2014                                                                                      5,130,000
Kentucky Economic Development Financial Authority Health
  Systems Revenues, 10/1/2015                                                                                       5,235,000
Kentucky State Ppty & Bldgs Commn Revs, Project No. 68,
  5.75%, 10/1/2012                                                                                                  3,095,000
Kentucky State Property & Buildings Commision Revenue,
  Project No. 68, 5.75%, 10/1/2015                                                              3,000,000           2,375,000
Louisville & Jefferson cnty KY met Swr, 5%, 5/15/2019                                                               2,500,000
Lousiana
Louisiana Public Facilities Authority Revenue, Centenary
  College Louisiana Project, Prerefunded 2/1/2008, 5.75%,
  2/1/2012                                                                                      1,000,000
Louisiana Public Facilities Authority Revenue, Centenary
  College Louisiana Project, Prerefunded 2/1/2008, 5.9%,
  2/1/2017                                                                                      1,000,000
Louisiana Public Facilities Authority, Prerefunded 2/15/08
  at 100, 4.75%, 2/15/2008                                                                                          5,765,000
New Orleans, LA, General Obligation, Series 1991, Zero
  Coupon, 9/1/1905                                                                                                  2,500,000
New Orleans, LA, General Obligation, AMBAC, Zero Coupon,
  9/1/2007                                                                                                         10,000,000
Orleans, LA, Levee District, Levee Improvement Bonds,
  Series 1986, 5.95%, 11/1/2014                                                                                     1,695,000
Maine
Maine Health & Higher Educational Facilities, Revenue,
  Series B, 7.1%, 7/1/2014                                                                      2,750,000
Maine Turnpike Authority, 5.625%, 7/1/2017                                                      4,350,000
Maryland
Baltimore, MD, Revenue Exchanged, Auto Parking Revenue,
  Series 1996A, 5.9%, 7/1/2012                                                                                      3,100,000
Maryland General Obligation, 5.75%, 8/1/2013                                                   18,565,000
Maryland Economic Development Corporation, Chesapeake Bay
  Conference, Series 1999B, 7.75%, 12/1/2031                                                   30,000,000           7,000,000
Maryland Health & Educational Facilities Authority, 6.75%,
  7/1/2030                                                                                      3,000,000           1,000,000
Maryland State Health & Higher Educational Facilities,
  Revenue, Doctors County Hospital, 5.75%, 7/1/2013                                             6,785,000
Northeast Maryland Waste Disposal Authority Revenue,
  Southwest Resource Recovery System, Series 1993, 7.2%,
  1/1/2006                                                                                      1,500,000           3,440,000
Northeast Maryland Waste Disposal Authority, Southwest
  Resource Recovery System Revenue, Series 1993, 7.2%,
  1/1/2007                                                                                                          3,390,000

                                                                  Pro Forma        Kemper Ohio Tax
                                                                  Combined        Free Market Value       Kemper Municipal
                       Security Name                          Par/Shares Amount          ($)            Bond Market Value ($)
                                                            ------------------------------------------------------------------
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2007                                    1,865,000
Northwest Suburban Municipal Joint Action Water Agency,
  IL, Supply System Revenue, MBIA, 6.45%, 05/01/2007               2,575,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2003                                               1,295,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2004                                               1,295,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2005                                               1,295,000
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2006                                               1,295,000
Illinois Regional Transportation Authority, 11.1422%,
  11/01/2021                                                      12,900,000                                 17,384,943
Rosemont, IL, Tax Increment Revenue, Series 1990, Zero
  Coupon, 12/01/2004                                               6,000,000
Rosemont, IL, Tax Increment, Series C, FGIC, Zero Coupon,
  12/01/2005                                                       4,455,000
Rosemont, IL, Tax Increment Revenue, Series 1990 , Zero
  Coupon, 12/01/2005                                               7,060,000
Rosemont, IL, Tax Increment, Seriec C, FGIC, Zero Coupon,
  12/01/2007                                                       2,655,000
St. Charles, IL,  Multifamily Housing Revenue,
  Housing-Wessel Court Project, 7.6%, 04/01/2024                   3,680,000                                  3,713,782
Skokie, IL, Park District, Series 1994B, AMBAC Insured,
  Zero Coupon, 12/01/2011                                          3,000,000
State University Retirement System, IL, Special Revenue,
  MBIA, Zero Coupon, 10/01/2003                                    2,750,000
Illinois University Retirement System, Series 1990, Zero
  Coupon, 10/01/2005                                               7,000,000
University of Illinois, Board of Trustees, Series 1991,
  AMBAC, Zero Coupon, 04/01/2003                                   3,890,000
University of Illinois, Board of Trustees, Series 1991,
  AMBAC, Zero Coupon, 04/01/2005                                   3,830,000
University Ill Univ Revs, 04/01/2015                               3,300,000
University Park, IL,  Tax Allocation, Governors Gateway
  Industrial Park, 8.5%, 12/01/2011                                2,440,000                                  2,638,908
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2011                    4,145,000                                  2,367,914
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2012                    2,480,000                                  1,332,032
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2013                   12,030,000                                  6,064,323
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2014                   10,255,000                                  4,856,357
Will County, IL, School District No. 201, General
  Obligation, Series 1991, ETM, Zero Coupon, 12/15/2006            3,725,000
Will County, IL, Community Unit School District, General
  Obligation, Series B, Zero Coupon, 11/01/2015                    8,000,000                                  3,578,320
Winnebago County, IL, School District No. 122, General
  Obligation, Series 1992, 6.55%, 06/01/2009                       1,675,000
Winnebago County, IL, School District No. 122, General
  Obligation, Series 1992, 6.55%, 06/01/2010                       1,825,000
Indiana
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2002              1,290,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2003              1,370,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2004              1,450,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 7/1/2005                1,535,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2006              1,630,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2007              1,725,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2008                945,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2009                980,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2010              1,035,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011              1,100,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, Series A, 6%,
  07/01/2012                                                       1,165,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2013              1,230,000
Indiana Health Facilities Financing Authority Hospital
  RevenuePrerefunded, Techs Ancilla, 6%, 07/01/2014                1,310,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2015              1,385,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2016              1,470,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2017              1,560,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2018              1,655,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2002                405,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2003                430,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2004                455,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2005                485,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2006                515,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2007                545,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2008                300,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2009                310,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2010                325,000
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011                345,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2012                 370,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2013                 390,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2014                 410,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2015                 440,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2016                 465,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2017                 490,000
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2018                 520,000
Indiana Health Facilities Financing Authority, Hospital
  Revenue, Fayette Memorial Hospital Project, 7.2%,
  10/01/2022                                                       1,800,000                                  1,786,050
Indiana Health Facilities Financing Authority, Charity
  Obligation Group, Series D, 5.75%, 11/15/2012                    4,660,000
Indiana Municipal Power Agency, Power Supply System,
  Series 1993 B, 6%, 01/01/2012                                    1,750,000
Indiana Municipal Power Agency, Power Supply System,
  Series 1993 B, 5.5%, 01/01/2016                                  8,960,000
Indiana Transportation Financial Authority, Highway
  Revenue, Series A, 7.25%, 06/01/2015                             4,000,000                                  4,796,040
Indiana Transportation Finance Authority, Highway Revenue,
  Series 1993 A, 5.75%, 06/01/2012                                 5,000,000
Indiana University, Revenue Refunding, Series H, AMBAC,
  Zero Coupon, 08/01/2006                                          8,500,000
Indiana University, Revenue Refunding, Student Fee
  Revenue, Series H, Zero Coupon, AMBAC, 08/01/2008               10,000,000
Merrillville, IN, Multiple School Building Corp., First
  Mortgage, MBIA, Zero Coupon, 01/15/2011                          4,000,000
Iowa
Iowa Financial Authority, Hospital Facility Revenue,
  Trinity Regional Hospital Project, Prerefunded 7/1/2002,
  7%, 07/01/2022                                                  12,000,000                                 12,657,360
Polk County, IA, Mercy Hospital, MBIA, 6.75%, 11/01/2005           5,000,000
Kansas
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2004                                                       3,575,000
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2005                                                       5,300,000
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2006                                                       1,875,000
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2004                                                       2,640,000
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2005                                                       3,950,000
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2006                                                       1,375,000
Kansas Department of Transportation, 5.75%, 09/1/2012             17,450,000                                 18,608,505
Kansas Department of Transportation, 5.75%, 09/1/2013              8,235,000                                  8,729,264
Kentucky
Hopkins County, KY, Hospital Revenue, Trover Clinic Found,
  6.625%, 11/15/2011                                               4,000,000                                  4,152,720
Kenton County, KY,  Airport Board Revenue, Cincinnati
  Northern Kentucky, Series A, 6.3%, 03/01/2015                    6,250,000                                  6,673,562
Kentucky Economic Development Finance Authority Health
  Systems Revenue(Series C), Zero Coupon, 10/01/2011              10,295,000                                  8,146,536
Kentucky Economic Development Finance Authority Health
  Systems(Series C), Zero Coupon, 10/1/2012                       13,670,000                                 10,803,264
Kentucky Economic Development Finance Authority Health
  Systems(Series C), Zero Coupon, 10/01/2013                       8,245,000                                  3,954,250
Kentucky Economic Development Financial Authority Health
  Systems Revenues, 10/01/2014                                     5,130,000
Kentucky Economic Development Financial Authority Health
  Systems Revenues, 10/1/2015                                      5,235,000
Kentucky State Ppty & Bldgs Commn Revs, Project No. 68,
  5.75%, 10/1/2012                                                 3,095,000
Kentucky State Property & Buildings Commision Revenue,
  Project No. 68, 5.75%, 10/1/2015                                 5,375,000                                  3,143,220
Louisville & Jefferson cnty KY met Swr, 5%, 5/15/2019              2,500,000
Lousiana
Louisiana Public Facilities Authority Revenue, Centenary
  College Louisiana Project, Prerefunded 2/1/2008, 5.75%,
  2/1/2012                                                         1,000,000                                  1,065,660
Louisiana Public Facilities Authority Revenue, Centenary
  College Louisiana Project, Prerefunded 2/1/2008, 5.9%,
  2/1/2017                                                         1,000,000                                  1,074,680
Louisiana Public Facilities Authority, Prerefunded 2/15/08
  at 100, 4.75%, 2/15/2008                                         5,765,000
New Orleans, LA, General Obligation, Series 1991, Zero
  Coupon, 9/1/1905                                                 2,500,000
New Orleans, LA, General Obligation, AMBAC, Zero Coupon,
  9/1/2007                                                        10,000,000
Orleans, LA, Levee District, Levee Improvement Bonds,
  Series 1986, 5.95%, 11/1/2014                                    1,695,000
Maine
Maine Health & Higher Educational Facilities, Revenue,
  Series B, 7.1%, 7/1/2014                                         2,750,000                                  3,032,535
Maine Turnpike Authority, 5.625%, 7/1/2017                         4,350,000                                  4,464,970
Maryland
Baltimore, MD, Revenue Exchanged, Auto Parking Revenue,
  Series 1996A, 5.9%, 7/1/2012                                     3,100,000
Maryland General Obligation, 5.75%, 8/1/2013                      18,565,000                                 19,950,505
Maryland Economic Development Corporation, Chesapeake Bay
  Conference, Series 1999B, 7.75%, 12/1/2031                      37,000,000                                 30,037,200
Maryland Health & Educational Facilities Authority, 6.75%,
  7/1/2030                                                         4,000,000                                  3,107,610
Maryland State Health & Higher Educational Facilities,
  Revenue, Doctors County Hospital, 5.75%, 7/1/2013                6,785,000                                  6,040,889
Northeast Maryland Waste Disposal Authority Revenue,
  Southwest Resource Recovery System, Series 1993, 7.2%,
  1/1/2006                                                         4,940,000                                  1,641,105
Northeast Maryland Waste Disposal Authority, Southwest
  Resource Recovery System Revenue, Series 1993, 7.2%,
  1/1/2007                                                         3,390,000

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Northern Illinois University, Board of Regents, Series
  1992, Zero Coupon, 10/01/2007                                     1,338,659              1,338,659
Northwest Suburban Municipal Joint Action Water Agency,
  IL, Supply System Revenue, MBIA, 6.45%, 05/01/2007                2,820,165              2,820,165
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2003                                                1,125,898              1,125,898
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2004                                                1,069,307              1,069,307
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2005                                                1,014,839              1,014,839
Oak Lawn, IL, Water and Sewer Revenue, Series 1992 A, Zero
  Coupon, 10/01/2006                                                  962,754                962,754
Illinois Regional Transportation Authority, 11.1422%,
  11/01/2021                                                                              17,384,943
Rosemont, IL, Tax Increment Revenue, Series 1990, Zero
  Coupon, 12/01/2004                                                4,970,220              4,970,220
Rosemont, IL, Tax Increment, Series C, FGIC, Zero Coupon,
  12/01/2005                                                        3,512,188              3,512,188
Rosemont, IL, Tax Increment Revenue, Series 1990 , Zero
  Coupon, 12/01/2005                                                5,565,892              5,565,892
Rosemont, IL, Tax Increment, Seriec C, FGIC, Zero Coupon,
  12/01/2007                                                        1,890,360              1,890,360
St. Charles, IL,  Multifamily Housing Revenue,
  Housing-Wessel Court Project, 7.6%, 04/01/2024                                           3,713,782
Skokie, IL, Park District, Series 1994B, AMBAC Insured,
  Zero Coupon, 12/01/2011                                           1,716,390              1,716,390
State University Retirement System, IL, Special Revenue,
  MBIA, Zero Coupon, 10/01/2003                                     2,409,852              2,409,852
Illinois University Retirement System, Series 1990, Zero
  Coupon, 10/01/2005                                                5,562,480              5,562,480
University of Illinois, Board of Trustees, Series 1991,
  AMBAC, Zero Coupon, 04/01/2003                                    3,489,135              3,489,135
University of Illinois, Board of Trustees, Series 1991,
  AMBAC, Zero Coupon, 04/01/2005                                    3,116,662              3,116,662
University Ill Univ Revs, 04/01/2015                                1,524,501              1,524,501
University Park, IL,  Tax Allocation, Governors Gateway
  Industrial Park, 8.5%, 12/01/2011                                                        2,638,908
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2011                                            2,367,914
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2012                                            1,332,032
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2013                                            6,064,323
Will County, IL, Forest Preserves District, General
  Obligation, Series B, Zero Coupon, 12/01/2014                                            4,856,357
Will County, IL, School District No. 201, General
  Obligation, Series 1991, ETM, Zero Coupon, 12/15/2006             2,796,841              2,796,841
Will County, IL, Community Unit School District, General
  Obligation, Series B, Zero Coupon, 11/01/2015                                            3,578,320
Winnebago County, IL, School District No. 122, General
  Obligation, Series 1992, 6.55%, 06/01/2009                        1,876,804              1,876,804
Winnebago County, IL, School District No. 122, General
  Obligation, Series 1992, 6.55%, 06/01/2010                        2,059,731              2,059,731
Indiana
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2002               1,319,541              1,319,541
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2003               1,418,059              1,418,059
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2004               1,516,091              1,516,091
Indiana Health Fac Fing Auth Hosp Rev, 6%, 7/1/2005                 1,619,302              1,619,302
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2006               1,733,374              1,733,374
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2007               1,847,147              1,847,147
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2008               1,017,906              1,017,906
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2009               1,060,840              1,060,840
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2010               1,124,920              1,124,920
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011               1,197,537              1,197,537
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, Series A, 6%,
  07/01/2012                                                        1,264,852              1,264,852
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2013               1,330,048              1,330,048
Indiana Health Facilities Financing Authority Hospital
  RevenuePrerefunded, Techs Ancilla, 6%, 07/01/2014                 1,413,123              1,413,123
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2015               1,489,138              1,489,138
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2016               1,577,339              1,577,339
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2017               1,669,605              1,669,605
Indiana Health Facilities Financing Authority Hospital
  Revenue, Prerefunded, Techs Ancilla, 6%, 07/01/2018               1,765,769              1,765,769
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2002                 414,148                414,148
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2003                 444,448                444,448
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2004                 474,974                474,974
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2005                 510,612                510,612
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2006                 546,363                546,363
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2007                 582,005                582,005
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2008                 321,765                321,765
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2009                 333,764                333,764
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2010                 350,909                350,909
Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011                 372,631                372,631
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2012                  399,348                399,348
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2013                  420,217                420,217
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2014                  441,442                441,442
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2015                  473,083                473,083
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2016                  498,954                498,954
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2017                  524,986                524,986
Indiana Health Facilities Financing Authority Hospital
  Revenue, Unrefunded Balance, TECRS, 6%, 07/01/2018                  556,644                556,644
Indiana Health Facilities Financing Authority, Hospital
  Revenue, Fayette Memorial Hospital Project, 7.2%,
  10/01/2022                                                                               1,786,050
Indiana Health Facilities Financing Authority, Charity
  Obligation Group, Series D, 5.75%, 11/15/2012                     4,858,096              4,858,096
Indiana Municipal Power Agency, Power Supply System,
  Series 1993 B, 6%, 01/01/2012                                     1,901,357              1,901,357
Indiana Municipal Power Agency, Power Supply System,
  Series 1993 B, 5.5%, 01/01/2016                                   9,233,459              9,233,459
Indiana Transportation Financial Authority, Highway
  Revenue, Series A, 7.25%, 06/01/2015                                                     4,796,040
Indiana Transportation Finance Authority, Highway Revenue,
  Series 1993 A, 5.75%, 06/01/2012                                  5,349,900              5,349,900
Indiana University, Revenue Refunding, Series H, AMBAC,
  Zero Coupon, 08/01/2006                                           6,449,205              6,449,205
Indiana University, Revenue Refunding, Student Fee
  Revenue, Series H, Zero Coupon, AMBAC, 08/01/2008                 6,831,800              6,831,800
Merrillville, IN, Multiple School Building Corp., First
  Mortgage, MBIA, Zero Coupon, 01/15/2011                           2,390,400              2,390,400
Iowa
Iowa Financial Authority, Hospital Facility Revenue,
  Trinity Regional Hospital Project, Prerefunded 7/1/2002,
  7%, 07/01/2022                                                                          12,657,360
Polk County, IA, Mercy Hospital, MBIA, 6.75%, 11/01/2005            5,155,500              5,155,500
Kansas
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2004                                                        3,003,035              3,003,035
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2005                                                        4,242,067              4,242,067
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon,
  09/01/2006                                                        1,428,843              1,428,843
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2004                                                        2,215,197              2,215,197
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2005                                                        3,155,694              3,155,694
Kansas City, KS, Utility System Revenue, Zero Coupon,
  09/01/2006                                                        1,044,876              1,044,876
Kansas Department of Transportation, 5.75%, 09/1/2012                                     18,608,505
Kansas Department of Transportation, 5.75%, 09/1/2013                                      8,729,264
Kentucky
Hopkins County, KY, Hospital Revenue, Trover Clinic Found,
  6.625%, 11/15/2011                                                                       4,152,720
Kenton County, KY,  Airport Board Revenue, Cincinnati
  Northern Kentucky, Series A, 6.3%, 03/01/2015                                            6,673,562
Kentucky Economic Development Finance Authority Health
  Systems Revenue(Series C), Zero Coupon, 10/01/2011                                       8,146,536
Kentucky Economic Development Finance Authority Health
  Systems(Series C), Zero Coupon, 10/1/2012                                               10,803,264
Kentucky Economic Development Finance Authority Health
  Systems(Series C), Zero Coupon, 10/01/2013                        2,566,308              6,520,558
Kentucky Economic Development Financial Authority Health
  Systems Revenues, 10/01/2014                                      4,059,933              4,059,933
Kentucky Economic Development Financial Authority Health
  Systems Revenues, 10/1/2015                                       4,097,748              4,097,748
Kentucky State Ppty & Bldgs Commn Revs, Project No. 68,
  5.75%, 10/1/2012                                                  3,286,982              3,286,982
Kentucky State Property & Buildings Commision Revenue,
  Project No. 68, 5.75%, 10/1/2015                                  2,488,382              5,631,602
Louisville & Jefferson cnty KY met Swr, 5%, 5/15/2019               2,368,350              2,368,350
Lousiana
Louisiana Public Facilities Authority Revenue, Centenary
  College Louisiana Project, Prerefunded 2/1/2008, 5.75%,
  2/1/2012                                                                                 1,065,660
Louisiana Public Facilities Authority Revenue, Centenary
  College Louisiana Project, Prerefunded 2/1/2008, 5.9%,
  2/1/2017                                                                                 1,074,680
Louisiana Public Facilities Authority, Prerefunded 2/15/08
  at 100, 4.75%, 2/15/2008                                          5,787,310              5,787,310
New Orleans, LA, General Obligation, Series 1991, Zero
  Coupon, 9/1/1905                                                  1,997,275              1,997,275
New Orleans, LA, General Obligation, AMBAC, Zero Coupon,
  9/1/2007                                                          7,221,100              7,221,100
Orleans, LA, Levee District, Levee Improvement Bonds,
  Series 1986, 5.95%, 11/1/2014                                     1,789,496              1,789,496
Maine
Maine Health & Higher Educational Facilities, Revenue,
  Series B, 7.1%, 7/1/2014                                                                 3,032,535
Maine Turnpike Authority, 5.625%, 7/1/2017                                                 4,464,970
Maryland
Baltimore, MD, Revenue Exchanged, Auto Parking Revenue,
  Series 1996A, 5.9%, 7/1/2012                                      3,391,834              3,391,834
Maryland General Obligation, 5.75%, 8/1/2013                                              19,950,505
Maryland Economic Development Corporation, Chesapeake Bay
  Conference, Series 1999B, 7.75%, 12/1/2031                        7,008,680             37,045,880
Maryland Health & Educational Facilities Authority, 6.75%,
  7/1/2030                                                          1,035,870              4,143,480
Maryland State Health & Higher Educational Facilities,
  Revenue, Doctors County Hospital, 5.75%, 7/1/2013                                        6,040,889
Northeast Maryland Waste Disposal Authority Revenue,
  Southwest Resource Recovery System, Series 1993, 7.2%,
  1/1/2006                                                          3,763,600              5,404,705
Northeast Maryland Waste Disposal Authority, Southwest
  Resource Recovery System Revenue, Series 1993, 7.2%,
  1/1/2007                                                          3,708,897              3,708,897

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Massachusetts
Massachusetts Bay Transportation Authority, Revenue,
  General Transportation, Series A, 5.875%, 3/1/2015                                           10,075,000
Massachusetts Bay Transportation Authority, General
  Transportation Revenue, Series 1997B, 6.2%, 3/1/2016                                         12,950,000           2,500,000
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series B, 6.75%, 7/1/2011                                                           17,500,000
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series C, 6.625%, 7/1/2018                                                          10,000,000
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series B, 6.75%, 7/1/2017                                                            3,945,000
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series A, 6%, 7/1/2018                                                               5,610,000
State of Massachusetts, General Obligation, Series B,
  6.5%, 8/1/2011                                                                                5,940,000
, 5.75%, 10/1/2012                                                                              4,000,000
Massachusetts State, RITES-PA 793, 10/1/2015                                                                        6,095,000
Massachusetts College Building Authority Project, Series
  A, 7.5%, 5/1/2010                                                                                                 4,110,000
Massachusetts College Building Authority Project, Series
  1994 A, 7.5%, 5/1/2014                                                                                            5,500,000
Massachusetts State Development Financial Agency, Revenue,
  Health Care Facilities, Series 1999 A, 7.1%, 7/1/2032                                         3,000,000           2,000,000
State of Massachusetts, Revenue Bond, Federal Highway,
  Series 1998A, Zero Coupon, 12/15/2014                                                        27,680,000
Massachusetts Health & Educational Facilities Authority,
  Massachusetts General Hospital, Series 1992 F, 6.25%,
  7/1/2012                                                                                                          1,000,000
Massachusetts Health & Educational Facilities Authority,
  Boston Medical Center, Series A, 5.25%, 7/1/2012                                                                  2,920,000
Massachusetts State Port Authority Revenue, 13%, 7/1/2013                                       1,500,000
Massachusetts State Port Authority Revenue, Series B,
  5.5%, 7/1/2015                                                                                3,025,000
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2018                                                     10,000,000
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2019                                                      5,500,000
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2020                                                      7,000,000
Massachusetts Water Resource Authority, Series 1992 A,
  6.5%, 7/15/2009                                                                                                   2,625,000
Massachusetts Water Resource Authority, Series 1992 A,
  6.5%, 7/15/2019                                                                                                  13,710,000
Massachusetts Water Resource Authority, Series 1993 C, 6%,
  12/1/2011                                                                                                        10,000,000
Massachusetts Water Pollution Abatement Trust, Series 5,
  5.375%, 8/1/2027                                                                                                  5,000,000
Michigan
Battle Creek, MI, Downtown Development, Tax Allocation,
  Prerefunded 5/1/2004, 7.6%, 5/1/2016                                                          3,800,000
Detroit, MI, General Obligation, Series A, Prerefunded
  4/1/2005, 6.7%, 4/1/2010                                                                      2,500,000
Detroit, MI, General Obligation, Series B, 6.25%, 4/1/2010                                      3,410,000
Detroit, MI, General Obligation, 6%, 4/1/2016                                                                       2,865,000
Detroit, MI, General Obligation, Series B, 5%, 5/1/2017                                                             2,895,000
Detroit, MI, General Obligation, City School District,
  Series 1998 C, 5.25%, 5/1/2014                                                                                    1,000,000
Detroit, MI, Sewerage Disposal System, Series A, 7/1/2015                                                           8,710,000
Grand Rapids, Michigan Water Supply, 5.75%, 1/1/2016                                                                2,955,000
Michigan State Building Authority Revenue, Series I,
  6.75%, 10/1/2011                                                                              9,750,000
Michigan St Hosp Fin Auth RevRevenue, 6%, 11/15/2013                                           10,000,000
Michigan St Hosp Fin Auth RevRevenue, 6.25%, 11/15/2014                                        10,000,000
Michigan State Hospital Financial Authority Revenue,
  Gratiot Community Hospital, 6.1%, 10/1/2007                                                   2,250,000
Michigan State Trunk Line, Revenue, Series A, 5.5%,
  11/1/2017                                                                                     7,000,000
Michigan State Strategic Fund Limited, Revenue, 5.75%,
  11/15/2018                                                                                    1,400,000
Southgate, MI,  Community School District,  General
  Obligation, 5%, 5/1/2025                                                                                          5,500,000
Tawas City, MI, Hospital Financial Authority, Revenue,
  Series A, ETM, 5.6%, 2/15/2013                                                                2,735,000
Wayne Charter County, MI, Detroit-Metro Wayne County,
  Revenue, 5%, 12/1/2022                                                                       25,925,000
Wayne St Univ Mich  Univ Revs, 5.25%, 11/15/2019                                                                    4,000,000
Minnesota
Minneapolis and Saint Paul, MN, Metropolitan Airport
  Community Airport Revenue, Series B, 5.25%, 1/1/2019                                          3,700,000
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic
  Home North Ridge, 5.9%, 3/1/2019                                                              1,335,000
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic
  Home North Ridge, 5.875%, 3/1/2029                                                            2,700,000
University of Minnesota, Series A, 5.75%, 7/1/2017                                              3,240,000
University of Minnesota, Series A, 5.75%, 7/1/2018                                              6,760,000
Mississippi
Jones County, MS, Hospital Revenue, South Central Regional
  Medical Center, 5.5%, 12/1/2017                                                               2,055,000
Mississippi State, Capital Improvement, 5%, 11/1/2019                                                               5,000,000
Missouri
Clarence Cannon, MO,  Wholesale Water Revenue, 6%,
  5/15/2020                                                                                    10,000,000
Missouri Health & Educational Facilities Authority, SSM
  Healthcare, 1992 Series AA, MBIA, 6.35%, 6/1/2008                                                                 8,125,000
Missouri Health & Educational Facilities Authority, SSM
  Healthcare, 1992 Series AA, MBIA, 6.4%, 6/1/2009                                                                  8,640,000
Missouri State Health & Educational Facilities, Revenue,
  Lutheran Senior Services, 5.75%, 2/1/2017                                                     3,250,000
Missouri State Health & Educational Facilities, Revenue,
  Christian Health Services, Series B, Prerefunded
  2/15/2001, 6.875%, 2/15/2013                                                                  7,000,000
St Louis County, MO, Regional Convention, Revenue, Series
  B, Prerefunded 8/15/2003, 7%, 8/15/2011                                                       4,380,000
St. Louis Industrial Developement Authority  , 7.25%,
  12/15/2035                                                                                    5,000,000
St. Louis, Missouri Industrial Development Authority
  Revenue, Senior Lien, St. Louis Convention, Series A,
  6.875%, 12/15/2020                                                                                                2,500,000
St. Louis, Missouri Industrial Development Authority,
  Leasehold Revenue, Comp Int, Convention Center Hotel,
  7/15/2015                                                                                                         4,200,000
Saint Louis Industrial Developement Authority, Zero
  Coupon, 7/15/2016                                                                             6,895,000
St Louis County, MO, Regional Convention, Revenue, Series
  C, Prerefunded 8/15/2003, 7.9%, 8/15/2021                                                     4,760,000
St Louis County, MO, Regional Convention, Revenue, Series
  C, 7.9%, 8/15/2021                                                                              240,000
St Louis, MO, Tax Increment Revenue, Tax Allocation,
  Series A, 10%, 8/1/2010                                                                       7,260,000
Sikeston, MO, Electric Revenue, 6.2%, 6/1/2010                                                  6,870,000
Montana
Montana State Housing Board, Revenue, Single Family
  Mortgage, Series A-2, 6.15%, 6/1/2030                                                         2,405,000
Montana Board Housing Revenue, Family Housing Authority,
  Series 1984 A, Zero Coupon, 6/1/2010                                                                                  5,000
Montana State Board     , 6%, 5/15/2019                                                         5,000,000
Nebraska
Nebraska Investment Finance Authority Single, Revenue,
  Series A, 6.7%, 9/1/2026                                                                      3,520,000
Omaha, NE, Public Power Revenue, Series B, 6.2%, 2/1/2017                                       4,700,000
Scotts Bluff County, NE, Hospital Authority, Revenue,
  Prerefunded 12/15/2002, 6.45%, 12/15/2004                                                     1,675,000
Scotts Bluff County, NE, Hospital Authority, Revenue,
  6.45%, 12/15/2004                                                                             1,150,000
Nevada
Clark County, NV, Industrial Development Revenue,
  Refunded, Nevada Power Company Project, Series B, 5.9%,
  10/1/2030                                                                                     5,000,000
Clark County, NV, School District, General Obligation,
  Series B, FGIC, Zero Coupon, 3/1/2005                                                                             8,070,000
Clark County, NV, School District, Series 1991B, Zero
  Coupon, 3/1/2009                                                                                                  4,350,000
Las Vegas Nevada  Monorail Department Business and
  industry, 1/1/2013                                                                                                5,000,000
Nevada Las Vegas Monorail, 7.375%, 1/1/2040                                                     8,000,000           7,000,000
Humboldt County, NV, Pollution Control, Revenue, Idaho
  Power Company Project, 8.3%, 12/1/2014                                                        9,650,000
Nevada State Housing Division, Single Family Mortgage
  Revenue, Series 1993 R, 5.95%, 10/1/2011                                                                          2,150,000
Reno, NV, Redevelopment Agency Tax Allocatation, Series E,
  Prerefunded 9/1/2003, 5.65%, 9/1/2013                                                         3,145,000
Reno, NV, Redevelopment Agency Tax Allocatation, Series E,
  Prerefunded 9/1/2003, 5.75%, 9/1/2017                                                         4,020,000
New Hampshire
New Hampshire Higher Educational & Health Facilities,
  Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018                                          2,500,000
New Hampshire Higher Educational & Health Facilities,
  Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025                                          4,000,000
New Jersey
Atlantic City, NJ, Board of Education, General Obligation,
  6%, 12/1/2013                                                                                 4,600,000
Atlantic City, NJ, Board of Education, General Obligation,
  6.1%, 12/1/2014                                                                               4,500,000
Essex County, NJ, Improvement Authority Revenue, Jail &
  Youth Housing Projects, Prerefunded 12/1/2004, 6.9%,
  12/1/2014                                                                                     2,645,000
Essex County, NJ, Improvement Authority Revenue, Property
  & Equiptment Project, 6.5%, 12/1/2012                                                         4,050,000
Jersey City, NJ, Sewer Authority Sewer, Revenue, 4.5%,
  1/1/2019                                                                                     13,000,000
New Jersey Economic Development Authority, Economic
  Development Revenue, United Methodist Homes, 5.5%,
  7/1/2019                                                                                      2,500,000
New Jersey Economic Development Authority, Revenue, United
  Methodist Homes, 5.75%, 7/1/2029                                                              9,500,000
New Jersey Health Care Facilities, Revenue, Atlantic City
  Medical Center, Series C, 6.8%, 7/1/2011                                                      6,840,000
New Jersey Health Care Facilities, Revenue, West Jersey
  Health Systems, Prerefunded 7/1/2002, 6.125%, 7/1/2012                                       11,000,000
New Jersey Health Care Facilities, Revenue, Southern Ocean
  County Hospital, Series A, 6.125%, 7/1/2013                                                   3,735,000
New Jersey Economic Development Authority Revenue,
  Harrogate Inc., Series A, 5.875%, 12/1/2026                                                   1,000,000
New Jersey Economic Development Authority, Revenue, Series
  A, 5.875%, 5/1/2014                                                                           5,000,000
New Jersey Highway Authority, ETM, 6.5%, 1/1/2011                                                                   4,111,000
New Jersey State Tran Corp Certificates, Federal
  Transportation Administration Grants, Series B, 5.75%,
  9/15/2013                                                                                    11,000,000
New Jersey State Transportation Corp Certificates,
  Rites-PA 785, 5.8375%, 9/15/2015                                                                                  5,190,000
New Jersey State Transportation Trust Fund Authority,
  Transportation System, Series A, 5%, 6/15/2017                                               21,660,000
New Jersey State Transportation Trust Fund Authority,
  Transportation System, Series A, 5.625%, 6/15/2014                                            3,555,000
New Jersey State Transportation Trust Fund Authority,
  Residual Certificates, Series 224, 7.44%, 6/15/2016                                          11,000,000
New Jersey State Turnpike Authority, Revenue, 10.375%,
  1/1/2003                                                                                      1,450,000
New Jersey State Turnpike Authority, Revenue, Series A,
  6.5%, 1/1/2016                                                                               45,720,000
New Jersey State Turnpike Authority, Revenue, 9.1385%,
  1/1/2016                                                                                     21,170,000

                                                                 Pro Forma        Kemper Ohio Tax
                                                                 Combined        Free Market Value       Kemper Municipal
                       Security Name                         Par/Shares Amount          ($)            Bond Market Value ($)
                                                           ------------------------------------------------------------------
Massachusetts
Massachusetts Bay Transportation Authority, Revenue,
  General Transportation, Series A, 5.875%, 3/1/2015             10,075,000                                 10,879,488
Massachusetts Bay Transportation Authority, General
  Transportation Revenue, Series 1997B, 6.2%, 3/1/2016           15,450,000                                 14,380,586
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series B, 6.75%, 7/1/2011                             17,500,000                                 18,273,150
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series C, 6.625%, 7/1/2018                            10,000,000                                 10,238,700
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series B, 6.75%, 7/1/2017                              3,945,000                                  4,074,159
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series A, 6%, 7/1/2018                                 5,610,000                                  5,701,050
State of Massachusetts, General Obligation, Series B,
  6.5%, 8/1/2011                                                  5,940,000                                  6,133,941
, 5.75%, 10/1/2012                                                4,000,000                                  4,254,560
Massachusetts State, RITES-PA 793, 10/1/2015                      6,095,000
Massachusetts College Building Authority Project, Series
  A, 7.5%, 5/1/2010                                               4,110,000
Massachusetts College Building Authority Project, Series
  1994 A, 7.5%, 5/1/2014                                          5,500,000
Massachusetts State Development Financial Agency, Revenue,
  Health Care Facilities, Series 1999 A, 7.1%, 7/1/2032           5,000,000                                  2,782,470
State of Massachusetts, Revenue Bond, Federal Highway,
  Series 1998A, Zero Coupon, 12/15/2014                          27,680,000                                 13,080,737
Massachusetts Health & Educational Facilities Authority,
  Massachusetts General Hospital, Series 1992 F, 6.25%,
  7/1/2012                                                        1,000,000
Massachusetts Health & Educational Facilities Authority,
  Boston Medical Center, Series A, 5.25%, 7/1/2012                2,920,000
Massachusetts State Port Authority Revenue, 13%, 7/1/2013         1,500,000                                  2,316,750
Massachusetts State Port Authority Revenue, Series B,
  5.5%, 7/1/2015                                                  3,025,000                                  3,059,666
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2018                       10,000,000                                  3,924,400
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2019                        5,500,000                                  2,029,115
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2020                        7,000,000                                  2,434,950
Massachusetts Water Resource Authority, Series 1992 A,
  6.5%, 7/15/2009                                                 2,625,000
Massachusetts Water Resource Authority, Series 1992 A,
  6.5%, 7/15/2019                                                13,710,000
Massachusetts Water Resource Authority, Series 1993 C, 6%,
  12/1/2011                                                      10,000,000
Massachusetts Water Pollution Abatement Trust, Series 5,
  5.375%, 8/1/2027                                                5,000,000
Michigan
Battle Creek, MI, Downtown Development, Tax Allocation,
  Prerefunded 5/1/2004, 7.6%, 5/1/2016                            3,800,000                                  4,227,538
Detroit, MI, General Obligation, Series A, Prerefunded
  4/1/2005, 6.7%, 4/1/2010                                        2,500,000                                  2,734,375
Detroit, MI, General Obligation, Series B, 6.25%, 4/1/2010        3,410,000                                  3,564,268
Detroit, MI, General Obligation, 6%, 4/1/2016                     2,865,000
Detroit, MI, General Obligation, Series B, 5%, 5/1/2017           2,895,000
Detroit, MI, General Obligation, City School District,
  Series 1998 C, 5.25%, 5/1/2014                                  1,000,000
Detroit, MI, Sewerage Disposal System, Series A, 7/1/2015         8,710,000
Grand Rapids, Michigan Water Supply, 5.75%, 1/1/2016              2,955,000
Michigan State Building Authority Revenue, Series I,
  6.75%, 10/1/2011                                                9,750,000                                 10,107,727
Michigan St Hosp Fin Auth RevRevenue, 6%, 11/15/2013             10,000,000                                 10,532,000
Michigan St Hosp Fin Auth RevRevenue, 6.25%, 11/15/2014          10,000,000                                 10,699,500
Michigan State Hospital Financial Authority Revenue,
  Gratiot Community Hospital, 6.1%, 10/1/2007                     2,250,000                                  2,232,202
Michigan State Trunk Line, Revenue, Series A, 5.5%,
  11/1/2017                                                       7,000,000                                  7,230,090
Michigan State Strategic Fund Limited, Revenue, 5.75%,
  11/15/2018                                                      1,400,000                                  1,178,058
Southgate, MI,  Community School District,  General
  Obligation, 5%, 5/1/2025                                        5,500,000
Tawas City, MI, Hospital Financial Authority, Revenue,
  Series A, ETM, 5.6%, 2/15/2013                                  2,735,000                                  2,759,806
Wayne Charter County, MI, Detroit-Metro Wayne County,
  Revenue, 5%, 12/1/2022                                         25,925,000                                 23,723,189
Wayne St Univ Mich  Univ Revs, 5.25%, 11/15/2019                  4,000,000
Minnesota
Minneapolis and Saint Paul, MN, Metropolitan Airport
  Community Airport Revenue, Series B, 5.25%, 1/1/2019            3,700,000                                  3,554,146
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic
  Home North Ridge, 5.9%, 3/1/2019                                1,335,000                                  1,136,044
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic
  Home North Ridge, 5.875%, 3/1/2029                              2,700,000                                  2,185,029
University of Minnesota, Series A, 5.75%, 7/1/2017                3,240,000                                  3,453,030
University of Minnesota, Series A, 5.75%, 7/1/2018                6,760,000                                  7,180,742
Mississippi
Jones County, MS, Hospital Revenue, South Central Regional
  Medical Center, 5.5%, 12/1/2017                                 2,055,000                                  1,812,653
Mississippi State, Capital Improvement, 5%, 11/1/2019             5,000,000
Missouri
Clarence Cannon, MO,  Wholesale Water Revenue, 6%,
  5/15/2020                                                      10,000,000                                  9,704,000
Missouri Health & Educational Facilities Authority, SSM
  Healthcare, 1992 Series AA, MBIA, 6.35%, 6/1/2008               8,125,000
Missouri Health & Educational Facilities Authority, SSM
  Healthcare, 1992 Series AA, MBIA, 6.4%, 6/1/2009                8,640,000
Missouri State Health & Educational Facilities, Revenue,
  Lutheran Senior Services, 5.75%, 2/1/2017                       3,250,000                                  2,982,102
Missouri State Health & Educational Facilities, Revenue,
  Christian Health Services, Series B, Prerefunded
  2/15/2001, 6.875%, 2/15/2013                                    7,000,000                                  7,174,020
St Louis County, MO, Regional Convention, Revenue, Series
  B, Prerefunded 8/15/2003, 7%, 8/15/2011                         4,380,000                                  4,663,342
St. Louis Industrial Developement Authority  , 7.25%,
  12/15/2035                                                      5,000,000                                  5,036,850
St. Louis, Missouri Industrial Development Authority
  Revenue, Senior Lien, St. Louis Convention, Series A,
  6.875%, 12/15/2020                                              2,500,000
St. Louis, Missouri Industrial Development Authority,
  Leasehold Revenue, Comp Int, Convention Center Hotel,
  7/15/2015                                                       4,200,000
Saint Louis Industrial Developement Authority, Zero
  Coupon, 7/15/2016                                               6,895,000                                  2,962,574
St Louis County, MO, Regional Convention, Revenue, Series
  C, Prerefunded 8/15/2003, 7.9%, 8/15/2021                       4,760,000                                  5,176,071
St Louis County, MO, Regional Convention, Revenue, Series
  C, 7.9%, 8/15/2021                                                240,000                                    252,672
St Louis, MO, Tax Increment Revenue, Tax Allocation,
  Series A, 10%, 8/1/2010                                         7,260,000                                  8,709,023
Sikeston, MO, Electric Revenue, 6.2%, 6/1/2010                    6,870,000                                  7,633,050
Montana
Montana State Housing Board, Revenue, Single Family
  Mortgage, Series A-2, 6.15%, 6/1/2030                           2,405,000                                  2,444,754
Montana Board Housing Revenue, Family Housing Authority,
  Series 1984 A, Zero Coupon, 6/1/2010                                5,000
Montana State Board     , 6%, 5/15/2019                           5,000,000                                  5,308,600
Nebraska
Nebraska Investment Finance Authority Single, Revenue,
  Series A, 6.7%, 9/1/2026                                        3,520,000                                  3,600,502
Omaha, NE, Public Power Revenue, Series B, 6.2%, 2/1/2017         4,700,000                                  5,150,824
Scotts Bluff County, NE, Hospital Authority, Revenue,
  Prerefunded 12/15/2002, 6.45%, 12/15/2004                       1,675,000                                  1,757,175
Scotts Bluff County, NE, Hospital Authority, Revenue,
  6.45%, 12/15/2004                                               1,150,000                                  1,170,228
Nevada
Clark County, NV, Industrial Development Revenue,
  Refunded, Nevada Power Company Project, Series B, 5.9%,
  10/1/2030                                                       5,000,000                                  4,399,000
Clark County, NV, School District, General Obligation,
  Series B, FGIC, Zero Coupon, 3/1/2005                           8,070,000
Clark County, NV, School District, Series 1991B, Zero
  Coupon, 3/1/2009                                                4,350,000
Las Vegas Nevada  Monorail Department Business and
  industry, 1/1/2013                                              5,000,000
Nevada Las Vegas Monorail, 7.375%, 1/1/2040                      15,000,000                                  7,600,080
Humboldt County, NV, Pollution Control, Revenue, Idaho
  Power Company Project, 8.3%, 12/1/2014                          9,650,000                                 10,735,721
Nevada State Housing Division, Single Family Mortgage
  Revenue, Series 1993 R, 5.95%, 10/1/2011                        2,150,000
Reno, NV, Redevelopment Agency Tax Allocatation, Series E,
  Prerefunded 9/1/2003, 5.65%, 9/1/2013                           3,145,000                                  3,262,339
Reno, NV, Redevelopment Agency Tax Allocatation, Series E,
  Prerefunded 9/1/2003, 5.75%, 9/1/2017                           4,020,000                                  4,180,277
New Hampshire
New Hampshire Higher Educational & Health Facilities,
  Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018            2,500,000                                  2,506,725
New Hampshire Higher Educational & Health Facilities,
  Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025            4,000,000                                  4,010,720
New Jersey
Atlantic City, NJ, Board of Education, General Obligation,
  6%, 12/1/2013                                                   4,600,000                                  5,070,718
Atlantic City, NJ, Board of Education, General Obligation,
  6.1%, 12/1/2014                                                 4,500,000                                  5,001,390
Essex County, NJ, Improvement Authority Revenue, Jail &
  Youth Housing Projects, Prerefunded 12/1/2004, 6.9%,
  12/1/2014                                                       2,645,000                                  2,922,407
Essex County, NJ, Improvement Authority Revenue, Property
  & Equiptment Project, 6.5%, 12/1/2012                           4,050,000                                  4,259,911
Jersey City, NJ, Sewer Authority Sewer, Revenue, 4.5%,
  1/1/2019                                                       13,000,000                                 11,666,200
New Jersey Economic Development Authority, Economic
  Development Revenue, United Methodist Homes, 5.5%,
  7/1/2019                                                        2,500,000                                  2,019,925
New Jersey Economic Development Authority, Revenue, United
  Methodist Homes, 5.75%, 7/1/2029                                9,500,000                                  7,506,615
New Jersey Health Care Facilities, Revenue, Atlantic City
  Medical Center, Series C, 6.8%, 7/1/2011                        6,840,000                                  7,140,891
New Jersey Health Care Facilities, Revenue, West Jersey
  Health Systems, Prerefunded 7/1/2002, 6.125%, 7/1/2012         11,000,000                                 11,500,280
New Jersey Health Care Facilities, Revenue, Southern Ocean
  County Hospital, Series A, 6.125%, 7/1/2013                     3,735,000                                  3,532,824
New Jersey Economic Development Authority Revenue,
  Harrogate Inc., Series A, 5.875%, 12/1/2026                     1,000,000                                    850,370
New Jersey Economic Development Authority, Revenue, Series
  A, 5.875%, 5/1/2014                                             5,000,000                                  5,292,150
New Jersey Highway Authority, ETM, 6.5%, 1/1/2011                 4,111,000
New Jersey State Tran Corp Certificates, Federal
  Transportation Administration Grants, Series B, 5.75%,
  9/15/2013                                                      11,000,000                                 11,636,020
New Jersey State Transportation Corp Certificates,
  Rites-PA 785, 5.8375%, 9/15/2015                                5,190,000
New Jersey State Transportation Trust Fund Authority,
  Transportation System, Series A, 5%, 6/15/2017                 21,660,000                                 21,007,600
New Jersey State Transportation Trust Fund Authority,
  Transportation System, Series A, 5.625%, 6/15/2014              3,555,000                                  3,771,606
New Jersey State Transportation Trust Fund Authority,
  Residual Certificates, Series 224, 7.44%, 6/15/2016            11,000,000                                 12,311,310
New Jersey State Turnpike Authority, Revenue, 10.375%,
  1/1/2003                                                        1,450,000                                  1,543,003
New Jersey State Turnpike Authority, Revenue, Series A,
  6.5%, 1/1/2016                                                 45,720,000                                 52,131,772
New Jersey State Turnpike Authority, Revenue, 9.1385%,
  1/1/2016                                                       21,170,000                                 27,106,914

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Massachusetts
Massachusetts Bay Transportation Authority, Revenue,
  General Transportation, Series A, 5.875%, 3/1/2015                                      10,879,488
Massachusetts Bay Transportation Authority, General
  Transportation Revenue, Series 1997B, 6.2%, 3/1/2016              2,776,175             17,156,761
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series B, 6.75%, 7/1/2011                                                      18,273,150
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series C, 6.625%, 7/1/2018                                                     10,238,700
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series B, 6.75%, 7/1/2017                                                       4,074,159
Massachusetts Municipal Wholesale Electric Company,
  Revenue, Series A, 6%, 7/1/2018                                                          5,701,050
State of Massachusetts, General Obligation, Series B,
  6.5%, 8/1/2011                                                                           6,133,941
, 5.75%, 10/1/2012                                                                         4,254,560
Massachusetts State, RITES-PA 793, 10/1/2015                        6,696,210              6,696,210
Massachusetts College Building Authority Project, Series
  A, 7.5%, 5/1/2010                                                 4,942,768              4,942,768
Massachusetts College Building Authority Project, Series
  1994 A, 7.5%, 5/1/2014                                            6,740,910              6,740,910
Massachusetts State Development Financial Agency, Revenue,
  Health Care Facilities, Series 1999 A, 7.1%, 7/1/2032             1,854,980              4,637,450
State of Massachusetts, Revenue Bond, Federal Highway,
  Series 1998A, Zero Coupon, 12/15/2014                                                   13,080,737
Massachusetts Health & Educational Facilities Authority,
  Massachusetts General Hospital, Series 1992 F, 6.25%,
  7/1/2012                                                          1,120,570              1,120,570
Massachusetts Health & Educational Facilities Authority,
  Boston Medical Center, Series A, 5.25%, 7/1/2012                  2,951,652              2,951,652
Massachusetts State Port Authority Revenue, 13%, 7/1/2013                                  2,316,750
Massachusetts State Port Authority Revenue, Series B,
  5.5%, 7/1/2015                                                                           3,059,666
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2018                                                 3,924,400
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2019                                                 2,029,115
Massachusetts State Turnpike Metropolitan Authority,
  Revenue, Series C, Zero Coupon, 1/1/2020                                                 2,434,950
Massachusetts Water Resource Authority, Series 1992 A,
  6.5%, 7/15/2009                                                   2,955,723              2,955,723
Massachusetts Water Resource Authority, Series 1992 A,
  6.5%, 7/15/2019                                                  15,703,159             15,703,159
Massachusetts Water Resource Authority, Series 1993 C, 6%,
  12/1/2011                                                        10,967,200             10,967,200
Massachusetts Water Pollution Abatement Trust, Series 5,
  5.375%, 8/1/2027                                                  4,939,550              4,939,550
Michigan
Battle Creek, MI, Downtown Development, Tax Allocation,
  Prerefunded 5/1/2004, 7.6%, 5/1/2016                                                     4,227,538
Detroit, MI, General Obligation, Series A, Prerefunded
  4/1/2005, 6.7%, 4/1/2010                                                                 2,734,375
Detroit, MI, General Obligation, Series B, 6.25%, 4/1/2010                                 3,564,268
Detroit, MI, General Obligation, 6%, 4/1/2016                       3,053,602              3,053,602
Detroit, MI, General Obligation, Series B, 5%, 5/1/2017             2,776,218              2,776,218
Detroit, MI, General Obligation, City School District,
  Series 1998 C, 5.25%, 5/1/2014                                    1,013,920              1,013,920
Detroit, MI, Sewerage Disposal System, Series A, 7/1/2015           3,992,576              3,992,576
Grand Rapids, Michigan Water Supply, 5.75%, 1/1/2016                3,077,632              3,077,632
Michigan State Building Authority Revenue, Series I,
  6.75%, 10/1/2011                                                                        10,107,727
Michigan St Hosp Fin Auth RevRevenue, 6%, 11/15/2013                                      10,532,000
Michigan St Hosp Fin Auth RevRevenue, 6.25%, 11/15/2014                                   10,699,500
Michigan State Hospital Financial Authority Revenue,
  Gratiot Community Hospital, 6.1%, 10/1/2007                                              2,232,202
Michigan State Trunk Line, Revenue, Series A, 5.5%,
  11/1/2017                                                                                7,230,090
Michigan State Strategic Fund Limited, Revenue, 5.75%,
  11/15/2018                                                                               1,178,058
Southgate, MI,  Community School District,  General
  Obligation, 5%, 5/1/2025                                          5,122,205              5,122,205
Tawas City, MI, Hospital Financial Authority, Revenue,
  Series A, ETM, 5.6%, 2/15/2013                                                           2,759,806
Wayne Charter County, MI, Detroit-Metro Wayne County,
  Revenue, 5%, 12/1/2022                                                                  23,723,189
Wayne St Univ Mich  Univ Revs, 5.25%, 11/15/2019                    3,922,280              3,922,280
Minnesota
Minneapolis and Saint Paul, MN, Metropolitan Airport
  Community Airport Revenue, Series B, 5.25%, 1/1/2019                                     3,554,146
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic
  Home North Ridge, 5.9%, 3/1/2019                                                         1,136,044
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic
  Home North Ridge, 5.875%, 3/1/2029                                                       2,185,029
University of Minnesota, Series A, 5.75%, 7/1/2017                                         3,453,030
University of Minnesota, Series A, 5.75%, 7/1/2018                                         7,180,742
Mississippi
Jones County, MS, Hospital Revenue, South Central Regional
  Medical Center, 5.5%, 12/1/2017                                                          1,812,653
Mississippi State, Capital Improvement, 5%, 11/1/2019               4,773,100              4,773,100
Missouri
Clarence Cannon, MO,  Wholesale Water Revenue, 6%,
  5/15/2020                                                                                9,704,000
Missouri Health & Educational Facilities Authority, SSM
  Healthcare, 1992 Series AA, MBIA, 6.35%, 6/1/2008                 8,943,431              8,943,431
Missouri Health & Educational Facilities Authority, SSM
  Healthcare, 1992 Series AA, MBIA, 6.4%, 6/1/2009                  9,601,545              9,601,545
Missouri State Health & Educational Facilities, Revenue,
  Lutheran Senior Services, 5.75%, 2/1/2017                                                2,982,102
Missouri State Health & Educational Facilities, Revenue,
  Christian Health Services, Series B, Prerefunded
  2/15/2001, 6.875%, 2/15/2013                                                             7,174,020
St Louis County, MO, Regional Convention, Revenue, Series
  B, Prerefunded 8/15/2003, 7%, 8/15/2011                                                  4,663,342
St. Louis Industrial Developement Authority  , 7.25%,
  12/15/2035                                                                               5,036,850
St. Louis, Missouri Industrial Development Authority
  Revenue, Senior Lien, St. Louis Convention, Series A,
  6.875%, 12/15/2020                                                2,466,475              2,466,475
St. Louis, Missouri Industrial Development Authority,
  Leasehold Revenue, Comp Int, Convention Center Hotel,
  7/15/2015                                                         1,917,384              1,917,384
Saint Louis Industrial Developement Authority, Zero
  Coupon, 7/15/2016                                                                        2,962,574
St Louis County, MO, Regional Convention, Revenue, Series
  C, Prerefunded 8/15/2003, 7.9%, 8/15/2021                                                5,176,071
St Louis County, MO, Regional Convention, Revenue, Series
  C, 7.9%, 8/15/2021                                                                         252,672
St Louis, MO, Tax Increment Revenue, Tax Allocation,
  Series A, 10%, 8/1/2010                                                                  8,709,023
Sikeston, MO, Electric Revenue, 6.2%, 6/1/2010                                             7,633,050
Montana
Montana State Housing Board, Revenue, Single Family
  Mortgage, Series A-2, 6.15%, 6/1/2030                                                    2,444,754
Montana Board Housing Revenue, Family Housing Authority,
  Series 1984 A, Zero Coupon, 6/1/2010                                  1,796                  1,796
Montana State Board     , 6%, 5/15/2019                                                    5,308,600
Nebraska
Nebraska Investment Finance Authority Single, Revenue,
  Series A, 6.7%, 9/1/2026                                                                 3,600,502
Omaha, NE, Public Power Revenue, Series B, 6.2%, 2/1/2017                                  5,150,824
Scotts Bluff County, NE, Hospital Authority, Revenue,
  Prerefunded 12/15/2002, 6.45%, 12/15/2004                                                1,757,175
Scotts Bluff County, NE, Hospital Authority, Revenue,
  6.45%, 12/15/2004                                                                        1,170,228
Nevada
Clark County, NV, Industrial Development Revenue,
  Refunded, Nevada Power Company Project, Series B, 5.9%,
  10/1/2030                                                                                4,399,000
Clark County, NV, School District, General Obligation,
  Series B, FGIC, Zero Coupon, 3/1/2005                             6,593,028              6,593,028
Clark County, NV, School District, Series 1991B, Zero
  Coupon, 3/1/2009                                                  2,891,575              2,891,575
Las Vegas Nevada  Monorail Department Business and
  industry, 1/1/2013                                                2,616,700              2,616,700
Nevada Las Vegas Monorail, 7.375%, 1/1/2040                         6,650,070             14,250,150
Humboldt County, NV, Pollution Control, Revenue, Idaho
  Power Company Project, 8.3%, 12/1/2014                                                  10,735,721
Nevada State Housing Division, Single Family Mortgage
  Revenue, Series 1993 R, 5.95%, 10/1/2011                          2,176,767              2,176,767
Reno, NV, Redevelopment Agency Tax Allocatation, Series E,
  Prerefunded 9/1/2003, 5.65%, 9/1/2013                                                    3,262,339
Reno, NV, Redevelopment Agency Tax Allocatation, Series E,
  Prerefunded 9/1/2003, 5.75%, 9/1/2017                                                    4,180,277
New Hampshire
New Hampshire Higher Educational & Health Facilities,
  Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018                                     2,506,725
New Hampshire Higher Educational & Health Facilities,
  Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025                                     4,010,720
New Jersey
Atlantic City, NJ, Board of Education, General Obligation,
  6%, 12/1/2013                                                                            5,070,718
Atlantic City, NJ, Board of Education, General Obligation,
  6.1%, 12/1/2014                                                                          5,001,390
Essex County, NJ, Improvement Authority Revenue, Jail &
  Youth Housing Projects, Prerefunded 12/1/2004, 6.9%,
  12/1/2014                                                                                2,922,407
Essex County, NJ, Improvement Authority Revenue, Property
  & Equiptment Project, 6.5%, 12/1/2012                                                    4,259,911
Jersey City, NJ, Sewer Authority Sewer, Revenue, 4.5%,
  1/1/2019                                                                                11,666,200
New Jersey Economic Development Authority, Economic
  Development Revenue, United Methodist Homes, 5.5%,
  7/1/2019                                                                                 2,019,925
New Jersey Economic Development Authority, Revenue, United
  Methodist Homes, 5.75%, 7/1/2029                                                         7,506,615
New Jersey Health Care Facilities, Revenue, Atlantic City
  Medical Center, Series C, 6.8%, 7/1/2011                                                 7,140,891
New Jersey Health Care Facilities, Revenue, West Jersey
  Health Systems, Prerefunded 7/1/2002, 6.125%, 7/1/2012                                  11,500,280
New Jersey Health Care Facilities, Revenue, Southern Ocean
  County Hospital, Series A, 6.125%, 7/1/2013                                              3,532,824
New Jersey Economic Development Authority Revenue,
  Harrogate Inc., Series A, 5.875%, 12/1/2026                                                850,370
New Jersey Economic Development Authority, Revenue, Series
  A, 5.875%, 5/1/2014                                                                      5,292,150
New Jersey Highway Authority, ETM, 6.5%, 1/1/2011                   4,436,344              4,436,344
New Jersey State Tran Corp Certificates, Federal
  Transportation Administration Grants, Series B, 5.75%,
  9/15/2013                                                                               11,636,020
New Jersey State Transportation Corp Certificates,
  Rites-PA 785, 5.8375%, 9/15/2015                                  5,898,019              5,898,019
New Jersey State Transportation Trust Fund Authority,
  Transportation System, Series A, 5%, 6/15/2017                                          21,007,600
New Jersey State Transportation Trust Fund Authority,
  Transportation System, Series A, 5.625%, 6/15/2014                                       3,771,606
New Jersey State Transportation Trust Fund Authority,
  Residual Certificates, Series 224, 7.44%, 6/15/2016                                     12,311,310
New Jersey State Turnpike Authority, Revenue, 10.375%,
  1/1/2003                                                                                 1,543,003
New Jersey State Turnpike Authority, Revenue, Series A,
  6.5%, 1/1/2016                                                                          52,131,772
New Jersey State Turnpike Authority, Revenue, 9.1385%,
  1/1/2016                                                                                27,106,914

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
New Jersey State Turnpike Authority, Revenue, 9.1385%,
  1/1/2016                                                                                      3,830,000
New Jersey State Turnpike AuthorityRevenue, 6%, 1/1/2012                                        7,000,000
New Jersey State Turnpike AuthorityRevenue, 6%, 1/1/2013                                        5,000,000
New Jersey State Turnpike AuthorityRevenue, 6.17%, 1/1/2010                                    11,100,000
New Jersey State Turnpike Authority, 6.17%, 1/1/2011                                           12,140,000
New Mexico
Albuquerque, NM, Hospital Revenue, Southwest Community
  Health Services, 10%, 8/1/2003                                                                  525,000
Albuquerque, NM, Hospital Revenue, Southwest Community
  Health Services, Prerefunded 8/1/2008, 10.125%, 8/1/2012                                      4,000,000
Los Alamos County, NM, Utility Income, Revenue, Series A,
  6.1%, 7/1/2010                                                                                4,400,000
New Mexico Mortgage Finance Authority, Revenue, Series
  E-2, 6.8%, 3/1/2031                                                                           7,440,000
Socorro, NM, Hospital System Revenue, Southwest Community
  Health Services, 10%, 8/1/2003                                                                  710,000
New York
Long Island Power Authority, NY Electric Systems Revenue,
  Series 1998 A, 5%, 12/1/2018                                                                                      5,000,000
Long Island Power AuthorityZero Coupon, 6/1/2008                                               14,500,000
Long Island Pwr Auth N Y Elec Sys RevRevenue, Zero Coupon,
  6/1/2012                                                                                      6,750,000
Metropolitan Transportation Authority of New York, Transit
  Facilities Revenue, Series 1993 O, 5.75%, 7/1/2013                                                                6,775,000
Metropolitan Transportation Authority of New York,
  Transportation Facilities Revenue, Series C, 5.125%,
  7/1/2011                                                                                     10,000,000
Metropolitan Transportation Authority of New York, Transit
  Facilities Revenue, Series 1998 C, 5.125%, 7/1/2013                                           5,000,000
New York Metropolitan Transportation Authority, Revenue,
  Series Q, 5.125%, 7/1/2012                                                                    7,750,000
New York Metropolitan Transportation Authority, Revenue,
  Series O, 6.25%, 7/1/2014                                                                     6,000,000
New York Metropolitan Transportation Authority, Revenue,
  Series A, 6%, 4/1/2020                                                                        5,000,000
Monroe County, NY, Airport Authority, Airport Revenue,
  8.928%, 1/1/2014                                                                              2,005,000
Monroe County, NY, Airport Authority, Airport Revenue,
  8.9247%, 1/1/2015                                                                             2,515,000
Monroe County, NY, Airport Authority, Airport Revenue,
  9.2149%, 1/1/2016                                                                             1,915,000
Nassau County, Industrial Finance Authority, 5.75%,
  11/15/2015                                                                                    3,060,000
Nassau County, Industrial Finance Authority , 5.75%,
  11/15/2016                                                                                    4,250,000
New York City, NY, General Obligation, Series 1992 A,
  6.375%, 8/1/2004                                                                                                  5,000,000
New York City, NY, General Obligation, Series C, AMBAC,
  Prerefunded 8/1/02 at 101.50,  6.4%, 8/1/2004                                                                       275,000
New York City, NY, General Obligation, Series 1995 B, 6%,
  8/15/2004                                                                                                         3,425,000
New York, NY, General Obligation, Prerefunded 11/15/2001,
  8.4%, 11/15/2005                                                                              4,295,000
New York, NY, General Obligation, Series F, 8.4%,
  11/15/2005                                                                                      190,000
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2006                                                                  6,440,000
New York, NY, General Obligation, Series F, 8.4%,
  11/15/2006                                                                                      560,000
New York City, NY, General Obligation, Series E, ETM,
  MBIA, 7%, 12/1/2007                                                                                               1,385,000
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2007                                                                  6,335,000
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2008                                                                 11,000,000
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2009                                                                  1,050,000
New York City, NY, General Obligation, Series 1995 E,
  6.5%, 2/15/2005                                                                                                   7,000,000
New York, NY, General Obligation, Series A, Prerefunded
  8/15/2001, 7.75%, 8/15/2015                                                                   3,408,000
New York, NY, General Obligation, Series A, 7.75%,
  8/15/2015                                                                                        92,000
New York City, NY, General Obligation, Series 1996 G,
  6.75%, 2/1/2009                                                                                                   2,000,000
New York, NY, General Obligation, Series J, 5.875%,
  2/15/2019                                                                                    16,060,000
New York City, NY, General Obligation, Series 1992 H,
  Prerefunded 1/1/2002 at 101.50,, 7%, 2/1/2005                                                                         5,000
New York City, NY, General Obligation, Series H, 7%,
  2/1/2005                                                                                                            480,000
New York City, NY, General Obligation, 6.5%, 5/15/2012                                                              7,000,000
New York, NY, General Obligation, Series H, Prerefunded
  2/1/2002, 7%, 2/1/2007                                                                        2,760,000
New York, NY, General Obligation, Series H, 7%, 2/1/2007                                          240,000
New York, NY, Series G, 5%, 8/1/2018                                                            4,750,000
New York, NY, General Obligation, Series G, Zero Coupon,
  8/1/2009                                                                                     19,100,000
New York, NY, Series C, 5.3875%, 11/15/2017                                                                         5,000,000
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, Prerefunded 6/15/2001,
  7%, 6/15/2015                                                                                   230,000
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, 7%, 6/15/2015                                                   740,000
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, Prerefunded 6/15/2001,
  7%, 6/15/2015                                                                                   530,000
New York NY City Transitional FIN Authority Revenue, 5%,
  5/1/2026                                                                                                          4,000,000
New York, NY, City Industrial Development Agency Revenue,
  USTA National Tennis Center Project, 6.5%, 11/15/2010                                         3,485,000
New York City, NY, Industrial Development Agency Revenue,
  USTA National Tennis Center Project, 6.6%, 11/15/2011                                         3,000,000
New York State Dormitory Authority Revenue, City
  University, FGIC, Series D, 7%, 7/1/2009                                                                          4,000,000
New York State Dormitory Authority Revenue, City
  University, Series C, FGIC, 7.5%, 7/1/2010                                                                        5,750,000
New York State Dormitory Authority RevenueSeries 1993 A,
  5.5%, 5/15/2019                                                                                                   1,500,000
New York State Dormitory Authority RevenueSeries 1993 C,
  5.25%, 5/15/2021                                                                                                  2,000,000
New York State Dormitory Authority, Revenue, State
  University Educational Facilities, Revenue, Prerefunded
  5/15/02, 7.25%, 5/15/2018                                                                     3,370,000
New York State Dormitory Authority, Revenue, State
  University Educational Facilities,  Revenue, Prerefunded
  5/15/2002, 7.25%, 5/15/2018                                                                     440,000
New York State Dormitory Authority, City University
  System, Consolidated Revenue, Series F, 5.375%, 7/1/2007                                                          2,000,000
New York State Dormitory Authority, City University,
  Revenue, 5.75%, 7/1/2013                                                                      5,500,000
New York State Dormitory Authority Revenue, City
  University System, 6%, 7/1/2014                                                               7,000,000
New York State Dormitory Authority,  City University
  System,  Revenue,  Series I, 5.125%, 7/1/2027                                                                    19,100,000
New York State Dormitory Authority Revenue, State
  Universities Educational Facilities, Series B, 5%,
  5/15/2018                                                                                     7,000,000
New York State Dormitory Authority,  Mental Health
  Services,  Revenue, 5.25%, 8/15/2024                                                                             10,250,000
New York State Dormitory Authority, Revenue Bond, 5.25%,
  5/15/2017                                                                                                         3,500,000
New York State Environmental Facilities Corporation, State
  Water Pollution, Revolving Fund Revenue, Series A,
  Prerefunded 06/15/2001, 7.25%, 6/15/2010                                                      4,520,000
New York State Environment Facilities Corporation Revenue,
  Pollution Control, Prerefunded 6/15/2004, 6.875%,
  6/15/2014                                                                                     6,815,000
New York State Environmental Facilities Corporation, State
  Water Pollution Control, Revolving Fund Revenue, Series
  A, 7.25%, 6/15/2010                                                                             480,000
New York State Environmental Facilities Corporation
  Revenue, Pollution Control, 6.875%, 6/15/2014                                                 4,560,000
New York State Environmental Facilities Corporation
  Revenue, Pollution Control, Series C, 7.2%, 3/15/2011                                         2,500,000
New York State Local Assistance Corporation, Revenue,
  Series B, Prerefunded 4/1/2001, 7.5%, 4/1/2020                                                7,000,000
New York State Medical Care Facilities Financial Agency
  Revenue, Prerefunded 2/15/2000, 7.75%, 8/15/2010                                                805,000
New York State Medical Care Facilities Financial Agency
  Revenue, Series D, Prerefunded 2/15/2003, 6.45%,
  2/15/2009                                                                                     8,015,000
New York State Medical Care Facilities Financial Agency
  Revenue, Series A, Prerefunded 2/15/2005, 6.75%,
  8/15/2014                                                                                     8,000,000
New York State Thruway Authority Revenue, Local Highway &
  Bridge, 5.625%, 4/1/2012                                                                      5,470,000
New York St Twy Auth Svc Contract Rev, 5.5%, 4/1/2011                                                               5,000,000
New York State thruway service contract, 5.75%, 4/1/2016                                       10,000,000
New York State Urban Development Corporation, State
  Facilities, Revenue, 5.6%, 4/1/2015                                                           4,655,000
New York State Urban Development Corporation, State
  Facilities, Revenue, 5.7%, 4/1/2020                                                           3,600,000
New York State, Urban Development Authority, Correctional
  Facilities, 6.5%, 1/1/2011                                                                                        4,500,000
Onondaga County, NY, Industrial Development Agency, Solid
  Waste Disposal Facility, Solvay Paperboard LLC, Series
  1998, AMT, 7%, 11/1/2030                                                                                          3,500,000
New York & New Jersey, Port Authority Revenue, Series 8,
  6.5%, 10/15/2008                                                                              5,390,000
New York & New Jersey Port Authority, Revenue, Series 6,
  6, 7/1/2013                                                                                   6,555,000
New York & New Jersey Port Authority, Revenue, Series 6,
  6%, 7/1/2015                                                                                  2,500,000
New York & New Jersey Port Authority, 6.9199992%,
  10/15/2014                                                                                    6,160,000
New York & New Jersey Port Authority, Special Obligation,
  Revenue, Continental/Eastern Project, Laguardia, 9.125%,
  12/1/2015                                                                                     3,150,000
Port Authority of New York & New Jersey, Special
  Obligation, JFK International Air Terminal, Split
  Amount, Series 1996, AMT, 7%, 10/1/2007                                                                           2,000,000
Suffolk County, NY, Industrial Development Agency,
  Southwest Sewer Symstem, FGIC, 6%, 2/1/2007                                                                       8,000,000
Triborough Bridge & Tunnel Authority, NY,  General Purpose
  Revenue,  Series A, 5.125%, 1/1/2018                                                                              6,500,000
Triborough Bridge & Tunnel Authority, NY,  General Purpose
  Revenue,  Series Y, 5.5%, 1/1/2017                                                                                5,050,000
North Carolina
Durham County, NC, Certificates of Participation, Jail
  Facilities & Computer Equipment Project, Prerefunded
  8/1/2008, 6.625%, 5/1/2014                                                                    5,500,000
North Carolina Eastern Municipal Power Agency, Power
  System Revenue, Series B, FGIC, 6%, 1/1/2018                                                                      8,775,000
North Carolina Eastern Municipal Power Agency Revenue,
  Series B, 6%, 1/1/2022                                                                       18,775,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, MBIA, 6%, 1/1/2011                                                                              8,235,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, MBIA, 5.25%, 1/1/2008                                                                           2,500,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electricity, Revenue, Series 1992, 7.25%, 1/1/2007                                                                5,000,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, Series 1993, 5.25%, 1/1/2009                                                                    8,500,000
State of North Carolina, General Obligation, Public School
  Building, 4.6%, 4/1/2013                                                                     16,500,000

                                                                 Pro Forma        Kemper Ohio Tax
                                                                 Combined        Free Market Value       Kemper Municipal
                       Security Name                         Par/Shares Amount          ($)            Bond Market Value ($)
                                                           ------------------------------------------------------------------
New Jersey State Turnpike Authority, Revenue, 9.1385%,
  1/1/2016                                                        3,830,000                                  4,904,085
New Jersey State Turnpike AuthorityRevenue, 6%, 1/1/2012          7,000,000                                  7,693,140
New Jersey State Turnpike AuthorityRevenue, 6%, 1/1/2013          5,000,000                                  5,494,500
New Jersey State Turnpike AuthorityRevenue, 6.17%, 1/1/2010      11,100,000                                 12,798,300
New Jersey State Turnpike Authority, 6.17%, 1/1/2011             12,140,000                                 14,558,895
New Mexico
Albuquerque, NM, Hospital Revenue, Southwest Community
  Health Services, 10%, 8/1/2003                                    525,000                                    570,218
Albuquerque, NM, Hospital Revenue, Southwest Community
  Health Services, Prerefunded 8/1/2008, 10.125%, 8/1/2012        4,000,000                                  5,025,960
Los Alamos County, NM, Utility Income, Revenue, Series A,
  6.1%, 7/1/2010                                                  4,400,000                                  4,678,388
New Mexico Mortgage Finance Authority, Revenue, Series
  E-2, 6.8%, 3/1/2031                                             7,440,000                                  8,036,613
Socorro, NM, Hospital System Revenue, Southwest Community
  Health Services, 10%, 8/1/2003                                    710,000                                    771,237
New York
Long Island Power Authority, NY Electric Systems Revenue,
  Series 1998 A, 5%, 12/1/2018                                    5,000,000
Long Island Power AuthorityZero Coupon, 6/1/2008                 14,500,000                                 10,102,440
Long Island Pwr Auth N Y Elec Sys RevRevenue, Zero Coupon,
  6/1/2012                                                        6,750,000                                  4,463,167
Metropolitan Transportation Authority of New York, Transit
  Facilities Revenue, Series 1993 O, 5.75%, 7/1/2013              6,775,000
Metropolitan Transportation Authority of New York,
  Transportation Facilities Revenue, Series C, 5.125%,
  7/1/2011                                                       10,000,000                                 10,196,000
Metropolitan Transportation Authority of New York, Transit
  Facilities Revenue, Series 1998 C, 5.125%, 7/1/2013             5,000,000                                  5,032,250
New York Metropolitan Transportation Authority, Revenue,
  Series Q, 5.125%, 7/1/2012                                      7,750,000                                  7,846,332
New York Metropolitan Transportation Authority, Revenue,
  Series O, 6.25%, 7/1/2014                                       6,000,000                                  6,450,600
New York Metropolitan Transportation Authority, Revenue,
  Series A, 6%, 4/1/2020                                          5,000,000                                  5,448,450
Monroe County, NY, Airport Authority, Airport Revenue,
  8.928%, 1/1/2014                                                2,005,000                                  2,241,630
Monroe County, NY, Airport Authority, Airport Revenue,
  8.9247%, 1/1/2015                                               2,515,000                                  2,806,664
Monroe County, NY, Airport Authority, Airport Revenue,
  9.2149%, 1/1/2016                                               1,915,000                                  2,170,365
Nassau County, Industrial Finance Authority, 5.75%,
  11/15/2015                                                      3,060,000                                  3,188,244
Nassau County, Industrial Finance Authority , 5.75%,
  11/15/2016                                                      4,250,000                                  4,424,760
New York City, NY, General Obligation, Series 1992 A,
  6.375%, 8/1/2004                                                5,000,000
New York City, NY, General Obligation, Series C, AMBAC,
  Prerefunded 8/1/02 at 101.50,  6.4%, 8/1/2004                     275,000
New York City, NY, General Obligation, Series 1995 B, 6%,
  8/15/2004                                                       3,425,000
New York, NY, General Obligation, Prerefunded 11/15/2001,
  8.4%, 11/15/2005                                                4,295,000                                  4,522,935
New York, NY, General Obligation, Series F, 8.4%,
  11/15/2005                                                        190,000                                    199,581
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2006                                    6,440,000                                  6,781,770
New York, NY, General Obligation, Series F, 8.4%,
  11/15/2006                                                        560,000                                    588,240
New York City, NY, General Obligation, Series E, ETM,
  MBIA, 7%, 12/1/2007                                             1,385,000
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2007                                    6,335,000                                  6,671,198
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2008                                   11,000,000                                 11,583,770
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2009                                    1,050,000                                  1,105,723
New York City, NY, General Obligation, Series 1995 E,
  6.5%, 2/15/2005                                                 7,000,000
New York, NY, General Obligation, Series A, Prerefunded
  8/15/2001, 7.75%, 8/15/2015                                     3,408,000                                  3,540,264
New York, NY, General Obligation, Series A, 7.75%,
  8/15/2015                                                          92,000                                     95,279
New York City, NY, General Obligation, Series 1996 G,
  6.75%, 2/1/2009                                                 2,000,000
New York, NY, General Obligation, Series J, 5.875%,
  2/15/2019                                                      16,060,000                                 16,398,544
New York City, NY, General Obligation, Series 1992 H,
  Prerefunded 1/1/2002 at 101.50,, 7%, 2/1/2005                       5,000
New York City, NY, General Obligation, Series H, 7%,
  2/1/2005                                                          480,000
New York City, NY, General Obligation, 6.5%, 5/15/2012            7,000,000
New York, NY, General Obligation, Series H, Prerefunded
  2/1/2002, 7%, 2/1/2007                                          2,760,000                                  2,884,310
New York, NY, General Obligation, Series H, 7%, 2/1/2007            240,000                                    249,904
New York, NY, Series G, 5%, 8/1/2018                              4,750,000                                  4,470,605
New York, NY, General Obligation, Series G, Zero Coupon,
  8/1/2009                                                       19,100,000                                 12,495,220
New York, NY, Series C, 5.3875%, 11/15/2017                       5,000,000
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, Prerefunded 6/15/2001,
  7%, 6/15/2015                                                     230,000                                    235,621
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, 7%, 6/15/2015                     740,000                                    758,085
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, Prerefunded 6/15/2001,
  7%, 6/15/2015                                                     530,000                                    542,953
New York NY City Transitional FIN Authority Revenue, 5%,
  5/1/2026                                                        4,000,000
New York, NY, City Industrial Development Agency Revenue,
  USTA National Tennis Center Project, 6.5%, 11/15/2010           3,485,000                                  3,749,372
New York City, NY, Industrial Development Agency Revenue,
  USTA National Tennis Center Project, 6.6%, 11/15/2011           3,000,000                                  3,246,750
New York State Dormitory Authority Revenue, City
  University, FGIC, Series D, 7%, 7/1/2009                        4,000,000
New York State Dormitory Authority Revenue, City
  University, Series C, FGIC, 7.5%, 7/1/2010                      5,750,000
New York State Dormitory Authority RevenueSeries 1993 A,
  5.5%, 5/15/2019                                                 1,500,000
New York State Dormitory Authority RevenueSeries 1993 C,
  5.25%, 5/15/2021                                                2,000,000
New York State Dormitory Authority, Revenue, State
  University Educational Facilities, Revenue, Prerefunded
  5/15/02, 7.25%, 5/15/2018                                       3,370,000                                  3,576,041
New York State Dormitory Authority, Revenue, State
  University Educational Facilities,  Revenue, Prerefunded
  5/15/2002, 7.25%, 5/15/2018                                       440,000                                    466,901
New York State Dormitory Authority, City University
  System, Consolidated Revenue, Series F, 5.375%, 7/1/2007        2,000,000
New York State Dormitory Authority, City University,
  Revenue, 5.75%, 7/1/2013                                        5,500,000                                  5,921,630
New York State Dormitory Authority Revenue, City
  University System, 6%, 7/1/2014                                 7,000,000                                  7,702,100
New York State Dormitory Authority,  City University
  System,  Revenue,  Series I, 5.125%, 7/1/2027                  19,100,000
New York State Dormitory Authority Revenue, State
  Universities Educational Facilities, Series B, 5%,
  5/15/2018                                                       7,000,000                                  6,704,880
New York State Dormitory Authority,  Mental Health
  Services,  Revenue, 5.25%, 8/15/2024                           10,250,000
New York State Dormitory Authority, Revenue Bond, 5.25%,
  5/15/2017                                                       3,500,000
New York State Environmental Facilities Corporation, State
  Water Pollution, Revolving Fund Revenue, Series A,
  Prerefunded 06/15/2001, 7.25%, 6/15/2010                        4,520,000                                  4,680,912
New York State Environment Facilities Corporation Revenue,
  Pollution Control, Prerefunded 6/15/2004, 6.875%,
  6/15/2014                                                       6,815,000                                  7,452,406
New York State Environmental Facilities Corporation, State
  Water Pollution Control, Revolving Fund Revenue, Series
  A, 7.25%, 6/15/2010                                               480,000                                    496,449
New York State Environmental Facilities Corporation
  Revenue, Pollution Control, 6.875%, 6/15/2014                   4,560,000                                  4,910,937
New York State Environmental Facilities Corporation
  Revenue, Pollution Control, Series C, 7.2%, 3/15/2011           2,500,000                                  2,554,950
New York State Local Assistance Corporation, Revenue,
  Series B, Prerefunded 4/1/2001, 7.5%, 4/1/2020                  7,000,000                                  7,212,800
New York State Medical Care Facilities Financial Agency
  Revenue, Prerefunded 2/15/2000, 7.75%, 8/15/2010                  805,000                                    839,051
New York State Medical Care Facilities Financial Agency
  Revenue, Series D, Prerefunded 2/15/2003, 6.45%,
  2/15/2009                                                       8,015,000                                  8,491,652
New York State Medical Care Facilities Financial Agency
  Revenue, Series A, Prerefunded 2/15/2005, 6.75%,
  8/15/2014                                                       8,000,000                                  8,847,600
New York State Thruway Authority Revenue, Local Highway &
  Bridge, 5.625%, 4/1/2012                                        5,470,000                                  5,765,270
New York St Twy Auth Svc Contract Rev, 5.5%, 4/1/2011             5,000,000
New York State thruway service contract, 5.75%, 4/1/2016         10,000,000                                 10,471,400
New York State Urban Development Corporation, State
  Facilities, Revenue, 5.6%, 4/1/2015                             4,655,000                                  4,852,185
New York State Urban Development Corporation, State
  Facilities, Revenue, 5.7%, 4/1/2020                             3,600,000                                  3,717,360
New York State, Urban Development Authority, Correctional
  Facilities, 6.5%, 1/1/2011                                      4,500,000
Onondaga County, NY, Industrial Development Agency, Solid
  Waste Disposal Facility, Solvay Paperboard LLC, Series
  1998, AMT, 7%, 11/1/2030                                        3,500,000
New York & New Jersey, Port Authority Revenue, Series 8,
  6.5%, 10/15/2008                                                5,390,000                                  5,575,955
New York & New Jersey Port Authority, Revenue, Series 6,
  6, 7/1/2013                                                     6,555,000                                  6,860,135
New York & New Jersey Port Authority, Revenue, Series 6,
  6%, 7/1/2015                                                    2,500,000                                  2,599,125
New York & New Jersey Port Authority, 6.9199992%,
  10/15/2014                                                      6,160,000                                  6,687,604
New York & New Jersey Port Authority, Special Obligation,
  Revenue, Continental/Eastern Project, Laguardia, 9.125%,
  12/1/2015                                                       3,150,000                                  3,237,034
Port Authority of New York & New Jersey, Special
  Obligation, JFK International Air Terminal, Split
  Amount, Series 1996, AMT, 7%, 10/1/2007                         2,000,000
Suffolk County, NY, Industrial Development Agency,
  Southwest Sewer Symstem, FGIC, 6%, 2/1/2007                     8,000,000
Triborough Bridge & Tunnel Authority, NY,  General Purpose
  Revenue,  Series A, 5.125%, 1/1/2018                            6,500,000
Triborough Bridge & Tunnel Authority, NY,  General Purpose
  Revenue,  Series Y, 5.5%, 1/1/2017                              5,050,000
North Carolina
Durham County, NC, Certificates of Participation, Jail
  Facilities & Computer Equipment Project, Prerefunded
  8/1/2008, 6.625%, 5/1/2014                                      5,500,000                                  5,659,225
North Carolina Eastern Municipal Power Agency, Power
  System Revenue, Series B, FGIC, 6%, 1/1/2018                    8,775,000
North Carolina Eastern Municipal Power Agency Revenue,
  Series B, 6%, 1/1/2022                                         18,775,000                                 20,243,580
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, MBIA, 6%, 1/1/2011                            8,235,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, MBIA, 5.25%, 1/1/2008                         2,500,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electricity, Revenue, Series 1992, 7.25%, 1/1/2007              5,000,000
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, Series 1993, 5.25%, 1/1/2009                  8,500,000
State of North Carolina, General Obligation, Public School
  Building, 4.6%, 4/1/2013                                       16,500,000                                 15,599,925

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
New Jersey State Turnpike Authority, Revenue, 9.1385%,
  1/1/2016                                                                                 4,904,085
New Jersey State Turnpike AuthorityRevenue, 6%, 1/1/2012                                   7,693,140
New Jersey State Turnpike AuthorityRevenue, 6%, 1/1/2013                                   5,494,500
New Jersey State Turnpike AuthorityRevenue, 6.17%, 1/1/2010                               12,798,300
New Jersey State Turnpike Authority, 6.17%, 1/1/2011                                      14,558,895
New Mexico
Albuquerque, NM, Hospital Revenue, Southwest Community
  Health Services, 10%, 8/1/2003                                                             570,218
Albuquerque, NM, Hospital Revenue, Southwest Community
  Health Services, Prerefunded 8/1/2008, 10.125%, 8/1/2012                                 5,025,960
Los Alamos County, NM, Utility Income, Revenue, Series A,
  6.1%, 7/1/2010                                                                           4,678,388
New Mexico Mortgage Finance Authority, Revenue, Series
  E-2, 6.8%, 3/1/2031                                                                      8,036,613
Socorro, NM, Hospital System Revenue, Southwest Community
  Health Services, 10%, 8/1/2003                                                             771,237
New York
Long Island Power Authority, NY Electric Systems Revenue,
  Series 1998 A, 5%, 12/1/2018                                      4,774,300              4,774,300
Long Island Power AuthorityZero Coupon, 6/1/2008                                          10,102,440
Long Island Pwr Auth N Y Elec Sys RevRevenue, Zero Coupon,
  6/1/2012                                                                                 4,463,167
Metropolitan Transportation Authority of New York, Transit
  Facilities Revenue, Series 1993 O, 5.75%, 7/1/2013                7,228,721              7,228,721
Metropolitan Transportation Authority of New York,
  Transportation Facilities Revenue, Series C, 5.125%,
  7/1/2011                                                                                10,196,000
Metropolitan Transportation Authority of New York, Transit
  Facilities Revenue, Series 1998 C, 5.125%, 7/1/2013                                      5,032,250
New York Metropolitan Transportation Authority, Revenue,
  Series Q, 5.125%, 7/1/2012                                                               7,846,332
New York Metropolitan Transportation Authority, Revenue,
  Series O, 6.25%, 7/1/2014                                                                6,450,600
New York Metropolitan Transportation Authority, Revenue,
  Series A, 6%, 4/1/2020                                                                   5,448,450
Monroe County, NY, Airport Authority, Airport Revenue,
  8.928%, 1/1/2014                                                                         2,241,630
Monroe County, NY, Airport Authority, Airport Revenue,
  8.9247%, 1/1/2015                                                                        2,806,664
Monroe County, NY, Airport Authority, Airport Revenue,
  9.2149%, 1/1/2016                                                                        2,170,365
Nassau County, Industrial Finance Authority, 5.75%,
  11/15/2015                                                                               3,188,244
Nassau County, Industrial Finance Authority , 5.75%,
  11/15/2016                                                                               4,424,760
New York City, NY, General Obligation, Series 1992 A,
  6.375%, 8/1/2004                                                  5,216,350              5,216,350
New York City, NY, General Obligation, Series C, AMBAC,
  Prerefunded 8/1/02 at 101.50,  6.4%, 8/1/2004                       288,279                288,279
New York City, NY, General Obligation, Series 1995 B, 6%,
  8/15/2004                                                         3,595,428              3,595,428
New York, NY, General Obligation, Prerefunded 11/15/2001,
  8.4%, 11/15/2005                                                                         4,522,935
New York, NY, General Obligation, Series F, 8.4%,
  11/15/2005                                                                                 199,581
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2006                                                             6,781,770
New York, NY, General Obligation, Series F, 8.4%,
  11/15/2006                                                                                 588,240
New York City, NY, General Obligation, Series E, ETM,
  MBIA, 7%, 12/1/2007                                               1,467,615              1,467,615
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2007                                                             6,671,198
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2008                                                            11,583,770
New York, NY, General Obligation, Series F, Prerefunded
  11/15/2001, 8.4%, 11/15/2009                                                             1,105,723
New York City, NY, General Obligation, Series 1995 E,
  6.5%, 2/15/2005                                                   7,504,420              7,504,420
New York, NY, General Obligation, Series A, Prerefunded
  8/15/2001, 7.75%, 8/15/2015                                                              3,540,264
New York, NY, General Obligation, Series A, 7.75%,
  8/15/2015                                                                                   95,279
New York City, NY, General Obligation, Series 1996 G,
  6.75%, 2/1/2009                                                   2,250,040              2,250,040
New York, NY, General Obligation, Series J, 5.875%,
  2/15/2019                                                                               16,398,544
New York City, NY, General Obligation, Series 1992 H,
  Prerefunded 1/1/2002 at 101.50,, 7%, 2/1/2005                         5,226                  5,226
New York City, NY, General Obligation, Series H, 7%,
  2/1/2005                                                            499,809                499,809
New York City, NY, General Obligation, 6.5%, 5/15/2012              7,813,330              7,813,330
New York, NY, General Obligation, Series H, Prerefunded
  2/1/2002, 7%, 2/1/2007                                                                   2,884,310
New York, NY, General Obligation, Series H, 7%, 2/1/2007                                     249,904
New York, NY, Series G, 5%, 8/1/2018                                                       4,470,605
New York, NY, General Obligation, Series G, Zero Coupon,
  8/1/2009                                                                                12,495,220
New York, NY, Series C, 5.3875%, 11/15/2017                         5,021,050              5,021,050
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, Prerefunded 6/15/2001,
  7%, 6/15/2015                                                                              235,621
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, 7%, 6/15/2015                                              758,085
New York, NY, City Municipal Water Financial Authority,
  Revenue, Water & Sewer Systems, Prerefunded 6/15/2001,
  7%, 6/15/2015                                                                              542,953
New York NY City Transitional FIN Authority Revenue, 5%,
  5/1/2026                                                          3,714,840              3,714,840
New York, NY, City Industrial Development Agency Revenue,
  USTA National Tennis Center Project, 6.5%, 11/15/2010                                    3,749,372
New York City, NY, Industrial Development Agency Revenue,
  USTA National Tennis Center Project, 6.6%, 11/15/2011                                    3,246,750
New York State Dormitory Authority Revenue, City
  University, FGIC, Series D, 7%, 7/1/2009                          4,445,000              4,445,000
New York State Dormitory Authority Revenue, City
  University, Series C, FGIC, 7.5%, 7/1/2010                        6,702,602              6,702,602
New York State Dormitory Authority RevenueSeries 1993 A,
  5.5%, 5/15/2019                                                   1,537,680              1,537,680
New York State Dormitory Authority RevenueSeries 1993 C,
  5.25%, 5/15/2021                                                  1,976,480              1,976,480
New York State Dormitory Authority, Revenue, State
  University Educational Facilities, Revenue, Prerefunded
  5/15/02, 7.25%, 5/15/2018                                                                3,576,041
New York State Dormitory Authority, Revenue, State
  University Educational Facilities,  Revenue, Prerefunded
  5/15/2002, 7.25%, 5/15/2018                                                                466,901
New York State Dormitory Authority, City University
  System, Consolidated Revenue, Series F, 5.375%, 7/1/2007          2,067,040              2,067,040
New York State Dormitory Authority, City University,
  Revenue, 5.75%, 7/1/2013                                                                 5,921,630
New York State Dormitory Authority Revenue, City
  University System, 6%, 7/1/2014                                                          7,702,100
New York State Dormitory Authority,  City University
  System,  Revenue,  Series I, 5.125%, 7/1/2027                    17,977,684             17,977,684
New York State Dormitory Authority Revenue, State
  Universities Educational Facilities, Series B, 5%,
  5/15/2018                                                                                6,704,880
New York State Dormitory Authority,  Mental Health
  Services,  Revenue, 5.25%, 8/15/2024                              9,892,172              9,892,172
New York State Dormitory Authority, Revenue Bond, 5.25%,
  5/15/2017                                                         3,482,745              3,482,745
New York State Environmental Facilities Corporation, State
  Water Pollution, Revolving Fund Revenue, Series A,
  Prerefunded 06/15/2001, 7.25%, 6/15/2010                                                 4,680,912
New York State Environment Facilities Corporation Revenue,
  Pollution Control, Prerefunded 6/15/2004, 6.875%,
  6/15/2014                                                                                7,452,406
New York State Environmental Facilities Corporation, State
  Water Pollution Control, Revolving Fund Revenue, Series
  A, 7.25%, 6/15/2010                                                                        496,449
New York State Environmental Facilities Corporation
  Revenue, Pollution Control, 6.875%, 6/15/2014                                            4,910,937
New York State Environmental Facilities Corporation
  Revenue, Pollution Control, Series C, 7.2%, 3/15/2011                                    2,554,950
New York State Local Assistance Corporation, Revenue,
  Series B, Prerefunded 4/1/2001, 7.5%, 4/1/2020                                           7,212,800
New York State Medical Care Facilities Financial Agency
  Revenue, Prerefunded 2/15/2000, 7.75%, 8/15/2010                                           839,051
New York State Medical Care Facilities Financial Agency
  Revenue, Series D, Prerefunded 2/15/2003, 6.45%,
  2/15/2009                                                                                8,491,652
New York State Medical Care Facilities Financial Agency
  Revenue, Series A, Prerefunded 2/15/2005, 6.75%,
  8/15/2014                                                                                8,847,600
New York State Thruway Authority Revenue, Local Highway &
  Bridge, 5.625%, 4/1/2012                                                                 5,765,270
New York St Twy Auth Svc Contract Rev, 5.5%, 4/1/2011               5,259,300              5,259,300
New York State thruway service contract, 5.75%, 4/1/2016                                  10,471,400
New York State Urban Development Corporation, State
  Facilities, Revenue, 5.6%, 4/1/2015                                                      4,852,185
New York State Urban Development Corporation, State
  Facilities, Revenue, 5.7%, 4/1/2020                                                      3,717,360
New York State, Urban Development Authority, Correctional
  Facilities, 6.5%, 1/1/2011                                        5,111,550              5,111,550
Onondaga County, NY, Industrial Development Agency, Solid
  Waste Disposal Facility, Solvay Paperboard LLC, Series
  1998, AMT, 7%, 11/1/2030                                          3,330,005              3,330,005
New York & New Jersey, Port Authority Revenue, Series 8,
  6.5%, 10/15/2008                                                                         5,575,955
New York & New Jersey Port Authority, Revenue, Series 6,
  6, 7/1/2013                                                                              6,860,135
New York & New Jersey Port Authority, Revenue, Series 6,
  6%, 7/1/2015                                                                             2,599,125
New York & New Jersey Port Authority, 6.9199992%,
  10/15/2014                                                                               6,687,604
New York & New Jersey Port Authority, Special Obligation,
  Revenue, Continental/Eastern Project, Laguardia, 9.125%,
  12/1/2015                                                                                3,237,034
Port Authority of New York & New Jersey, Special
  Obligation, JFK International Air Terminal, Split
  Amount, Series 1996, AMT, 7%, 10/1/2007                           2,075,440              2,075,440
Suffolk County, NY, Industrial Development Agency,
  Southwest Sewer Symstem, FGIC, 6%, 2/1/2007                       8,579,520              8,579,520
Triborough Bridge & Tunnel Authority, NY,  General Purpose
  Revenue,  Series A, 5.125%, 1/1/2018                              6,305,390              6,305,390
Triborough Bridge & Tunnel Authority, NY,  General Purpose
  Revenue,  Series Y, 5.5%, 1/1/2017                                5,227,457              5,227,457
North Carolina
Durham County, NC, Certificates of Participation, Jail
  Facilities & Computer Equipment Project, Prerefunded
  8/1/2008, 6.625%, 5/1/2014                                                               5,659,225
North Carolina Eastern Municipal Power Agency, Power
  System Revenue, Series B, FGIC, 6%, 1/1/2018                      9,485,073              9,485,073
North Carolina Eastern Municipal Power Agency Revenue,
  Series B, 6%, 1/1/2022                                                                  20,243,580
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, MBIA, 6%, 1/1/2011                              8,931,681              8,931,681
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, MBIA, 5.25%, 1/1/2008                           2,578,150              2,578,150
North Carolina Municipal Power Agency No. 1, Catawba
  Electricity, Revenue, Series 1992, 7.25%, 1/1/2007                5,663,550              5,663,550
North Carolina Municipal Power Agency No. 1, Catawba
  Electric Revenue, Series 1993, 5.25%, 1/1/2009                    8,767,835              8,767,835
State of North Carolina, General Obligation, Public School
  Building, 4.6%, 4/1/2013                                                                15,599,925

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
North DakotaBismarck, ND, Hospital Revenue, St. Alexius Medical
  Center, Series 1991, AMBAC, Zero Coupon, 5/1/2002                                                                 2,850,000
North Dakota State Financial Agency Revenue, Single Family
  Mortgage, Series A, 8.05%, 1/1/2024                                                             430,000
Ohio
Akron Ohio Econ Dev, 6%, 12/1/2012                                                                                  1,000,000
Akron, OH, Sewer System, Revenue, 5.9%, 12/1/2011                             385,000
Athens County, OH, Economic Development, Revenue, Ohio
  Athens Inc. Project, 6.25%, 11/1/2011                                       500,000
Avon, OH, Local School District, General Obligation, 6.5%,
  12/1/2015                                                                   940,000
Batavia, OH, Local School District, General Obligation,
  Prerefunded 12/01/2005, 7%, 12/1/2014                                       500,000
Beavercreek, OH, Local School District, General
  Obligation, Series 1996, 6.6%, 12/1/2015                                    500,000                               1,000,000
Big Walnut, OH, Local School District, General Obligation,
  zero coupon, 12/1/2012                                                      420,000
Bowling Green State University, Ohio Gen Receipts, 5.75%,
  6/1/2013                                                                    125,000
Bowling Green State University, Ohio Gen Receipts, 5.75%,
  6/1/2016                                                                    250,000
Clermont County, OH, Hospital Facilities Revenue, Mercy
  Health Center, Series A, Prerefunded 9/1/2019, 7.5%,
  9/1/2019                                                                                      2,205,000
Cleveland-Cuyahoga County, OH, Port Development Revenue,
  C&P Docks Project, 6%, 3/1/2007                                             485,000           1,205,000             965,000
Cleveland, OH, General Obligation, Series A, Prerefunded
  07/01/2002, 6.3%, 7/1/2006                                                                                        1,000,000
Cleveland, OH, Parking Facility Revenue, 6%, 9/15/2009                                                              1,385,000
Cleveland, OH Public Power Systems Revenue, Capital
  Appreciation, First Mortgage, Series 1994A, Zero Coupon,
  11/15/2012                                                                                                        2,250,000
Cleveland, OH, Public Power System Revenue, Series 1996-1,
  6%, 11/15/2011                                                                                                    1,050,000
Cleveland, OH, Public Power System Revenue, Prerefunded,
  Series A, 7%, 11/15/2017                                                                        510,000
Cleveland, OH, Public Power System Revenue, Prerefunded,
  Series A, 7%, 11/15/2017                                                                                            145,000
Cleveland, OH, Public Power System Revenue, Unrefunded
  Balance, Series A, 7%, 11/15/2017                                                               340,000
Cleveland, OH, Public Power System Revenue, Unrefunded
  Balance, Series A, 7%, 11/15/2017                                                                                   605,000
CLEVELAND OHIO PUB PWR SYSTEMS, Prefunded 11/15/2001, 7%,
  11/15/2017                                                                  150,000
CLEVELAND OHIO PUB PWR SYSTEMS, 7%, 11/15/2017                                600,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, zero
  coupon, 12/1/2008                                                           825,000
Cleveland, OH, Non Taxable Revenue Bond, Cleveland
  Stadium, Series A, 12/1/2011                                                                                        820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series A,
  12/1/2014                                                                                                           820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series A,
  12/1/2017                                                                                                           820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, zero
  coupon, 12/1/2020                                                           820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, 12/1/2012                     815,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series B,
  12/1/2015                                                                                                           815,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series B,
  12/1/2018                                                                                                           815,000
Cleveland, OH, Urban Renewal Tax Increment Rock & Roll
  Hall of Fame and Museum Project, 6.75%, 3/15/2018                                                                 1,000,000
Cleveland, OH, Water Works Revenue, MBIA Insured, Series
  1993G, 5.5%, 1/1/2013                                                                                            10,000,000
Cleveland, OH, Waterworks Revenue, Series B, Prerefunded
  1/1/2002, 6.5%, 1/1/2011                                                                      4,195,000
Cleveland, OH, Waterworks Revenue, Series B, 6.5%, 1/1/2011                                       385,000
Cleveland, OH, Waterworks Revenue, Series I, 5%, 1/1/2017                                                           1,000,000
Cleveland, OH, Waterworks Revenue, Prerefunded 01/01/2002,
  6.25%, 1/1/2015                                                             615,000
Cleveland, OH, Waterworks Revenue, 6.25%, 1/1/2015                             25,000
Columbus, OH, General Obligation, Unlimited Tax, Sewer
  Improvement, Prerefunded 05/01/2003, 6%, 5/1/2013                                                                 1,000,000
Crawford County, OH, General Obligation, Prerefunded
  12/01/20004, 6.75%, 12/1/2019                                               700,000
Cuyahoga County, OH, General Obligation, 5.65%, 5/15/2018                     500,000
Cuyahoga County, OH, 5%, 12/1/2020                                          1,000,000
Cuyahoga County, OH, General Obligation, Jail Facilities,
  Series 1991, ETM, Zero Coupon, 10/1/2002                                                                          1,500,000
Cuyahoga County, OH, Hospital Revenue, Meridia Health
  System, Prerefunded 8/15/2005, 6.25%, 8/15/2014                             950,000           7,050,000
Cuyahoga County, OH, Hospital Facilities Revenue, Health
  Cleveland Inc., Series 1993, 6.25%, 8/15/2010                                                                     1,000,000
Cuyahoga County, OH, Multifamily Housing Revenue, 6.5%,
  10/20/2020                                                                1,000,000
Dublin, OH, City School District, General Obligation,
  12/1/2011                                                                 1,095,000
Edon Township, OH, Local School District, General
  Obligation, 6%, 12/1/2019                                                   475,000
Fairfield, OH, City School District, 7.2%, 12/1/2009                                                                1,000,000
Fayette County, OH, Rattlesnake Improvement Area, General
  Obligation, 5.9%, 12/1/2013                                                 135,000
Finneytown, OH, Local School District, General Obligation,
  6.2%, 12/1/2017                                                             320,000
Franklin County, OH , Health Care Facilities, Revenue
  Refunding, Ohio Presbyterian Services, Series 1997,
  5.25%, 7/2/2008                                                                                                     500,000
Franklin County, OH, Health Care Facilities, Revenue
  Refunding, Ohio Presbyterian Services, Series 1997,
  5.5%, 7/1/2017                                                                                                    1,000,000
Franklin County, OH, Riverside United Methodist Hospital,
  Series A, 5.75%, 5/15/2012                                                                                        1,950,000
Franklin, OH, Muskingum County Local School District,
  General Obligation, 6.5%, 12/1/2013                                         500,000
Gateway Economic Development Corporation of Cleveland, OH,
  Stadium Revenue, 6.5%, 9/15/2014                                                                                  4,000,000
Green Springs, OH, Health Care, Revenue, St Francis Health
  Care Center Project, Series A, 7%, 5/15/2014                                400,000           4,235,000
Green Springs, OH, Health Care, Revenue, St Francis Health
  Care Center Project, Series A, 7.125%, 5/15/2025                                              4,405,000
Hamilton County, OH, 5%, 12/1/2024                                          1,000,000
Hamilton County, OH, Health System Revenue, Franciscan
  Sisters of the Poor Health System, Providence Hospital,
  Series 1992, 6.8%, 7/1/2008                                                                                       2,000,000
Hamilton County, OH, 5.75%, 12/1/2014                                                           2,000,000
Hamilton County, OH, 5.75%, 12/1/2015                                         240,000           4,000,000
Hamilton County, OH, Sewer System Revenue, Improvement and
  Refunding, FGIC Insured, 5.45%, 12/1/2009                                                                         1,000,000
Highland Heights, OH, General Obligation, 6.15%, 12/1/2012                    145,000
Hilliard, OH, School District, Series 1996A, Zero Coupon,
  FGIC Insured, 12/1/2012                                                                                           1,655,000
Huber Heights, OH, Water System Revenue, Capital
  Appreciation, Zero Coupon, 12/1/2012                                                                              1,005,000
Lakeview, OH, Local School District, General Obligation,
  Prerefunded 12/01/2004, 6.9%, 12/1/2014                                     700,000
Liberty, OH, Local School District, General Obligation,
  12/1/2014                                                                   570,000
Liberty, OH, Local School District, General Obligation,
  12/1/2011                                                                   250,000
Liberty, OH, Local School District, 12/1/2012                                 255,000
Lorain County, OH, Hospital Refunding Revenue, Humility of
  Mary Health Care System, Series A, Prerefunded
  12/15/2005, 5.9%, 12/15/2008                                                                                      1,000,000
Lorain, OH, Hospital Authority Refunding Revenue, Lakeland
  Community Hospital Inc., 6.5%, 11/15/2012                                                                         1,000,000
Lucas County, OH, General Obligation, 6.05%, 12/1/2013                        130,000
Lucas County, OH, Health Facilities Revenue, Ohio
  Presbyterian, Series A, 6.625%, 7/1/2014                                                      2,000,000
Lucas County, OH, Health Facilities Revenue, Ohio
  Presbyterian, Series A, 6.75%, 7/1/2020                                                       2,000,000
Lucas County, OH, Hospital Revenue, Flower Hospital,
  Series 1993, Prerefunded 12/01/2004, 6.125%, 12/1/2013                                                            1,375,000
Marion County, OH, Health Care Facilities, Revenue, Church
  Homes Project, 6.375%, 11/15/2010                                           260,000           3,480,000
Marion County, OH, Health Care Facilities, Revenue, Church
  Homes Project, 6.3%, 11/15/2015                                             400,000           2,950,000
Miami County, OH, Revenue Refunding, Hospital Upper
  Valley,Series 1996 C, 6.25%, 5/15/2013                                                                            1,000,000
Napoleon, OH, Health Care Facility, Lutheran Orphans' and
  Old Folks' Home Society, Revenue, 6.875%, 8/1/2023                          445,000
North Olmsted, OH, General Obligation,, 6.25%, 12/15/2012                                                           1,500,000
North Olmstead, OH, General Obligation, 6.2%, 12/1/2011                                                             2,000,000
Northeast Ohio Regional Sewer District, Wastewater
  Revenue, Prerefunded 11/15/2001, 6.5%, 11/15/2016                           300,000
Northeast Ohio Regional Sewer District, Wastewater
  Improvement Revenue Refunding, 5.5%, 11/15/2012                                                                   1,550,000
Ohio Housing Finance Agency, Multifamily Housing, Westlake
  Apartments Project, Revenue, 5.85%, 12/1/2016                               300,000
Ohio Housing Finance Agency, GNMA Single Familty Mortgage
  Revenue, Prerefunded 1/15/2013, Zero Coupon, 1/15/2015                    1,000,000           3,360,000
Ohio Housing Finance Agency, Single Family Mortgage
  Revenue, Zero Coupon, Prerefunded 7/15/2013, 1/15/2015                                        3,515,000
Ohio General Obligation, Series 1994, 6%, 8/1/2010                                                                  1,000,000
Ohio State General Obligation(Series B), 5.625%, 5/1/2015                   1,000,000
Ohio State Building Authority, Adult Correctional Building
  Fund, Revenue, 6.125%, 10/1/2012                                            310,000
Ohio State Building Authority, Toledo Government Office
  Building, Series A, Prerefunded 04/01/2003, 8%, 10/1/2027                                                           500,000
Ohio State Building Authority, Revenue, Prerefunded
  06/01/2001, 6.25%, 6/1/2011                                                 215,000
Ohio State Building Authority, Administrative Building
  Funds Project Revenue, 6.3%, 10/1/2011                                      140,000
Ohio State Building Authority, Juvenile Correctional
  Building Authority, Prerefunded 10/01/2004, 6.6%,
  10/1/2014                                                                   200,000
Ohio State Building Authority, 5.375%, 10/1/2013                                                                    1,000,000
Ohio State Building AuthorityAdult Correctional - A,
  5.75%, 4/1/2012                                                                               2,400,000
Ohio State Building Authority, 5.75%, 4/1/2013                                                  1,000,000
Ohio State Higher Education Facility, Dominican College,
  Revenue, 6.625%, 12/1/2014                                                  600,000
Ohio State Higher Education Facility, University of
  Dayton, Revenue, 6.6%, 12/1/2017                                            430,000
Ohio Higher Education Facility Commission,, University of
  Findlay Project, Revenue, 6.125%, 9/1/2016                                  400,000
Ohio State Higher Education Facility, Xavier University,
  Revenue, 6%, 5/15/2011                                                      240,000
Ohio State Higher Education Facility, Series 1997 A,
  Step-Up Coupon 0% to 7/1/2000, 6.5% to, 7/1/2008                                                                  2,325,000
Ohio Higher Education Facilities Revenue, Case Western
  Reserve University, Series B, 6.5%, 10/1/2020                                                                     2,250,000
Ohio Higher Educational Facility Commission, Refunding
  Revenue, Case Western Reserve University, 6%, 10/1/2014                                                           1,000,000
Ohio Public Facilities Commission, Higher Educational
  Capital Facilities Revenue, Series 2B, 5.4%, 11/1/2007                                                            1,500,000
Ohio State University, General Receipts, 6%, 12/1/2016                                                              1,000,000
Ohio State University, General Receipts, 6%, 12/1/2017                        560,000                                 500,000
Ohio State Water Development Authority, Pollution Control,
  Revenue, 6.1%, 8/1/2020                                                   1,000,000
Ohio State Water Development Authority, Revenue, Bay Shore
  Project, Series A, 5.875%, 9/1/2020                                         200,000           3,550,000             500,000
Olentangy, OH, Local School District, General Obligation,
  Prerefunded 12/01/01, 6.35%, 12/1/2017                                      150,000
Olentangy, OH, Local School District, General Obligation,
  5.85%, 12/1/2007                                                            400,000

                                                                 Pro Forma        Kemper Ohio Tax
                                                                 Combined        Free Market Value       Kemper Municipal
                       Security Name                         Par/Shares Amount          ($)            Bond Market Value ($)
                                                           ------------------------------------------------------------------
North Dakota
Bismarck, ND, Hospital Revenue, St. Alexius Medical
  Center, Series 1991, AMBAC, Zero Coupon, 5/1/2002               2,850,000
North Dakota State Financial Agency Revenue, Single Family
  Mortgage, Series A, 8.05%, 1/1/2024                               430,000                                    436,174
Ohio
Akron Ohio Econ Dev, 6%, 12/1/2012                                1,000,000
Akron, OH, Sewer System, Revenue, 5.9%, 12/1/2011                   385,000             409,281
Athens County, OH, Economic Development, Revenue, Ohio
  Athens Inc. Project, 6.25%, 11/1/2011                             500,000             483,300
Avon, OH, Local School District, General Obligation, 6.5%,
  12/1/2015                                                         940,000           1,082,720
Batavia, OH, Local School District, General Obligation,
  Prerefunded 12/01/2005, 7%, 12/1/2014                             500,000             564,525
Beavercreek, OH, Local School District, General
  Obligation, Series 1996, 6.6%, 12/1/2015                        1,500,000             577,690
Big Walnut, OH, Local School District, General Obligation,
  zero coupon, 12/1/2012                                            420,000             226,140
Bowling Green State University, Ohio Gen Receipts, 5.75%,
  6/1/2013                                                          125,000             131,731
Bowling Green State University, Ohio Gen Receipts, 5.75%,
  6/1/2016                                                          250,000             259,552
Clermont County, OH, Hospital Facilities Revenue, Mercy
  Health Center, Series A, Prerefunded 9/1/2019, 7.5%,
  9/1/2019                                                        2,205,000                                  2,232,452
Cleveland-Cuyahoga County, OH, Port Development Revenue,
  C&P Docks Project, 6%, 3/1/2007                                 2,655,000             469,989              1,167,705
Cleveland, OH, General Obligation, Series A, Prerefunded
  07/01/2002, 6.3%, 7/1/2006                                      1,000,000
Cleveland, OH, Parking Facility Revenue, 6%, 9/15/2009            1,385,000
Cleveland, OH Public Power Systems Revenue, Capital
  Appreciation, First Mortgage, Series 1994A, Zero Coupon,
  11/15/2012                                                      2,250,000
Cleveland, OH, Public Power System Revenue, Series 1996-1,
  6%, 11/15/2011                                                  1,050,000
Cleveland, OH, Public Power System Revenue, Prerefunded,
  Series A, 7%, 11/15/2017                                          510,000                                    532,251
Cleveland, OH, Public Power System Revenue, Prerefunded,
  Series A, 7%, 11/15/2017                                          145,000
Cleveland, OH, Public Power System Revenue, Unrefunded
  Balance, Series A, 7%, 11/15/2017                                 340,000                                    353,372
Cleveland, OH, Public Power System Revenue, Unrefunded
  Balance, Series A, 7%, 11/15/2017                                 605,000
CLEVELAND OHIO PUB PWR SYSTEMS, Prefunded 11/15/2001, 7%,
  11/15/2017                                                        150,000             156,631
CLEVELAND OHIO PUB PWR SYSTEMS, 7%, 11/15/2017                      600,000             624,408
Cleveland, OH, Revenue Bond, Cleveland Stadium, zero
  coupon, 12/1/2008                                                 825,000             524,394
Cleveland, OH, Non Taxable Revenue Bond, Cleveland
  Stadium, Series A, 12/1/2011                                      820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series A,
  12/1/2014                                                         820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series A,
  12/1/2017                                                         820,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, zero
  coupon, 12/1/2020                                                 820,000             262,826
Cleveland, OH, Revenue Bond, Cleveland Stadium, 12/1/2012           815,000             412,838
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series B,
  12/1/2015                                                         815,000
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series B,
  12/1/2018                                                         815,000
Cleveland, OH, Urban Renewal Tax Increment Rock & Roll
  Hall of Fame and Museum Project, 6.75%, 3/15/2018               1,000,000
Cleveland, OH, Water Works Revenue, MBIA Insured, Series
  1993G, 5.5%, 1/1/2013                                          10,000,000
Cleveland, OH, Waterworks Revenue, Series B, Prerefunded
  1/1/2002, 6.5%, 1/1/2011                                        4,195,000                                  4,368,840
Cleveland, OH, Waterworks Revenue, Series B, 6.5%, 1/1/2011         385,000                                    400,349
Cleveland, OH, Waterworks Revenue, Series I, 5%, 1/1/2017         1,000,000
Cleveland, OH, Waterworks Revenue, Prerefunded 01/01/2002,
  6.25%, 1/1/2015                                                   615,000             638,874
Cleveland, OH, Waterworks Revenue, 6.25%, 1/1/2015                   25,000              25,859
Columbus, OH, General Obligation, Unlimited Tax, Sewer
  Improvement, Prerefunded 05/01/2003, 6%, 5/1/2013               1,000,000
Crawford County, OH, General Obligation, Prerefunded
  12/01/20004, 6.75%, 12/1/2019                                     700,000             771,127
Cuyahoga County, OH, General Obligation, 5.65%, 5/15/2018           500,000             524,480
Cuyahoga County, OH, 5%, 12/1/2020                                1,000,000             952,030
Cuyahoga County, OH, General Obligation, Jail Facilities,
  Series 1991, ETM, Zero Coupon, 10/1/2002                        1,500,000
Cuyahoga County, OH, Hospital Revenue, Meridia Health
  System, Prerefunded 8/15/2005, 6.25%, 8/15/2014                 8,000,000           1,034,531              7,677,309
Cuyahoga County, OH, Hospital Facilities Revenue, Health
  Cleveland Inc., Series 1993, 6.25%, 8/15/2010                   1,000,000
Cuyahoga County, OH, Multifamily Housing Revenue, 6.5%,
  10/20/2020                                                      1,000,000           1,035,770
Dublin, OH, City School District, General Obligation,
  12/1/2011                                                       1,095,000             629,844
Edon Township, OH, Local School District, General
  Obligation, 6%, 12/1/2019                                         475,000             509,190
Fairfield, OH, City School District, 7.2%, 12/1/2009              1,000,000
Fayette County, OH, Rattlesnake Improvement Area, General
  Obligation, 5.9%, 12/1/2013                                       135,000             138,329
Finneytown, OH, Local School District, General Obligation,
  6.2%, 12/1/2017                                                   320,000             357,177
Franklin County, OH , Health Care Facilities, Revenue
  Refunding, Ohio Presbyterian Services, Series 1997,
  5.25%, 7/2/2008                                                   500,000
Franklin County, OH, Health Care Facilities, Revenue
  Refunding, Ohio Presbyterian Services, Series 1997,
  5.5%, 7/1/2017                                                  1,000,000
Franklin County, OH, Riverside United Methodist Hospital,
  Series A, 5.75%, 5/15/2012                                      1,950,000
Franklin, OH, Muskingum County Local School District,
  General Obligation, 6.5%, 12/1/2013                               500,000             566,965
Gateway Economic Development Corporation of Cleveland, OH,
  Stadium Revenue, 6.5%, 9/15/2014                                4,000,000
Green Springs, OH, Health Care, Revenue, St Francis Health
  Care Center Project, Series A, 7%, 5/15/2014                    4,635,000             339,096              3,590,178
Green Springs, OH, Health Care, Revenue, St Francis Health
  Care Center Project, Series A, 7.125%, 5/15/2025                4,405,000                                  3,549,945
Hamilton County, OH, 5%, 12/1/2024                                1,000,000             926,910
Hamilton County, OH, Health System Revenue, Franciscan
  Sisters of the Poor Health System, Providence Hospital,
  Series 1992, 6.8%, 7/1/2008                                     2,000,000
Hamilton County, OH, 5.75%, 12/1/2014                             2,000,000                                  2,109,680
Hamilton County, OH, 5.75%, 12/1/2015                             4,240,000             251,817              4,196,960
Hamilton County, OH, Sewer System Revenue, Improvement and
  Refunding, FGIC Insured, 5.45%, 12/1/2009                       1,000,000
Highland Heights, OH, General Obligation, 6.15%, 12/1/2012          145,000             151,699
Hilliard, OH, School District, Series 1996A, Zero Coupon,
  FGIC Insured, 12/1/2012                                         1,655,000
Huber Heights, OH, Water System Revenue, Capital
  Appreciation, Zero Coupon, 12/1/2012                            1,005,000
Lakeview, OH, Local School District, General Obligation,
  Prerefunded 12/01/2004, 6.9%, 12/1/2014                           700,000             774,774
Liberty, OH, Local School District, General Obligation,
  12/1/2014                                                         570,000             269,741
Liberty, OH, Local School District, General Obligation,
  12/1/2011                                                         250,000             143,800
Liberty, OH, Local School District, 12/1/2012                       255,000             138,023
Lorain County, OH, Hospital Refunding Revenue, Humility of
  Mary Health Care System, Series A, Prerefunded
  12/15/2005, 5.9%, 12/15/2008                                    1,000,000
Lorain, OH, Hospital Authority Refunding Revenue, Lakeland
  Community Hospital Inc., 6.5%, 11/15/2012                       1,000,000
Lucas County, OH, General Obligation, 6.05%, 12/1/2013              130,000             138,126
Lucas County, OH, Health Facilities Revenue, Ohio
  Presbyterian, Series A, 6.625%, 7/1/2014                        2,000,000                                  1,944,820
Lucas County, OH, Health Facilities Revenue, Ohio
  Presbyterian, Series A, 6.75%, 7/1/2020                         2,000,000                                  1,876,280
Lucas County, OH, Hospital Revenue, Flower Hospital,
  Series 1993, Prerefunded 12/01/2004, 6.125%, 12/1/2013          1,375,000
Marion County, OH, Health Care Facilities, Revenue, Church
  Homes Project, 6.375%, 11/15/2010                               3,740,000             246,516              3,299,527
Marion County, OH, Health Care Facilities, Revenue, Church
  Homes Project, 6.3%, 11/15/2015                                 3,350,000             361,580              2,666,652
Miami County, OH, Revenue Refunding, Hospital Upper
  Valley,Series 1996 C, 6.25%, 5/15/2013                          1,000,000
Napoleon, OH, Health Care Facility, Lutheran Orphans' and
  Old Folks' Home Society, Revenue, 6.875%, 8/1/2023                445,000             473,560
North Olmsted, OH, General Obligation,, 6.25%, 12/15/2012         1,500,000
North Olmstead, OH, General Obligation, 6.2%, 12/1/2011           2,000,000
Northeast Ohio Regional Sewer District, Wastewater
  Revenue, Prerefunded 11/15/2001, 6.5%, 11/15/2016                 300,000             308,991
Northeast Ohio Regional Sewer District, Wastewater
  Improvement Revenue Refunding, 5.5%, 11/15/2012                 1,550,000
Ohio Housing Finance Agency, Multifamily Housing, Westlake
  Apartments Project, Revenue, 5.85%, 12/1/2016                     300,000             302,859
Ohio Housing Finance Agency, GNMA Single Familty Mortgage
  Revenue, Prerefunded 1/15/2013, Zero Coupon, 1/15/2015          4,360,000             435,770              1,464,187
Ohio Housing Finance Agency, Single Family Mortgage
  Revenue, Zero Coupon, Prerefunded 7/15/2013, 1/15/2015          3,515,000                                  1,568,885
Ohio General Obligation, Series 1994, 6%, 8/1/2010                1,000,000
Ohio State General Obligation(Series B), 5.625%, 5/1/2015         1,000,000           1,039,970
Ohio State Building Authority, Adult Correctional Building
  Fund, Revenue, 6.125%, 10/1/2012                                  310,000             327,223
Ohio State Building Authority, Toledo Government Office
  Building, Series A, Prerefunded 04/01/2003, 8%, 10/1/2027         500,000
Ohio State Building Authority, Revenue, Prerefunded
  06/01/2001, 6.25%, 6/1/2011                                       215,000             221,230
Ohio State Building Authority, Administrative Building
  Funds Project Revenue, 6.3%, 10/1/2011                            140,000             147,256
Ohio State Building Authority, Juvenile Correctional
  Building Authority, Prerefunded 10/01/2004, 6.6%,
  10/1/2014                                                         200,000             218,338
Ohio State Building Authority, 5.375%, 10/1/2013                  1,000,000
Ohio State Building AuthorityAdult Correctional - A,
  5.75%, 4/1/2012                                                 2,400,000                                  2,554,704
Ohio State Building Authority, 5.75%, 4/1/2013                    1,000,000                                  1,058,650
Ohio State Higher Education Facility, Dominican College,
  Revenue, 6.625%, 12/1/2014                                        600,000             626,640
Ohio State Higher Education Facility, University of
  Dayton, Revenue, 6.6%, 12/1/2017                                  430,000             459,674
Ohio Higher Education Facility Commission,, University of
  Findlay Project, Revenue, 6.125%, 9/1/2016                        400,000             407,024
Ohio State Higher Education Facility, Xavier University,
  Revenue, 6%, 5/15/2011                                            240,000             257,901
Ohio State Higher Education Facility, Series 1997 A,
  Step-Up Coupon 0% to 7/1/2000, 6.5% to, 7/1/2008                2,325,000
Ohio Higher Education Facilities Revenue, Case Western
  Reserve University, Series B, 6.5%, 10/1/2020                   2,250,000
Ohio Higher Educational Facility Commission, Refunding
  Revenue, Case Western Reserve University, 6%, 10/1/2014         1,000,000
Ohio Public Facilities Commission, Higher Educational
  Capital Facilities Revenue, Series 2B, 5.4%, 11/1/2007          1,500,000
Ohio State University, General Receipts, 6%, 12/1/2016            1,000,000
Ohio State University, General Receipts, 6%, 12/1/2017            1,060,000             596,864
Ohio State Water Development Authority, Pollution Control,
  Revenue, 6.1%, 8/1/2020                                         1,000,000             942,110
Ohio State Water Development Authority, Revenue, Bay Shore
  Project, Series A, 5.875%, 9/1/2020                             4,250,000             159,046              2,823,066
Olentangy, OH, Local School District, General Obligation,
  Prerefunded 12/01/01, 6.35%, 12/1/2017                            150,000             155,853
Olentangy, OH, Local School District, General Obligation,
  5.85%, 12/1/2007                                                  400,000             426,500

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
North Dakota
Bismarck, ND, Hospital Revenue, St. Alexius Medical
  Center, Series 1991, AMBAC, Zero Coupon, 5/1/2002                 2,669,965              2,669,965
North Dakota State Financial Agency Revenue, Single Family
  Mortgage, Series A, 8.05%, 1/1/2024                                                        436,174
Ohio
Akron Ohio Econ Dev, 6%, 12/1/2012                                  1,095,590              1,095,590
Akron, OH, Sewer System, Revenue, 5.9%, 12/1/2011                                            409,281
Athens County, OH, Economic Development, Revenue, Ohio
  Athens Inc. Project, 6.25%, 11/1/2011                                                      483,300
Avon, OH, Local School District, General Obligation, 6.5%,
  12/1/2015                                                                                1,082,720
Batavia, OH, Local School District, General Obligation,
  Prerefunded 12/01/2005, 7%, 12/1/2014                                                      564,525
Beavercreek, OH, Local School District, General
  Obligation, Series 1996, 6.6%, 12/1/2015                          1,155,380              1,733,070
Big Walnut, OH, Local School District, General Obligation,
  zero coupon, 12/1/2012                                                                     226,140
Bowling Green State University, Ohio Gen Receipts, 5.75%,
  6/1/2013                                                                                   131,731
Bowling Green State University, Ohio Gen Receipts, 5.75%,
  6/1/2016                                                                                   259,552
Clermont County, OH, Hospital Facilities Revenue, Mercy
  Health Center, Series A, Prerefunded 9/1/2019, 7.5%,
  9/1/2019                                                                                 2,232,452
Cleveland-Cuyahoga County, OH, Port Development Revenue,
  C&P Docks Project, 6%, 3/1/2007                                     935,133              2,572,827
Cleveland, OH, General Obligation, Series A, Prerefunded
  07/01/2002, 6.3%, 7/1/2006                                        1,048,130              1,048,130
Cleveland, OH, Parking Facility Revenue, 6%, 9/15/2009              1,515,937              1,515,937
Cleveland, OH Public Power Systems Revenue, Capital
  Appreciation, First Mortgage, Series 1994A, Zero Coupon,
  11/15/2012                                                        1,220,647              1,220,647
Cleveland, OH, Public Power System Revenue, Series 1996-1,
  6%, 11/15/2011                                                    1,154,023              1,154,023
Cleveland, OH, Public Power System Revenue, Prerefunded,
  Series A, 7%, 11/15/2017                                                                   532,251
Cleveland, OH, Public Power System Revenue, Prerefunded,
  Series A, 7%, 11/15/2017                                            151,326                151,326
Cleveland, OH, Public Power System Revenue, Unrefunded
  Balance, Series A, 7%, 11/15/2017                                                          353,372
Cleveland, OH, Public Power System Revenue, Unrefunded
  Balance, Series A, 7%, 11/15/2017                                   628,794                628,794
CLEVELAND OHIO PUB PWR SYSTEMS, Prefunded 11/15/2001, 7%,
  11/15/2017                                                                                 156,631
CLEVELAND OHIO PUB PWR SYSTEMS, 7%, 11/15/2017                                               624,408
Cleveland, OH, Revenue Bond, Cleveland Stadium, zero
  coupon, 12/1/2008                                                                          524,394
Cleveland, OH, Non Taxable Revenue Bond, Cleveland
  Stadium, Series A, 12/1/2011                                        439,634                439,634
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series A,
  12/1/2014                                                           370,804                370,804
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series A,
  12/1/2017                                                           312,764                312,764
Cleveland, OH, Revenue Bond, Cleveland Stadium, zero
  coupon, 12/1/2020                                                                          262,826
Cleveland, OH, Revenue Bond, Cleveland Stadium, 12/1/2012                                    412,838
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series B,
  12/1/2015                                                           348,216                348,216
Cleveland, OH, Revenue Bond, Cleveland Stadium, Series B,
  12/1/2018                                                           293,717                293,717
Cleveland, OH, Urban Renewal Tax Increment Rock & Roll
  Hall of Fame and Museum Project, 6.75%, 3/15/2018                 1,019,760              1,019,760
Cleveland, OH, Water Works Revenue, MBIA Insured, Series
  1993G, 5.5%, 1/1/2013                                            10,462,900             10,462,900
Cleveland, OH, Waterworks Revenue, Series B, Prerefunded
  1/1/2002, 6.5%, 1/1/2011                                                                 4,368,840
Cleveland, OH, Waterworks Revenue, Series B, 6.5%, 1/1/2011                                  400,349
Cleveland, OH, Waterworks Revenue, Series I, 5%, 1/1/2017             965,970                965,970
Cleveland, OH, Waterworks Revenue, Prerefunded 01/01/2002,
  6.25%, 1/1/2015                                                                            638,874
Cleveland, OH, Waterworks Revenue, 6.25%, 1/1/2015                                            25,859
Columbus, OH, General Obligation, Unlimited Tax, Sewer
  Improvement, Prerefunded 05/01/2003, 6%, 5/1/2013                 1,054,180              1,054,180
Crawford County, OH, General Obligation, Prerefunded
  12/01/20004, 6.75%, 12/1/2019                                                              771,127
Cuyahoga County, OH, General Obligation, 5.65%, 5/15/2018                                    524,480
Cuyahoga County, OH, 5%, 12/1/2020                                                           952,030
Cuyahoga County, OH, General Obligation, Jail Facilities,
  Series 1991, ETM, Zero Coupon, 10/1/2002                          1,377,855              1,377,855
Cuyahoga County, OH, Hospital Revenue, Meridia Health
  System, Prerefunded 8/15/2005, 6.25%, 8/15/2014                                          8,711,840
Cuyahoga County, OH, Hospital Facilities Revenue, Health
  Cleveland Inc., Series 1993, 6.25%, 8/15/2010                     1,045,170              1,045,170
Cuyahoga County, OH, Multifamily Housing Revenue, 6.5%,
  10/20/2020                                                                               1,035,770
Dublin, OH, City School District, General Obligation,
  12/1/2011                                                                                  629,844
Edon Township, OH, Local School District, General
  Obligation, 6%, 12/1/2019                                                                  509,190
Fairfield, OH, City School District, 7.2%, 12/1/2009                1,135,530              1,135,530
Fayette County, OH, Rattlesnake Improvement Area, General
  Obligation, 5.9%, 12/1/2013                                                                138,329
Finneytown, OH, Local School District, General Obligation,
  6.2%, 12/1/2017                                                                            357,177
Franklin County, OH , Health Care Facilities, Revenue
  Refunding, Ohio Presbyterian Services, Series 1997,
  5.25%, 7/2/2008                                                     465,810                465,810
Franklin County, OH, Health Care Facilities, Revenue
  Refunding, Ohio Presbyterian Services, Series 1997,
  5.5%, 7/1/2017                                                      841,470                841,470
Franklin County, OH, Riverside United Methodist Hospital,
  Series A, 5.75%, 5/15/2012                                        1,949,122              1,949,122
Franklin, OH, Muskingum County Local School District,
  General Obligation, 6.5%, 12/1/2013                                                        566,965
Gateway Economic Development Corporation of Cleveland, OH,
  Stadium Revenue, 6.5%, 9/15/2014                                  4,059,360              4,059,360
Green Springs, OH, Health Care, Revenue, St Francis Health
  Care Center Project, Series A, 7%, 5/15/2014                                             3,929,274
Green Springs, OH, Health Care, Revenue, St Francis Health
  Care Center Project, Series A, 7.125%, 5/15/2025                                         3,549,945
Hamilton County, OH, 5%, 12/1/2024                                                           926,910
Hamilton County, OH, Health System Revenue, Franciscan
  Sisters of the Poor Health System, Providence Hospital,
  Series 1992, 6.8%, 7/1/2008                                       2,104,140              2,104,140
Hamilton County, OH, 5.75%, 12/1/2014                                                      2,109,680
Hamilton County, OH, 5.75%, 12/1/2015                                                      4,448,777
Hamilton County, OH, Sewer System Revenue, Improvement and
  Refunding, FGIC Insured, 5.45%, 12/1/2009                         1,056,420              1,056,420
Highland Heights, OH, General Obligation, 6.15%, 12/1/2012                                   151,699
Hilliard, OH, School District, Series 1996A, Zero Coupon,
  FGIC Insured, 12/1/2012                                             895,801                895,801
Huber Heights, OH, Water System Revenue, Capital
  Appreciation, Zero Coupon, 12/1/2012                                543,976                543,976
Lakeview, OH, Local School District, General Obligation,
  Prerefunded 12/01/2004, 6.9%, 12/1/2014                                                    774,774
Liberty, OH, Local School District, General Obligation,
  12/1/2014                                                                                  269,741
Liberty, OH, Local School District, General Obligation,
  12/1/2011                                                                                  143,800
Liberty, OH, Local School District, 12/1/2012                                                138,023
Lorain County, OH, Hospital Refunding Revenue, Humility of
  Mary Health Care System, Series A, Prerefunded
  12/15/2005, 5.9%, 12/15/2008                                      1,051,360              1,051,360
Lorain, OH, Hospital Authority Refunding Revenue, Lakeland
  Community Hospital Inc., 6.5%, 11/15/2012                         1,052,210              1,052,210
Lucas County, OH, General Obligation, 6.05%, 12/1/2013                                       138,126
Lucas County, OH, Health Facilities Revenue, Ohio
  Presbyterian, Series A, 6.625%, 7/1/2014                                                 1,944,820
Lucas County, OH, Health Facilities Revenue, Ohio
  Presbyterian, Series A, 6.75%, 7/1/2020                                                  1,876,280
Lucas County, OH, Hospital Revenue, Flower Hospital,
  Series 1993, Prerefunded 12/01/2004, 6.125%, 12/1/2013            1,460,511              1,460,511
Marion County, OH, Health Care Facilities, Revenue, Church
  Homes Project, 6.375%, 11/15/2010                                                        3,546,043
Marion County, OH, Health Care Facilities, Revenue, Church
  Homes Project, 6.3%, 11/15/2015                                                          3,028,232
Miami County, OH, Revenue Refunding, Hospital Upper
  Valley,Series 1996 C, 6.25%, 5/15/2013                              922,670                922,670
Napoleon, OH, Health Care Facility, Lutheran Orphans' and
  Old Folks' Home Society, Revenue, 6.875%, 8/1/2023                                         473,560
North Olmsted, OH, General Obligation,, 6.25%, 12/15/2012           1,571,310              1,571,310
North Olmstead, OH, General Obligation, 6.2%, 12/1/2011             2,201,580              2,201,580
Northeast Ohio Regional Sewer District, Wastewater
  Revenue, Prerefunded 11/15/2001, 6.5%, 11/15/2016                                          308,991
Northeast Ohio Regional Sewer District, Wastewater
  Improvement Revenue Refunding, 5.5%, 11/15/2012                   1,599,553              1,599,553
Ohio Housing Finance Agency, Multifamily Housing, Westlake
  Apartments Project, Revenue, 5.85%, 12/1/2016                                              302,859
Ohio Housing Finance Agency, GNMA Single Familty Mortgage
  Revenue, Prerefunded 1/15/2013, Zero Coupon, 1/15/2015                                   1,899,957
Ohio Housing Finance Agency, Single Family Mortgage
  Revenue, Zero Coupon, Prerefunded 7/15/2013, 1/15/2015                                   1,568,885
Ohio General Obligation, Series 1994, 6%, 8/1/2010                  1,099,600              1,099,600
Ohio State General Obligation(Series B), 5.625%, 5/1/2015                                  1,039,970
Ohio State Building Authority, Adult Correctional Building
  Fund, Revenue, 6.125%, 10/1/2012                                                           327,223
Ohio State Building Authority, Toledo Government Office
  Building, Series A, Prerefunded 04/01/2003, 8%, 10/1/2027           539,330                539,330
Ohio State Building Authority, Revenue, Prerefunded
  06/01/2001, 6.25%, 6/1/2011                                                                221,230
Ohio State Building Authority, Administrative Building
  Funds Project Revenue, 6.3%, 10/1/2011                                                     147,256
Ohio State Building Authority, Juvenile Correctional
  Building Authority, Prerefunded 10/01/2004, 6.6%,
  10/1/2014                                                                                  218,338
Ohio State Building Authority, 5.375%, 10/1/2013                    1,024,490              1,024,490
Ohio State Building AuthorityAdult Correctional - A,
  5.75%, 4/1/2012                                                                          2,554,704
Ohio State Building Authority, 5.75%, 4/1/2013                                             1,058,650
Ohio State Higher Education Facility, Dominican College,
  Revenue, 6.625%, 12/1/2014                                                                 626,640
Ohio State Higher Education Facility, University of
  Dayton, Revenue, 6.6%, 12/1/2017                                                           459,674
Ohio Higher Education Facility Commission,, University of
  Findlay Project, Revenue, 6.125%, 9/1/2016                                                 407,024
Ohio State Higher Education Facility, Xavier University,
  Revenue, 6%, 5/15/2011                                                                     257,901
Ohio State Higher Education Facility, Series 1997 A,
  Step-Up Coupon 0% to 7/1/2000, 6.5% to, 7/1/2008                  2,590,119              2,590,119
Ohio Higher Education Facilities Revenue, Case Western
  Reserve University, Series B, 6.5%, 10/1/2020                     2,577,217              2,577,217
Ohio Higher Educational Facility Commission, Refunding
  Revenue, Case Western Reserve University, 6%, 10/1/2014           1,093,160              1,093,160
Ohio Public Facilities Commission, Higher Educational
  Capital Facilities Revenue, Series 2B, 5.4%, 11/1/2007            1,547,130              1,547,130
Ohio State University, General Receipts, 6%, 12/1/2016              1,068,810              1,068,810
Ohio State University, General Receipts, 6%, 12/1/2017                532,915              1,129,779
Ohio State Water Development Authority, Pollution Control,
  Revenue, 6.1%, 8/1/2020                                                                    942,110
Ohio State Water Development Authority, Revenue, Bay Shore
  Project, Series A, 5.875%, 9/1/2020                                 397,615              3,379,727
Olentangy, OH, Local School District, General Obligation,
  Prerefunded 12/01/01, 6.35%, 12/1/2017                                                     155,853
Olentangy, OH, Local School District, General Obligation,
  5.85%, 12/1/2007                                                                           426,500

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Olmsted Falls, OH, City School District, General
  Obligation, Series 1991, Prerefunded 12/15/2001, 7.05%,
  12/15/2011                                                                                                        1,000,000
Olmstead Falls, OH, City School District, General
  Obligation, Prerefunded 12/15/04, 6.85%, 12/15/2011                         250,000
Puerto Rico Electric Power Authority, 5.25%, 7/1/2029                         500,000
Puerto Rico, Municipal Finance Agency, Revenue, 6%,
  7/1/2014                                                                    250,000
Puerto Rico, Ports Authority, American Airlines, Inc.,
  Project, Revenue, 6.25%, 6/1/2026                                           360,000
Sandusky County, OH, General Obligation, 6.2%, 12/1/2013                      500,000
South Euclid-Lyndhurst, OH, City School District, General
  Obligation, 6.4%, 12/1/2018                                                 535,000
Springboro, OH, Community City School District, School
  Improvement, General Obligation, 6%, 12/1/2011                              500,000
Springdale, OH, Hospital Facilities Revenue, 6%, 11/1/2018                    750,000           1,250,000
Steubenville, OH Hosiptal Revenue, 6.5%, 10/1/2030                            500,000
Summit County, OH, General Obligation, Prerefunded
  12/01/2004, 6.4%, 12/1/2014                                                                                       1,000,000
Lucas County, OH, Toledo Port Authority Development,
  Revenue Bond, Northwest Ohio Bond Fund, Series A, 5.4%,
  5/15/2019                                                                   500,000                                 500,000
Toledo, OH, General Obligation, 6.35%, 12/1/2025                            1,000,000
Toledo, OH, Waterworks Revenue, 4.75%, 11/15/2017                           1,000,000
Trumbull County, OH, Sewer Improvement, General
  Obligation, 6.2%, 12/1/2014                                                 500,000
Tuscarawas Valley, OH, Local School District, General
  Obligation, 6.6%, 12/1/2015                                                 365,000
University of Akron, General Receipts, Revenue, 5.75%,
  1/1/2013                                                                  1,000,000                               1,365,000
University Cinninnati Ohio Gen Repts, Revenue, 6/1/2012                     1,280,000
Warren County, OH, Water Improvement, General Obligation,
  The P&G Project, Series 1995, 5.25%, 12/1/2016                                                                    1,720,000
Wayne, OH, Local School District, General Obligation,
  6.45%, 12/1/2011                                                            155,000
Wayne, OH, Local School District, General Obligation,
  6.45%, 12/1/2011                                                            200,000
Willoughby, OH, Industrial Development Revenue, Series A,
  6.875%, 7/1/2016                                                            575,000           2,250,000
Wooster, OH, City School District, General Obligation,
  12/1/2013                                                                   930,000
Worthington, OH, City School District, General Obligation,
  6.375%, 12/1/2012                                                                             6,210,000
Youngstown, OH, General Obligation, 6.125%, 12/1/2014                         110,000
Oklahoma
Grand River Dam Authority Revenue, Refunded, 6.25%,
  6/1/2011                                                                                     32,250,000
Tulsa, OK, Industrial Development Authority, Hospital
  Revenue, St. John's Medical Center, MBIA, Zero Coupon,
  12/1/2004                                                                                                         5,430,000
Tulsa, OK, Industrial Development Authority, Hospital
  Revenue, St. John's Medical Center, MBIA Insured, Zero
  Coupon, 12/1/2006                                                                                                 6,430,000
Oklahoma Valley View Hospital Authority, Revenue, 5.75%,
  8/15/2006                                                                                     3,435,000
Oklahoma Valley View Hospital Authority, Revenue, 6%,
  8/15/2014                                                                                     2,695,000
Woodward, OK, Municipal Authority, Hospital Revenue,
  6.45%, 11/1/2014                                                                              2,070,000
Oregon
Chemeketa, OR, Community College District, Series 1998,
  5.5%, 6/1/2015                                                                                                    2,600,000
Oregon Transnational Highway Revenue, 5.75%, 11/15/2015                                         1,435,000
Oregon Transnational Highway Revenue, 5.75%, 11/15/2016                                         3,140,000
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series A, 7.2%, 7/1/2010                                                                2,390,000
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series B, 7.2%, 7/1/2011                                                                2,530,000
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series C, 7.2%, 7/1/2012                                                                2,675,000
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series D, 7.2%, 7/1/2013                                                                2,675,000
Pennsylvania
Allegheny County, PA, Airport Revenue, Pittsburgh
  International Airport, Series 1997 A, AMT,, 5.75%,
  1/1/2013                                                                                                          3,080,000
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series A, 7.4068%, 1/1/2010                                                                   3,000,000
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series B, 7.4068%, 1/1/2011                                                                   1,500,000
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series C, 7.4159%, 1/1/2013                                                                   3,160,000
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series D, 7.4068%, 1/1/2014                                                                   5,250,000
Armstrong County, PA, Hospital Authority, Revenue, St
  Francis Medical Center Project, Series A, 6.25%, 6/1/2013                                    11,350,000           1,000,000
Berks County, PA, Municipal Authority Hospital Revenue,
  Reading Hospital  & Medical Center Project, Series 1993,
  5.7%, 10/1/2014                                                                                                   1,000,000
Bethlehem, PA, Water Revenue, Series 1992, Prerefunded
  11/15/01 at 100, 11/15/2001, 6.25%, 11/15/2001                                                                    1,000,000
Bucks County, PA, Water and Sewer Authority Revenue,Series
  1977, ETM,, 6.375%, 12/1/2008                                                                                       425,000
Delaware County, PA, Health Facilities Revenue, Mercy
  Health Corporation of Southeastern Pennsylvania, Series
  1993 B, 6%, 11/15/2007                                                                                            1,315,000
Delaware County, PA, White Horse Village,  Series 1996 A,
  6.6%, 7/1/2006                                                                                                    1,000,000
Erie County, PA, Pollution Control, 5.3%, 4/1/2012                                                                  1,000,000
Erie County, PA, Prison Authority, Commonwealth Lease
  Revenue, Series 1991, Prerefunded 11/1/01 at 100,,
  6.25%, 11/1/2001                                                                                                  1,000,000
Erie, PA, General Obligation, Series B, Zero Coupon,
  11/15/2008                                                                                    5,055,000
Hazleton, PA, Health Services Authority, Hospital Revenue,
  Hazelton-St Joseph Medical Center, 6.125%, 7/1/2016                                           3,780,000
Indiana County, PA, Industrial Development Authority,
  Polution Control Revenue, Pennsylvania Electric Company,
  Series 1995, 5.35%, 11/1/2010                                                                                     1,000,000
Jeannette, PA, Health Service Authority, Revenue,
  Jeannette District Memorial Hospital, Series A, 6%,
  11/1/2018                                                                                       945,000
Latrobe, PA, Industrial Development Authority, ST. Vincent
  College Project, Series 1998, 5.375%, 5/1/2013                                                                    1,000,000
Lehigh County, PA, General Purpose Authority, Revenue,
  Lehigh Valley Hospital, Series A, Prerefunded 7/1/2002,
  6.5%, 7/1/2010                                                                                6,000,000
Mckean County, PA, Hospital Authority, Revenue, Bradford
  Hospital, 5.95%, 10/1/2008                                                                    2,800,000
Montgomery County, PA, Industrial Development Authority,
  Revenue, Retirement-Life Communities, 5.25%, 11/15/2028                                       4,000,000
Montgomery County, PA, Multi-Family Housing Revenue, KBF
  Associates L.P. Project, Series 1993 A, 6.375%, 7/1/2012                                                          1,500,000
New Castle, PA, Area Hospital Authority, Revenue, Jameson
  Memorial Hospital, 6%, 7/1/2010                                                                 845,000
Pennsylvania Convention Center Authority, Series 1989 A,
  ETM, 6%, 9/1/2009                                                                                                 2,200,000
Pennsylvania Convention Center Authority Revenue, Series
  A, 6.7%, 9/1/2014                                                                             3,750,000
Pennsylvania Convention Center Authority Revenue, 6.75%,
  9/1/2019                                                                                      8,775,000
Pennsylvania Housing Finance Agency, Single Family
  Mortgage Revenue, Series 1991, 7.15%, 4/1/2015                                                                      865,000
Pennsylvania Intergovernmental Cooperation Authority,
  Special Tax Revenue, City of Philadelphia, Series 1992,
  Prerefunded 6/15/02 at 100,, 6.8%, 6/15/2012                                                                      1,000,000
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2014                                                  2,500,000
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2015                                                  2,250,000
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2013                                                  2,225,000
Pennsylvania General Obligation, Series 1992, 6.25%,
  7/1/2010                                                                                                          1,000,000
Pennsylvania State Higher Educational Facility, Revenue,
  Ursinus College, 5.85%, 1/1/2017                                                              1,475,000
Pennsylvania State Higher Educational Facility, Revenue,
  Ursinus College, 5.9%, 1/1/2027                                                               3,400,000
Pennsylvania State Industrial Development Authority,
  Revenue, Series A, Prerefunded 1/1/2011, 7%, 1/1/2011                                         5,000,000
Commonwealth of Pennsylvania, Industrial Development
  Authority, Economic Development Revenue, 5.8%, 1/1/2008                                                           4,250,000
Commonwealth of Pennsylvania, Industrial Development
  Authority, Economic Development Revenue, AMBAC, 5.8%,
  7/1/2008                                                                                                          4,875,000
Philadelphia, PA,  Industrial Development Authority,
  Commercial Development Revenues, Series 1997, 6.5%,
  10/1/2027                                                                                                         1,000,000
Philadelphia, PA,  Industrial Development Authority,
  Baptist Home of Philadelphia, Series 1998 A, 5.5%,
  11/15/2018                                                                                                        1,000,000
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2001, 7.7%, 6/15/2021                                                        6,850,000
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2011, 7.7%, 6/15/2011                                                        5,485,000
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2011, 7.7%, 6/15/2011                                                        2,515,000
Philadelphia, PA, Gas Works Revenue, Series 14,
  Prerefunded 7/1/2003, 6.375%, 7/1/2014                                                       10,035,000
Philadelphia, PA, Gas Works Revenue, Series 14, 6.375%,
  7/1/2014                                                                                     21,045,000
Philadelphia, PA, Port Authority Lease Revenue, Series
  1993, 6.2%, 9/1/2013                                                                                              2,000,000
Philadelphia, Pennsylvania School District     , 5.75%,
  2/1/2013                                                                                      3,915,000
Philadelphia, PA, General Obligation, School District,
  Series 1995 A, 6.25%, 9/1/2009                                                                                    1,000,000
Commonwealth of Philadelphia, PA, Water & Wastewater
  Revenue, MBIA, 5.5%, 6/15/2007                                                                                    5,000,000
Philadelphia, PA, Water & Wastewater Revenue, Series 1993,
  5.625%, 6/15/2009                                                                                                 2,000,000
Philadelphia, PA, Water and Wastewater Revenue, Series
  1995, 6.25%, 8/1/2010                                                                                             1,000,000
Philadelphia, PA, Hospital and Higher Education Facilities
  Authority, Children's Seashore House, Series 1992 A, 7%,
  8/15/2012                                                                                                         1,000,000
Philadelphia, PA, Municipal Authority Revenue, Series D,
  6.3%, 7/15/2017                                                                               2,300,000
Philadelphia, PA, Municipal Authority Revenue, Series D,
  6.25%, 7/15/2013                                                                              2,500,000
Pittsburgh, PA, General Obligation, Series 1993 A, 5.5%,
  9/1/2014                                                                                                          1,500,000
Pittsburgh, PA, Water and Sewer System Revenue, Series
  1986, ETM, 7.25%, 9/1/2014                                                                                          150,000
Somerset County, PA, General Authority, Commonwealth Lease
  Revenue, Series 1991,  Prerefunded 10/15/01 at 100,,
  6.25%, 10/15/2011                                                                                                 1,000,000
Union County, PA, Higher Education Facilities Authority,
  Bucknell University, Series 1992, 6.2%, 4/1/2007                                                                  1,000,000
University Area, PA, Sewer Revenue,Series 1993, 5.25%,
  11/1/2014                                                                                                         1,750,000
Westmoreland County, PA, Industrial Development Revenue,
  Westmoreland Health System, AMBAC, 5.375%, 7/1/2011                                                               7,300,000
Puerto Rico
Puerto Rico, General Obligation, Public Improvement,
  Prerefunded 07/01/2002, 6.6%, 7/1/2013                                                                            1,000,000
Puerto Rico Commonwealth, Rites, 10.5736%, 7/1/2013                                             2,500,000

                                                                  Pro Forma        Kemper Ohio Tax
                                                                  Combined        Free Market Value       Kemper Municipal
                       Security Name                          Par/Shares Amount          ($)            Bond Market Value ($)
                                                            ------------------------------------------------------------------
Olmsted Falls, OH, City School District, General
  Obligation, Series 1991, Prerefunded 12/15/2001, 7.05%,
  12/15/2011                                                       1,000,000
Olmstead Falls, OH, City School District, General
  Obligation, Prerefunded 12/15/04, 6.85%, 12/15/2011                250,000             276,062
Puerto Rico Electric Power Authority, 5.25%, 7/1/2029                500,000             492,335
Puerto Rico, Municipal Finance Agency, Revenue, 6%,
  7/1/2014                                                           250,000             268,620
Puerto Rico, Ports Authority, American Airlines, Inc.,
  Project, Revenue, 6.25%, 6/1/2026                                  360,000             365,806
Sandusky County, OH, General Obligation, 6.2%, 12/1/2013             500,000             534,905
South Euclid-Lyndhurst, OH, City School District, General
  Obligation, 6.4%, 12/1/2018                                        535,000             585,621
Springboro, OH, Community City School District, School
  Improvement, General Obligation, 6%, 12/1/2011                     500,000             551,050
Springdale, OH, Hospital Facilities Revenue, 6%, 11/1/2018         2,000,000             683,280              1,138,800
Steubenville, OH Hosiptal Revenue, 6.5%, 10/1/2030                   500,000             489,950
Summit County, OH, General Obligation, Prerefunded
  12/01/2004, 6.4%, 12/1/2014                                      1,000,000
Lucas County, OH, Toledo Port Authority Development,
  Revenue Bond, Northwest Ohio Bond Fund, Series A, 5.4%,
  5/15/2019                                                        1,000,000             407,980
Toledo, OH, General Obligation, 6.35%, 12/1/2025                   1,000,000           1,058,480
Toledo, OH, Waterworks Revenue, 4.75%, 11/15/2017                  1,000,000             929,520
Trumbull County, OH, Sewer Improvement, General
  Obligation, 6.2%, 12/1/2014                                        500,000             533,960
Tuscarawas Valley, OH, Local School District, General
  Obligation, 6.6%, 12/1/2015                                        365,000             405,796
University of Akron, General Receipts, Revenue, 5.75%,
  1/1/2013                                                         2,365,000           1,058,390
University Cinninnati Ohio Gen Repts, Revenue, 6/1/2012            1,280,000           1,340,608
Warren County, OH, Water Improvement, General Obligation,
  The P&G Project, Series 1995, 5.25%, 12/1/2016                   1,720,000
Wayne, OH, Local School District, General Obligation,
  6.45%, 12/1/2011                                                   155,000             175,869
Wayne, OH, Local School District, General Obligation,
  6.45%, 12/1/2011                                                   200,000             229,270
Willoughby, OH, Industrial Development Revenue, Series A,
  6.875%, 7/1/2016                                                 2,825,000             547,296              2,141,595
Wooster, OH, City School District, General Obligation,
  12/1/2013                                                          930,000             472,505
Worthington, OH, City School District, General Obligation,
  6.375%, 12/1/2012                                                6,210,000                                  6,475,415
Youngstown, OH, General Obligation, 6.125%, 12/1/2014                110,000             117,174
Oklahoma
Grand River Dam Authority Revenue, Refunded, 6.25%,
  6/1/2011                                                        32,250,000                                 36,086,460
Tulsa, OK, Industrial Development Authority, Hospital
  Revenue, St. John's Medical Center, MBIA, Zero Coupon,
  12/1/2004                                                        5,430,000
Tulsa, OK, Industrial Development Authority, Hospital
  Revenue, St. John's Medical Center, MBIA Insured, Zero
  Coupon, 12/1/2006                                                6,430,000
Oklahoma Valley View Hospital Authority, Revenue, 5.75%,
  8/15/2006                                                        3,435,000                                  3,355,788
Oklahoma Valley View Hospital Authority, Revenue, 6%,
  8/15/2014                                                        2,695,000                                  2,459,564
Woodward, OK, Municipal Authority, Hospital Revenue,
  6.45%, 11/1/2014                                                 2,070,000                                  1,965,920
Oregon
Chemeketa, OR, Community College District, Series 1998,
  5.5%, 6/1/2015                                                   2,600,000
Oregon Transnational Highway Revenue, 5.75%, 11/15/2015            1,435,000                                  1,505,372
Oregon Transnational Highway Revenue, 5.75%, 11/15/2016            3,140,000                                  3,279,039
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series A, 7.2%, 7/1/2010                                   2,390,000                                  2,691,976
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series B, 7.2%, 7/1/2011                                   2,530,000                                  2,814,017
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series C, 7.2%, 7/1/2012                                   2,675,000                                  2,937,899
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series D, 7.2%, 7/1/2013                                   2,675,000                                  2,796,739
Pennsylvania
Allegheny County, PA, Airport Revenue, Pittsburgh
  International Airport, Series 1997 A, AMT,, 5.75%,
  1/1/2013                                                         3,080,000
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series A, 7.4068%, 1/1/2010                                      3,000,000                                  3,313,920
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series B, 7.4068%, 1/1/2011                                      1,500,000                                  1,660,590
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series C, 7.4159%, 1/1/2013                                      3,160,000                                  3,465,793
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series D, 7.4068%, 1/1/2014                                      5,250,000                                  5,736,832
Armstrong County, PA, Hospital Authority, Revenue, St
  Francis Medical Center Project, Series A, 6.25%, 6/1/2013       12,350,000                                 11,797,871
Berks County, PA, Municipal Authority Hospital Revenue,
  Reading Hospital  & Medical Center Project, Series 1993,
  5.7%, 10/1/2014                                                  1,000,000
Bethlehem, PA, Water Revenue, Series 1992, Prerefunded
  11/15/01 at 100, 11/15/2001, 6.25%, 11/15/2001                   1,000,000
Bucks County, PA, Water and Sewer Authority Revenue,Series
  1977, ETM,, 6.375%, 12/1/2008                                      425,000
Delaware County, PA, Health Facilities Revenue, Mercy
  Health Corporation of Southeastern Pennsylvania, Series
  1993 B, 6%, 11/15/2007                                           1,315,000
Delaware County, PA, White Horse Village,  Series 1996 A,
  6.6%, 7/1/2006                                                   1,000,000
Erie County, PA, Pollution Control, 5.3%, 4/1/2012                 1,000,000
Erie County, PA, Prison Authority, Commonwealth Lease
  Revenue, Series 1991, Prerefunded 11/1/01 at 100,,
  6.25%, 11/1/2001                                                 1,000,000
Erie, PA, General Obligation, Series B, Zero Coupon,
  11/15/2008                                                       5,055,000                                  3,370,320
Hazleton, PA, Health Services Authority, Hospital Revenue,
  Hazelton-St Joseph Medical Center, 6.125%, 7/1/2016              3,780,000                                  3,402,718
Indiana County, PA, Industrial Development Authority,
  Polution Control Revenue, Pennsylvania Electric Company,
  Series 1995, 5.35%, 11/1/2010                                    1,000,000
Jeannette, PA, Health Service Authority, Revenue,
  Jeannette District Memorial Hospital, Series A, 6%,
  11/1/2018                                                          945,000                                    847,504
Latrobe, PA, Industrial Development Authority, ST. Vincent
  College Project, Series 1998, 5.375%, 5/1/2013                   1,000,000
Lehigh County, PA, General Purpose Authority, Revenue,
  Lehigh Valley Hospital, Series A, Prerefunded 7/1/2002,
  6.5%, 7/1/2010                                                   6,000,000                                  6,306,960
Mckean County, PA, Hospital Authority, Revenue, Bradford
  Hospital, 5.95%, 10/1/2008                                       2,800,000                                  2,878,092
Montgomery County, PA, Industrial Development Authority,
  Revenue, Retirement-Life Communities, 5.25%, 11/15/2028          4,000,000                                  3,252,480
Montgomery County, PA, Multi-Family Housing Revenue, KBF
  Associates L.P. Project, Series 1993 A, 6.375%, 7/1/2012         1,500,000
New Castle, PA, Area Hospital Authority, Revenue, Jameson
  Memorial Hospital, 6%, 7/1/2010                                    845,000                                    913,706
Pennsylvania Convention Center Authority, Series 1989 A,
  ETM, 6%, 9/1/2009                                                2,200,000
Pennsylvania Convention Center Authority Revenue, Series
  A, 6.7%, 9/1/2014                                                3,750,000                                  3,926,625
Pennsylvania Convention Center Authority Revenue, 6.75%,
  9/1/2019                                                         8,775,000                                  9,092,304
Pennsylvania Housing Finance Agency, Single Family
  Mortgage Revenue, Series 1991, 7.15%, 4/1/2015                     865,000
Pennsylvania Intergovernmental Cooperation Authority,
  Special Tax Revenue, City of Philadelphia, Series 1992,
  Prerefunded 6/15/02 at 100,, 6.8%, 6/15/2012                     1,000,000
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2014                     2,500,000                                  2,542,650
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2015                     2,250,000                                  2,269,845
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2013                     2,225,000                                  2,278,311
Pennsylvania General Obligation, Series 1992, 6.25%,
  7/1/2010                                                         1,000,000
Pennsylvania State Higher Educational Facility, Revenue,
  Ursinus College, 5.85%, 1/1/2017                                 1,475,000                                  1,447,815
Pennsylvania State Higher Educational Facility, Revenue,
  Ursinus College, 5.9%, 1/1/2027                                  3,400,000                                  3,256,044
Pennsylvania State Industrial Development Authority,
  Revenue, Series A, Prerefunded 1/1/2011, 7%, 1/1/2011            5,000,000                                  5,174,450
Commonwealth of Pennsylvania, Industrial Development
  Authority, Economic Development Revenue, 5.8%, 1/1/2008          4,250,000
Commonwealth of Pennsylvania, Industrial Development
  Authority, Economic Development Revenue, AMBAC, 5.8%,
  7/1/2008                                                         4,875,000
Philadelphia, PA,  Industrial Development Authority,
  Commercial Development Revenues, Series 1997, 6.5%,
  10/1/2027                                                        1,000,000
Philadelphia, PA,  Industrial Development Authority,
  Baptist Home of Philadelphia, Series 1998 A, 5.5%,
  11/15/2018                                                       1,000,000
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2001, 7.7%, 6/15/2021                           6,850,000                                  7,106,806
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2011, 7.7%, 6/15/2011                           5,485,000                                  5,690,632
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2011, 7.7%, 6/15/2011                           2,515,000                                  2,607,753
Philadelphia, PA, Gas Works Revenue, Series 14,
  Prerefunded 7/1/2003, 6.375%, 7/1/2014                          10,035,000                                 10,674,229
Philadelphia, PA, Gas Works Revenue, Series 14, 6.375%,
  7/1/2014                                                        21,045,000                                 21,580,174
Philadelphia, PA, Port Authority Lease Revenue, Series
  1993, 6.2%, 9/1/2013                                             2,000,000
Philadelphia, Pennsylvania School District     , 5.75%,
  2/1/2013                                                         3,915,000                                  4,144,927
Philadelphia, PA, General Obligation, School District,
  Series 1995 A, 6.25%, 9/1/2009                                   1,000,000
Commonwealth of Philadelphia, PA, Water & Wastewater
  Revenue, MBIA, 5.5%, 6/15/2007                                   5,000,000
Philadelphia, PA, Water & Wastewater Revenue, Series 1993,
  5.625%, 6/15/2009                                                2,000,000
Philadelphia, PA, Water and Wastewater Revenue, Series
  1995, 6.25%, 8/1/2010                                            1,000,000
Philadelphia, PA, Hospital and Higher Education Facilities
  Authority, Children's Seashore House, Series 1992 A, 7%,
  8/15/2012                                                        1,000,000
Philadelphia, PA, Municipal Authority Revenue, Series D,
  6.3%, 7/15/2017                                                  2,300,000                                  2,313,501
Philadelphia, PA, Municipal Authority Revenue, Series D,
  6.25%, 7/15/2013                                                 2,500,000                                  2,535,775
Pittsburgh, PA, General Obligation, Series 1993 A, 5.5%,
  9/1/2014                                                         1,500,000
Pittsburgh, PA, Water and Sewer System Revenue, Series
  1986, ETM, 7.25%, 9/1/2014                                         150,000
Somerset County, PA, General Authority, Commonwealth Lease
  Revenue, Series 1991,  Prerefunded 10/15/01 at 100,,
  6.25%, 10/15/2011                                                1,000,000
Union County, PA, Higher Education Facilities Authority,
  Bucknell University, Series 1992, 6.2%, 4/1/2007                 1,000,000
University Area, PA, Sewer Revenue,Series 1993, 5.25%,
  11/1/2014                                                        1,750,000
Westmoreland County, PA, Industrial Development Revenue,
  Westmoreland Health System, AMBAC, 5.375%, 7/1/2011              7,300,000
Puerto Rico
Puerto Rico, General Obligation, Public Improvement,
  Prerefunded 07/01/2002, 6.6%, 7/1/2013                           1,000,000
Puerto Rico Commonwealth, Rites, 10.5736%, 7/1/2013                2,500,000                                  3,084,250

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Olmsted Falls, OH, City School District, General
  Obligation, Series 1991, Prerefunded 12/15/2001, 7.05%,
  12/15/2011                                                        1,047,190              1,047,190
Olmstead Falls, OH, City School District, General
  Obligation, Prerefunded 12/15/04, 6.85%, 12/15/2011                                        276,062
Puerto Rico Electric Power Authority, 5.25%, 7/1/2029                                        492,335
Puerto Rico, Municipal Finance Agency, Revenue, 6%,
  7/1/2014                                                                                   268,620
Puerto Rico, Ports Authority, American Airlines, Inc.,
  Project, Revenue, 6.25%, 6/1/2026                                                          365,806
Sandusky County, OH, General Obligation, 6.2%, 12/1/2013                                     534,905
South Euclid-Lyndhurst, OH, City School District, General
  Obligation, 6.4%, 12/1/2018                                                                585,621
Springboro, OH, Community City School District, School
  Improvement, General Obligation, 6%, 12/1/2011                                             551,050
Springdale, OH, Hospital Facilities Revenue, 6%, 11/1/2018                                 1,822,080
Steubenville, OH Hosiptal Revenue, 6.5%, 10/1/2030                                           489,950
Summit County, OH, General Obligation, Prerefunded
  12/01/2004, 6.4%, 12/1/2014                                       1,087,360              1,087,360
Lucas County, OH, Toledo Port Authority Development,
  Revenue Bond, Northwest Ohio Bond Fund, Series A, 5.4%,
  5/15/2019                                                           407,980                815,960
Toledo, OH, General Obligation, 6.35%, 12/1/2025                                           1,058,480
Toledo, OH, Waterworks Revenue, 4.75%, 11/15/2017                                            929,520
Trumbull County, OH, Sewer Improvement, General
  Obligation, 6.2%, 12/1/2014                                                                533,960
Tuscarawas Valley, OH, Local School District, General
  Obligation, 6.6%, 12/1/2015                                                                405,796
University of Akron, General Receipts, Revenue, 5.75%,
  1/1/2013                                                          1,444,702              2,503,092
University Cinninnati Ohio Gen Repts, Revenue, 6/1/2012                                    1,340,608
Warren County, OH, Water Improvement, General Obligation,
  The P&G Project, Series 1995, 5.25%, 12/1/2016                    1,721,307              1,721,307
Wayne, OH, Local School District, General Obligation,
  6.45%, 12/1/2011                                                                           175,869
Wayne, OH, Local School District, General Obligation,
  6.45%, 12/1/2011                                                                           229,270
Willoughby, OH, Industrial Development Revenue, Series A,
  6.875%, 7/1/2016                                                                         2,688,891
Wooster, OH, City School District, General Obligation,
  12/1/2013                                                                                  472,505
Worthington, OH, City School District, General Obligation,
  6.375%, 12/1/2012                                                                        6,475,415
Youngstown, OH, General Obligation, 6.125%, 12/1/2014                                        117,174
Oklahoma
Grand River Dam Authority Revenue, Refunded, 6.25%,
  6/1/2011                                                                                36,086,460
Tulsa, OK, Industrial Development Authority, Hospital
  Revenue, St. John's Medical Center, MBIA, Zero Coupon,
  12/1/2004                                                         4,492,782              4,492,782
Tulsa, OK, Industrial Development Authority, Hospital
  Revenue, St. John's Medical Center, MBIA Insured, Zero
  Coupon, 12/1/2006                                                 4,811,311              4,811,311
Oklahoma Valley View Hospital Authority, Revenue, 5.75%,
  8/15/2006                                                                                3,355,788
Oklahoma Valley View Hospital Authority, Revenue, 6%,
  8/15/2014                                                                                2,459,564
Woodward, OK, Municipal Authority, Hospital Revenue,
  6.45%, 11/1/2014                                                                         1,965,920
Oregon
Chemeketa, OR, Community College District, Series 1998,
  5.5%, 6/1/2015                                                    2,715,180              2,715,180
Oregon Transnational Highway Revenue, 5.75%, 11/15/2015                                    1,505,372
Oregon Transnational Highway Revenue, 5.75%, 11/15/2016                                    3,279,039
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series A, 7.2%, 7/1/2010                                                           2,691,976
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series B, 7.2%, 7/1/2011                                                           2,814,017
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series C, 7.2%, 7/1/2012                                                           2,937,899
Portland, OR, Portland Airport, Inverse Floating Rate
  Bond, Series D, 7.2%, 7/1/2013                                                           2,796,739
Pennsylvania
Allegheny County, PA, Airport Revenue, Pittsburgh
  International Airport, Series 1997 A, AMT,, 5.75%,
  1/1/2013                                                          3,229,041              3,229,041
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series A, 7.4068%, 1/1/2010                                                              3,313,920
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series B, 7.4068%, 1/1/2011                                                              1,660,590
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series C, 7.4159%, 1/1/2013                                                              3,465,793
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
  Series D, 7.4068%, 1/1/2014                                                              5,736,832
Armstrong County, PA, Hospital Authority, Revenue, St
  Francis Medical Center Project, Series A, 6.25%, 6/1/2013         1,039,460             12,837,331
Berks County, PA, Municipal Authority Hospital Revenue,
  Reading Hospital  & Medical Center Project, Series 1993,
  5.7%, 10/1/2014                                                   1,049,120              1,049,120
Bethlehem, PA, Water Revenue, Series 1992, Prerefunded
  11/15/01 at 100, 11/15/2001, 6.25%, 11/15/2001                    1,018,050              1,018,050
Bucks County, PA, Water and Sewer Authority Revenue,Series
  1977, ETM,, 6.375%, 12/1/2008                                       450,478                450,478
Delaware County, PA, Health Facilities Revenue, Mercy
  Health Corporation of Southeastern Pennsylvania, Series
  1993 B, 6%, 11/15/2007                                            1,384,826              1,384,826
Delaware County, PA, White Horse Village,  Series 1996 A,
  6.6%, 7/1/2006                                                      988,840                988,840
Erie County, PA, Pollution Control, 5.3%, 4/1/2012                    984,460                984,460
Erie County, PA, Prison Authority, Commonwealth Lease
  Revenue, Series 1991, Prerefunded 11/1/01 at 100,,
  6.25%, 11/1/2001                                                  1,017,040              1,017,040
Erie, PA, General Obligation, Series B, Zero Coupon,
  11/15/2008                                                                               3,370,320
Hazleton, PA, Health Services Authority, Hospital Revenue,
  Hazelton-St Joseph Medical Center, 6.125%, 7/1/2016                                      3,402,718
Indiana County, PA, Industrial Development Authority,
  Polution Control Revenue, Pennsylvania Electric Company,
  Series 1995, 5.35%, 11/1/2010                                     1,045,770              1,045,770
Jeannette, PA, Health Service Authority, Revenue,
  Jeannette District Memorial Hospital, Series A, 6%,
  11/1/2018                                                                                  847,504
Latrobe, PA, Industrial Development Authority, ST. Vincent
  College Project, Series 1998, 5.375%, 5/1/2013                      972,600                972,600
Lehigh County, PA, General Purpose Authority, Revenue,
  Lehigh Valley Hospital, Series A, Prerefunded 7/1/2002,
  6.5%, 7/1/2010                                                                           6,306,960
Mckean County, PA, Hospital Authority, Revenue, Bradford
  Hospital, 5.95%, 10/1/2008                                                               2,878,092
Montgomery County, PA, Industrial Development Authority,
  Revenue, Retirement-Life Communities, 5.25%, 11/15/2028                                  3,252,480
Montgomery County, PA, Multi-Family Housing Revenue, KBF
  Associates L.P. Project, Series 1993 A, 6.375%, 7/1/2012          1,490,805              1,490,805
New Castle, PA, Area Hospital Authority, Revenue, Jameson
  Memorial Hospital, 6%, 7/1/2010                                                            913,706
Pennsylvania Convention Center Authority, Series 1989 A,
  ETM, 6%, 9/1/2009                                                 2,369,114              2,369,114
Pennsylvania Convention Center Authority Revenue, Series
  A, 6.7%, 9/1/2014                                                                        3,926,625
Pennsylvania Convention Center Authority Revenue, 6.75%,
  9/1/2019                                                                                 9,092,304
Pennsylvania Housing Finance Agency, Single Family
  Mortgage Revenue, Series 1991, 7.15%, 4/1/2015                      890,647                890,647
Pennsylvania Intergovernmental Cooperation Authority,
  Special Tax Revenue, City of Philadelphia, Series 1992,
  Prerefunded 6/15/02 at 100,, 6.8%, 6/15/2012                      1,036,050              1,036,050
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2014                                             2,542,650
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2015                                             2,269,845
Pennsylvania Intergovernmental Cooperational Authority,
  Inverse Floating Rate Bond, 6.37%, 6/15/2013                                             2,278,311
Pennsylvania General Obligation, Series 1992, 6.25%,
  7/1/2010                                                          1,114,790              1,114,790
Pennsylvania State Higher Educational Facility, Revenue,
  Ursinus College, 5.85%, 1/1/2017                                                         1,447,815
Pennsylvania State Higher Educational Facility, Revenue,
  Ursinus College, 5.9%, 1/1/2027                                                          3,256,044
Pennsylvania State Industrial Development Authority,
  Revenue, Series A, Prerefunded 1/1/2011, 7%, 1/1/2011                                    5,174,450
Commonwealth of Pennsylvania, Industrial Development
  Authority, Economic Development Revenue, 5.8%, 1/1/2008           4,522,212              4,522,212
Commonwealth of Pennsylvania, Industrial Development
  Authority, Economic Development Revenue, AMBAC, 5.8%,
  7/1/2008                                                          5,205,622              5,205,622
Philadelphia, PA,  Industrial Development Authority,
  Commercial Development Revenues, Series 1997, 6.5%,
  10/1/2027                                                           962,890                962,890
Philadelphia, PA,  Industrial Development Authority,
  Baptist Home of Philadelphia, Series 1998 A, 5.5%,
  11/15/2018                                                          812,840                812,840
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2001, 7.7%, 6/15/2021                                                   7,106,806
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2011, 7.7%, 6/15/2011                                                   5,690,632
Philadelphia, PA, Gas Works Revenue, Series 13,
  Prerefunded 6/15/2011, 7.7%, 6/15/2011                                                   2,607,753
Philadelphia, PA, Gas Works Revenue, Series 14,
  Prerefunded 7/1/2003, 6.375%, 7/1/2014                                                  10,674,229
Philadelphia, PA, Gas Works Revenue, Series 14, 6.375%,
  7/1/2014                                                                                21,580,174
Philadelphia, PA, Port Authority Lease Revenue, Series
  1993, 6.2%, 9/1/2013                                              2,084,520              2,084,520
Philadelphia, Pennsylvania School District     , 5.75%,
  2/1/2013                                                                                 4,144,927
Philadelphia, PA, General Obligation, School District,
  Series 1995 A, 6.25%, 9/1/2009                                    1,107,440              1,107,440
Commonwealth of Philadelphia, PA, Water & Wastewater
  Revenue, MBIA, 5.5%, 6/15/2007                                    5,230,050              5,230,050
Philadelphia, PA, Water & Wastewater Revenue, Series 1993,
  5.625%, 6/15/2009                                                 2,118,060              2,118,060
Philadelphia, PA, Water and Wastewater Revenue, Series
  1995, 6.25%, 8/1/2010                                             1,109,000              1,109,000
Philadelphia, PA, Hospital and Higher Education Facilities
  Authority, Children's Seashore House, Series 1992 A, 7%,
  8/15/2012                                                         1,044,340              1,044,340
Philadelphia, PA, Municipal Authority Revenue, Series D,
  6.3%, 7/15/2017                                                                          2,313,501
Philadelphia, PA, Municipal Authority Revenue, Series D,
  6.25%, 7/15/2013                                                                         2,535,775
Pittsburgh, PA, General Obligation, Series 1993 A, 5.5%,
  9/1/2014                                                          1,559,415              1,559,415
Pittsburgh, PA, Water and Sewer System Revenue, Series
  1986, ETM, 7.25%, 9/1/2014                                          176,949                176,949
Somerset County, PA, General Authority, Commonwealth Lease
  Revenue, Series 1991,  Prerefunded 10/15/01 at 100,,
  6.25%, 10/15/2011                                                 1,016,470              1,016,470
Union County, PA, Higher Education Facilities Authority,
  Bucknell University, Series 1992, 6.2%, 4/1/2007                  1,030,230              1,030,230
University Area, PA, Sewer Revenue,Series 1993, 5.25%,
  11/1/2014                                                         1,780,222              1,780,222
Westmoreland County, PA, Industrial Development Revenue,
  Westmoreland Health System, AMBAC, 5.375%, 7/1/2011               7,549,879              7,549,879
Puerto Rico
Puerto Rico, General Obligation, Public Improvement,
  Prerefunded 07/01/2002, 6.6%, 7/1/2013                            1,052,740              1,052,740
Puerto Rico Commonwealth, Rites, 10.5736%, 7/1/2013                                        3,084,250

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Puerto Rico Commonwealth, Highway & Transportation
  Authority, Series 1993W, 5.5%, 7/1/2013                                                                           1,000,000
Puerto Rico Public Building Authority, Government
  Facilities Revenue, Series 1995 A, 6.25%, 7/1/2013                                                                1,000,000
Puerto Rico Electric Power Authority, Series 1994S,
  6.125%, 7/1/2009                                                                                                  2,000,000
Rhode Island
Rhode Island Convention Center Authority, Refunding
  Revenue, 1993 Series B, MBIA Insured, 5.25%, 5/15/2015                                                           22,000,000
Rhode Island Convention Center Authority, Refunding
  Revenue, Series 1993 B, MBIA, 5%, 5/15/2010                                                                       5,000,000
Rhode Island Convention Center Authority, Series B, 5%,
  5/15/2020                                                                                                         2,750,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2010                                                                        6,200,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2011                                                                        4,525,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2012                                                                        2,500,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2013                                                                        7,340,000
Rhode Island Clean Water Protection Agency, Pollution
  Control Revenue, Revolving Fund, Series A, MBIA, 5.4%,
  10/1/2015                                                                                                         2,000,000
South Carolina
Charleston County, SC, Certificates of Participation,
  Series B, Prerefunded 6/1/2004, 6.875%, 6/1/2014                                              4,875,000
Charleston County, SC, Certificates of Participation,
  Series B, Prerefunded 6/1/2004, 7%, 6/1/2019                                                  2,385,000
Charleston County, SC, Certificates of Participation,
  Series B, 6.875%, 6/1/2014                                                                      240,000
Charleston County, SC, Certificates of Participation,
  Series B, 7%, 6/1/2019                                                                          115,000
Darlington County, SC, Pollution Control Revenue, Power
  and Light, 6.6%, 11/1/2010                                                                    7,500,000
Grand Strand, SC, Water & Sewer Authority, Revenue,
  6.375%, 6/1/2012                                                                              5,000,000
Piedmont, SC, Municipal Power Agency, Electric Revenue
  Bond, 6.75%, 1/1/2019                                                                                             3,525,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1991 A, ETM, FGIC Insured, 6.5%, 1/1/2016                                                                    430,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1993, ETM, MBIA Insured, 5.5%, 1/1/2008                                                                      840,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1993, ETM, MBIA Insured, 5.5%, 1/1/2012                                                                    2,190,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  MBIA Insured, 5.5%, 1/1/2012                                                                                      2,810,000
South Carolina Jobs and Economic Development Authority,
  Hospital Facilities Revenue, 7.375%, 12/15/2021                                               3,000,000           1,500,000
South Carolina State Public Services Authority, Revenue,
  Series A, 6.25%, 1/1/2022                                                                     7,000,000
Tennessee
Knox County, TN, Health, Education & Housing Facilities
  Board, Hospital Facilities Revenue, Fort Sanders
  Alliance, 7.25%, 1/1/2009                                                                                         3,750,000
Knox County, TN, Health & Educational Hospital Facilities
  Board, Fort Sanders Alliance, MBIA, 5.75%, 1/1/2011                                                              15,405,000
Knox County, TN, Health & Educational Facilities Board,
  Fort Sanders Alliance, MBIA, 6.25%, 1/1/2013                                                                      4,000,000
Knox County, TN, Health, Education and Housing Facilities
  Board, MBIA insured, 5.75%, 1/1/2014                                                                              2,000,000
Knox Cnty Tenn Health Edl & Hsg Facs Brd Hosp Facs Rev,
  1/1/2012                                                                                                          8,940,000
Metropolitan Nashville, TN, Airport Authority, Revenue,
  Series C, 6.6%, 7/1/2015                                                                      5,250,000
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2012                                                                                      3,410,000
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2013                                                                                      3,440,000
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2014                                                                                      4,965,000
Tennessee Housing Development Agency Mortgage Financial,
  Revenue, Series A, 7.05%, 7/1/2020                                                           17,770,000
Tennessee Housing Development Agency Mortgage Financial,
  Revenue, Series A, 7.125%, 7/1/2026                                                           1,885,000
Texas
Abilene, TX, Health Facilities Development Corporation
  Revenue, Retirement Facilities, 5.875%, 11/15/2018                                            3,250,000
Austin, TX, Bergstrom Landhost Enterprises, Airport Hotel,
  Series 1999 A, 6.75%, 4/1/2027                                                               17,785,000           4,000,000
Austin, TX, Independant School District, Series 1998, 5%,
  8/1/2015                                                                                                          2,000,000
Austin, TXCombined Utility System Revenue,  Zero Coupon,
  11/15/2011                                                                                   12,600,000
Austin, TXUtility System, AMBAC Insured, 11/15/2012                                                                13,520,000
Austin, TX, Utility Systems Revenue Refunding, MBIA
  Insured, Series A, Zero Coupon, 11/15/1908                                                                        3,460,000
Austin, TX, Utility Systems Revenue, 6%, 11/15/2013                                             9,500,000
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                                                       10,000
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                                                      110,000
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                                                      715,000
Texas Beaumiont W&S, 5%, 9/1/2019                                                               3,140,000
Texas Beaumont W&S, 5%, 9/1/2020                                                                3,595,000
Bexar County, TX, Health Facilities Development Corp.,
  Baptist Health System, Series 1997A, 6%, 11/15/2011                                                               2,000,000
Bexar County, TX, Health Facilities Development Corp.,
  Baptist Health System, Series 1997, 6%, 11/15/2012                                                                3,000,000
Boerne, TX, Independent School District, General
  Obligation, Zero Coupon, 2/1/2014                                                             2,785,000
Boerne, TX, Independent School District, General
  Obligation, Zero Coupon, 2/1/2016                                                             3,285,000
Brazos River Authority, Texas Pollution Control, Revenue,
  Daily Demand Note, 3.9%, 6/1/2030                                                             5,000,000
Brownsville, TX, Utility System Revenue, AMBAC Insured,
  6.25%, 9/1/2010                                                                                                   4,085,000
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2009                                                                1,500,000
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2010                                                                3,130,000
Cypress - Fairbanks, Texas Independent School District,
  Capital Appreciation, Series A, 2/15/2012                                                                         5,750,000
Cypress-Fairbanks, Texas Independent School District,
  Capital Appreciation, Series A, 2/15/2013                                                                         8,840,000
Cypress - Fairbanks Texas Independent School District,
  Capital Appreciation - Ref, Series A, 2/15/2014                                                                   6,000,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.75%,
  11/1/2003                                                                                                         1,000,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%,
  11/1/2005                                                                                                         2,000,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%,
  11/1/2006                                                                                                         2,025,000
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A,
  7.8%, 11/1/2007                                                                                                   2,390,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%,
  11/1/2008                                                                                                         4,500,000
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A,
  7.375%, 11/1/2009                                                                                                 4,500,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%,
  11/1/2010                                                                                                         3,500,000
Dallas, TX, Civic Center,  Revenue, 5%, 8/15/2028                                                                  10,000,000
Dallas, TX, Housing Finance Corp., Single Family Mortgage
  Revenue, MBIA, Zero Coupon, 10/1/2016                                                                             4,540,000
Ector County, TX, Hospital District, Hospital Revenue,
  Prerefunded 4/15/2012, 7.3%, 4/15/2012                                                          550,000
El Paso, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2011                                                            3,600,000
Fort Bend, Texas Independent School District, 5%, 8/15/2020                                                         5,130,000
Fort Bend, Texas Independent School District, 5%, 8/15/2021                                                         5,425,000
Fort Worth, TX, Higher Education Finance Corp.,  Revenue,
  5%, 3/15/2020                                                                                                     3,500,000
Georgetown, TX, Higher Education Finance, Revenue,
  Southwestern University Project, 6.25%, 2/15/2009                                               840,000
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2007                                                                             6,065,000
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2009                                                                             6,360,000
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2010                                                                             2,160,000
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2011                                                                             4,830,000
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2013                                                                             1,000,000
Harris County, TX, General Obligation,Toll Road Authority,
  Subordinate Lien, Unlimited Tax, Series A, Zero Coupon,
  8/15/2004                                                                                                         2,050,000
Harris County, TX, General Obligation, Toll Road
  Authority, Subordinate Lien, Series A, Zero Coupon,
  8/15/2005                                                                                                         4,025,000
Harris County, TX, Toll Road Authority, Toll Road Revenue,
  Subordinate Lien, Series 1994 A, Zero Coupon, 8/15/2006                                                           4,010,000
Harris County, TX, Revenue, Toll Road, Prerefunded
  8/1/2001, 6.75%, 8/1/2014                                                                    15,000,000
Harris County, TX, Toll Road Authority, Series 1992 A,
  Zero Coupon, 8/15/2004                                                                                            4,050,000
Harris County, TX, Toll Road Revenue, Sub Lien, 6%,
  8/1/2010                                                                                                         18,415,000
Harris County, Texas, REF-Toll Road-Sub Lien, 6%, 8/1/2011                                                         19,480,000
Harris County Texas, Ref-Toll Road-Sub Lien, 6%, 8/1/2012                                                           9,605,000
Harris County, TX, Health Facilities , Texas Medical
  Center Project, MBIA Insured, 6.25%, 5/15/2008                                                                    2,785,000
Harris County, TX , Health Facilities Development, MBIA
  Insured, 6.25%, 5/15/2009                                                                                         2,965,000
Harris County, TX, Health Facilities, Texas Medical Center
  Project, Series 1996, 6.25%, 5/15/2010                                                                            3,000,000
Houston, TX, Airport System Revenue, Series B, 5.25%,
  7/1/2011                                                                                     16,020,000
Houston Texas Airport Sys Revenue, AMT - Sub Lien, Series
  A, 5.875%, 7/1/2013                                                                                               6,000,000
, 5.875%, 7/1/2015                                                                              9,505,000
Houston, TX, Airport System Revenue, Refunded, Series A,
  6%, 7/1/2014                                                                                  5,030,000
Houston, TX, Airport System Revenue, 5%, 7/1/2025                                               9,520,000
Houston, TX, Higher Education Finance Corporation,
  Revenue, University of Saint Thomas Project, 7.25%,
  12/1/2007                                                                                     1,445,000
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2010                                                  8,500,000
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2011                                                  3,750,000
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2015                                                 26,000,000
Huston Tex Indpt Sch Dist, 5%, 2/15/2019                                                                            5,000,000
Houston, TX, Water and Sewer System Authority, Series 1991
  C, Zero Coupon, 12/1/2005                                                                                        15,000,000
Houston, TX, Water & Sewer System Authority, Series C,
  AMBAC, Zero Coupon, 12/1/2006                                                                                    14,575,000
Houston, TX, Water and Sewer System Authority, Series 1991
  C, Zero Coupon, 12/1/2007                                                                                         3,400,000
Houston, TX, Water & Sewer System Authority, Series C,
  AMBAC, Zero Coupon, 12/1/2008                                                                                     8,000,000
Houston, TX, Water & Sewer System Authority, Series C,
  Zero Coupon, AMBAC, 12/1/2009                                                                                    14,750,000
Houston, TX, Water & Sewer System Authority, Zero Coupon,
  AMBAC Insured, 12/1/2010                                                                                          5,000,000
Houston, TX, Water & Sewer System Authority, Zero Coupon,
  AMBAC Insured, Series 1991C, 12/1/2012                                                                            3,350,000
Hurst Euless Bedford, TX, Independent School
  District,Capital Appreciation Refunding, Series 1994,
  Zero Coupon, 8/15/2009                                                                                            4,925,000
Keller, TX, School District, Series 1998, 5%, 8/15/2030                                                             5,000,000
Laredo TX, Independent School District, 6%, 8/1/2011                                                                2,465,000
Lower Colorado River Authority, Texas RevenueCapital
  Appreciation, Junior Lien, 1/1/2013                                                                               5,600,000

                                                                  Pro Forma        Kemper Ohio Tax
                                                                  Combined        Free Market Value       Kemper Municipal
                       Security Name                          Par/Shares Amount          ($)            Bond Market Value ($)
                                                            ------------------------------------------------------------------
Puerto Rico Commonwealth, Highway & Transportation
  Authority, Series 1993W, 5.5%, 7/1/2013                          1,000,000
Puerto Rico Public Building Authority, Government
  Facilities Revenue, Series 1995 A, 6.25%, 7/1/2013               1,000,000
Puerto Rico Electric Power Authority, Series 1994S,
  6.125%, 7/1/2009                                                 2,000,000
Rhode Island
Rhode Island Convention Center Authority, Refunding
  Revenue, 1993 Series B, MBIA Insured, 5.25%, 5/15/2015          22,000,000
Rhode Island Convention Center Authority, Refunding
  Revenue, Series 1993 B, MBIA, 5%, 5/15/2010                      5,000,000
Rhode Island Convention Center Authority, Series B, 5%,
  5/15/2020                                                        2,750,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2010                       6,200,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2011                       4,525,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2012                       2,500,000
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2013                       7,340,000
Rhode Island Clean Water Protection Agency, Pollution
  Control Revenue, Revolving Fund, Series A, MBIA, 5.4%,
  10/1/2015                                                        2,000,000
South Carolina
Charleston County, SC, Certificates of Participation,
  Series B, Prerefunded 6/1/2004, 6.875%, 6/1/2014                 4,875,000                                  5,333,103
Charleston County, SC, Certificates of Participation,
  Series B, Prerefunded 6/1/2004, 7%, 6/1/2019                     2,385,000                                  2,618,276
Charleston County, SC, Certificates of Participation,
  Series B, 6.875%, 6/1/2014                                         240,000                                    258,936
Charleston County, SC, Certificates of Participation,
  Series B, 7%, 6/1/2019                                             115,000                                    124,298
Darlington County, SC, Pollution Control Revenue, Power
  and Light, 6.6%, 11/1/2010                                       7,500,000                                  7,956,900
Grand Strand, SC, Water & Sewer Authority, Revenue,
  6.375%, 6/1/2012                                                 5,000,000                                  5,637,950
Piedmont, SC, Municipal Power Agency, Electric Revenue
  Bond, 6.75%, 1/1/2019                                            3,525,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1991 A, ETM, FGIC Insured, 6.5%, 1/1/2016                   430,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1993, ETM, MBIA Insured, 5.5%, 1/1/2008                     840,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1993, ETM, MBIA Insured, 5.5%, 1/1/2012                   2,190,000
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  MBIA Insured, 5.5%, 1/1/2012                                     2,810,000
South Carolina Jobs and Economic Development Authority,
  Hospital Facilities Revenue, 7.375%, 12/15/2021                  4,500,000                                  2,982,420
South Carolina State Public Services Authority, Revenue,
  Series A, 6.25%, 1/1/2022                                        7,000,000                                  7,390,320
Tennessee
Knox County, TN, Health, Education & Housing Facilities
  Board, Hospital Facilities Revenue, Fort Sanders
  Alliance, 7.25%, 1/1/2009                                        3,750,000
Knox County, TN, Health & Educational Hospital Facilities
  Board, Fort Sanders Alliance, MBIA, 5.75%, 1/1/2011             15,405,000
Knox County, TN, Health & Educational Facilities Board,
  Fort Sanders Alliance, MBIA, 6.25%, 1/1/2013                     4,000,000
Knox County, TN, Health, Education and Housing Facilities
  Board, MBIA insured, 5.75%, 1/1/2014                             2,000,000
Knox Cnty Tenn Health Edl & Hsg Facs Brd Hosp Facs Rev,
  1/1/2012                                                         8,940,000
Metropolitan Nashville, TN, Airport Authority, Revenue,
  Series C, 6.6%, 7/1/2015                                         5,250,000                                  5,410,282
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2012                                                         3,410,000                                  1,879,626
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2013                                                         3,440,000                                  1,782,780
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2014                                                         4,965,000                                  2,418,401
Tennessee Housing Development Agency Mortgage Financial,
  Revenue, Series A, 7.05%, 7/1/2020                              17,770,000                                 18,334,375
Tennessee Housing Development Agency Mortgage Financial,
  Revenue, Series A, 7.125%, 7/1/2026                              1,885,000                                  1,945,206
Texas
Abilene, TX, Health Facilities Development Corporation
  Revenue, Retirement Facilities, 5.875%, 11/15/2018               3,250,000                                  2,727,757
Austin, TX, Bergstrom Landhost Enterprises, Airport Hotel,
  Series 1999 A, 6.75%, 4/1/2027                                  21,785,000                                 16,680,907
Austin, TX, Independant School District, Series 1998, 5%,
  8/1/2015                                                         2,000,000
Austin, TXCombined Utility System Revenue,  Zero Coupon,
  11/15/2011                                                      12,600,000                                  7,225,092
Austin, TXUtility System, AMBAC Insured, 11/15/2012               13,520,000
Austin, TX, Utility Systems Revenue Refunding, MBIA
  Insured, Series A, Zero Coupon, 11/15/1908                       3,460,000
Austin, TX, Utility Systems Revenue, 6%, 11/15/2013                9,500,000                                 10,393,095
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                          10,000                                     10,429
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                         110,000                                    117,894
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                         715,000                                    758,600
Texas Beaumiont W&S, 5%, 9/1/2019                                  3,140,000                                  2,987,458
Texas Beaumont W&S, 5%, 9/1/2020                                   3,595,000                                  3,402,559
Bexar County, TX, Health Facilities Development Corp.,
  Baptist Health System, Series 1997A, 6%, 11/15/2011              2,000,000
Bexar County, TX, Health Facilities Development Corp.,
  Baptist Health System, Series 1997, 6%, 11/15/2012               3,000,000
Boerne, TX, Independent School District, General
  Obligation, Zero Coupon, 2/1/2014                                2,785,000                                  1,360,583
Boerne, TX, Independent School District, General
  Obligation, Zero Coupon, 2/1/2016                                3,285,000                                  1,424,638
Brazos River Authority, Texas Pollution Control, Revenue,
  Daily Demand Note, 3.9%, 6/1/2030                                5,000,000                                  5,000,000
Brownsville, TX, Utility System Revenue, AMBAC Insured,
  6.25%, 9/1/2010                                                  4,085,000
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2009               1,500,000
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2010               3,130,000
Cypress - Fairbanks, Texas Independent School District,
  Capital Appreciation, Series A, 2/15/2012                        5,750,000
Cypress-Fairbanks, Texas Independent School District,
  Capital Appreciation, Series A, 2/15/2013                        8,840,000
Cypress - Fairbanks Texas Independent School District,
  Capital Appreciation - Ref, Series A, 2/15/2014                  6,000,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.75%,
  11/1/2003                                                        1,000,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%,
  11/1/2005                                                        2,000,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%,
  11/1/2006                                                        2,025,000
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A,
  7.8%, 11/1/2007                                                  2,390,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%,
  11/1/2008                                                        4,500,000
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A,
  7.375%, 11/1/2009                                                4,500,000
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%,
  11/1/2010                                                        3,500,000
Dallas, TX, Civic Center,  Revenue, 5%, 8/15/2028                 10,000,000
Dallas, TX, Housing Finance Corp., Single Family Mortgage
  Revenue, MBIA, Zero Coupon, 10/1/2016                            4,540,000
Ector County, TX, Hospital District, Hospital Revenue,
  Prerefunded 4/15/2012, 7.3%, 4/15/2012                             550,000                                    581,493
El Paso, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2011                               3,600,000                                  2,051,532
Fort Bend, Texas Independent School District, 5%, 8/15/2020        5,130,000
Fort Bend, Texas Independent School District, 5%, 8/15/2021        5,425,000
Fort Worth, TX, Higher Education Finance Corp.,  Revenue,
  5%, 3/15/2020                                                    3,500,000
Georgetown, TX, Higher Education Finance, Revenue,
  Southwestern University Project, 6.25%, 2/15/2009                  840,000                                    874,734
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2007                                                6,065,000                                  4,312,093
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2009                                                6,360,000                                  4,059,715
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2010                                                2,160,000                                  1,304,316
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2011                                                4,830,000                                  2,746,482
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2013                                                1,000,000                                    501,690
Harris County, TX, General Obligation,Toll Road Authority,
  Subordinate Lien, Unlimited Tax, Series A, Zero Coupon,
  8/15/2004                                                        2,050,000
Harris County, TX, General Obligation, Toll Road
  Authority, Subordinate Lien, Series A, Zero Coupon,
  8/15/2005                                                        4,025,000
Harris County, TX, Toll Road Authority, Toll Road Revenue,
  Subordinate Lien, Series 1994 A, Zero Coupon, 8/15/2006          4,010,000
Harris County, TX, Revenue, Toll Road, Prerefunded
  8/1/2001, 6.75%, 8/1/2014                                       15,000,000                                 15,504,600
Harris County, TX, Toll Road Authority, Series 1992 A,
  Zero Coupon, 8/15/2004                                           4,050,000
Harris County, TX, Toll Road Revenue, Sub Lien, 6%,
  8/1/2010                                                        18,415,000
Harris County, Texas, REF-Toll Road-Sub Lien, 6%, 8/1/2011        19,480,000
Harris County Texas, Ref-Toll Road-Sub Lien, 6%, 8/1/2012          9,605,000
Harris County, TX, Health Facilities , Texas Medical
  Center Project, MBIA Insured, 6.25%, 5/15/2008                   2,785,000
Harris County, TX , Health Facilities Development, MBIA
  Insured, 6.25%, 5/15/2009                                        2,965,000
Harris County, TX, Health Facilities, Texas Medical Center
  Project, Series 1996, 6.25%, 5/15/2010                           3,000,000
Houston, TX, Airport System Revenue, Series B, 5.25%,
  7/1/2011                                                        16,020,000                                 16,134,863
Houston Texas Airport Sys Revenue, AMT - Sub Lien, Series
  A, 5.875%, 7/1/2013                                              6,000,000
, 5.875%, 7/1/2015                                                 9,505,000                                  9,864,098
Houston, TX, Airport System Revenue, Refunded, Series A,
  6%, 7/1/2014                                                     5,030,000                                  5,260,323
Houston, TX, Airport System Revenue, 5%, 7/1/2025                  9,520,000                                  8,580,090
Houston, TX, Higher Education Finance Corporation,
  Revenue, University of Saint Thomas Project, 7.25%,
  12/1/2007                                                        1,445,000                                  1,500,935
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2010                     8,500,000                                  5,156,525
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2011                     3,750,000                                  2,143,237
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2015                    26,000,000                                 11,603,020
Huston Tex Indpt Sch Dist, 5%, 2/15/2019                           5,000,000
Houston, TX, Water and Sewer System Authority, Series 1991
  C, Zero Coupon, 12/1/2005                                       15,000,000
Houston, TX, Water & Sewer System Authority, Series C,
  AMBAC, Zero Coupon, 12/1/2006                                   14,575,000
Houston, TX, Water and Sewer System Authority, Series 1991
  C, Zero Coupon, 12/1/2007                                        3,400,000
Houston, TX, Water & Sewer System Authority, Series C,
  AMBAC, Zero Coupon, 12/1/2008                                    8,000,000
Houston, TX, Water & Sewer System Authority, Series C,
  Zero Coupon, AMBAC, 12/1/2009                                   14,750,000
Houston, TX, Water & Sewer System Authority, Zero Coupon,
  AMBAC Insured, 12/1/2010                                         5,000,000
Houston, TX, Water & Sewer System Authority, Zero Coupon,
  AMBAC Insured, Series 1991C, 12/1/2012                           3,350,000
Hurst Euless Bedford, TX, Independent School
  District,Capital Appreciation Refunding, Series 1994,
  Zero Coupon, 8/15/2009                                           4,925,000
Keller, TX, School District, Series 1998, 5%, 8/15/2030            5,000,000
Laredo TX, Independent School District, 6%, 8/1/2011               2,465,000
Lower Colorado River Authority, Texas RevenueCapital
  Appreciation, Junior Lien, 1/1/2013                              5,600,000

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Puerto Rico Commonwealth, Highway & Transportation
  Authority, Series 1993W, 5.5%, 7/1/2013                           1,067,950              1,067,950
Puerto Rico Public Building Authority, Government
  Facilities Revenue, Series 1995 A, 6.25%, 7/1/2013                1,140,320              1,140,320
Puerto Rico Electric Power Authority, Series 1994S,
  6.125%, 7/1/2009                                                  2,239,080              2,239,080
Rhode Island
Rhode Island Convention Center Authority, Refunding
  Revenue, 1993 Series B, MBIA Insured, 5.25%, 5/15/2015           22,232,980             22,232,980
Rhode Island Convention Center Authority, Refunding
  Revenue, Series 1993 B, MBIA, 5%, 5/15/2010                       5,084,700              5,084,700
Rhode Island Convention Center Authority, Series B, 5%,
  5/15/2020                                                         2,579,115              2,579,115
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2010                        6,717,080              6,717,080
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2011                        4,908,901              4,908,901
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2012                        2,703,775              2,703,775
Rhode Island Depositors Economic Protection Corp., Special
  Obligation, Series B, MBIA, 5.8%, 8/1/2013                        7,903,491              7,903,491
Rhode Island Clean Water Protection Agency, Pollution
  Control Revenue, Revolving Fund, Series A, MBIA, 5.4%,
  10/1/2015                                                         2,040,240              2,040,240
South Carolina
Charleston County, SC, Certificates of Participation,
  Series B, Prerefunded 6/1/2004, 6.875%, 6/1/2014                                         5,333,103
Charleston County, SC, Certificates of Participation,
  Series B, Prerefunded 6/1/2004, 7%, 6/1/2019                                             2,618,276
Charleston County, SC, Certificates of Participation,
  Series B, 6.875%, 6/1/2014                                                                 258,936
Charleston County, SC, Certificates of Participation,
  Series B, 7%, 6/1/2019                                                                     124,298
Darlington County, SC, Pollution Control Revenue, Power
  and Light, 6.6%, 11/1/2010                                                               7,956,900
Grand Strand, SC, Water & Sewer Authority, Revenue,
  6.375%, 6/1/2012                                                                         5,637,950
Piedmont, SC, Municipal Power Agency, Electric Revenue
  Bond, 6.75%, 1/1/2019                                             4,098,940              4,098,940
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1991 A, ETM, FGIC Insured, 6.5%, 1/1/2016                    489,133                489,133
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1993, ETM, MBIA Insured, 5.5%, 1/1/2008                      883,940                883,940
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  Series 1993, ETM, MBIA Insured, 5.5%, 1/1/2012                    2,306,048              2,306,048
Piedmont, SC, Municipal Power Agency, Electric Revenue,
  MBIA Insured, 5.5%, 1/1/2012                                      2,924,676              2,924,676
South Carolina Jobs and Economic Development Authority,
  Hospital Facilities Revenue, 7.375%, 12/15/2021                   1,491,210              4,473,630
South Carolina State Public Services Authority, Revenue,
  Series A, 6.25%, 1/1/2022                                                                7,390,320
Tennessee
Knox County, TN, Health, Education & Housing Facilities
  Board, Hospital Facilities Revenue, Fort Sanders
  Alliance, 7.25%, 1/1/2009                                         4,349,962              4,349,962
Knox County, TN, Health & Educational Hospital Facilities
  Board, Fort Sanders Alliance, MBIA, 5.75%, 1/1/2011              16,229,629             16,229,629
Knox County, TN, Health & Educational Facilities Board,
  Fort Sanders Alliance, MBIA, 6.25%, 1/1/2013                      4,375,040              4,375,040
Knox County, TN, Health, Education and Housing Facilities
  Board, MBIA insured, 5.75%, 1/1/2014                              2,104,360              2,104,360
Knox Cnty Tenn Health Edl & Hsg Facs Brd Hosp Facs Rev,
  1/1/2012                                                          9,859,836              9,859,836
Metropolitan Nashville, TN, Airport Authority, Revenue,
  Series C, 6.6%, 7/1/2015                                                                 5,410,282
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2012                                                                                 1,879,626
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2013                                                                                 1,782,780
Shelby County, TN, General Obligation, Zero Coupon,
  8/1/2014                                                                                 2,418,401
Tennessee Housing Development Agency Mortgage Financial,
  Revenue, Series A, 7.05%, 7/1/2020                                                      18,334,375
Tennessee Housing Development Agency Mortgage Financial,
  Revenue, Series A, 7.125%, 7/1/2026                                                      1,945,206
Texas
Abilene, TX, Health Facilities Development Corporation
  Revenue, Retirement Facilities, 5.875%, 11/15/2018                                       2,727,757
Austin, TX, Bergstrom Landhost Enterprises, Airport Hotel,
  Series 1999 A, 6.75%, 4/1/2027                                    3,751,680             20,432,587
Austin, TX, Independant School District, Series 1998, 5%,
  8/1/2015                                                          1,970,240              1,970,240
Austin, TXCombined Utility System Revenue,  Zero Coupon,
  11/15/2011                                                                               7,225,092
Austin, TXUtility System, AMBAC Insured, 11/15/2012                 7,292,012              7,292,012
Austin, TX, Utility Systems Revenue Refunding, MBIA
  Insured, Series A, Zero Coupon, 11/15/1908                        2,342,800              2,342,800
Austin, TX, Utility Systems Revenue, 6%, 11/15/2013                                       10,393,095
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                                                  10,429
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                                                 117,894
Austin, TX, Water, Sewer and Electric Revenue, 14%,
  11/15/2001                                                                                 758,600
Texas Beaumiont W&S, 5%, 9/1/2019                                                          2,987,458
Texas Beaumont W&S, 5%, 9/1/2020                                                           3,402,559
Bexar County, TX, Health Facilities Development Corp.,
  Baptist Health System, Series 1997A, 6%, 11/15/2011               2,164,480              2,164,480
Bexar County, TX, Health Facilities Development Corp.,
  Baptist Health System, Series 1997, 6%, 11/15/2012                3,243,630              3,243,630
Boerne, TX, Independent School District, General
  Obligation, Zero Coupon, 2/1/2014                                                        1,360,583
Boerne, TX, Independent School District, General
  Obligation, Zero Coupon, 2/1/2016                                                        1,424,638
Brazos River Authority, Texas Pollution Control, Revenue,
  Daily Demand Note, 3.9%, 6/1/2030                                                        5,000,000
Brownsville, TX, Utility System Revenue, AMBAC Insured,
  6.25%, 9/1/2010                                                   4,529,897              4,529,897
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2009                  951,975                951,975
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2010                1,897,906              1,897,906
Cypress - Fairbanks, Texas Independent School District,
  Capital Appreciation, Series A, 2/15/2012                         3,223,737              3,223,737
Cypress-Fairbanks, Texas Independent School District,
  Capital Appreciation, Series A, 2/15/2013                         4,656,646              4,656,646
Cypress - Fairbanks Texas Independent School District,
  Capital Appreciation - Ref, Series A, 2/15/2014                   2,972,040              2,972,040
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.75%,
  11/1/2003                                                         1,086,360              1,086,360
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%,
  11/1/2005                                                         2,231,060              2,231,060
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%,
  11/1/2006                                                         2,256,295              2,256,295
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A,
  7.8%, 11/1/2007                                                   2,671,040              2,671,040
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%,
  11/1/2008                                                         4,961,745              4,961,745
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A,
  7.375%, 11/1/2009                                                 4,961,745              4,961,745
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%,
  11/1/2010                                                         3,847,445              3,847,445
Dallas, TX, Civic Center,  Revenue, 5%, 8/15/2028                   9,211,000              9,211,000
Dallas, TX, Housing Finance Corp., Single Family Mortgage
  Revenue, MBIA, Zero Coupon, 10/1/2016                               903,460                903,460
Ector County, TX, Hospital District, Hospital Revenue,
  Prerefunded 4/15/2012, 7.3%, 4/15/2012                                                     581,493
El Paso, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2011                                                       2,051,532
Fort Bend, Texas Independent School District, 5%, 8/15/2020         4,855,750              4,855,750
Fort Bend, Texas Independent School District, 5%, 8/15/2021         5,107,691              5,107,691
Fort Worth, TX, Higher Education Finance Corp.,  Revenue,
  5%, 3/15/2020                                                     3,307,150              3,307,150
Georgetown, TX, Higher Education Finance, Revenue,
  Southwestern University Project, 6.25%, 2/15/2009                                          874,734
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2007                                                                        4,312,093
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2009                                                                        4,059,715
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2010                                                                        1,304,316
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2011                                                                        2,746,482
Grapevine-Colleyville, TX, General Obligation, Zero
  Coupon, 8/15/2013                                                                          501,690
Harris County, TX, General Obligation,Toll Road Authority,
  Subordinate Lien, Unlimited Tax, Series A, Zero Coupon,
  8/15/2004                                                         1,721,836              1,721,836
Harris County, TX, General Obligation, Toll Road
  Authority, Subordinate Lien, Series A, Zero Coupon,
  8/15/2005                                                         3,217,907              3,217,907
Harris County, TX, Toll Road Authority, Toll Road Revenue,
  Subordinate Lien, Series 1994 A, Zero Coupon, 8/15/2006           3,048,602              3,048,602
Harris County, TX, Revenue, Toll Road, Prerefunded
  8/1/2001, 6.75%, 8/1/2014                                                               15,504,600
Harris County, TX, Toll Road Authority, Series 1992 A,
  Zero Coupon, 8/15/2004                                            3,401,676              3,401,676
Harris County, TX, Toll Road Revenue, Sub Lien, 6%,
  8/1/2010                                                         20,027,233             20,027,233
Harris County, Texas, REF-Toll Road-Sub Lien, 6%, 8/1/2011         21,161,708             21,161,708
Harris County Texas, Ref-Toll Road-Sub Lien, 6%, 8/1/2012          10,407,497             10,407,497
Harris County, TX, Health Facilities , Texas Medical
  Center Project, MBIA Insured, 6.25%, 5/15/2008                    3,023,785              3,023,785
Harris County, TX , Health Facilities Development, MBIA
  Insured, 6.25%, 5/15/2009                                         3,236,178              3,236,178
Harris County, TX, Health Facilities, Texas Medical Center
  Project, Series 1996, 6.25%, 5/15/2010                            3,290,460              3,290,460
Houston, TX, Airport System Revenue, Series B, 5.25%,
  7/1/2011                                                                                16,134,863
Houston Texas Airport Sys Revenue, AMT - Sub Lien, Series
  A, 5.875%, 7/1/2013                                               6,286,260              6,286,260
, 5.875%, 7/1/2015                                                                         9,864,098
Houston, TX, Airport System Revenue, Refunded, Series A,
  6%, 7/1/2014                                                                             5,260,323
Houston, TX, Airport System Revenue, 5%, 7/1/2025                                          8,580,090
Houston, TX, Higher Education Finance Corporation,
  Revenue, University of Saint Thomas Project, 7.25%,
  12/1/2007                                                                                1,500,935
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2010                                             5,156,525
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2011                                             2,143,237
Houston, TX, Independent School District, General
  Obligation, Series A, Zero Coupon, 2/15/2015                                            11,603,020
Huston Tex Indpt Sch Dist, 5%, 2/15/2019                            4,727,500              4,727,500
Houston, TX, Water and Sewer System Authority, Series 1991
  C, Zero Coupon, 12/1/2005                                        11,808,300             11,808,300
Houston, TX, Water & Sewer System Authority, Series C,
  AMBAC, Zero Coupon, 12/1/2006                                    10,905,889             10,905,889
Houston, TX, Water and Sewer System Authority, Series 1991
  C, Zero Coupon, 12/1/2007                                         2,415,836              2,415,836
Houston, TX, Water & Sewer System Authority, Series C,
  AMBAC, Zero Coupon, 12/1/2008                                     5,392,480              5,392,480
Houston, TX, Water & Sewer System Authority, Series C,
  Zero Coupon, AMBAC, 12/1/2009                                     9,422,742              9,422,742
Houston, TX, Water & Sewer System Authority, Zero Coupon,
  AMBAC Insured, 12/1/2010                                          3,024,250              3,024,250
Houston, TX, Water & Sewer System Authority, Zero Coupon,
  AMBAC Insured, Series 1991C, 12/1/2012                            1,796,370              1,796,370
Hurst Euless Bedford, TX, Independent School
  District,Capital Appreciation Refunding, Series 1994,
  Zero Coupon, 8/15/2009                                            3,200,856              3,200,856
Keller, TX, School District, Series 1998, 5%, 8/15/2030             4,591,350              4,591,350
Laredo TX, Independent School District, 6%, 8/1/2011                2,658,970              2,658,970
Lower Colorado River Authority, Texas RevenueCapital
  Appreciation, Junior Lien, 1/1/2013                               2,997,008              2,997,008

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Lubbock, TX, Health Facilities Development Corp.,
  Methodist Hospital, Series B, AMBAC, 5.6%, 12/1/2007                                                              2,415,000
Lubbock, TX, Health Facilities Development Corp.,
  Methodist Hospital, Series B, AMBAC, 5.625%, 12/1/2008                                                            4,400,000
Lubbock, TX, Health Facilities Development Corporation,
  Series B,, 5.625%, 12/1/2009                                                                                      4,640,000
Mesquite, TX, Independent School District,  General
  Obligation, 5.125%, 8/15/2019                                                                                     2,640,000
North Texas, Highway Revenue Tolls, Dallas Tollway, Series
  1997 A, 5%, 1/1/2020                                                                                              2,165,000
Northeast, TX, Hospital Authority, Revenue Refunding,
  Northeast Medical Center, Series 1997, 6%, 5/15/2010                                                              2,180,000
Northwest Texas Independent School District, Capital
  Appreciation Bonds, Series 1991, Zero Coupon, 8/15/2010                                                           3,690,000
Rio Grande Valley, TX, Health Facilities Development,
  Revenue, Series B, 6.4%, 8/1/2012                                                             3,700,000
Round Rock, TX, Independent School District, General
  Obligation, Zero Coupon, 8/1/2008                                                             5,020,000
Texas, Sabine River Pollution Authority, Revenue,
  Southwestern Electric Power, 6.1%, 4/1/2018                                                  30,200,000
San Antonio, TX, Airport Systems Revenue, Series 1991,
  ETM,, 7%, 7/1/2002                                                                                                1,695,000
San Antonio, TX, Electric and Gas Revenue, Series 1989 A,
  Zero Coupon, 2/1/2005                                                                                             9,500,000
San Antonio, TX, Electric and Gas Revenue, Series 1991 A,
  Zero Coupon, 2/1/2005                                                                                            13,000,000
San Antonio, TX, Electric & Gas, Revenue Refunding, Series
  A, FGIC, Zero Coupon, 2/1/2006                                                                                   17,900,000
San Antonio, TX, Zero Coupon, FGIC Insured, Series 1991B,
  2/1/2009                                                                                                          4,400,000
San Antonio, TX, Electric & Gas, Revenue, Series A, 5.25%,
  2/1/2012                                                                                                          3,000,000
Tarrant County, TX, Health Facilities Development Corp.,
  Hospital Refunding Revenue, Fort Worth Osteopathic
  Hospital, MBIA, 6%, 5/15/2011                                                                                     4,615,000
Tarrant County, TX, Health Facilities Development Corp.,
  Hospital Refunding Revenue, Fort-Worth Osteopathic
  Hospital, MBIA, 6%, 5/15/2021                                                                                     6,235,000
Texas General Obligation, 7%, 9/15/2012                                                         9,081,165
Texas Housing Agency Mortgage Revenue, Series A, 7.15%,
  9/1/2012                                                                                        150,000
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2007                                                                  9,250,000
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2009                                                                  4,435,000
Tesas Municipal Power Agency Revenue, Capital
  Appreciation, 9/1/2016                                                                                           18,675,000
Texas Municipal Power Agency Revenue, Capital
  Appreciation, Refunded, Zero Coupon, 9/1/2017                                                                     6,000,000
State of Texas, General Obligation, Amt-Veterans Land,
  6.4%, 12/1/2024                                                                               8,550,000
State of Texas, General Obligation, Capital Appreciation,
  Prerefunded, Series C, 4/1/2005                                                                                   7,540,000
Texas State, College Student Loan, 5%, 8/1/2020                                                                     3,560,000
Texas State Deptartment Housing & Community Affairs,
  Revenue, Series A, 6.4%, 1/1/2027                                                             3,350,000
Texas Public Finance Authority, Building Authority, Series
  B, AMBAC, 6.25%, 2/1/2008                                                                                         5,190,000
Texas Water Development Board Revenue, Series 1999 B,
  5.25%, 7/15/2017                                                                                                  5,000,000
Texas Water Revenue, 5.625%, 7/15/2011                                                          3,630,000
Texas Water Revenue C10 S00A, 5.625%, 7/15/2015                                                 1,000,000
Titus County, TX, Hospital District Revenue, Revenue,
  6.125%, 8/15/2013                                                                             6,700,000
Travis County, TX, Health Facilities Development Corp.,
  Ascension Health,  Series 1999 A, 5.75%, 11/15/2011                                                               3,440,000
Travis County, TX, Health Facilities Development
  Corp.,Ascension Health, Series 199 A, 6.25%, 11/15/2015                                                           2,780,000
Travis County, TX, Health Facilities Development Corp.,
  Series 1999 A, 6.25%, 11/15/2016                                                                                 13,770,000
Travis County, TX, Housing Financial Corporation Revenue,
  Series A, 7%, 12/1/2011                                                                         225,000
Trinity River, Texas, Wastewater Systems Revenue, Series
  B, 5.25%, 8/1/2012                                                                                                5,540,000
Waxahachie, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2012                                                            4,120,000
Waxahachie, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2013                                                            2,060,000
Utah
Intermountain Power Supply Agency, UT, Power Supply
  Revenue, Series A, AMBAC, Zero Coupon, 7/1/2002                                                                   1,655,000
Intermountain Power Supply Agency, UT, 5%, 7/1/2012                                                                   630,000
Intermountain Power Supply Agency, UT, 7/1/2003                                                                       630,000
Intermountain Power Supply Agency, UT, 7/1/2004                                                                     1,095,000
Intermountain Power Supply Agency, UT, 5%, 7/1/2012                                                                   370,000
Intermountain Power Supply Agency, UT, 7/1/2003                                                                       370,000
Intermountain Power Supply Agency, UT, 7/1/2004                                                                       635,000
Intermountain Power Supply Agency, UT, 6.5%, 7/1/2008                                                               2,530,000
Intermountain Power Supply Agency, UT, 6.5%, 7/1/2008                                                               1,470,000
Provo, UT, Electric System Revenue, ETM, AMBAC, 10.375%,
  9/15/2015                                                                                                         1,745,000
Salt Lake City, UT, Hospital Revenue, Intermountain Health
  Care, Inversed Inflow, Series 1992, 6.15%, 2/15/2012                                                              1,500,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2002                                                                   5,200,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2004                                                                   5,895,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2005                                                                   5,900,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2006                                                                   5,895,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2007                                                                   3,750,000
Utah State Housing Financial Agency, Revenue, Series D,
  8.625%, 1/1/2019                                                                                 40,000
West Valley City, UT, Excise Tax Revenue, 10.625%, 7/1/2004                                       555,000
Virgin Islands
Virgin Islands Public Financial Authority Revenue, Series
  1992 A, Prerefunded 10/01/2002 at 102, 7.25%, 10/1/2018                     225,000           3,000,000           2,500,000
Virgin Islands Public Finance Authority, Revenue Bond,
  Series 1999 A, 6.5%, 10/1/2024                                              300,000                                 600,000
Virginia
Fairfax County, VA, Economic Development Authority
  Revenue, Series 1999 A, 7.25%, 10/1/2019                                                                          2,000,000
Fairfax County, VA, Economic Development Authority
  Revenue, Retirement Community, Series A, 7.5%, 10/1/2029                                      7,100,000
Richmond, VA, General Obligation, Series B, 6.25%,
  1/15/2018                                                                                     2,665,000
Roanoke, VA, Industrial Development Authority, Roanoke
  Memorial Hospital, Series B, MBIA, 6.125%, 7/1/2017                                                               5,500,000
Southeastern Public Service Authority, VA, Refunding
  Revenue, Series A, MBIA, 5.25%, 7/1/2010                                                                          7,380,000
Virginia Beach, VA, Development Authority, VA Beach
  General Hospital Project, Series 1993, 5.125%, 2/15/2018                                                          3,000,000
Virginia State Public School Authority, Series B, 5%,
  8/1/2017                                                                                                          6,010,000
Virginia State Public School Authority, Series B, 5%,
  8/1/2020                                                                                                          2,960,000
Winchester County, VA, Industrial Development Authority,
  Hospital Revenue, AMBAC, 6%, 1/1/2015                                                                             5,700,000
Washington
Chelan County, Washington Public Utility No. 1 Columbia
  River Rock, Capital Appreciation, Series A, 6/1/2014                                                             12,685,000
Clark County, WA, Public Utility District, FGIC Insured,
  Series 1995, 6%, 1/1/2008                                                                                         2,200,000
Clark County, WA, School District, General Obligation ,
  6.125%, 12/1/2011                                                                                                 3,190,000
King & Snohomish Counties, WA, General Obligation, School
  District #417, FGIC, 5.6%, 12/1/2010                                                                              1,650,000
King County, WA, General Obligation, Series B, 6.625%,
  12/1/2015                                                                                     9,845,000
Port Seattle Wash Rev, 6%, 2/1/2012                                                                                 1,765,000
Port Seattle Washington Revenue, 6%, 2/1/2014                                                                       4,000,000
Snohomish County, WA, School District #6, FGIC, 6.5%,
  12/1/2007                                                                                                         3,325,000
Snohomish County,  WA,  School District # 015,  General
  Obligation, 5.75%, 12/1/2011                                                                                      3,485,000
Spokane County, WA, School District, General Obligation,
  Series B, Zero Coupon, 12/1/2014                                                              2,500,000
State of Washington, General Obligation Series AT-5, MBIA
  Insured, Zero Coupon, 8/1/2010                                                                                    2,625,000
Washington St, 1/1/2017                                                                                             4,535,000
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.8%, 11/1/2009                                                                           4,595,000
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.75%, 11/1/2007                                                                          7,350,000
Washington State Health Care Facilities Authority, Empire
  Health Services-Spokane, Series 1993, 5.8%, 11/1/2008                                                             4,865,000
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.8%, 11/1/2010                                                                           2,100,000
Washington State Public Power Supply System, Nuclear
  Project No. 1, Series 1990 B, 7.25%, 7/1/2009                                                                    12,350,000
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
  7/1/2007                                                                                                          4,195,000
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
  7/1/2007                                                                                                          4,375,000
Washington State Public Power Supply System, Nuclear
  Project No. 2, Series 1990 A, 7.25%, 7/1/2006                                                                     7,000,000
Washington Public Power Supply System, Nuclear Project #2,
  Series 1992A, MBIA/BIG Insured, Zero Coupon, 7/1/2011                                                             4,200,000
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #2, Series A, MBIA, 5.7%, 7/1/2008                                                                5,000,000
Washington State Public Power Supply System Nuclear
  Project No. 2, Series 1994 A, 6%, 7/1/2007                                                                        7,000,000
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #3, Series A, MBIA, Zero Coupon, 7/1/2004                                                         3,625,000
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #3, Series A, MBIA, Zero Coupon, 7/1/2005                                                         4,125,000
Washington State Public Power Supply System,, Nuclear
  Project No. 3, Series  1989 A, Zero Coupon, 7/1/2006                                                              1,380,000
Washington Public Power Supply System, Nuclear Power
  Project #3, Series 1989A, MBIA/BIG Insured, 7/1/2010                                                              5,860,000
Washington State Public Power Supply System, Nuclear
  Project No. 3, Series  1989 B, Zero Coupon, 7/1/2006                                                              5,555,000
Washington State Public Power Supply System, Nuclear
  Project No. 3, Series  1990 B, Zero Coupon, 7/1/2002                                                             11,925,000
Washington State Public Power Supply, Series C, 5.375%,
  7/1/2015                                                                                      5,410,000
West Virginia
West Virginia State General Obligation, 11/1/2024                                               5,000,000
Wisconsin
Green Bay, WI, Industrial Development Revenue,
  Weyerhaeuser Company Project, Series A, 9%, 9/1/2006                                                              1,700,000
Kenosha, WI, General Obligation, Series C, MBIA, Zero
  Coupon, 6/1/2004                                                                                                  3,475,000
Kenosha, WI, General Obligation, Series B, Zero Coupon,,
  10/15/2008                                                                                    6,885,000
Milwaukee, Wisconsin General Obligation   , 12/1/2011                                           5,915,000
Wisconsin State, Series D, 5.75%, 5/1/2015                                                                          8,445,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 5.75%, 11/15/2007                                                                    1,500,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 6%, 11/15/2009                                                                       4,330,000
Wisconsin Health & Educational Facilities Authority,
  Felician Healthcare Inc., Series B, AMBAC, 6.25%,
  1/1/2022                                                                                                          5,285,000

                                                                 Pro Forma        Kemper Ohio Tax
                                                                 Combined        Free Market Value       Kemper Municipal
                       Security Name                         Par/Shares Amount          ($)            Bond Market Value ($)
                                                           ------------------------------------------------------------------
Lubbock, TX, Health Facilities Development Corp.,
  Methodist Hospital, Series B, AMBAC, 5.6%, 12/1/2007            2,415,000
Lubbock, TX, Health Facilities Development Corp.,
  Methodist Hospital, Series B, AMBAC, 5.625%, 12/1/2008          4,400,000
Lubbock, TX, Health Facilities Development Corporation,
  Series B,, 5.625%, 12/1/2009                                    4,640,000
Mesquite, TX, Independent School District,  General
  Obligation, 5.125%, 8/15/2019                                   2,640,000
North Texas, Highway Revenue Tolls, Dallas Tollway, Series
  1997 A, 5%, 1/1/2020                                            2,165,000
Northeast, TX, Hospital Authority, Revenue Refunding,
  Northeast Medical Center, Series 1997, 6%, 5/15/2010            2,180,000
Northwest Texas Independent School District, Capital
  Appreciation Bonds, Series 1991, Zero Coupon, 8/15/2010         3,690,000
Rio Grande Valley, TX, Health Facilities Development,
  Revenue, Series B, 6.4%, 8/1/2012                               3,700,000                                  3,861,690
Round Rock, TX, Independent School District, General
  Obligation, Zero Coupon, 8/1/2008                               5,020,000                                  3,393,319
Texas, Sabine River Pollution Authority, Revenue,
  Southwestern Electric Power, 6.1%, 4/1/2018                    30,200,000                                 31,571,684
San Antonio, TX, Airport Systems Revenue, Series 1991,
  ETM,, 7%, 7/1/2002                                              1,695,000
San Antonio, TX, Electric and Gas Revenue, Series 1989 A,
  Zero Coupon, 2/1/2005                                           9,500,000
San Antonio, TX, Electric and Gas Revenue, Series 1991 A,
  Zero Coupon, 2/1/2005                                          13,000,000
San Antonio, TX, Electric & Gas, Revenue Refunding, Series
  A, FGIC, Zero Coupon, 2/1/2006                                 17,900,000
San Antonio, TX, Zero Coupon, FGIC Insured, Series 1991B,
  2/1/2009                                                        4,400,000
San Antonio, TX, Electric & Gas, Revenue, Series A, 5.25%,
  2/1/2012                                                        3,000,000
Tarrant County, TX, Health Facilities Development Corp.,
  Hospital Refunding Revenue, Fort Worth Osteopathic
  Hospital, MBIA, 6%, 5/15/2011                                   4,615,000
Tarrant County, TX, Health Facilities Development Corp.,
  Hospital Refunding Revenue, Fort-Worth Osteopathic
  Hospital, MBIA, 6%, 5/15/2021                                   6,235,000
Texas General Obligation, 7%, 9/15/2012                           9,081,165                                  9,340,614
Texas Housing Agency Mortgage Revenue, Series A, 7.15%,
  9/1/2012                                                          150,000                                    154,395
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2007                9,250,000
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2009                4,435,000
Tesas Municipal Power Agency Revenue, Capital
  Appreciation, 9/1/2016                                         18,675,000
Texas Municipal Power Agency Revenue, Capital
  Appreciation, Refunded, Zero Coupon, 9/1/2017                   6,000,000
State of Texas, General Obligation, Amt-Veterans Land,
  6.4%, 12/1/2024                                                 8,550,000                                  8,815,990
State of Texas, General Obligation, Capital Appreciation,
  Prerefunded, Series C, 4/1/2005                                 7,540,000
Texas State, College Student Loan, 5%, 8/1/2020                   3,560,000
Texas State Deptartment Housing & Community Affairs,
  Revenue, Series A, 6.4%, 1/1/2027                               3,350,000                                  3,408,893
Texas Public Finance Authority, Building Authority, Series
  B, AMBAC, 6.25%, 2/1/2008                                       5,190,000
Texas Water Development Board Revenue, Series 1999 B,
  5.25%, 7/15/2017                                                5,000,000
Texas Water Revenue, 5.625%, 7/15/2011                            3,630,000                                  3,848,380
Texas Water Revenue C10 S00A, 5.625%, 7/15/2015                   1,000,000                                  1,036,780
Titus County, TX, Hospital District Revenue, Revenue,
  6.125%, 8/15/2013                                               6,700,000                                  6,179,209
Travis County, TX, Health Facilities Development Corp.,
  Ascension Health,  Series 1999 A, 5.75%, 11/15/2011             3,440,000
Travis County, TX, Health Facilities Development
  Corp.,Ascension Health, Series 199 A, 6.25%, 11/15/2015         2,780,000
Travis County, TX, Health Facilities Development Corp.,
  Series 1999 A, 6.25%, 11/15/2016                               13,770,000
Travis County, TX, Housing Financial Corporation Revenue,
  Series A, 7%, 12/1/2011                                           225,000                                    232,177
Trinity River, Texas, Wastewater Systems Revenue, Series
  B, 5.25%, 8/1/2012                                              5,540,000
Waxahachie, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2012                              4,120,000                                  2,251,003
Waxahachie, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2013                              2,060,000                                  1,057,027
Utah
Intermountain Power Supply Agency, UT, Power Supply
  Revenue, Series A, AMBAC, Zero Coupon, 7/1/2002                 1,655,000
Intermountain Power Supply Agency, UT, 5%, 7/1/2012                 630,000
Intermountain Power Supply Agency, UT, 7/1/2003                     630,000
Intermountain Power Supply Agency, UT, 7/1/2004                   1,095,000
Intermountain Power Supply Agency, UT, 5%, 7/1/2012                 370,000
Intermountain Power Supply Agency, UT, 7/1/2003                     370,000
Intermountain Power Supply Agency, UT, 7/1/2004                     635,000
Intermountain Power Supply Agency, UT, 6.5%, 7/1/2008             2,530,000
Intermountain Power Supply Agency, UT, 6.5%, 7/1/2008             1,470,000
Provo, UT, Electric System Revenue, ETM, AMBAC, 10.375%,
  9/15/2015                                                       1,745,000
Salt Lake City, UT, Hospital Revenue, Intermountain Health
  Care, Inversed Inflow, Series 1992, 6.15%, 2/15/2012            1,500,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2002                 5,200,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2004                 5,895,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2005                 5,900,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2006                 5,895,000
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2007                 3,750,000
Utah State Housing Financial Agency, Revenue, Series D,
  8.625%, 1/1/2019                                                   40,000                                     40,198
West Valley City, UT, Excise Tax Revenue, 10.625%, 7/1/2004         555,000                                    620,650
Virgin Islands
Virgin Islands Public Financial Authority Revenue, Series
  1992 A, Prerefunded 10/01/2002 at 102, 7.25%, 10/1/2018         5,725,000             241,677              3,222,360
Virgin Islands Public Finance Authority, Revenue Bond,
  Series 1999 A, 6.5%, 10/1/2024                                    900,000             311,205
Virginia
Fairfax County, VA, Economic Development Authority
  Revenue, Series 1999 A, 7.25%, 10/1/2019                        2,000,000
Fairfax County, VA, Economic Development Authority
  Revenue, Retirement Community, Series A, 7.5%, 10/1/2029        7,100,000                                  7,225,315
Richmond, VA, General Obligation, Series B, 6.25%,
  1/15/2018                                                       2,665,000                                  2,724,056
Roanoke, VA, Industrial Development Authority, Roanoke
  Memorial Hospital, Series B, MBIA, 6.125%, 7/1/2017             5,500,000
Southeastern Public Service Authority, VA, Refunding
  Revenue, Series A, MBIA, 5.25%, 7/1/2010                        7,380,000
Virginia Beach, VA, Development Authority, VA Beach
  General Hospital Project, Series 1993, 5.125%, 2/15/2018        3,000,000
Virginia State Public School Authority, Series B, 5%,
  8/1/2017                                                        6,010,000
Virginia State Public School Authority, Series B, 5%,
  8/1/2020                                                        2,960,000
Winchester County, VA, Industrial Development Authority,
  Hospital Revenue, AMBAC, 6%, 1/1/2015                           5,700,000
Washington
Chelan County, Washington Public Utility No. 1 Columbia
  River Rock, Capital Appreciation, Series A, 6/1/2014           12,685,000
Clark County, WA, Public Utility District, FGIC Insured,
  Series 1995, 6%, 1/1/2008                                       2,200,000
Clark County, WA, School District, General Obligation ,
  6.125%, 12/1/2011                                               3,190,000
King & Snohomish Counties, WA, General Obligation, School
  District #417, FGIC, 5.6%, 12/1/2010                            1,650,000
King County, WA, General Obligation, Series B, 6.625%,
  12/1/2015                                                       9,845,000                                 10,984,854
Port Seattle Wash Rev, 6%, 2/1/2012                               1,765,000
Port Seattle Washington Revenue, 6%, 2/1/2014                     4,000,000
Snohomish County, WA, School District #6, FGIC, 6.5%,
  12/1/2007                                                       3,325,000
Snohomish County,  WA,  School District # 015,  General
  Obligation, 5.75%, 12/1/2011                                    3,485,000
Spokane County, WA, School District, General Obligation,
  Series B, Zero Coupon, 12/1/2014                                2,500,000                                  1,174,875
State of Washington, General Obligation Series AT-5, MBIA
  Insured, Zero Coupon, 8/1/2010                                  2,625,000
Washington St, 1/1/2017                                           4,535,000
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.8%, 11/1/2009                         4,595,000
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.75%, 11/1/2007                        7,350,000
Washington State Health Care Facilities Authority, Empire
  Health Services-Spokane, Series 1993, 5.8%, 11/1/2008           4,865,000
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.8%, 11/1/2010                         2,100,000
Washington State Public Power Supply System, Nuclear
  Project No. 1, Series 1990 B, 7.25%, 7/1/2009                  12,350,000
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
  7/1/2007                                                        4,195,000
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
  7/1/2007                                                        4,375,000
Washington State Public Power Supply System, Nuclear
  Project No. 2, Series 1990 A, 7.25%, 7/1/2006                   7,000,000
Washington Public Power Supply System, Nuclear Project #2,
  Series 1992A, MBIA/BIG Insured, Zero Coupon, 7/1/2011           4,200,000
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #2, Series A, MBIA, 5.7%, 7/1/2008              5,000,000
Washington State Public Power Supply System Nuclear
  Project No. 2, Series 1994 A, 6%, 7/1/2007                      7,000,000
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #3, Series A, MBIA, Zero Coupon, 7/1/2004       3,625,000
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #3, Series A, MBIA, Zero Coupon, 7/1/2005       4,125,000
Washington State Public Power Supply System,, Nuclear
  Project No. 3, Series  1989 A, Zero Coupon, 7/1/2006            1,380,000
Washington Public Power Supply System, Nuclear Power
  Project #3, Series 1989A, MBIA/BIG Insured, 7/1/2010            5,860,000
Washington State Public Power Supply System, Nuclear
  Project No. 3, Series  1989 B, Zero Coupon, 7/1/2006            5,555,000
Washington State Public Power Supply System, Nuclear
  Project No. 3, Series  1990 B, Zero Coupon, 7/1/2002           11,925,000
Washington State Public Power Supply, Series C, 5.375%,
  7/1/2015                                                        5,410,000                                  5,427,149
West Virginia
West Virginia State General Obligation, 11/1/2024                 5,000,000                                  1,296,300
Wisconsin
Green Bay, WI, Industrial Development Revenue,
  Weyerhaeuser Company Project, Series A, 9%, 9/1/2006            1,700,000
Kenosha, WI, General Obligation, Series C, MBIA, Zero
  Coupon, 6/1/2004                                                3,475,000
Kenosha, WI, General Obligation, Series B, Zero Coupon,,
  10/15/2008                                                      6,885,000                                  4,610,677
Milwaukee, Wisconsin General Obligation   , 12/1/2011             5,915,000                                  3,384,148
Wisconsin State, Series D, 5.75%, 5/1/2015                        8,445,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 5.75%, 11/15/2007                  1,500,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 6%, 11/15/2009                     4,330,000
Wisconsin Health & Educational Facilities Authority,
  Felician Healthcare Inc., Series B, AMBAC, 6.25%,
  1/1/2022                                                        5,285,000

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Lubbock, TX, Health Facilities Development Corp.,
  Methodist Hospital, Series B, AMBAC, 5.6%, 12/1/2007              2,554,490              2,554,490
Lubbock, TX, Health Facilities Development Corp.,
  Methodist Hospital, Series B, AMBAC, 5.625%, 12/1/2008            4,679,444              4,679,444
Lubbock, TX, Health Facilities Development Corporation,
  Series B,, 5.625%, 12/1/2009                                      4,950,369              4,950,369
Mesquite, TX, Independent School District,  General
  Obligation, 5.125%, 8/15/2019                                     2,550,424              2,550,424
North Texas, Highway Revenue Tolls, Dallas Tollway, Series
  1997 A, 5%, 1/1/2020                                              2,051,424              2,051,424
Northeast, TX, Hospital Authority, Revenue Refunding,
  Northeast Medical Center, Series 1997, 6%, 5/15/2010              2,346,900              2,346,900
Northwest Texas Independent School District, Capital
  Appreciation Bonds, Series 1991, Zero Coupon, 8/15/2010           2,271,637              2,271,637
Rio Grande Valley, TX, Health Facilities Development,
  Revenue, Series B, 6.4%, 8/1/2012                                                        3,861,690
Round Rock, TX, Independent School District, General
  Obligation, Zero Coupon, 8/1/2008                                                        3,393,319
Texas, Sabine River Pollution Authority, Revenue,
  Southwestern Electric Power, 6.1%, 4/1/2018                                             31,571,684
San Antonio, TX, Airport Systems Revenue, Series 1991,
  ETM,, 7%, 7/1/2002                                                1,759,732              1,759,732
San Antonio, TX, Electric and Gas Revenue, Series 1989 A,
  Zero Coupon, 2/1/2005                                             7,795,320              7,795,320
San Antonio, TX, Electric and Gas Revenue, Series 1991 A,
  Zero Coupon, 2/1/2005                                            10,667,280             10,667,280
San Antonio, TX, Electric & Gas, Revenue Refunding, Series
  A, FGIC, Zero Coupon, 2/1/2006                                   14,007,645             14,007,645
San Antonio, TX, Zero Coupon, FGIC Insured, Series 1991B,
  2/1/2009                                                          2,958,076              2,958,076
San Antonio, TX, Electric & Gas, Revenue, Series A, 5.25%,
  2/1/2012                                                          3,051,090              3,051,090
Tarrant County, TX, Health Facilities Development Corp.,
  Hospital Refunding Revenue, Fort Worth Osteopathic
  Hospital, MBIA, 6%, 5/15/2011                                     4,948,341              4,948,341
Tarrant County, TX, Health Facilities Development Corp.,
  Hospital Refunding Revenue, Fort-Worth Osteopathic
  Hospital, MBIA, 6%, 5/15/2021                                     6,634,663              6,634,663
Texas General Obligation, 7%, 9/15/2012                                                    9,340,614
Texas Housing Agency Mortgage Revenue, Series A, 7.15%,
  9/1/2012                                                                                   154,395
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2007                  9,999,435              9,999,435
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2009                  4,884,354              4,884,354
Tesas Municipal Power Agency Revenue, Capital
  Appreciation, 9/1/2016                                            7,932,393              7,932,393
Texas Municipal Power Agency Revenue, Capital
  Appreciation, Refunded, Zero Coupon, 9/1/2017                     2,390,220              2,390,220
State of Texas, General Obligation, Amt-Veterans Land,
  6.4%, 12/1/2024                                                                          8,815,990
State of Texas, General Obligation, Capital Appreciation,
  Prerefunded, Series C, 4/1/2005                                   6,148,719              6,148,719
Texas State, College Student Loan, 5%, 8/1/2020                     3,315,428              3,315,428
Texas State Deptartment Housing & Community Affairs,
  Revenue, Series A, 6.4%, 1/1/2027                                                        3,408,893
Texas Public Finance Authority, Building Authority, Series
  B, AMBAC, 6.25%, 2/1/2008                                         5,676,095              5,676,095
Texas Water Development Board Revenue, Series 1999 B,
  5.25%, 7/15/2017                                                  4,964,100              4,964,100
Texas Water Revenue, 5.625%, 7/15/2011                                                     3,848,380
Texas Water Revenue C10 S00A, 5.625%, 7/15/2015                                            1,036,780
Titus County, TX, Hospital District Revenue, Revenue,
  6.125%, 8/15/2013                                                                        6,179,209
Travis County, TX, Health Facilities Development Corp.,
  Ascension Health,  Series 1999 A, 5.75%, 11/15/2011               3,627,927              3,627,927
Travis County, TX, Health Facilities Development
  Corp.,Ascension Health, Series 199 A, 6.25%, 11/15/2015           2,985,581              2,985,581
Travis County, TX, Health Facilities Development Corp.,
  Series 1999 A, 6.25%, 11/15/2016                                 14,722,195             14,722,195
Travis County, TX, Housing Financial Corporation Revenue,
  Series A, 7%, 12/1/2011                                                                    232,177
Trinity River, Texas, Wastewater Systems Revenue, Series
  B, 5.25%, 8/1/2012                                                5,628,695              5,628,695
Waxahachie, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2012                                                       2,251,003
Waxahachie, TX, Independent School District, General
  Obligation, Zero Coupon, 8/15/2013                                                       1,057,027
Utah
Intermountain Power Supply Agency, UT, Power Supply
  Revenue, Series A, AMBAC, Zero Coupon, 7/1/2002                   1,538,868              1,538,868
Intermountain Power Supply Agency, UT, 5%, 7/1/2012                   629,993                629,993
Intermountain Power Supply Agency, UT, 7/1/2003                       558,684                558,684
Intermountain Power Supply Agency, UT, 7/1/2004                       925,012                925,012
Intermountain Power Supply Agency, UT, 5%, 7/1/2012                   367,254                367,254
Intermountain Power Supply Agency, UT, 7/1/2003                       327,783                327,783
Intermountain Power Supply Agency, UT, 7/1/2004                       535,863                535,863
Intermountain Power Supply Agency, UT, 6.5%, 7/1/2008               2,827,047              2,827,047
Intermountain Power Supply Agency, UT, 6.5%, 7/1/2008               1,627,745              1,627,745
Provo, UT, Electric System Revenue, ETM, AMBAC, 10.375%,
  9/15/2015                                                         2,408,466              2,408,466
Salt Lake City, UT, Hospital Revenue, Intermountain Health
  Care, Inversed Inflow, Series 1992, 6.15%, 2/15/2012              1,616,445              1,616,445
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2002                   4,835,116              4,835,116
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2004                   4,979,860              4,979,860
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2005                   4,744,426              4,744,426
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2006                   4,508,083              4,508,083
Associated Municipal Power System, UT, Hunter Project,
  Refunding Revenue, AMBAC, Zero Coupon, 7/1/2007                   2,724,487              2,724,487
Utah State Housing Financial Agency, Revenue, Series D,
  8.625%, 1/1/2019                                                                            40,198
West Valley City, UT, Excise Tax Revenue, 10.625%, 7/1/2004                                  620,650
Virgin Islands
Virgin Islands Public Financial Authority Revenue, Series
  1992 A, Prerefunded 10/01/2002 at 102, 7.25%, 10/1/2018           2,685,300              6,149,337
Virgin Islands Public Finance Authority, Revenue Bond,
  Series 1999 A, 6.5%, 10/1/2024                                      622,380                933,585
Virginia
Fairfax County, VA, Economic Development Authority
  Revenue, Series 1999 A, 7.25%, 10/1/2019                          2,013,120              2,013,120
Fairfax County, VA, Economic Development Authority
  Revenue, Retirement Community, Series A, 7.5%, 10/1/2029                                 7,225,315
Richmond, VA, General Obligation, Series B, 6.25%,
  1/15/2018                                                                                2,724,056
Roanoke, VA, Industrial Development Authority, Roanoke
  Memorial Hospital, Series B, MBIA, 6.125%, 7/1/2017               6,044,335              6,044,335
Southeastern Public Service Authority, VA, Refunding
  Revenue, Series A, MBIA, 5.25%, 7/1/2010                          7,635,348              7,635,348
Virginia Beach, VA, Development Authority, VA Beach
  General Hospital Project, Series 1993, 5.125%, 2/15/2018          2,949,270              2,949,270
Virginia State Public School Authority, Series B, 5%,
  8/1/2017                                                          5,827,776              5,827,776
Virginia State Public School Authority, Series B, 5%,
  8/1/2020                                                          2,815,670              2,815,670
Winchester County, VA, Industrial Development Authority,
  Hospital Revenue, AMBAC, 6%, 1/1/2015                             5,894,940              5,894,940
Washington
Chelan County, Washington Public Utility No. 1 Columbia
  River Rock, Capital Appreciation, Series A, 6/1/2014              6,137,129              6,137,129
Clark County, WA, Public Utility District, FGIC Insured,
  Series 1995, 6%, 1/1/2008                                         2,365,770              2,365,770
Clark County, WA, School District, General Obligation ,
  6.125%, 12/1/2011                                                 3,494,772              3,494,772
King & Snohomish Counties, WA, General Obligation, School
  District #417, FGIC, 5.6%, 12/1/2010                              1,758,619              1,758,619
King County, WA, General Obligation, Series B, 6.625%,
  12/1/2015                                                                               10,984,854
Port Seattle Wash Rev, 6%, 2/1/2012                                 1,893,403              1,893,403
Port Seattle Washington Revenue, 6%, 2/1/2014                       4,280,320              4,280,320
Snohomish County, WA, School District #6, FGIC, 6.5%,
  12/1/2007                                                         3,685,928              3,685,928
Snohomish County,  WA,  School District # 015,  General
  Obligation, 5.75%, 12/1/2011                                      3,736,163              3,736,163
Spokane County, WA, School District, General Obligation,
  Series B, Zero Coupon, 12/1/2014                                                         1,174,875
State of Washington, General Obligation Series AT-5, MBIA
  Insured, Zero Coupon, 8/1/2010                                    1,619,126              1,619,126
Washington St, 1/1/2017                                             1,882,841              1,882,841
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.8%, 11/1/2009                           4,889,034              4,889,034
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.75%, 11/1/2007                          7,754,470              7,754,470
Washington State Health Care Facilities Authority, Empire
  Health Services-Spokane, Series 1993, 5.8%, 11/1/2008             5,160,792              5,160,792
Washington Health Care Facilities Authority, Empire Health
  Services-Spokane, MBIA, 5.8%, 11/1/2010                           2,239,335              2,239,335
Washington State Public Power Supply System, Nuclear
  Project No. 1, Series 1990 B, 7.25%, 7/1/2009                    13,987,733             13,987,733
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
  7/1/2007                                                          3,051,736              3,051,736
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
  7/1/2007                                                          3,172,443              3,172,443
Washington State Public Power Supply System, Nuclear
  Project No. 2, Series 1990 A, 7.25%, 7/1/2006                     7,840,350              7,840,350
Washington Public Power Supply System, Nuclear Project #2,
  Series 1992A, MBIA/BIG Insured, Zero Coupon, 7/1/2011             2,466,996              2,466,996
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #2, Series A, MBIA, 5.7%, 7/1/2008                5,297,750              5,297,750
Washington State Public Power Supply System Nuclear
  Project No. 2, Series 1994 A, 6%, 7/1/2007                        7,503,860              7,503,860
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #3, Series A, MBIA, Zero Coupon, 7/1/2004         3,059,065              3,059,065
Washington Public Power Supply System, Revenue Refunding,
  Nuclear Project #3, Series A, MBIA, Zero Coupon, 7/1/2005         3,312,622              3,312,622
Washington State Public Power Supply System,, Nuclear
  Project No. 3, Series  1989 A, Zero Coupon, 7/1/2006              1,053,602              1,053,602
Washington Public Power Supply System, Nuclear Power
  Project #3, Series 1989A, MBIA/BIG Insured, 7/1/2010              3,619,429              3,619,429
Washington State Public Power Supply System, Nuclear
  Project No. 3, Series  1989 B, Zero Coupon, 7/1/2006              4,241,131              4,241,131
Washington State Public Power Supply System, Nuclear
  Project No. 3, Series  1990 B, Zero Coupon, 7/1/2002             11,083,095             11,083,095
Washington State Public Power Supply, Series C, 5.375%,
  7/1/2015                                                                                 5,427,149
West Virginia
West Virginia State General Obligation, 11/1/2024                                          1,296,300
Wisconsin
Green Bay, WI, Industrial Development Revenue,
  Weyerhaeuser Company Project, Series A, 9%, 9/1/2006              1,713,515              1,713,515
Kenosha, WI, General Obligation, Series C, MBIA, Zero
  Coupon, 6/1/2004                                                  2,947,078              2,947,078
Kenosha, WI, General Obligation, Series B, Zero Coupon,,
  10/15/2008                                                                               4,610,677
Milwaukee, Wisconsin General Obligation   , 12/1/2011                                      3,384,148
Wisconsin State, Series D, 5.75%, 5/1/2015                          8,859,649              8,859,649
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 5.75%, 11/15/2007                    1,583,775              1,583,775
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 6%, 11/15/2009                       4,670,294              4,670,294
Wisconsin Health & Educational Facilities Authority,
  Felician Healthcare Inc., Series B, AMBAC, 6.25%,
  1/1/2022                                                          5,828,403              5,828,403

                                                                                            Kemper Municipal    Scudder Managed
                                                                     Kemper Ohio Tax Free    Bond Par/Shares    Municipal Bonds
                       Security Name                                   Par/Shares Amount          Amount       Par/Shares Amount
                                                            ---------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority, Villa
  St. Francis Inc., Series C, AMBAC, 6.25%, 1/1/2022                                                                9,230,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.4%, 6/1/2008                                                                  2,335,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.45%, 6/1/2009                                                                 2,485,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, 6.45%, 6/1/2010                                                                       2,650,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2011                                                                  2,820,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2012                                                                  3,000,000
Wisconsin Health & Educational Facilities Authority,
  Wheaton Franciscan Services, MBIA, 6.1%, 8/15/2008                                                                4,580,000
Wisconsin Health & Educational Facilities Authority , MBIA
  Insured, 6.1%, 8/15/2009                                                                                          2,000,000
Wisconsin Health and Educational Facilities Authority,
  Hospital Sisters Services Inc. - Obligated Group,
  5.375%, 6/1/2018                                                                                                  4,800,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 6%, 11/15/2008                                                                       4,085,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 5.75%, 11/15/2006                                                                    2,000,000
Wisconsin  Health & Educational Facilities Authority,
  Aurora Health Care Inc., Series 1999 A, 5.6%, 2/15/2029                                      17,800,000           4,000,000
Wisconsin State Health & Educational Facilities, Aurora
  Health Care Inc., Series 1999 B, 5.625%, 2/15/2029                                            7,225,000           2,500,000
Wyoming
Wyoming Community Development Authority, Revenue, Single
  Family Mortgage, Series B, 8.125%, 6/1/2021                                                     220,000
Wyoming Community Development Authority, Single Family
  Mortgage Revenue, Series 1993 A, 5.85%, 6/1/2013                                                                  3,000,000
Wyoming Community Development Authority Housing, Revenue,
  Series 2, 6.35%, 6/1/2029                                                                     3,765,000

Total Long-Term Municipal Bond Investments (Cost of
  $35,697,851, $2,369,883,531, $2,064,805,164, and
  $4,470,164,463 respectively)


Total Investment Portfolio (Cost of $36,730,343,
  $2,385,821,371, $2,091,993,668, and $4,514,545,382
  respectively)

                                                                  Pro Forma        Kemper Ohio Tax
                                                                  Combined        Free Market Value       Kemper Municipal
                       Security Name                          Par/Shares Amount          ($)            Bond Market Value ($)
                                                            ------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority, Villa
  St. Francis Inc., Series C, AMBAC, 6.25%, 1/1/2022               9,230,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.4%, 6/1/2008                 2,335,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.45%, 6/1/2009                2,485,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, 6.45%, 6/1/2010                      2,650,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2011                 2,820,000
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2012                 3,000,000
Wisconsin Health & Educational Facilities Authority,
  Wheaton Franciscan Services, MBIA, 6.1%, 8/15/2008               4,580,000
Wisconsin Health & Educational Facilities Authority , MBIA
  Insured, 6.1%, 8/15/2009                                         2,000,000
Wisconsin Health and Educational Facilities Authority,
  Hospital Sisters Services Inc. - Obligated Group,
  5.375%, 6/1/2018                                                 4,800,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 6%, 11/15/2008                      4,085,000
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 5.75%, 11/15/2006                   2,000,000
Wisconsin  Health & Educational Facilities Authority,
  Aurora Health Care Inc., Series 1999 A, 5.6%, 2/15/2029         21,800,000                                 14,811,380
Wisconsin State Health & Educational Facilities, Aurora
  Health Care Inc., Series 1999 B, 5.625%, 2/15/2029               9,725,000                                  5,894,805
Wyoming
Wyoming Community Development Authority, Revenue, Single
  Family Mortgage, Series B, 8.125%, 6/1/2021                        220,000                                    223,568
Wyoming Community Development Authority, Single Family
  Mortgage Revenue, Series 1993 A, 5.85%, 6/1/2013                 3,000,000
Wyoming Community Development Authority Housing, Revenue,
  Series 2, 6.35%, 6/1/2029                                        3,765,000                                  3,866,997
                                                                            --------------------------------------------------
Total Long-Term Municipal Bond Investments (Cost of
  $35,697,851, $2,369,883,531, $2,064,805,164, and
  $4,470,164,463 respectively)                                                        36,696,451          2,473,755,036
                                                                            ==================================================
Total Investment Portfolio (Cost of $36,730,343,
  $2,385,821,371, $2,091,993,668, and $4,514,545,382
  respectively)                                                                       37,730,621          2,489,911,386
                                                                            ==================================================

                                                                Scudder Managed
                                                             Municipal Bonds Market   Pro Forma Combined
                       Security Name                                Value ($)           Market Value ($)
                                                            --------------------------------------------
Wisconsin Health & Educational Facilities Authority, Villa
  St. Francis Inc., Series C, AMBAC, 6.25%, 1/1/2022               10,203,765             10,203,765
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.4%, 6/1/2008                  2,557,432              2,557,432
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.45%, 6/1/2009                 2,745,328              2,745,328
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, 6.45%, 6/1/2010                       2,947,383              2,947,383
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2011                  3,178,337              3,178,337
Wisconsin Health & Educational Facilities Authority, SSM
  Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2012                  3,385,830              3,385,830
Wisconsin Health & Educational Facilities Authority,
  Wheaton Franciscan Services, MBIA, 6.1%, 8/15/2008                4,939,575              4,939,575
Wisconsin Health & Educational Facilities Authority , MBIA
  Insured, 6.1%, 8/15/2009                                          2,166,080              2,166,080
Wisconsin Health and Educational Facilities Authority,
  Hospital Sisters Services Inc. - Obligated Group,
  5.375%, 6/1/2018                                                  4,709,328              4,709,328
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 6%, 11/15/2008                       4,390,598              4,390,598
Wisconsin Health & Educational Facilities Authority,
  Aurora Medical, FSA Insured, 5.75%, 11/15/2006                    2,103,220              2,103,220
Wisconsin  Health & Educational Facilities Authority,
  Aurora Health Care Inc., Series 1999 A, 5.6%, 2/15/2029           3,328,400             18,139,780
Wisconsin State Health & Educational Facilities, Aurora
  Health Care Inc., Series 1999 B, 5.625%, 2/15/2029                2,039,725              7,934,530
Wyoming
Wyoming Community Development Authority, Revenue, Single
  Family Mortgage, Series B, 8.125%, 6/1/2021                                                223,568
Wyoming Community Development Authority, Single Family
  Mortgage Revenue, Series 1993 A, 5.85%, 6/1/2013                  3,055,362              3,055,362
Wyoming Community Development Authority Housing, Revenue,
  Series 2, 6.35%, 6/1/2029                                                                3,866,997
                                                            ----------------------------------------
Total Long-Term Municipal Bond Investments (Cost of
  $35,697,851, $2,369,883,531, $2,064,805,164, and
  $4,470,164,463 respectively)                                  2,213,138,466          4,723,589,953
                                                            ========================================
Total Investment Portfolio (Cost of $36,730,343,
  $2,385,821,371, $2,091,993,668, and $4,514,545,382
  respectively)                                                 2,241,231,541          4,768,873,548
                                                            ========================================

*It is not expected that any of the securities will have to be sold as a result of the Reorganization. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment manager of the Acquiring Fund to buy or sell securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

        PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                       AS OF NOVEMBER 30, 2000 (UNAUDITED)

                               Scudder Managed       Kemper Ohio          Kemper Municipal    Pro Forma        Pro Forma
                               Municipal Bonds        Tax Free                  Bond         Adjustments       Combined
                               ----------------  ------------------      -------------------------------     --------------
Investments, at value          $ 2,241,231,541   $      37,730,621       $   2,489,911,386                   $4,768,873,548
Cash                                   617,529            (142,273)                 31,835                   $      507,091
Other assets less liabilities      (27,191,419)            131,880              39,154,187  $   (10,607)(2)  $   12,094,648
                               ----------------  ------------------      -------------------------------     --------------
Total Net assets               $ 2,214,657,651   $      37,720,228       $   2,529,097,408  $   (10,607)     $4,781,464,680
                               ================  ==================      ===============================     ==============
Net Assets
Class S Shares                 $   768,364,686                                                               $  768,364,686
Class AARP Shares              $ 1,446,292,965                                                               $1,446,292,965
Class A Shares                                   $      24,673,336       $   2,459,913,045  $    (5,535)     $2,484,580,846
Class B Shares                                   $      10,715,941       $      61,127,564  $    (3,328)     $   71,840,177
Class C Shares                                   $       2,330,951       $       8,056,799  $    (1,744)     $   10,386,006
Shares Outstanding
Class S Shares                      87,690,199                                                                   87,690,199
Class AARP Shares                  165,067,246                                                                  165,067,246
Class A Shares                                           2,482,322             253,434,706   27,710,922         283,627,950
Class B Shares                                           1,078,679               6,314,141      808,113           8,200,933
Class C Shares                                             234,615                 828,763      122,239           1,185,617
Net Asset Value per Share
Class S Shares                          $ 8.76                                                               $         8.76
Class AARP Shares                       $ 8.76                                                               $         8.76
Class A Shares                                                9.94                    9.71                   $         8.76
Class B Shares                                                9.93                    9.68                   $         8.76
Class C Shares                                                9.94                    9.72                   $         8.76

              PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
         FOR THE TWELVE MONTH PERIOD ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                              Scudder Managed    Kemper Ohio     Kemper Municipal   Pro Forma         Pro Forma
                                              Municipal Bonds   Tax Free Bond          Bond        Adjustments         Combined
                                             -------------------------------------------------------------------------------------
Investment Income:
  Interest income                              $  68,758,951      2,186,707         153,537,361    $        --      $ 224,483,019
                                             -------------------------------------------------------------------------------------
            Total Investment Income               68,758,951      2,186,707         153,537,361                       224,483,019
  Expenses
     Management fees                               5,950,438        205,443          10,600,856     (1,030,003) (3)    15,726,734
     12B-1 Fees                                            -         99,691             551,574      4,912,059  (4)     5,563,324
     Trustees Fees                                    70,563          5,461              61,902        (67,363) (5)        70,563
     All other expenses                            1,562,843        211,110           7,420,381     (4,766,360) (6)     4,427,974
                                             -------------------------------------------------------------------------------------
  Total expenses before reductions                 7,583,844        521,705          18,634,713       (951,667)        25,788,595
  Expense reductions                                       -              -                   -       (126,258) (7)      (126,258)
                                             -------------------------------------------------------------------------------------
  Expenses, net                                    7,583,844        521,705          18,634,713     (1,077,925)        25,662,337
                                             -------------------------------------------------------------------------------------
Net investment income (loss)                      61,175,107      1,665,002         134,902,648      1,077,925        198,820,682
                                             -------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments        4,593,843       (107,027)        (26,752,235)            --        (22,265,419)

  Net increase in unrealized appreciation
     of investments during the period            113,421,883        489,786          79,579,577             --        193,491,246
                                             -------------------------------------------------------------------------------------

Net increase in net assets from operations     $ 179,190,833    $ 2,047,761       $ 187,729,990    $ 1,077,925      $ 370,046,509
                                             =====================================================================================

Notes to Pro Forma Combining Financial Statements
(Unaudited)
November 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of November 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended November 30, 2000 for Scudder Managed Municipal Bonds, Kemper Ohio Tax Free Bond Fund, and Kemper Municipal Bonds as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $399 and $10,208 to be borne by Kemper Ohio Tax Free Bond Fund and Kemper Municipal Bond Fund, respectively.

3. Represents reduction in management fees resulting from a new management agreement.

4. Reclassification of accounting service fees as being covered under the 12b-1 plan.

5.    Reduction in trustee fees resulting from the Reorganization.

6. Represents increase in other expenses resulting from the utilization of Scudder Managed Municipal Bond Fund's administrative agreement for the entire year and reclassification of accounting service fees as being covered under the 12b-1 plan.

7. Reflects implementation of a fee waiver in connection with the administrative agreement.

                                  Thank you
                     for mailing your proxy card promptly!
================================================================================


                              We appreciate your
                            continuing support and
                            look forward to serving
                         your future investment needs.
--------------------------------------------------------------------------------

Kemper Funds
================================================================================
 . Kemper Ohio Tax-Free Income
  Fund




                                                                  KP Ohio TF #12
--------------------------------------------------------------------------------

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                            YOUR VOTE IS IMPORTANT!

                  *** CONTROL NUMBER: 999 999 999 999 99 ***

           Please fold and detach card at perforation before mailing


                       KEMPER OHIO TAX-FREE INCOME FUND

                Special Meeting of Shareholders - May 24, 2001

    I hereby appoint Philip J. Collora, Maureen E. Kane, Caroline Pearson and Kathryn L. Quirk, each with the full power of substitution, as my proxies to vote all shares of the above-referenced fund (the "Fund") that I am entitled to vote, as shown on the reverse side, at the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on May 24, 2001 at 4:00 p.m., Eastern time, at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, and at any adjournments or postponements thereof.

    I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement relating to the Special Meeting.

    This instruction may be revoked at any time prior to its exercise at the Special Meeting by execution of a subsequent proxy card, by written notice to the Fund's Secretary or by voting in person at the Special Meeting.

                         PLEASE SIGN, DATE AND RETURN
                      PROMPTLY IN THE ENCLOSED ENVELOPE.
                            NO POSTAGE IS REQUIRED.

                            Dated ___________, 2001

Please sign exactly as your name or names appear. When signing as an attorney, executor, administrator, trustee or guardian, please give your full title as such.

                  -------------------------------------------
                        Signature(s) of Shareholder(s)

                            YOUR VOTE IS IMPORTANT!

           Please fold and detach card at perforation before mailing

This proxy, if properly executed, will be voted in the manner directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of the proposals.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSALS.

PROPOSAL 1

To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

NOMINEES:  (01) John W. Ballantine, (02) Lewis A. Burnham, (03) Mark S. Casady,
           (04) Linda C. Coughlin, (05) Donald L. Dunaway, (06) James R. Edgar,
           (07) William F. Glavin, (08) Robert B. Hoffman, (09) Shirley D. Peterson, (10) Fred B. Renwick, (11) William P. Sommers, (12) John G. Weithers.

INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL NOMINEE, WRITE THE NAME(S) ON THE LINE IMMEDIATELY BELOW.

--------------------------------------------------------------------------------

Please vote by filling in the boxes below.

FOR all nominees listed (except as noted in space provided) [_]

WITHHOLD authority to vote for all nominees listed [_]



PROPOSAL 2

To approve an Agreement and Plan of Reorganization for the Fund (the "Plan"). Under the plan (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Managed Municipal Bonds,
(ii) each shareholder of the Fund would receive shares of Scudder Managed Municipal Bonds of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of the shareholder's holdings in the Fund, and (iii) the Fund would then be terminated.

           FOR      AGAINST        ABSTAIN
           [_]        [_]            [_]

PROPOSAL 3

To ratify the selection of Ernst & Young LLP as the independent auditors of the Fund for the Fund's current fiscal year.

           FOR      AGAINST        ABSTAIN
           [_]        [_]            [_]


THE PROXIES ARE AUTHORIZED TO VOTE IN THEIR DISCRETION ON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING AND ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.

        PLEASE BE SURE TO SIGN AND DATE THIS PROXY ON THE REVERSE SIDE